      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2016.

                                                            FILE NOS. 333-201800
                                                                       811-03240
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 4                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 222                         [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

         THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)


                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                              (Name of Depositor)


                              2929 ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (713) 831-3150


                               MARK MATTHES, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               2929 ALLEN PARKWAY
                              HOUSTON, TEXAS 77019
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485


[ ]  on     pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in The Variable Annuity Life Insurance Company Separate Account A of The Variable Annuity Life
Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS



                                   ITEM NUMBER
                                   IN FORM N-4                                                     CAPTION
---------------------------------------------------------------------------------- ---------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Platinum Elite Variable Annuity;
                                                                                    Purchasing a Polaris Platinum Elite
                                                                                    Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Platinum Elite Variable
                                                                                    Annuity; Purchasing a Polaris Platinum
                                                                                    Elite Variable Annuity; Investment
                                                                                    Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Platinum Elite
                                                                                    Variable Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information



                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.



                    ITEM NUMBER
                    IN FORM N-4                                    CAPTION
--------------------------------------------------- -------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Platinum Elite Variable
                                                     Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Platinum Elite
                                                     Variable Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                             POLARIS Platinum Elite

                                   PROSPECTUS
                                  MAY 2, 2016
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               in connection with

                            VALIC SEPARATE ACCOUNT A

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.


IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 2, 2016. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



UNDERLYING FUNDS:                                  MANAGED BY:
  Aggressive Growth                                Wells Capital Management Incorporated
  American Funds Asset Allocation SAST             Capital Research and Management Company(1)
  American Funds Global Growth SAST                Capital Research and Management Company(1)
  American Funds Growth SAST                       Capital Research and Management Company(1)
  American Funds Growth-Income SAST                Capital Research and Management Company(1)
  Asset Allocation                                 Edge Asset Management, Inc.
  Balanced                                         J.P. Morgan Investment Management Inc.
  Blue Chip Growth                                 Massachusetts Financial Services Company
  Capital Appreciation                             Wellington Management Company LLP
  Capital Growth                                   The Boston Company Asset Management, LLC
  Corporate Bond                                   Federated Investment Management Company
  "Dogs" of Wall Street                            SunAmerica Asset Management, LLC
  Emerging Markets                                 J.P. Morgan Investment Management Inc.
  Equity Opportunities                             OppenheimerFunds, Inc.
  Foreign Value                                    Templeton Investment Counsel, LLC
  Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC
  Franklin Income VIP Fund                         Franklin Advisers, Inc.
  Fundamental Growth                               Wells Capital Management Incorporated
  Global Bond                                      Goldman Sachs Asset Management International
  Global Equities                                  J.P. Morgan Investment Management Inc.
  Goldman Sachs VIT Government Money Market Fund   Goldman Sachs Asset Management, L.P.
  Government and Quality Bond                      Wellington Management Company LLP
  Growth                                           Wellington Management Company LLP
  Growth-Income                                    J.P. Morgan Investment Management Inc.
  Growth Opportunities                             Invesco Advisers, Inc.
  High-Yield Bond                                  PineBridge Investments LLC
  International Diversified Equities               Morgan Stanley Investment Management Inc.
  International Growth and Income                  Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund, Series II  Invesco Advisers, Inc.
    Shares
  Invesco V.I. Comstock Fund, Series II Shares     Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund, Series II   Invesco Advisers, Inc.
    Shares
  Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                 MANAGED BY:
  Managed Allocation Balanced                     SunAmerica Asset Management, LLC(2)
  Managed Allocation Growth                       SunAmerica Asset Management, LLC(2)
  Managed Allocation Moderate                     SunAmerica Asset Management, LLC(2)
  Managed Allocation Moderate Growth              SunAmerica Asset Management, LLC(2)
  Mid-Cap Growth                                  J.P. Morgan Investment Management Inc.
  Natural Resources                               Wellington Management Company LLP
  Real Estate                                     FIAM LLC(4)
  Real Return                                     Wellington Management Company LLP
  SA AB Growth                                    AllianceBernstein L.P.
  SA BlackRock Multi-Asset Income                 BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio   BlackRock Investment Management, LLC
  SA JPMorgan MFS Core Bond                       J.P. Morgan Investment Management Inc. and Massachusetts
                                                  Financial Services Company
  SA Legg Mason BW Large Cap Value(3)             Brandywine Global Investment Management, LLC(3)
  SA Marsico Focused Growth                       Marsico Capital Management, LLC
  SA MFS Massachusetts Investors Trust            Massachusetts Financial Services Company
  SA MFS Total Return                             Massachusetts Financial Services Company
  SA Schroders VCP Global Allocation Portfolio    Schroder Investment Management North America Inc.
  SA T. Rowe Price VCP Balanced Portfolio         T. Rowe Price Associates, Inc.
  Small & Mid Cap Value                           AllianceBernstein L.P.
  Small Company Value                             Franklin Advisory Services, LLC
  SunAmerica Dynamic Allocation Portfolio         SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SunAmerica Dynamic Strategy Portfolio           SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  Technology                                      Columbia Management Investment Advisers, LLC
  Telecom Utility                                 Massachusetts Financial Services Company
  Ultra Short Bond Portfolio(5)                   Dimensional Fund Advisors LP(5)
  VCP Managed Asset Allocation SAST Portfolio     Capital Research and Management Company(1)
  VCP Total Return Balanced Portfolio             Pacific Investment Management Company LLC
  VCP Value Portfolio                             Invesco Advisers, Inc.


1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.

2 On July 29, 2015, the investment manager changed from Ibbotson Associates,
  Inc. to SunAmerica Asset Management, LLC.


3 On September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg
  Mason BW Large Cap Value Portfolio and the investment adviser changed from Davis Selected Advisers, L.P. to Brandywine Global Investment Management, LLC.


4 On December 10, 2015, the investment manager Pyramis Global Advisors, LLC was renamed FIAM LLC.


5 On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond
  Portfolio and the investment manager changed from BofA Advisors, LLC to Dimensional Fund Advisors LP.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------







GLOSSARY..........................................   3
HIGHLIGHTS........................................   4
FEE TABLE.........................................   6
      Maximum Owner Transaction Expenses..........   6
      Contract Maintenance Fee....................   6
      Separate Account Annual Expenses............   6
      Additional Optional Feature Fees............   6
        Optional Polaris Income Plus, Polaris
          Income
           Builder and Polaris Income Plus Daily     6
             Fee..................................
      Total Annual Portfolio Operating Expenses...   6
        .
MAXIMUM AND MINIMUM EXPENSE EXAMPLES..............   8
THE POLARIS PLATINUM ELITE
  VARIABLE ANNUITY................................   9
PURCHASING A POLARIS PLATINUM ELITE
  VARIABLE ANNUITY................................   9
      Allocation of Purchase Payments.............  10
      Accumulation Units..........................  11
      Free Look...................................  11
      Exchange Offers.............................  12
      Important Information for Military            12
        Servicemembers............................
INVESTMENT OPTIONS................................  12
      Variable Portfolios.........................  12
        AIM Variable Insurance Funds (Invesco
          Variable
           Insurance Funds).......................  13
        Franklin Templeton Variable Insurance
          Products
           Trust..................................  13
        Goldman Sachs Variable Insurance Trust....  13
        Lord Abbett Series Fund, Inc..............  13
        Anchor Series Trust.......................  13
        Seasons Series Trust......................  13
        SunAmerica Series Trust...................  13
      Substitution, Addition or Deletion of
        Variable
        Portfolios................................  17
      Fixed Accounts..............................  17
      Dollar Cost Averaging Fixed Accounts........  17
      Dollar Cost Averaging Program...............  18
      Polaris Portfolio Allocator Program.........  18
      50%-50% Combination Model Program...........  20
      Transfers During the Accumulation Phase.....  22
      Automatic Asset Rebalancing Program.........  24
      Voting Rights...............................  25
ACCESS TO YOUR MONEY..............................  25
      Free Withdrawal Amount......................  25
      Systematic Withdrawal Program...............  26
      Nursing Home Waiver.........................  26
      Minimum Contract Value......................  27
      Qualified Contract Owners...................  27
OPTIONAL LIVING BENEFITS..........................  27
      Polaris Income Plus, Polaris Income Builder
        and
        Polaris Income Plus Daily.................  29
ADDITIONAL IMPORTANT INFORMATION
  APPLICABLE TO ALL OPTIONAL LIVING BENEFITS......  39
DEATH BENEFITS....................................  42
      Beneficiary Continuation Programs...........  43
      Death Benefit Defined Terms.................  44
      Death Benefit Options.......................  44
      Standard Death Benefit......................  44
      Optional Maximum Anniversary Value Death      44
        Benefit...................................
      Spousal Continuation........................  45
EXPENSES..........................................  45
      Separate Account Expenses...................  46
      Withdrawal Charges..........................  46
      Underlying Fund Expenses....................  46
      Contract Maintenance Fee....................  46
      Transfer Fee................................  47
      Optional Living Benefit Fees................  47
      Optional Polaris Income Plus, Polaris
        Income Builder
        and Polaris Income Plus Daily Living        47
          Benefit Fee.............................
      Optional Maximum Anniversary Value Death
        Benefit
        Fee.......................................  47


      Premium Tax.................................  47
      Income Taxes................................  47
      Reduction or Elimination of Fees, Expenses
        and
        Additional Amounts Credited...............  47
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT....................................  48
ANNUITY INCOME OPTIONS............................  49
      The Income Phase............................  49
      Annuity Income Options......................  49
      Fixed or Variable Annuity Income Payments...  50
        .
      Annuity Income Payments.....................  50
      Transfers During the Income Phase...........  51
      Deferment of Payments.......................  51
TAXES.............................................  51
      Annuity Contracts in General................  51
      Tax Treatment of Distributions -
        Non-Qualified
        Contracts.................................  52
      Tax Treatment of Distributions - Qualified    52
        Contracts.................................
      Required Minimum Distributions..............  53
      Tax Treatment of Death Benefits.............  54
      Tax Treatment of Optional Living Benefits...  54
        .
      Contracts Owned by a Trust or Corporation...  54
        .
      Foreign Account Tax Compliance ("FATCA")....  54
      Other Withholding Tax.......................  55
      Gifts, Pledges and/or Assignments of a        55
        Contract..................................
      Diversification and Investor Control........  55
OTHER INFORMATION.................................  55
      The Distributor.............................  55
      The Company.................................  55
      The Separate Account........................  56
      The General Account.........................  56
      Financial Statements........................  57
      Administration..............................  57
      Legal Proceedings...........................  58
      Registration Statements.....................  58
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION.....................................  58
APPENDIX A - CONDENSED FINANCIAL INFORMATION...... A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY..................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS,
  AND POLARIS INCOME BUILDER FEE AND POLARIS
  INCOME PLUS DAILY............................... C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.... D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................... E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO FEBRUARY 29, 2016............... F-1



                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to The Variable Annuity Life Insurance Company "VALIC". The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, American Funds Asset Allocation SAST, and VCP Managed Asset Allocation SAST Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


PURCHASE PAYMENTS LIMIT - $1,000,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.


TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Platinum Elite Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.30% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PLATINUM ELITE VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing an optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.



                                       4


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 8%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)..... $50

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge(4)...................... 1.30%
  Optional Maximum Anniversary Value Death
     Benefit Fee.................................. 0.25%
                                                   ----
     Maximum Separate Account Annual Expenses..... 1.55%
                                                   ====


ADDITIONAL OPTIONAL FEATURE FEES


You may elect one of the following optional living benefits, Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily below, each of which are guaranteed minimum withdrawal benefits:


OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE

(calculated as a percentage of the Income Base)(5)


                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(6)    FEE RATE(6)
------------------------------ ---------------- ------------
  For One Covered Person......      1.10%          2.20%
  For Two Covered Persons.....      1.35%          2.70%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF DECEMBER 31, 2015)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(7)   MAXIMUM(7)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.55%        2.20%



FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 years as follows:


YEARS SINCE RECEIPT:.....   1    2    3    4    5    6    7   8+
                          8%   7%   6%   5%   4%   3%   2%   0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.


 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.


 4 If you do not elect any optional features, your separate account annual expenses would be 1.30%.


 5 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below.


                                       6


 6 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.


 Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SA BlackRock VCP Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio, SA
 T. Rowe Price VCP Balanced Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, VCP Managed Asset Allocation SAST Portfolio, VCP Total Return Balanced Portfolio or VCP Value Portfolio. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.



                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%



   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).



 7 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2015. There is a contractual agreement with Anchor Series Trust under which it will waive 1.03% of its fee and the fee is 1.17% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.17%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2017 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2015.



                                       7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.





MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 1.55% (including the optional Maximum Anniversary Value death benefit), the optional Polaris Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 2.20%*)


(1)   If you surrender your contract at the end of the applicable time period:



   1 YEAR      3 YEARS     5 YEARS     10 YEARS
-----------   ---------   ---------   ---------
  $1,236      $2,393      $3,434      $5,976


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $436     $1,793      $3,034      $5,976



MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.30%, no election of optional features and investment in an Underlying Fund with total expenses of 0.55%)






(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $993     $1,197      $1,426      $2,222


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $193     $597        $1,026      $2,222



EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.



* The 1 year Maximum Expense Example reflects the Anchor Series Trust 1.03% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.



                                       8

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           THE POLARIS PLATINUM ELITE

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PURCHASING A POLARIS PLATINUM ELITE

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                              MINIMUM
                                                MINIMUM      AUTOMATIC
                          MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                              PURCHASE         PURCHASE       PURCHASE
                              PAYMENT           PAYMENT       PAYMENT
        Qualified        $ 4,000             $500           $100
      Non-Qualified      $10,000             $500           $100

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100 if you have not elected a Living Benefit feature. We will not accept subsequent Purchase Payments from contract owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by VALIC, American General Life Insurance Company ("AGL") and/or The United States Life Insurance Company in the City of New York ("US Life") to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


                                       9



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.


Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.



ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after



                                       10



Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

The Variable Annuity Life Insurance Company
Annuity Service Center
P.O. Box 101641
Pasadena, CA 91189-1641

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

The Variable Annuity Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and


     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look


                                       11



period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same adviser or sub-adviser. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment adviser or sub-adviser.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or master-feeder funds. Fund-of-Funds and master-feeder funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from



                                       12



the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial advisor regarding which of these Variable Portfolios are appropriate for your risk structure.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").


     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.



     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment adviser to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are subadvisers to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").


            MASTER-FEEDER FUNDS

            SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund


                                       13



            approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. This managed volatility strategy may reduce the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO
            VCP TOTAL RETURN BALANCED PORTFOLIO
            VCP VALUE PORTFOLIO

            The Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefits under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       14




UNDERLYING FUNDS                                 MANAGED BY:                                        TRUST    ASSET CLASS
----------------------------------------------   ----------------------------------------------   --------   -----------------
Aggressive Growth                                Wells Capital Management Incorporated            SAST       STOCK
American Funds Asset Allocation SAST             Capital Research and Management Company          SAST       ASSET ALLOCATION
American Funds Global Growth SAST                Capital Research and Management Company          SAST       STOCK
American Funds Growth SAST                       Capital Research and Management Company          SAST       STOCK
American Funds Growth-Income SAST                Capital Research and Management Company          SAST       STOCK
Asset Allocation                                 Edge Asset Management, Inc.                      AST        ASSET ALLOCATION
Balanced                                         J.P. Morgan Investment Management Inc.           SAST       ASSET ALLOCATION
Blue Chip Growth                                 Massachusetts Financial Services Company         SAST       STOCK
Capital Appreciation                             Wellington Management Company LLP                AST        STOCK
Capital Growth                                   The Boston Company Asset Management, LLC         SAST       STOCK
Corporate Bond                                   Federated Investment Management Company          SAST       BOND
"Dogs" of Wall Street*                           SunAmerica Asset Management, LLC                 SAST       STOCK
Emerging Markets                                 J.P. Morgan Investment Management Inc.           SAST       STOCK
Equity Opportunities                             OppenheimerFunds, Inc.                           SAST       STOCK
Foreign Value                                    Templeton Investment Counsel, LLC                SAST       STOCK
Franklin Founding Funds Allocation VIP Fund      Franklin Templeton Services, LLC                 FTVIPT     ASSET ALLOCATION
Franklin Income VIP Fund                         Franklin Advisers, Inc.                          FTVIPT     ASSET ALLOCATION
Fundamental Growth                               Wells Capital Management Incorporated            SAST       STOCK
Global Bond                                      Goldman Sachs Asset Management International     SAST       BOND
Global Equities                                  J.P. Morgan Investment Management Inc.           SAST       STOCK
Goldman Sachs VIT Government Money               Goldman Sachs Asset Management, L.P.             GST        CASH
 Market Fund
Government and Quality Bond                      Wellington Management Company LLP                AST        BOND
Growth                                           Wellington Management Company LLP                AST        STOCK
Growth-Income                                    J.P. Morgan Investment Management Inc.           SAST       STOCK
Growth Opportunities                             Invesco Advisers, Inc.                           SAST       STOCK
High-Yield Bond                                  PineBridge Investments LLC                       SAST       BOND
International Diversified Equities               Morgan Stanley Investment Management Inc.        SAST       STOCK
International Growth and Income                  Putnam Investment Management, LLC                SAST       STOCK
Invesco V.I. American Franchise Fund,            Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares*
Invesco V.I. Comstock Fund, Series II            Invesco Advisers, Inc.                           AVIF       STOCK
 Shares*
Invesco V.I. Growth and Income Fund,             Invesco Advisers, Inc.                           AVIF       STOCK
 Series II Shares
Lord Abbett Growth and Income                    Lord, Abbett & Co. LLC                           LASF       STOCK
Managed Allocation Balanced                      SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Growth                        SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Moderate                      SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Managed Allocation Moderate Growth               SunAmerica Asset Management, LLC                 SST        ASSET ALLOCATION
Mid-Cap Growth                                   J.P. Morgan Investment Management Inc.           SAST       STOCK
Natural Resources                                Wellington Management Company LLP                AST        STOCK
Real Estate                                      FIAM LLC                                         SAST       STOCK
Real Return                                      Wellington Management Company LLP                SST        BOND
SA AB Growth                                     AllianceBernstein L.P.                           SAST       STOCK
SA BlackRock Multi-Asset Income                  BlackRock Investment Management, LLC             AST        ASSET ALLOCATION
SA BlackRock VCP Global Multi Asset              BlackRock Investment Management, LLC             SAST       ASSET ALLOCATION
 Portfolio
SA JPMorgan MFS Core Bond                        J.P. Morgan Investment Management Inc. and       SAST       BOND
                                                 Massachusetts Financial Services Company
SA Legg Mason BW Large Cap Value                 Brandywine Global Investment Management, LLC     SAST       STOCK
SA Marsico Focused Growth                        Marsico Capital Management, LLC                  SAST       STOCK
SA MFS Massachusetts Investors Trust*            Massachusetts Financial Services Company         SAST       STOCK
SA MFS Total Return*                             Massachusetts Financial Services Company         SAST       ASSET ALLOCATION
SA Schroders VCP Global Allocation Portfolio     Schroder Investment Management North America     SAST       ASSET ALLOCATION
                                                 Inc.
SA T. Rowe Price VCP Balanced Portfolio          T. Rowe Price Associates, Inc.                   SAST       ASSET ALLOCATION
Small & Mid Cap Value                            AllianceBernstein L.P.                           SAST       STOCK
Small Company Value                              Franklin Advisory Services, LLC                  SAST       STOCK
SunAmerica Dynamic Allocation Portfolio          SunAmerica Asset Management, LLC and             SAST       ASSET ALLOCATION
                                                 AllianceBernstein L.P.
SunAmerica Dynamic Strategy Portfolio            SunAmerica Asset Management, LLC and             SAST       ASSET ALLOCATION
                                                 AllianceBernstein L.P.
Technology                                       Columbia Management Investment Advisers, LLC     SAST       STOCK



                                       15



UNDERLYING FUNDS                        MANAGED BY:                                    TRUST    ASSET CLASS
-------------------------------------   -------------------------------------------   -------   -----------------
Telecom Utility                         Massachusetts Financial Services Company      SAST      STOCK
Ultra Short Bond Portfolio              Dimensional Fund Advisors LP                  SAST      BOND
VCP Managed Asset Allocation SAST       Capital Research and Management Company       SAST      ASSET ALLOCATION
 Portfolio
VCP Total Return Balanced Portfolio     Pacific Investment Management Company LLC     SAST      ASSET ALLOCATION
VCP Value Portfolio                     Invesco Advisers, Inc.                        SAST      ASSET ALLOCATION



* "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.



                                       16



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect certain living benefits, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time


                                       17



frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


POLARIS PORTFOLIO ALLOCATOR PROGRAM


PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program is offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.


ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate


                                       18



for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator Model. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Portfolio Allocator model, or 2) if you invest in any Variable Portfolios in addition to investment in a Portfolio Allocator model under this program, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your election of the Polaris Portfolio Allocator Model. If your election of the Polaris Portfolio Allocator Model is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the program was terminated; however, your investment will no longer be deemed to be in a Polaris Portfolio Allocator Model.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in


                                       19



determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.


POLARIS PORTFOLIO ALLOCATOR MODELS

(EFFECTIVE MAY 2, 2016)




          VARIABLE PORTFOLIOS              MODEL 1     MODEL 2     MODEL 3     MODEL 4
 American Funds Global Growth SAST            2.0%        3.0%        4.0%       6.0%
 American Funds Growth-Income SAST            0.0%        0.0%        1.0%       4.0%
 Blue Chip Growth                             2.0%        3.0%        4.0%       4.0%
 Capital Appreciation                         3.0%        3.0%        4.0%       5.0%
 Capital Growth                               2.0%        3.0%        3.0%       4.0%
 Corporate Bond                              10.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                        3.0%        3.0%        3.0%       5.0%
 Emerging Markets                             0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                         3.0%        4.0%        4.0%       6.0%
 Foreign Value                                3.0%        3.0%        3.0%       4.0%
 Global Bond                                  4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond                  8.0%        8.0%        7.0%       2.0%
 Growth-Income                                6.0%        7.0%        8.0%       8.0%
 High-Yield Bond                              4.0%        3.0%        2.0%       0.0%
 International Diversified Equities           3.0%        3.0%        4.0%       5.0%
 Invesco V.I. Comstock Fund, Series II
   Shares                                     5.0%        5.0%        6.0%       8.0%
 Invesco V.I. Growth and Income Fund,
   Series II Shares                           6.0%        7.0%        8.0%       8.0%
 Real Estate                                  0.0%        0.0%        0.0%       1.0%
 Real Return                                  5.0%        3.0%        2.0%       0.0%
 SA AB Growth                                 1.0%        1.0%        1.0%       2.0%
 SA JPMorgan MFS Core Bond                   17.0%       13.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap Value             4.0%        4.0%        4.0%       5.0%
 SA Marsico Focused Growth                    0.0%        1.0%        1.0%       2.0%
 SA MFS Massachusetts Investors
   Trust                                      6.0%        6.0%        7.0%       8.0%
 Small & Mid Cap Value                        1.0%        1.0%        1.0%       2.0%
 Small Company Value                          0.0%        2.0%        2.0%       1.0%
 Ultra Short Bond                             2.0%        1.0%        0.0%       0.0%
                                 TOTAL        100%        100%        100%       100%



The Polaris Portfolio Allocator Models listed above are those that are currently available. The Portfolio Allocator models are reconfigured from time to time. However, once you invest in a Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a Portfolio Allocator model will not be changed by us. If you purchased your contract prior to the current allocations of the Portfolio Allocator models specified above, any subsequent Purchase Payments will be invested in the same Portfolio Allocator model as your current investment and will not be invested in the Portfolio Allocator model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator model in line with your investment goals over time.


We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A PORTFOLIO ALLOCATOR MODEL.



50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION

The 50%-50% Combination Model Program is offered to you to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%-50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals.

Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by SunAmerica Asset Management, LLC. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static" because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that SunAmerica Asset Management, LLC manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.


ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM

You may enroll in the Combination Model Program by electing a Combination Model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by providing a


                                       20



written reallocation request, calling our Annuity Service Center or logging into our website.

You may also choose to invest gradually into a Combination Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination Model. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Combination Model, or 2) if you invest in any Variable Portfolios in addition to investment in a Combination Model under this program, such an investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your election of the Combination Model. If your election of the Combination Model is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the program was terminated; however, your investment will no longer be deemed to be in a Combination Model.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the elected Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions, and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING THE COMBINATION MODELS

You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program.

Over time, the Combination Model you elect may no longer align with its original investment objective due to the effects of Underlying Fund performance and changes in the Underlying Funds' investment objectives. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.


IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Combination Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk


                                       21



tolerance level. Information concerning a specific Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election.


      50%-50%
 COMBINATION MODEL     50% ALLOCATION TO:     50% ALLOCATION TO:
         1             Polaris Portfolio      Managed Allocation
                       Allocator Model 1           Balanced
         2             Polaris Portfolio      Managed Allocation
                       Allocator Model 2           Moderate
         3             Polaris Portfolio      Managed Allocation
                       Allocator Model 3       Moderate Growth
         4             Polaris Portfolio      Managed Allocation
                       Allocator Model 4            Growth


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE 50%-50% COMBINATION MODEL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A 50%-50% COMBINATION MODEL.



TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal


                                       22



Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 17, 2016 and within the previous twelve months (from August 18, 2015 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2016 must be submitted by U.S. Mail (from August 18, 2016 through August 17, 2017).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These


                                       23



transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION



                                       24



OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.


We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you have elected an optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, the additional amount of the Withdrawal that exceeds the Maximum Annual Withdrawal Amount that may be considered a Free Withdrawal will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base and future income payments. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" UNDER OPTIONAL LIVING BENEFITS BELOW.



FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU FULLY SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUSLY WITHDRAWN FREE WITHDRAWALS OR ANY WITHDRAWALS SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS UPON A FULL SURRENDER FOR THE PURPOSES OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE


                                       25



EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal program unless your Beneficiary instructs us otherwise.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.



NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


                                       26



MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFITS


The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee only at the time of contract issue. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT A LIVING BENEFIT.

Below is a summary of the key features of the optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.

POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.

The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.

POLARIS INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an annual Income Credit.


The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Purchase Payments.

POLARIS INCOME PLUS DAILYSM offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.



GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.


                                       27




These optional Living Benefits are designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time. The guaranteed rising income component available on Polaris Income Plus offers an additional benefit to those starting income soon after the contract is issued. Unlike Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily do not offer guaranteed rising income. For those deferring income, Polaris Income Builder combines the power of slightly higher withdrawal rates than some Polaris Income Plus Income Options and the annual Income Credit to grow the Income Base for a later income start date. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.


Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


Effective January 15, 2016, if you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 1st contract anniversary from your contract issue date. You may not establish a future automatic subsequent purchase payment plan, and any current payment plan has been terminated.

Certain Living Benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO FEBRUARY 29, 2016, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.



LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.


For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR

Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.



HIGHEST ANNIVERSARY VALUE
For Polaris Income Plus and Polaris Income Builder only, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


                                       28



INCOME CREDIT
For Polaris Income Plus and Polaris Income Builder only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:



                         INCOME CREDIT
    OPTIONAL        (AS A PERCENTAGE OF THE                INCOME
 LIVING BENEFIT       INCOME CREDIT BASE)            CREDIT AVAILABILITY
 Polaris                      6%               Available during the first 12
 Income Plus                                    Benefit Years -- the Income
                                                 Credit is REDUCED in years
                                                   withdrawals are taken
 Polaris                      6%               Available during the first 12
 Income                                         Benefit Years -- the Income
 Builder                                       Credit is ELIMINATED in years
                                                  any withdrawal is taken
 Polaris                Not available                  Not available
 Income Plus
 Daily


INCOME CREDIT BASE
For Polaris Income Plus and Polaris Income Builder only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
For Polaris Income Plus and Polaris Income Builder only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
For Polaris Income Plus and Polaris Income Builder only, the guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.



STEP-UP VALUE
For Polaris Income Plus Daily only, a value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.


POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY


How do Polaris Income Plus and Polaris Income Builder work?

Both Polaris Income Plus and Polaris Income Builder lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.



How does Polaris Income Plus Daily work?

Unlike Polaris Income Plus and Polaris Income Builder, Polaris Income Plus Daily offers neither Income Credits nor a Minimum Income Base. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. If no withdrawals have been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s),


                                       29


the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. For Polaris Income Plus Daily, the amount you receive also differs depending on when you take your first withdrawal. You must choose a feature and income option, if applicable, at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected. For Polaris Income Plus Daily, the Maximum Annual Withdrawal Percentage also differs depending on when you take your first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). For Polaris Income Plus and Polaris Income Builder, the Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether a Highest Anniversary Value is attained after the Covered Person(s)' 65th birthday. For Polaris Income Plus Daily, the Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) when you take your first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.



                                       30


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
  TABLE


THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.



POLARIS INCOME PLUS



 NUMBER OF COVERED PERSONS AND AGE OF COVERED  POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
  PERSON                                              INCOME                INCOME               INCOME
            AT FIRST WITHDRAWAL(1)                   OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 64 and Younger)      5.5%  /  3.0%(2)      5.5%  /  3.0%(2)         4.0%  /  4.0%
 One Covered Person (Age 65 and Older)           6.0%  /  4.0%         7.0%  /  3.0%         5.0%  /  5.0%
 Two Covered Persons (Age 64 and Younger)     5.0%  /  3.0%(3)      5.0%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)          5.5%  /  4.0%         6.5%  /  3.0%         4.5%  /  4.5%


POLARIS INCOME BUILDER



 NUMBER OF COVERED PERSONS AND AGE OF COVERED
                    PERSON
            AT FIRST WITHDRAWAL(1)             POLARIS INCOME BUILDER
 One Covered Person (Age 65 and Older)            5.40%  /  5.40%
 Two Covered Persons (Age 65 and Older)           4.90%  /  4.90%



POLARIS INCOME PLUS DAILY


IF NO WITHDRAWALS ARE TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY OR IF THE FIRST WITHDRAWAL IS TAKEN WHEN THE COVERED PERSON IS AGE 68 OR OLDER:




                                                    POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
NUMBER OF COVERED PERSON AND AGE OF COVERED PERSON      DAILY INCOME          DAILY INCOME         DAILY INCOME
              AT FIRST WITHDRAWAL(1)                      OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 45 - 64)                  5.5%  /  3.0%(2)      5.5%  /  3.0%(2)         4.0%  /  4.0%
 One Covered Person (Age 65 and Older)                6.0%  /  4.0%         7.0%  /  3.0%         5.0%  /  5.0%
 Two Covered Persons (Age 45 - 64)                 5.0%  /  3.0%(3)      5.0%  /  3.0%(3)         3.5%  /  3.5%
 Two Covered Persons (Age 65 and Older)               5.5%  /  4.0%         6.5%  /  3.0%         4.5%  /  4.5%



IF THE WITHDRAWAL IS TAKEN PRIOR TO THE 5TH CONTRACT ANNIVERSARY AND COVERED PERSON IS YOUNGER THAN AGE 68:




 NUMBER OF COVERED PERSONS AND AGE OF COVERED  POLARIS INCOME PLUS   POLARIS INCOME PLUS   POLARIS INCOME PLUS
  PERSON                                           DAILY INCOME          DAILY INCOME         DAILY INCOME
            AT FIRST WITHDRAWAL(1)                   OPTION 1              OPTION 2             OPTION 3
 One Covered Person (Age 45 - 64)             5.0%  /  2.5%(4)      5.0%  /  2.5%(4)         3.5%  /  3.5%
 One Covered Person (Age 65 and Older)           5.5%  /  3.5%         6.5%  /  2.5%         4.5%  /  4.5%
 Two Covered Persons (Age 45 - 64)            4.5%  /  2.5%(5)      4.5%  /  2.5%(5)         3.0%  /  3.0%
 Two Covered Persons (Age 65 and Older)          5.0%  /  3.5%         6.0%  /  2.5%         4.0%  /  4.0%



(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.5% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.

We reserve the right to modify the rates referenced in the table above at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.


                                       31



Are there investment requirements if I elect a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.



INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 AND POLARIS INCOME BUILDER


If you elect Polaris Income Plus Income Option 1, 2 or 3 or Polaris Income Builder, you must allocate your assets in accordance with A, B, C, D or E:




  A   10% Secure      30% SunAmerica Dynamic Strategy Portfolio;
      Value Account   30% SA BlackRock VCP Global Multi Asset Portfolio;
                      and
                      30% VCP Managed Asset Allocation Portfolio
  B   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SA Schroders VCP Global Allocation Portfolio;
                      and
                      30% VCP Value Portfolio
  C   10% Secure      30% VCP Total Return Balanced Portfolio;
      Value Account   30% SA T. Rowe Price VCP Balanced Portfolio; and
                      30% SA Schroders VCP Global Allocation Portfolio
  D   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% SA BlackRock VCP Global Multi Asset Portfolio;
                      20% VCP Total Return Balanced Portfolio; and
                      20% SA T. Rowe Price VCP Balanced Portfolio
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


                                       32




INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with A or B:




  A    10% SECURE VALUE ACCOUNT AND SELECT ONLY ONE POLARIS
       ALLOCATOR MODEL:
       Model 1
       Model 2
       Model 3
       Model 4
  B    10% SECURE VALUE ACCOUNT AND SELECT UP TO 90% IN ONE
       OR MORE OF THE FOLLOWING VARIABLE PORTFOLIOS:
       ASSET ALLOCATION PORTFOLIOS:
       American Funds Asset Allocation SAST Portfolio
       Asset Allocation
       Balanced
       SA BlackRock Multi-Asset Income
       SA MFS Total Return
       ACTIVELY MANAGED FUND-OF-FUNDS:
       Managed Allocation Balanced
       Managed Allocation Moderate
       Managed Allocation Moderate Growth
       Managed Allocation Growth
       ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY
       CONTROL:
       SunAmerica Dynamic Allocation Portfolio
       SunAmerica Dynamic Strategy Portfolio
       FIXED INCOME PORTFOLIOS:
       Corporate Bond
       Global Bond
       Goldman Sachs VIT Government Money Market Fund
       Government and Quality Bond
       Real Return
       SA JPMorgan MFS Core Bond Portfolio
       Ultra Short Bond Portfolio
       VOLATILITY CONTROL PORTFOLIOS:
       SA BlackRock VCP Global Multi Asset Portfolio
       SA Schroders VCP Global Allocation Portfolio
       SA T. Rowe Price VCP Balanced Portfolio
       VCP Managed Asset Allocation SAST Portfolio
       VCP Total Return Balanced Portfolio
       VCP Value (Invesco)
       DCA FIXED ACCOUNTS*
       6-Month DCA
       1-Year DCA



* You may use a DCA Fixed Account to invest you target allocation in accordance with the investment requirements.



How do my investment requirements impact my feature and contract?

Before you elect a Living Benefit, you and your financial representative should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity


                                       33



Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Plus and Polaris Income Builder?

The benefit offered by Polaris Income Plus and Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

If you elect POLARIS INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you elected Polaris Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you elected two Covered Persons and take cumulative withdrawals that are equal to 6.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.


If you elect POLARIS INCOME BUILDER, the Income Credit is equal to 6% of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.


SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.


                                       34




FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" BELOW.


What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.


FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by four factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; 3) the income option elected; and (4) when you took your first withdrawal.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.


FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.



How can the Income Base and Income Credit Base be increased for Polaris Income Plus and Polaris Income Builder?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.



How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?"AND"WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?"BELOW.



How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE


Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.



                                       35



DECREASES IN THE INCOME BASE


Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS AND POLARIS INCOME BUILDER?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.



What are the effects of withdrawals on Polaris Income Plus and Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


                                       36




What are the effects of withdrawals on Polaris Income Plus Daily?


The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.


YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.


     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.


All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



What is the fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily?

The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit



                                       37



Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:



                                                                  MAXIMUM
                                                                ANNUALIZED
                                                                 FEE RATE
                                                                DECREASE OR
                                                                 INCREASE
                          INITIAL      MAXIMUM      MINIMUM        EACH
      NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
   COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%     (+or-)0.25%



* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.


Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.


For Polaris Income Plus and Polaris Income Builder, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.


For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


Due to the investment requirements associated with the election of these Living Benefits, you may invest a portion of your assets in the following Variable
Portfolios:


     o     SA BlackRock VCP Global Multi Asset Portfolio

     o     SA Schroders VCP Global Allocation Portfolio

     o     SA T. Rowe Price VCP Balanced Portfolio

     o     SunAmerica Dynamic Allocation Portfolio

     o     SunAmerica Dynamic Strategy Portfolio

     o     VCP Managed Asset Allocation SAST Portfolio

     o     VCP Total Return Balanced Portfolio

     o     VCP Value Portfolio

Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.


                                       38



In addition, for Polaris Income Plus and Polaris Income Builder, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        ADDITIONAL IMPORTANT INFORMATION

                   APPLICABLE TO ALL OPTIONAL LIVING BENEFITS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?


You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.



POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --

IF YOU ELECT ONE COVERED PERSON:


                                 COVERED PERSON
                           MINIMUM AGE     MAXIMUM AGE
        One Owner              45              80
     Joint Owners(1)           45              80


POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --

IF YOU ELECT TWO COVERED PERSONS:


                            COVERED PERSON #1      COVERED PERSON #2
                           MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                             AGE         AGE         AGE         AGE
      NON-QUALIFIED:
     Joint Owners(2)         45          80          45          85
      NON-QUALIFIED:
        One Owner
       with Spousal
       Beneficiary           45          80          45        N/A(3)
        QUALIFIED:
        One Owner
       with Spousal
       Beneficiary           45          80          45        N/A(3)

POLARIS INCOME BUILDER --
IF YOU ELECT ONE COVERED PERSON:



                                 COVERED PERSON
                           MINIMUM AGE     MAXIMUM AGE
        One Owner              65              80
     Joint Owners(1)           65              80


POLARIS INCOME BUILDER --
IF YOU ELECT TWO COVERED PERSONS:



                            COVERED PERSON #1      COVERED PERSON #2
                           MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                             AGE         AGE         AGE         AGE
      NON-QUALIFIED:
     Joint Owners(2)         65          80          65          85
      NON-QUALIFIED:
        One Owner
       with Spousal
       Beneficiary           65          80          65        N/A(3)
        QUALIFIED:
        One Owner
       with Spousal
       Beneficiary           65          80          65        N/A(3)


(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.


                                       39



Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit equal to the difference between the RMD and 6% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6% of the Income Base, no Income Credit will be included in the calculation of the Income Base.

If you have elected Polaris Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee for two Covered Persons.


The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO POLARIS INCOME PLUS AND POLARIS INCOME BUILDER WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?"ABOVE.



FOR POLARIS INCOME PLUS AND POLARIS INCOME BUILDER ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.



FOR POLARIS INCOME PLUS DAILY ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"



Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the


                                       40



          contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.


Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus or Polaris Income Builder. The Income Base will no longer be adjusted for Step-up Values if you elected Polaris Income Plus Daily.


If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                     CANCELLATION
 REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5              5th Benefit Year Anniversary
     Years 5+         Benefit Quarter Anniversary following the
                         receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus, Polaris Income Builder or Polaris Income Plus Daily?


Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.



Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent


                                       41



termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?"above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to a money market or similar portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death received at our Annuity Service Center which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.


For contracts in which the aggregate of all Purchase Payments in contracts issued by VALIC, AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


Effective January 15, 2016, if you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 1st contract anniversary from your contract issue date.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we


                                       42



pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.


If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 1.30%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.



5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.


                                       43



PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a Living Benefit feature.


DEATH BENEFIT OPTIONS

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:


          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or


          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.


                                       44



THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or


          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or


     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:


          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or


          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the optional Maximum Anniversary Value Death Benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

The Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


                                       45



SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.30% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE SCHEDULE


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                1    2    3    4    5    6    7   8+
 WITHDRAWAL CHARGE   8%   7%   6%   5%   4%   3%   2%   0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 2 shares of Franklin Templeton Variable Insurance Products Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class Service shares of Goldman Sachs Variable Insurance Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract


                                       46



anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.



TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL LIVING BENEFIT FEES

The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.



OPTIONAL POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY LIVING BENEFIT FEE




                                                                  MAXIMUM
                                                                ANNUALIZED
                                                                 FEE RATE
                                                                DECREASE OR
                                                                 INCREASE
                          INITIAL      MAXIMUM      MINIMUM        EACH
      NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
   COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%     (+or-)0.25%



* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS, POLARIS INCOME BUILDER AND POLARIS INCOME PLUS DAILY FEE.



OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


                                       47




The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be 6.00% of the initial Purchase Payment.


Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of the Securities Exchange Act of 1934, as amended.


COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.50% of each Purchase Payment you invest. Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.00% of contract value annually for the life of the contract.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program.

ADDITIONAL PAYMENTS. VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

In addition, the Company and AIG Capital Services, Inc., the distributor, may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. PLEASE SEE EXPENSES ABOVE.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment


                                       48




advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo are not expected to exceed 0.50% annually based on assets under management.


OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.


If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.



HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant


                                       49



election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an


                                       50



assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT
TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.



ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.



U.S. DEPARTMENT OF LABOR FIDUCIARY REGULATION

On April 8, 2016 the United States Department of Labor published its final regulation defining fiduciary advice, along with related revisions to certain existing guidance, as well as a new exemption from specific ERISA prohibitions. The requirements under the regulation and related guidance apply primarily to ERISA plans and IRAs. While the new requirements generally will not impact your rights under the Contract, they may, however, affect recommendations made by your financial representative and your financial representative's ability to make those recommendations. More specifically, the regulation and related guidance generally will apply to recommendations to buy, sell or hold interests in the Contract, as well as recommendations for distributions and rollovers to/from the Contract where the Contract is in an ERISA plan or IRA. The initial compliance date for portions of the new regulation is April 10, 2017, while compliance with other portions of the regulation and guidance is required by January 1, 2018.



AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


                                       51



TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and


                                       52



     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automatic required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the


                                       53



actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.


Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia


     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.



                                       54



OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
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THE DISTRIBUTOR



AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an affiliate under common control with the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.



THE COMPANY


The Variable Annuity Life Insurance Company ("VALIC") is a life insurance company organized under the laws of the state of Texas on August 20, 1968. VALIC's home office is 2929 Allen Parkway, Houston, Texas 77019. VALIC is successor in interest to a company originally organized under the laws of Washington, D.C. on December 21, 1955.



OWNERSHIP STRUCTURE OF THE COMPANY

VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

VALIC is regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. VALIC is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require VALIC to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in VALIC's operations.


AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and



                                       55



retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

VALIC Separate Account A is a separate account of VALIC, established under Texas law on July 25, 1979. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


                                       56



FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.


We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



                                       57



LEGAL PROCEEDINGS


The Company is currently defending a lawsuit filed in the Circuit Court of Kanawha County, West Virginia on November 12, 2009 by The West Virginia Investment Management Board and The West Virginia Consolidated Public Retirement Board (the "WV Boards"). The WV Boards assert damages in excess of $100 million. In November 2014, the West Virginia Supreme Court reversed the trial court's grant of summary judgment in the Company's favor, and remanded the matter to the Business Court for further proceedings.


Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.


Various other lawsuits against the Company have arisen in the ordinary course of business. As of April 29, 2016, the Company believes it is not likely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's statutory financial statements.



REGISTRATION STATEMENTS


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Distribution of Contracts

Financial Statements

                                       58

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  APPENDIX A - CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                                     INCEPTION
VARIABLE PORTFOLIOS                                 TO 12/31/15
================================================== =============
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$13.829
                                                   (b)$13.584
 Ending AUV....................................... (a)$12.620
                                                   (b)$12.376
 Ending Number of AUs............................. (a)0
                                                   (b)0

---------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$15.092
                                                   (b)$14.848
 Ending AUV....................................... (a)$14.677
                                                   (b)$14.415
 Ending Number of AUs............................. (a)757
                                                   (b)0

---------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$17.194
                                                   (b)$16.929
 Ending AUV....................................... (a)$16.568
                                                   (b)$16.285
 Ending Number of AUs............................. (a)6,834
                                                   (b)913

---------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$16.310
                                                   (b)$16.059
 Ending AUV....................................... (a)$16.169
                                                   (b)$15.893
 Ending Number of AUs............................. (a)9,307
                                                   (b)631

---------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$15.840
                                                   (b)$15.600
 Ending AUV....................................... (a)$15.212
                                                   (b)$14.956
 Ending Number of AUs............................. (a)5,430
                                                   (b)340

---------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$15.992
                                                   (b)$15.718
 Ending AUV....................................... (a)$15.031
                                                   (b)$14.748
 Ending Number of AUs............................. (a)0
                                                   (b)0

---------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$15.850
                                                   (b)$15.604
 Ending AUV....................................... (a)$15.386
                                                   (b)$15.122
 Ending Number of AUs............................. (a)7,076
                                                   (b)200

---------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                              INCEPTION
VARIABLE PORTFOLIOS                          TO 12/31/15
=========================================== ============
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$16.531
                                            (b)$16.278
 Ending AUV................................ (a)$16.281
                                            (b)$16.005
 Ending Number of AUs...................... (a)3,427
                                            (b)629

--------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$23.725
                                            (b)$23.341
 Ending AUV................................ (a)$23.642
                                            (b)$23.220
 Ending Number of AUs...................... (a)5,286
                                            (b)848

--------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$15.030
                                            (b)$14.792
 Ending AUV................................ (a)$15.139
                                            (b)$14.875
 Ending Number of AUs...................... (a)4,494
                                            (b)1,023

--------------------------------------------
CASH MANAGEMENT* - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$9.219
                                            (b)$9.073
 Ending AUV................................ (a)$9.112
                                            (b)$8.953
 Ending Number of AUs...................... (a)4,447
                                            (b)0

--------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$16.436
                                            (b)$16.179
 Ending AUV................................ (a)$15.766
                                            (b)$15.494
 Ending Number of AUs...................... (a)8,882
                                            (b)2,223

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$19.522
                                            (b)$19.153
 Ending AUV................................ (a)$19.195
                                            (b)$18.800
 Ending Number of AUs...................... (a)5,681
                                            (b)899

--------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$11.811
                                            (b)$11.631
 Ending AUV................................ (a)$9.016
                                            (b)$8.864
 Ending Number of AUs...................... (a)3,351
                                            (b)956

--------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV............................. (a)$15.945
                                            (b)$15.655
 Ending AUV................................ (a)$15.765
                                            (b)$15.453
 Ending Number of AUs...................... (a)24,971
                                            (b)1,288

--------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.


        * On May 2, 2016, the Cash Management Portfolio changed to the Ultra Short Bond Portfolio.

                                                     INCEPTION
VARIABLE PORTFOLIOS                                 TO 12/31/15
================================================== ============
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$12.257
                                                   (b)$12.071
 Ending AUV....................................... (a)$10.258
                                                   (b)$10.086
 Ending Number of AUs............................. (a)5,405
                                                   (b)1,360

---------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2
Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$13.237
                                                   (b)$13.024
 Ending AUV....................................... (a)$11.783
                                                   (b)$11.574
 Ending Number of AUs............................. (a)0
                                                   (b)0

---------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$14.048
                                                   (b)$13.829
 Ending AUV....................................... (a)$12.590
                                                   (b)$12.373
 Ending Number of AUs............................. (a)29,208
                                                   (b)246

---------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$16.343
                                                   (b)$16.064
 Ending AUV....................................... (a)$15.970
                                                   (b)$15.671
 Ending Number of AUs............................. (a)0
                                                   (b)0

---------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$12.272
                                                   (b)$12.089
 Ending AUV....................................... (a)$12.051
                                                   (b)$11.851
 Ending Number of AUs............................. (a)6,861
                                                   (b)923

---------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$13.141
                                                   (b)$12.918
 Ending AUV....................................... (a)$12.254
                                                   (b)$12.026
 Ending Number of AUs............................. (a)0
                                                   (b)0

---------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$12.404
                                                   (b)$12.220
 Ending AUV....................................... (a)$12.258
                                                   (b)$12.055
 Ending Number of AUs............................. (a)12,336
                                                   (b)2,960

---------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$16.071
                                                   (b)$15.830
 Ending AUV....................................... (a)$15.176
                                                   (b)$14.923
 Ending Number of AUs............................. (a)0
                                                   (b)0

---------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                     INCEPTION
VARIABLE PORTFOLIOS                                 TO 12/31/15
================================================== ============
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$15.707
                                                   (b)$15.452
 Ending AUV....................................... (a)$15.142
                                                   (b)$14.871
 Ending Number of AUs............................. (a)9,227
                                                   (b)2,835

---------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$19.136
                                                   (b)$18.844
 Ending AUV....................................... (a)$17.586
                                                   (b)$17.288
 Ending Number of AUs............................. (a)1,178
                                                   (b)0

---------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$14.212
                                                   (b)$13.989
 Ending AUV....................................... (a)$12.893
                                                   (b)$12.670
 Ending Number of AUs............................. (a)2,822
                                                   (b)753

---------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$11.473
                                                   (b)$11.295
 Ending AUV....................................... (a)$10.317
                                                   (b)$10.140
 Ending Number of AUs............................. (a)4,931
                                                   (b)1,360

---------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$9.830
                                                   (b)$9.661
 Ending AUV....................................... (a)$8.695
                                                   (b)$8.532
 Ending Number of AUs............................. (a)0
                                                   (b)0

---------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$18.584
                                                   (b)$18.292
 Ending AUV....................................... (a)$18.692
                                                   (b)$18.368
 Ending Number of AUs............................. (a)0
                                                   (b)0

---------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$16.051
                                                   (b)$15.799
 Ending AUV....................................... (a)$14.464
                                                   (b)$14.213
 Ending Number of AUs............................. (a)9,463
                                                   (b)2,310

---------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$15.805
                                                   (b)$15.561
 Ending AUV....................................... (a)$14.807
                                                   (b)$14.554
 Ending Number of AUs............................. (a)10,043
                                                   (b)2,607

---------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                     INCEPTION
VARIABLE PORTFOLIOS                                 TO 12/31/15
================================================== ============
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$13.560
                                                   (b)$13.361
 Ending AUV....................................... (a)$12.851
                                                   (b)$12.642
 Ending Number of AUs............................. (a)169
                                                   (b)630

---------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$14.556
                                                   (b)$14.354
 Ending AUV....................................... (a)$13.862
                                                   (b)$13.648
 Ending Number of AUs............................. (a)0
                                                   (b)4,272

---------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$15.406
                                                   (b)$15.182
 Ending AUV....................................... (a)$14.347
                                                   (b)$14.114
 Ending Number of AUs............................. (a)12,655
                                                   (b)875

---------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$14.708
                                                   (b)$14.512
 Ending AUV....................................... (a)$13.906
                                                   (b)$13.699
 Ending Number of AUs............................. (a)0
                                                   (b)2,515

---------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$14.673
                                                   (b)$14.472
 Ending AUV....................................... (a)$13.794
                                                   (b)$13.581
 Ending Number of AUs............................. (a)1,238
                                                   (b)1,129

---------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$21.052
                                                   (b)$20.719
 Ending AUV....................................... (a)$19.998
                                                   (b)$19.649
 Ending Number of AUs............................. (a)925
                                                   (b)0

---------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$9.083
                                                   (b)$8.931
 Ending AUV....................................... (a)$6.567
                                                   (b)$6.447
 Ending Number of AUs............................. (a)0
                                                   (b)0

---------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$11.743
                                                   (b)$11.566
 Ending AUV....................................... (a)$11.829
                                                   (b)$11.632
 Ending Number of AUs............................. (a)1,028
                                                   (b)11

---------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

                                                     INCEPTION
VARIABLE PORTFOLIOS                                 TO 12/31/15
================================================== ============
REAL RETURN - SST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$11.567
                                                   (b)$11.416
 Ending AUV....................................... (a)$11.191
                                                   (b)$11.027
 Ending Number of AUs............................. (a)5,468
                                                   (b)948

---------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$18.776
                                                   (b)$18.435
 Ending AUV....................................... (a)$19.495
                                                   (b)$19.109
 Ending Number of AUs............................. (a)3,638
                                                   (b)0

---------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$13.927
                                                   (b)$13.717
 Ending AUV....................................... (a)$13.656
                                                   (b)$13.427
 Ending Number of AUs............................. (a)26,163
                                                   (b)3,767

---------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE* - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$15.024
                                                   (b)$14.794
 Ending AUV....................................... (a)$14.380
                                                   (b)$14.137
 Ending Number of AUs............................. (a)6,179
                                                   (b)1,401

---------------------------------------------------
SA MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$16.786
                                                   (b)$16.530
 Ending AUV....................................... (a)$16.429
                                                   (b)$16.151
 Ending Number of AUs............................. (a)3,682
                                                   (b)885

---------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$17.417
                                                   (b)$17.146
 Ending AUV....................................... (a)$16.867
                                                   (b)$16.577
 Ending Number of AUs............................. (a)8,658
                                                   (b)2,080

---------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$14.765
                                                   (b)$14.541
 Ending AUV....................................... (a)$14.260
                                                   (b)$14.021
 Ending Number of AUs............................. (a)1,945
                                                   (b)323

---------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$15.580
                                                   (b)$15.335
 Ending AUV....................................... (a)$14.091
                                                   (b)$13.846
 Ending Number of AUs............................. (a)3,400
                                                   (b)667

---------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.


        * On September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.

                                                      INCEPTION
VARIABLE PORTFOLIOS                                  TO 12/31/15
================================================== ==============
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$19.211
                                                   (b)$18.918
 Ending AUV....................................... (a)$17.478
                                                   (b)$17.183
 Ending Number of AUs............................. (a)2,174
                                                   (b)546

---------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$12.764
                                                   (b)$12.660
 Ending AUV....................................... (a)$11.749
                                                   (b)$11.634
 Ending Number of AUs............................. (a)1,731,873
                                                   (b)49,670

---------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$12.576
                                                   (b)$12.490
 Ending AUV....................................... (a)$11.629
                                                   (b)$11.530
 Ending Number of AUs............................. (a)1,559,723
                                                   (b)54,387

---------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$17.405
                                                   (b)$17.137
 Ending AUV....................................... (a)$17.648
                                                   (b)$17.347
 Ending Number of AUs............................. (a)1,480
                                                   (b)88

---------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$18.579
                                                   (b)$18.180
 Ending AUV....................................... (a)$15.782
                                                   (b)$15.418
 Ending Number of AUs............................. (a)0
                                                   (b)103

---------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$12.309
                                                   (b)$12.262
 Ending AUV....................................... (a)$11.781
                                                   (b)$11.716
 Ending Number of AUs............................. (a)369,537
                                                   (b)7,591

---------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$11.512
                                                   (b)$11.455
 Ending AUV....................................... (a)$10.784
                                                   (b)$10.713
 Ending Number of AUs............................. (a)337,771
                                                   (b)6,812

---------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/1/15)
 Beginning AUV.................................... (a)$11.920
                                                   (b)$11.860
 Ending AUV....................................... (a)$11.360
                                                   (b)$11.284
 Ending Number of AUs............................. (a)381,814
                                                   (b)6,467

---------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




      PROSPECTUS PROVISION                    AVAILABILITY OR VARIATION                  ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                   New Mexico
Administration Charge            Charge will be deducted pro-rata from Variable     New York
                                   Portfolios only.                                 Oregon
                                                                                    Texas
                                                                                    Washington
Annuity Date                     You may switch to the Income Phase any time after  Florida your first contract anniversary.
Annuity Date                     You may begin the Income Phase any time 13 or      New York
                                   more months after contract issue.
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account      Washington
                                   will be automatically transferred to the Goldman
                                 Sachs VIT Government Money Market Fund or similar
                                   money market portfolio.
Free Look                        If you are age 65 or older on the contract issue   Arizona
                                   date, the Free Look period is 30 days.
Free Look                        If you are age 60 or older on the contract issue   California
                                   date, the Free Look period is 30 days.
Free Look                        The Free Look period is 21 days and the amount is  Florida calculated as the value of your contract plus
                                   fees
                                 and charges on the day we receive your request in
                                   Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 20 days.                   Idaho
                                                                                    North Dakota
                                                                                    Rhode Island
                                                                                    Texas
Free Look                        The Free Look amount is calculated as the greater  New York of (1) Purchase Payments or (2) the value of
                                 your contract plus fees and charges on the day we
                                   receive your request in Good Order at the
                                   Annuity
                                 Service Center.
Joint Ownership                  Benefits and Features to be made available to      California
                                   Domestic Partners                                District of Columbia
                                                                                    Maine
                                                                                    Nevada
                                                                                    Oregon
                                                                                    Washington
                                                                                    Wisconsin
Joint Ownership                  Benefits and Features to be made available to      Colorado
                                   Civil Union Partners                             Hawaii
                                                                                    Illinois
                                                                                    New Jersey
Minimum Contract Value           The minimum remaining contract value after a       Texas
                                   partial withdrawal must be $2,000.
Nursing Home Waiver              The Nursing Home Waiver is not available.          California
Premium Tax                      We deduct premium tax charges of 0.50% for         California
                                   Qualified contracts and 2.35% for Non-Qualified
                                 contracts based on contract value when you begin
                                   the Income Phase.
Premium Tax                      We deduct premium tax charges of 2.0% for          Maine
                                   Non-Qualified contracts based on total Purchase
                                 Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 3.5% for          Nevada
                                   Non-Qualified contracts based on contract value
                                   when
                                 you begin the Income Phase.
Premium Tax                      For the first $500,000 in the contract, we deduct  South Dakota premium tax charges of 1.25% for Non-Qualified
                                 contracts based on total Purchase Payments when
                                   you begin the Income Phase. For any amount in
                                 excess of $500,000 in the contract, we deduct
                                   front-end premium tax charges of 0.08% for
                                 Non-Qualified contracts based on total Purchase
                                   Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 1.0% for          West Virginia
                                   Qualified contracts and 1.0% for Non-Qualified
                                   contracts
                                 based on contract value when you begin the Income
                                   Phase.
Premium Tax                      We deduct premium tax charges of 1.0% for          Wyoming
                                   Non-Qualified contracts based on total Purchase
                                 Payments when you begin the Income Phase.
Living Benefits                  Charge will be deducted pro-rata from Variable     New York
                                   Portfolios only.                                 Oregon
                                                                                    Texas
                                                                                    Washington
Transfer Privilege               Any transfer over the limit of 15 will incur a     Pennsylvania
                                   $10 transfer fee.                                Texas



                                      B-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS,

          AND POLARIS INCOME BUILDER FEE AND POLARIS INCOME PLUS DAILY

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------





The fee for Polaris Income Plus, Polaris Income Builder and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.




                                                                  MAXIMUM
                                                                ANNUALIZED
                                                                 FEE RATE
                                                                DECREASE OR
                                                                 INCREASE
                          INITIAL      MAXIMUM      MINIMUM        EACH
      NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
   COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%     (+or-)0.25%



* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.


The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:


INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]


You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


EXAMPLE

ASSUME YOU ELECT POLARIS INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:


               AVERAGE     CALCULATED
  BENEFIT     VALUE OF      FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX         VALUE*      FEE RATE     FEE RATE**
     1st       24.82          N/A         1.10%        0.2750%
     2nd       21.49          N/A         1.10%        0.2750%
     3rd       24.16          N/A         1.10%        0.2750%
     4th       19.44          N/A         1.10%        0.2750%
     5th       16.88         0.94%        0.94%        0.2350%

* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).


0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).


Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).


                                      C-1



AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:


               AVERAGE
                VALUE     CALCULATED
  BENEFIT        OF        FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX        VALUE       FEE RATE     FEE RATE
     6th       20.00        1.10%        1.10%       0.2750%
     7th       25.57        1.38%        1.35%       0.3375%
     8th       30.22        1.61%        1.60%       0.4000%
     9th       26.02        1.40%        1.40%       0.3500%
     10th      22.83        1.24%        1.24%       0.3100%
     11th      19.88        1.09%        1.09%       0.2725%
     12th      20.60        1.13%        1.13%       0.2825%
     13th      14.44        0.82%        0.88%       0.2200%
     14th      13.41        0.77%        0.77%       0.1925%
     15th       9.11        0.56%        0.60%       0.1500%
     16th      16.30        0.92%        0.85%       0.2125%

IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.38% - 1.10% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]


     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE


The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.


After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values and benefits of the currently offered Living Benefits. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

Examples 1 through 5 below assume election of Polaris Income Plus Income Option 1 (one Covered Person). Examples 6 through 9 below assume election of Polaris Income Plus Daily Option 1 (one Covered Person).



EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%


                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000

     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.0% = $6,000


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000.

     o     No withdrawals taken in the first 3 contract years


                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,000
          Year 1           $150,000   $245,000        --       $250,000    $250,000       --      $15,000
       1st Anniversary        --      $270,000   $270,000      $270,000    $270,000    $15,000    $16,200
       2nd Anniversary        --      $287,000   $287,000      $287,000    $287,000    $16,200    $17,220
       3rd Anniversary        --      $310,000   $310,000      $310,000    $310,000    $17,220    $18,600

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000 =
              $250,000)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $15,000 ($250,000 x 6.0%).


The values of the feature are impacted by attaining the Highest Anniversary Values as follows:



     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.



                                      D-1

           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $16,200 ($270,000 x 6.0%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $17,220 ($287,000 x 6.0%).

           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $18,600 ($310,000 x 6.0%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.


                                                                                                 MAXIMUM
                                     ASSUMED                               INCOME                 ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
    3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $18,600
        Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $18,600
    4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $18,786
        Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $18,786
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $18,792

     o     In year 4, $15,500 was withdrawn ($310,000 x 5%).

     o     In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA")

           o In year 4, $15,500 was withdrawn and is less than the MAWA of $18,600.

           o In year 5, $15,655 was withdrawn and is less than the MAWA of $18,786.

     o The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)


NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).



EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                                               MAXIMUM
                                     ASSUMED                               INCOME               ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $18,792
        Year 6        $25,296      $280,000        --       $309,014    $302,955      --     $18,541
    6th Anniversary       --       $290,000   $290,000      $309,014    $302,955    $    0   $18,541
        Year 7        $24,721      $260,000        --       $301,979    $296,058      --     $18,119
    7th Anniversary       --       $230,000   $230,000      $301,979    $296,058    $    0   $18,119

                                      D-2

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA:

           o In year 6, the reduction proportion is 2.2725% ([$25,296 - $18,792] / [$305,000 - $18,792]); the reduced Income Base is
              $309,014 ($316,200 x [1 - 2.2725%]); and the reduced Income
              Credit Base is $302,955 ($310,000 x [1 - 2.2725%]).

           o In year 7, the reduction proportion is 2.2766% ([$24,721 - $18,541] / [$290,000 - $18,541]); the reduced Income Base is
              $301,979 ($309,014 x [1 - 2.2766%]); and the reduced Income
              Credit Base is $296,058 ($302,955 x [1 - 2.2766%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o     No withdrawals taken after the seventh contract year.


                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $301,979    $296,058    $     0    $18,119          --
    8th Anniversary   $150,000   $150,000      $319,742    $296,058    $17,763    $19,185          --
    9th Anniversary   $100,000   $100,000      $337,505    $296,058    $17,763    $20,250          --
   10th Anniversary   $ 50,000   $ 50,000      $355,268    $296,058    $17,763    $21,316          --
       Year 11        $      0   $      0      $355,268    $296,058       --      $21,316          --
   11th Anniversary   $      0   $      0      $355,268    $296,058       --          --       $14,211

     o The Protected Income Payment of $14,211 ($355,268 x 4%) will be paid for the lifetime of the Covered Person.



EXAMPLE 6: INITIAL VALUES

Example 6 assumes election of Polaris Income Plus Daily Option 1 (one Covered Person). The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%




                                                               MAXIMUM
                            PURCHASE                            ANNUAL
                            PAYMENTS   CONTRACT     INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE       BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $6,000



     o     Income Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6% = $6,000


EXAMPLE 7: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES AND ADDING SUBSEQUENT PURCHASE PAYMENTS

The values shown below are based on the assumptions stated in Example 6 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000


                                      D-3


     o     No withdrawals taken in the first 3 contract years




                                                                           MAXIMUM
                            PURCHASE    ASSUMED                             ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE      VALUE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000       -       $100,000    $ 6,000
       Year 1 - Day 25         -      $102,000   $102,000    $102,000    $ 6,120
      Year 1 - Day 105         -      $105,000   $105,000    $105,000    $ 6,300
      Year 1 - Day 200     $150,000   $252,000       -       $255,000    $15,300
      Year 1 - Day 300         -      $270,000   $270,000    $270,000    $16,200
      Year 2 - Day 180         -      $275,000   $275,000    $275,000    $16,500
      Year 2 - Day 250         -      $280,000   $280,000    $280,000    $16,800
       Year 3 - Day 45         -      $290,000   $290,000    $290,000    $17,400
      Year 3 - Day 275         -      $300,000   $300,000    $300,000    $18,000
       Year 4 - Day 1          -      $310,000   $310,000    $310,000    $18,600



     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

  The values of the feature are impacted by attaining the daily Step-up Values and adding subsequent Purchase Payments as follows:



     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.



           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,120 ($102,000 x 6%).



           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,300 ($105,000 x 6%).



     o The Income Base and the Maximum Annual Withdrawal Amount (MAWA) are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.



           o In year 1 - day 200, the Income Base was increased to $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $15,300 ($255,000 x 6%).



     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.



           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $270,000 (Contract Value $270,000 is greater than the current Income Base $255,000) and the MAWA was increased to $16,200 ($270,000 x 6%).



           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $270,000) and the MAWA was increased to $16,500 ($275,000 x 6%).



           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $16,800 ($280,000 x 6%).



           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $17,400 ($290,000 x 6%).



           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $18,000 ($300,000 x 6%).



           o In year 4 - day 1, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than the current Income Base $300,000) and the MAWA was increased to $18,600 ($310,000 x 6%).



                                      D-4


EXAMPLE 8: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 6 and 7 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.




                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
     Year 4 - Day 1   $310,000        -       $310,000    $310,000    $18,600
    Year 4 - Day 65   $315,000        -       $315,000    $315,000    $18,900
    Year 4 - Day 92   $312,000   $10,000          -       $315,000    $18,900
   Year 4 - Day 350   $320,000        -       $320,000    $315,000    $18,900
    4th Anniversary   $311,000        -           -       $320,000    $19,200
    Year 5 - Day 75   $325,000        -       $325,000    $320,000    $19,200
    Year 5 - Day 80   $322,000   $19,200          -       $320,000    $19,200
    5th Anniversary   $317,000        -           -       $325,000    $19,500
   Year 6 - Day 155   $330,000        -       $330,000    $325,000    $19,500
    6th Anniversary   $329,000        -           -       $330,000    $19,800



     o     In year 4, $10,000, an amount less than MAWA was withdrawn.

     o     In year 5, $19,200, an amount equal to MAWA was withdrawn.


The values of the feature are impacted prior to and after the withdrawals are taken as follows:


     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.



           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $18,900 ($315,000 x 6%).



           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $18,900. The Income Base ($315,000) and the MAWA ($18,900) remained unchanged.



     o After the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.



           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.



           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $19,200 ($320,000 x 6%).



     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.



           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($19,200) remained unchanged.



           o In year 5 - day 80, $19,200 was withdrawn and is equal to the MAWA of $19,200. The Income Base ($320,000) and the MAWA ($19,200) remained unchanged.



           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,500 ($325,000 x 6%).



           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($19,500) remained unchanged.



           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,800 ($330,000 x 6%).



                                      D-5


EXAMPLE 9: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in the Examples 6, 7 and 8 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.




                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000        -           -       $330,000    $19,800
    Year 7 - Day 37   $321,000   $26,400          -       $322,769    $19,366
   Year 7 - Day 362   $323,000        -       $323,000    $322,769    $19,366
    7th Anniversary   $317,000        -           -       $323,000    $19,380
    Year 8 - Day 46   $307,000   $25,840          -       $315,745    $18,944
    8th Anniversary   $270,000        -           -       $315,745    $18,944



The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (MAWA) as follows:



     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.



           o  In year 7 - day 37, the reduction proportion is 2.1912% ([$26,400
              - $19,800] / [$321,000 - $19,800]); the reduced Income Base is
              $322,769 ($330,000 x [1 - 2.1912%]) and the reduced MAWA is
              $19,366 ($322,769 x 6%).



           o In year 7 - day 362, there was a Step-up Value of $323,000, but the Income Base ($322,769) and the MAWA ($19,366) remained unchanged.



           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $323,000 that had occurred after the excess withdrawal, and the MAWA was increased to $19,380 ($323,000 x 6%).



           o  In year 8 - day 46, the reduction proportion is 2.2460% ([$25,840
              - $19,380] / [$307,000 - $19,380]); the reduced Income Base is
              $315,745 ($323,000 x [1 - 2.2460%]); and the reduced MAWA is
              $18,945 ($315,745 x 6%).



                                      D-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The following details the standard and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether a Living Benefit was elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary if a Living Benefit was elected.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED A LIVING BENEFIT FEATURE.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected a Living Benefit, described above.


A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 81-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum


                                      E-1



          Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.   STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:


               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or


               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      E-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 29, 2016

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




None of the Living Benefits described below are currently being offered.


Effective January 15, 2016, if you have elected a living benefit feature, we will not accept subsequent Purchase Payments on or after the 1st contract anniversary from your contract issue date. You may not establish a future automatic subsequent purchase payment plan, and any current payment plan has been terminated.

If your contract was issued prior to February 29, 2016 and if you elected the optional Polaris Income Plus or Polaris Income Builder living benefits, the following provisions are applicable to the feature you elected.

POLARIS INCOME PLUS AND POLARIS INCOME BUILDER


INVESTMENT REQUIREMENTS


If your contract was issued between May 1, 2015 and January 24, 2016, and you elected the optional POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3 or POLARIS INCOME BUILDER, you must allocate your assets in accordance with A, B, C, D or
E:



  A   10% Secure      45% SunAmerica Dynamic Allocation Portfolio; and
      Value Account   45% SunAmerica Dynamic Strategy Portfolio
  B   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   30% SunAmerica Dynamic Strategy Portfolio;
                      10% VCP Managed Asset Allocation SAST Portfolio;
                      10% VCP Total Return Balanced Portfolio; and
                      10% VCP Value Portfolio
  C   10% Secure      18% SunAmerica Dynamic Allocation Portfolio;
      Value Account   18% SunAmerica Dynamic Strategy Portfolio;
                      18% VCP Managed Asset Allocation SAST Portfolio;
                      18% VCP Total Return Balanced Portfolio; and
                      18% VCP Value Portfolio
  D   10% Secure      30% SunAmerica Dynamic Allocation Portfolio;
      Value Account   20% VCP Managed Asset Allocation SAST Portfolio;
                      20% VCP Total Return Balanced Portfolio; and
                      20% VCP Value Portfolio
  E   10% Secure      Up to 90% in one or more of the following Variable
      Value Account   Portfolios, except as otherwise noted:
                      Corporate Bond
                      Global Bond
                      Goldman Sachs VIT Government Money Market
                      Fund
                      Government and Quality Bond
                      Real Return
                      SA BlackRock VCP Global Multi Asset Portfolio*
                      SA JPMorgan MFS Core Bond
                      SA Schroders VCP Global Allocation Portfolio*
                      SA T. Rowe Price VCP Balanced Portfolio*
                      SunAmerica Dynamic Allocation Portfolio
                      SunAmerica Dynamic Strategy Portfolio
                      Ultra Short Bond Portfolio
                      VCP Managed Asset Allocation SAST Portfolio*
                      VCP Total Return Balanced Portfolio*
                      VCP Value Portfolio*
                      * You may invest up to a maximum of 50% in each
                      of these Variable Portfolios.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE /
PROTECTED INCOME PAYMENT PERCENTAGE:


If your contract was issued between May 1, 2015 and February 28, 2016, and you elected the optional POLARIS INCOME BUILDER living benefit, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:



        NUMBER OF COVERED PERSONS
        AND AGE OF COVERED PERSON              POLARIS
          AT FIRST WITHDRAWAL*              INCOME BUILDER
 One Covered Person (Age 65 and Older)     5.5%  /  5.25%
 Two Covered Persons (Age 65 and Older)    5.0%  /  4.75%

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

* If there is One Covered Person but there are joint Owners, the Covered person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


                                      F-1




        Please forward a copy (without charge) of the Polaris Platinum Elite Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: The Variable Annuity Life Insurance Company

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                    THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

           THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

                     POLARIS PLATINUM ELITE VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 2, 2016, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                    THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570

                                  May 2, 2016

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Separate Account and the Company........................................      3

General Account.........................................................      4

Master-Feeder Structure.................................................      5

Information Regarding the Use of the Volatility Index ("VIX")...........      6

Performance Data .......................................................      7

Annuity Income Payments.................................................     11

Annuity Unit Values.....................................................     12

Taxes...................................................................     15

Distribution of Contracts...............................................     27

Financial Statements....................................................     27

                        SEPARATE ACCOUNT AND THE COMPANY
                        --------------------------------


      The Variable Annuity Life Insurance Company ("VALIC" or "Company") is a life insurance company organized under the laws of the state of Texas on August 20, 1968. VALIC's home office is 2929 Allen Parkway, Houston, Texas 77019. VALIC is successor in interest to a company originally organized
under the laws of  Washington, D.C. on December 21,1955.  The Company   is   an
indirect,   wholly-owned   subsidiary  of   American International Group, Inc.
("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.


      VALIC Separate Account A is a separate account of VALIC, established under Texas law on July 25, 1979. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.


     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges and fees.

     The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the DCA accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                             MASTER-FEEDER STRUCTURE
                             -----------------------

     The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

     Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

     SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

     The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:


     - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

     - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

          INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")
          -------------------------------------------------------------

This variable annuity is not sponsored, endorsed, sold or promoted by Standard
& Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.

                                PERFORMANCE DATA
                                ----------------

     From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

     We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

     The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

     Performance data for the various Variable Portfolios are computed in the manner described below.


GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND


Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV - SV - CMF)/(SV)

where:
        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $35 annual Contract Maintenance Fee, prorated for 7 days


The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.


The current yield is then obtained by annualizing the Base Period Return:

        Current Yield = (Base Period Return) x (365/7)

The Separate Account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date. The model inception date is the date when the model was first offered for investment.


The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:



                                                   365/7
        Effective Yield = [(Base Period Return + 1)      - 1]



The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in value of your investment.


OTHER VARIABLE PORTFOLIOS


The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return."


Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

        P (1 + T) TO THE POWER OF n = ERV

where:
        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.


These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.


POLARIS PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The Separate Account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date. The model inception date is the date when the model was first offered for investment.

                             ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.


     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.


     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been

$11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825


     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------


     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

     P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity income payments factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of $5.01 (Option 4 of the 2012 IAR Mortality table, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

      First annuity income payment = $5.01 x ($116,412.31/$1000) = $583.23

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $583.23/$13.256932 = 43.994016

     P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

       Second annuity income payment = $43.994016 x $13.327695 = $586.34

     The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

     Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                      TAXES
                                      -----

GENERAL

Note: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.


If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


    -  after attaining age 591/2;

    -  when paid to your beneficiary after you die;

    -  after you become disabled (as defined in the Code);

    - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 591/2, whichever is later;

    -  under an immediate annuity contract;

    - which are attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers).
An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:


     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for certain higher education expenses;


     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;


     - payments to certain reservists called up for active duty after September 11, 2001; or


     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or,
(2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")


A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

..   a citizen or resident of the United States

..   a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

..   any estate or trust other than a foreign estate or foreign trust (see
    Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.
An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities



Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2016 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2016 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2016 may not exceed the lesser of $53,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.



On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities



Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2016 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2016. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2016 of less than $98,000, your contribution may be fully deductible; if your income is between $98,000 and $118,000, your contribution may be partially deductible and if your income is $118,000 or more, your contribution may not be deductible. If you are single and your income in 2016 is less than $61,000, your contribution may be fully deductible; if your income is between $61,000 and $71,000, your contribution may be partially deductible and if your income is $71,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2016 is between $184,000 and $194,000, your contribution may be partially deductible.

(d) Roth IRAs



Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2016 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2016. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2016 is less than:
$184,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $117,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.



(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)


Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

     The contracts are offered through AIG Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts. Contracts are offered on a continuous basis.


                              FINANCIAL STATEMENTS
                              --------------------


PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for The Variable Annuity Life Insurance Company Separate Account A and The Variable Annuity Life Insurance Company ("VALIC").

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

     - Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A for the year ended December 31, 2015.

     - Audited Consolidated Financial Statements of The Variable Annuity Life Insurance Company for the years ended December 31, 2015, 2014 and 2013.

The financial statements of VALIC should be considered only as bearing on the ability of VALIC to meet its obligation under the contracts.

                                                             Separate Account A
                                    The Variable Annuity Life Insurance Company

                                                                           2015
                                                                  Annual Report

                                                              December 31, 2015

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Variable Annuity Life Insurance Company and the Contract Owners of its separate account, Separate Account A:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts constituting Separate Account A (the "Separate Account"), a separate account of The Variable Annuity Life Insurance Company, at
December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2016

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2015

                                                          Due from   Receivable
                                                            (to)     (Payable)                                       Net assets
                                                           VALIC     For Mutual               Contract   Contract   attributable
                                           Investment     General    Fund Sales               owners -   owners -   to contract
                                         securities - at  Account,  (Purchases),              annuity  accumulation    owner
Sub-accounts                               fair value       Net         Net       Net Assets  reserves   reserves     reserves
------------                             --------------- ---------  ------------ ------------ -------- ------------ ------------
American Beacon Holland Large Cap
 Growth Fund I                            $ 64,153,683   $(188,374)  $ 180,126   $ 64,145,435 $ 10,886 $ 64,134,549 $ 64,145,435
Ariel Appreciation Fund                    374,621,879    (149,462)    124,122    374,596,539  359,134  374,237,405  374,596,539
Ariel Fund                                 419,274,106    (368,674)    325,317    419,230,749  169,590  419,061,159  419,230,749
AST Capital Appreciation Portfolio
 Class 3                                       419,241          --          --        419,241       --      419,241      419,241
AST Government and Quality Bond
 Portfolio Class 3                             321,685          --          --        321,685       --      321,685      321,685
Franklin Income Securities Fund                470,259          --          --        470,259       --      470,259      470,259
Invesco Balanced-Risk Commodity
 Strategy Fund R5                          245,689,941    (120,852)    103,180    245,672,269   43,301  245,628,968  245,672,269
Invesco VI Comstock Fund Series II             265,303          --          --        265,303       --      265,303      265,303
Invesco VI Growth and Income Fund
 Series II                                     294,368          --          --        294,368       --      294,368      294,368
Lord Abbett Growth and Income Portfolio
 Class VC                                       10,147          --          --         10,147       --       10,147       10,147
SAST Alliance Growth Portfolio Class 3          70,932          --          --         70,932       --       70,932       70,932
SAST American Funds Asset Allocation
 Portfolio Class 3                              89,751          --          --         89,751       --       89,751       89,751
SAST American Funds Global Growth
 Portfolio Class 3                             165,932          --          --        165,932       --      165,932      165,932
SAST American Funds Growth Portfolio
 Class 3                                       191,834          --          --        191,834       --      191,834      191,834
SAST American Funds Growth-Income
 Portfolio Class 3                              94,720          --          --         94,720       --       94,720       94,720
SAST Balanced Portfolio Class 3                111,895          --          --        111,895       --      111,895      111,895
SAST Blue Chip Growth Portfolio Class 3        108,678          --          --        108,678       --      108,678      108,678
SAST Capital Growth Portfolio Class 3          126,402          --          --        126,402       --      126,402      126,402
SAST Cash Management Portfolio Class 3          51,222          --          --         51,222       --       51,222       51,222
SAST Corporate Bond Portfolio Class 3          339,016          --          --        339,016       --      339,016      339,016
SA Legg Mason BW Large Cap Value Class 3       169,776          --          --        169,776       --      169,776      169,776
SAST Dogs of Wall Street Portfolio
 Class 3                                       173,246          --          --        173,246       --      173,246      173,246
SAST Dynamic Allocation Portfolio
 Class 3                                    21,227,835           8          --     21,227,843       --   21,227,843   21,227,843
SAST Emerging Markets Portfolio Class 3         55,196          --          --         55,196       --       55,196       55,196
SAST Equity Opportunities Portfolio
 Class 3                                       463,457          --          --        463,457       --      463,457      463,457
SAST Foreign Value Portfolio Class 3           108,148          --          --        108,148       --      108,148      108,148
SAST Global Bond Portfolio Class 3             146,688          --          --        146,688       --      146,688      146,688
SAST Growth Opportunities Portfolio
 Class 3                                        20,723          --          --         20,723       --       20,723       20,723
SAST Growth-Income Portfolio Class 3           277,641          --          --        277,641       --      277,641      277,641
SAST High-Yield Bond Portfolio Class 3          84,312          --          --         84,312       --       84,312       84,312
SAST International Diversified Equities
 Portfolio                                     100,711          --          --        100,711       --      100,711      100,711
SAST Marsico Focused Growth Portfolio
 Class 3                                       108,366          --          --        108,366       --      108,366      108,366
SAST MFS Massachusetts Investors Trust
 Portfolio                                     287,880          --          --        287,880       --      287,880      287,880
SAST MFS Total Return Portfolio Class 3         56,180          --          --         56,180       --       56,180       56,180
SAST Mid-Cap Growth Portfolio Class 3           54,015          --          --         54,015       --       54,015       54,015
SAST Protected Asset Allocation SAST
 Portfolio Class 3                           5,105,812           1          --      5,105,813       --    5,105,813    5,105,813
SAST Real Estate Portfolio Class 3              12,294          --          --         12,294       --       12,294       12,294
SAST Small & Mid Cap Value Portfolio
 Class 3                                        76,754          --          --         76,754       --       76,754       76,754
SAST Small Company Value Portfolio
 Class 3                                        78,711          --          --         78,711       --       78,711       78,711
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                          18,800,015           8          --     18,800,023       --   18,800,023   18,800,023
SAST Technology Portfolio Class 3               27,645          --          --         27,645       --       27,645       27,645
SAST Telecom Utility Portfolio Class 3           1,580          --          --          1,580       --        1,580        1,580
SAST Total Return Bond Portfolio Class 3       584,142          --          --        584,142       --      584,142      584,142
SAST VCP Total Return Balanced Portfolio     3,718,548           1          --      3,718,549       --    3,718,549    3,718,549
SAST VCP Value Portfolio                     4,413,176           1          --      4,413,177       --    4,413,177    4,413,177
SST Allocation Balanced Portfolio
 Class 3                                        58,297          --          --         58,297       --       58,297       58,297
SST Allocation Growth Portfolio Class 3        193,914          --          --        193,914       --      193,914      193,914
SST Allocation Moderate Growth
 Portfolio Class 3                             484,576          --          --        484,576       --      484,576      484,576
SST Allocation Moderate Portfolio
 Class 3                                        34,448          --          --         34,448       --       34,448       34,448
SST Real Return Portfolio Class 3              131,683          --          --        131,683       --      131,683      131,683
SunAmerica 2020 High Watermark Fund          8,009,536       1,073         266      8,010,875       --    8,010,875    8,010,875
T Rowe Price Retirement 2015 Fund            1,986,020       1,310      (1,337)     1,985,993       --    1,985,993    1,985,993
T Rowe Price Retirement 2020 Fund            6,686,624       8,516      (8,616)     6,686,524       --    6,686,524    6,686,524
T Rowe Price Retirement 2025 Fund            4,910,881      16,609     (16,782)     4,910,708       --    4,910,708    4,910,708
T Rowe Price Retirement 2030 Fund            4,933,291      22,997     (23,179)     4,933,109       --    4,933,109    4,933,109
T Rowe Price Retirement 2035 Fund            3,208,880       8,308      (8,470)     3,208,718       --    3,208,718    3,208,718
T Rowe Price Retirement 2040 Fund            3,533,149       6,561      (6,544)     3,533,166       --    3,533,166    3,533,166
T Rowe Price Retirement 2045 Fund            1,929,251      92,487     (92,657)     1,929,081       --    1,929,081    1,929,081
T Rowe Price Retirement 2050 Fund            1,060,251       1,441      (1,591)     1,060,101       --    1,060,101    1,060,101
T Rowe Price Retirement 2055 Fund              535,706       3,714      (3,745)       535,675       --      535,675      535,675
T Rowe Price Retirement 2060 Fund              438,378     104,654    (104,678)       438,354       --      438,354      438,354


                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
DECEMBER 31, 2015

                                                 Due from    Receivable
                                                   (to)      (Payable)                                              Net assets
                                                  VALIC      For Mutual                  Contract     Contract     attributable
                                 Investment      General     Fund Sales                  owners -     owners -     to contract
                               securities - at   Account,   (Purchases),                 annuity    accumulation      owner
Sub-accounts                     fair value        Net          Net        Net Assets    reserves     reserves       reserves
------------                   --------------- -----------  ------------ -------------- ---------- -------------- --------------
VALIC Co. I Asset Allocation
 Fund                          $  164,796,419  $  (218,445)  $  193,134  $  164,771,108 $  101,690 $  164,669,418 $  164,771,108
VALIC Co. I Blue Chip Growth
 Fund                             594,567,664     (150,522)      60,336     594,477,478     53,259    594,424,219    594,477,478
VALIC Co. I Broad Cap Value
 Income Fund                       45,889,980      (92,163)      86,098      45,883,915         --     45,883,915     45,883,915
VALIC Co. I Capital
 Conservation Fund                163,387,299     (235,869)     220,368     163,371,798    192,361    163,179,437    163,371,798
VALIC Co. I Core Equity Fund      236,155,805      (73,146)      56,987     236,139,646    209,580    235,930,066    236,139,646
VALIC Co. I Dividend Value
 Fund                             523,515,957     (340,633)     231,927     523,407,251    113,172    523,294,079    523,407,251
VALIC Co. I Dynamic
 Allocation Fund                  250,659,487     (161,134)     155,682     250,654,035         --    250,654,035    250,654,035
VALIC Co. I Emerging
 Economies Fund                   501,821,319     (250,431)     209,432     501,780,320     70,408    501,709,912    501,780,320
VALIC Co. I Foreign Value Fund    734,771,317     (590,361)     502,586     734,683,542     79,377    734,604,165    734,683,542
VALIC Co. I Global Real
 Estate Fund                      363,750,494     (212,213)     164,841     363,703,122      4,928    363,698,194    363,703,122
VALIC Co. I Global Social
 Awareness Fund                   351,929,610     (516,544)     486,799     351,899,865    300,572    351,599,293    351,899,865
VALIC Co. I Global Strategy
 Fund                             447,228,997     (499,114)     444,349     447,174,232    163,838    447,010,394    447,174,232
VALIC Co. I Government
 Securities Fund                  102,449,517     (175,625)     166,920     102,440,812     98,625    102,342,187    102,440,812
VALIC Co. I Growth & Income
 Fund                             106,914,336       13,852      (27,340)    106,900,848     61,321    106,839,527    106,900,848
VALIC Co. I Growth Fund           972,484,202     (466,172)     349,602     972,367,632    289,938    972,077,694    972,367,632
VALIC Co. I Health Sciences
 Fund                             908,278,425      103,277     (168,034)    908,213,668    147,809    908,065,859    908,213,668
VALIC Co. I Inflation
 Protected Fund                   436,585,715     (400,900)     312,289     436,497,104    115,816    436,381,288    436,497,104
VALIC Co. I International
 Equities Index Fund              865,849,564     (749,609)     579,421     865,679,376    126,175    865,553,201    865,679,376
VALIC Co. I International
 Government Bond Fund             147,485,555      (41,688)      11,540     147,455,407     31,560    147,423,847    147,455,407
VALIC Co. I International
 Growth Fund                      445,534,239     (470,024)     415,286     445,479,501    401,206    445,078,295    445,479,501
VALIC Co. I Large Cap Core
 Fund                             154,675,909     (114,945)      89,873     154,650,837     41,340    154,609,497    154,650,837
VALIC Co. I Large Capital
 Growth Fund                      380,400,978      (31,260)      (2,486)    380,367,232    123,128    380,244,104    380,367,232
VALIC Co. I Mid Cap Index Fund  2,838,163,642   (1,762,504)   1,414,685   2,837,815,823  1,444,181  2,836,371,642  2,837,815,823
VALIC Co. I Mid Cap Strategic
 Growth Fund                      236,176,392     (160,137)     137,989     236,154,244     47,294    236,106,950    236,154,244
VALIC Co. I Money Market I
 Fund                             321,367,936       30,000      (65,510)    321,332,426     18,796    321,313,630    321,332,426
VALIC Co. I Nasdaq-100 Index
 Fund                             288,953,700       84,551     (106,637)    288,931,614     35,555    288,896,059    288,931,614
VALIC Co. I Science &
 Technology Fund                  934,972,590     (154,110)      89,007     934,907,487    750,712    934,156,775    934,907,487
VALIC Co. I Small Cap
 Aggressive Growth Fund           115,373,145      100,092     (111,390)    115,361,847     10,270    115,351,577    115,361,847
VALIC Co. I Small Cap Fund        302,857,664     (236,423)     211,203     302,832,444    241,288    302,591,156    302,832,444
VALIC Co. I Small Cap Index
 Fund                             917,083,475     (687,281)     571,176     916,967,370    535,334    916,432,036    916,967,370
VALIC Co. I Small Cap Special
 Values Fund                      191,271,822     (128,556)     115,302     191,258,568     82,105    191,176,463    191,258,568
VALIC Co. I Small Mid Growth
 Fund                             120,384,704      (75,236)      51,256     120,360,724     10,576    120,350,148    120,360,724
VALIC Co. I Stock Index Fund    3,864,672,652   (2,279,630)   1,869,570   3,864,262,592  4,253,979  3,860,008,613  3,864,262,592
VALIC Co. I Value Fund             90,383,111     (107,706)      86,126      90,361,531      3,945     90,357,586     90,361,531
VALIC Co. II Aggressive
 Growth Lifestyle Fund            509,462,561      (23,917)     (59,484)    509,379,160     59,194    509,319,966    509,379,160
VALIC Co. II Capital
 Appreciation Fund                 39,751,105       (5,736)        (762)     39,744,607         --     39,744,607     39,744,607
VALIC Co. II Conservative
 Growth Lifestyle Fund            315,843,499       95,652     (127,956)    315,811,195    390,250    315,420,945    315,811,195
VALIC Co. II Core Bond Fund       931,474,257     (585,410)     438,015     931,326,862     11,310    931,315,552    931,326,862
VALIC Co. II High Yield Bond
 Fund                             357,973,834     (527,383)     474,242     357,920,693     16,140    357,904,553    357,920,693
VALIC Co. II International
 Opportunities Fund               597,002,902     (350,479)     295,375     596,947,798     78,715    596,869,083    596,947,798
VALIC Co. II Large Cap Value
 Fund                             175,305,531     (173,674)     136,869     175,268,726      1,296    175,267,430    175,268,726
VALIC Co. II Mid Cap Growth
 Fund                             129,628,199      (56,899)      38,984     129,610,284     15,443    129,594,841    129,610,284
VALIC Co. II Mid Cap Value
 Fund                             832,738,363     (652,657)     575,688     832,661,394    147,520    832,513,874    832,661,394
VALIC Co. II Moderate Growth
 Lifestyle Fund                   794,342,847     (126,337)      33,572     794,250,082     28,277    794,221,805    794,250,082
VALIC Co. II Money Market II
 Fund                             169,420,562     (450,629)     435,443     169,405,376     28,435    169,376,941    169,405,376
VALIC Co. II Small Cap Growth
 Fund                              81,862,462     (283,493)     275,245      81,854,214      7,812     81,846,402     81,854,214
VALIC Co. II Small Cap Value
 Fund                             426,176,811     (253,538)     211,431     426,134,704    128,583    426,006,121    426,134,704
VALIC Co. II Socially
 Responsible Fund                 730,339,951     (559,687)     464,583     730,244,847     41,403    730,203,444    730,244,847
VALIC Co. II Strategic Bond
 Fund                             562,055,672   (1,204,074)   1,106,696     561,958,294    156,757    561,801,537    561,958,294
Vanguard LifeStrategy
 Conservative Growth Fund          82,929,678      (65,215)      57,768      82,922,231         --     82,922,231     82,922,231
Vanguard LifeStrategy Growth
 Fund                             205,524,623     (280,593)     257,957     205,501,987     14,748    205,487,239    205,501,987
Vanguard LifeStrategy
 Moderate Growth Fund             221,163,801      (35,560)      12,249     221,140,490      9,302    221,131,188    221,140,490
Vanguard Long-Term
 Investment-Grade Fund            233,870,957      (49,332)      11,157     233,832,782      7,078    233,825,704    233,832,782
Vanguard Long-Term Treasury
 Fund                             234,802,473     (269,824)     244,696     234,777,345     56,841    234,720,504    234,777,345
Vanguard Wellington Fund        1,740,149,175     (938,963)     626,142   1,739,836,354  6,654,931  1,733,181,423  1,739,836,354
Vanguard Windsor II Fund        1,657,088,241   (1,424,120)   1,272,047   1,656,936,168    531,890  1,656,404,278  1,656,936,168

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                Net change in
                                          Mortality and                                                           unrealized
                               Dividends   expense risk                     Net      Net realized Capital gain   appreciation
                                 from          and                       investment  gain (loss)  distributions (depreciation)
                                mutual    administrative Reimbursements    income         on       from mutual        of
Sub-accounts                     funds       charges      of expenses      (loss)    investments      funds      investments
------------                   ---------- -------------- -------------- -----------  ------------ ------------- --------------
American Beacon Holland Large
 Cap Growth Fund I             $       --  $  (768,243)    $  165,033   $  (603,210) $ 4,149,707   $ 6,662,809  $  (6,646,112)
Ariel Appreciation Fund         4,127,048   (5,170,715)     1,082,352        38,685   49,979,679    37,427,270   (116,938,796)
Ariel Fund                      2,894,869   (5,434,552)     1,158,085    (1,381,598)  38,333,656    57,058,040   (116,023,634)
AST Capital Appreciation
 Portfolio Class 3                     --       (1,974)            --        (1,974)      (5,097)       33,153        (29,541)
AST Government and Quality
 Bond Portfolio Class 3             2,478       (1,741)            --           737         (249)          704         (2,313)
Franklin Income Securities
 Fund                                  --       (2,160)            --        (2,160)         (75)           --         (8,245)
Invesco Balanced-Risk
 Commodity Strategy Fund R5            --   (2,502,474)            --    (2,502,474)  (6,043,524)           --    (40,164,147)
Invesco VI Comstock Fund
 Series II                          3,305       (1,375)            --         1,930       (3,430)          546        (13,439)
Invesco VI Growth and Income
 Fund Series II                     5,685       (1,540)            --         4,145      (10,068)       33,265        (40,311)
Lord Abbett Growth and Income
 Portfolio Class VC                   129          (38)            --            91           (1)          551           (419)
SAST Alliance Growth
 Portfolio Class 3                     --          (38)            --           (38)          --            --         (1,005)
SAST American Funds Asset
 Allocation Portfolio Class 3       1,180         (717)            --           463         (230)        6,492         (8,143)
SAST American Funds Global
 Growth Portfolio Class 3             734         (766)            --           (32)      (3,566)       12,763        (10,585)
SAST American Funds Growth
 Portfolio Class 3                  1,015         (827)            --           188       (2,075)        9,657         (5,283)
SAST American Funds
 Growth-Income Portfolio
 Class 3                              296         (373)            --           (77)      (1,081)        2,245           (898)
SAST Balanced Portfolio
 Class 3                               --          (62)            --           (62)          (3)           --           (914)
SAST Blue Chip Growth
 Portfolio Class 3                    125         (514)            --          (389)        (440)        1,187         (2,200)
SAST Capital Growth Portfolio
 Class 3                               --         (640)            --          (640)        (559)        3,578         (2,113)
SAST Cash Management
 Portfolio Class 3                     --         (320)            --          (320)          (1)           --            (91)
SAST Corporate Bond Portfolio
 Class 3                            9,944       (1,967)            --         7,977         (883)          835        (15,617)
SA Legg Mason BW Large Cap
 Value Class 3                        280         (862)            --          (582)      (2,153)       18,313        (19,868)
SAST Dogs of Wall Street
 Portfolio Class 3                  1,851         (785)            --         1,066       (1,518)        7,240         (5,962)
SAST Dynamic Allocation
 Portfolio Class 3                121,206      (75,256)            --        45,950         (853)       96,855       (741,531)
SAST Emerging Markets
 Portfolio Class 3                    680         (304)            --           376       (1,391)           --         (5,903)
SAST Equity Opportunities
 Portfolio Class 3                  1,532       (1,793)            --          (261)        (940)       18,150           (663)
SAST Foreign Value Portfolio
 Class 3                            1,541         (578)            --           963       (1,652)           --         (9,765)
SAST Global Bond Portfolio
 Class 3                               --         (714)            --          (714)         120           514         (1,055)
SAST Growth Opportunities
 Portfolio Class 3                     --          (72)            --           (72)          (9)        1,634         (1,842)
SAST Growth-Income Portfolio
 Class 3                            3,116       (1,422)            --         1,694       (2,227)        7,631        (11,252)
SAST High-Yield Bond
 Portfolio Class 3                  2,949         (416)            --         2,533         (829)           --         (6,916)
SAST International
 Diversified Equities
 Portfolio                          1,308         (531)            --           777       (1,230)           --         (6,120)
SAST Marsico Focused Growth
 Portfolio Class 3                     --         (555)            --          (555)      (1,001)        3,563         (4,629)
SAST MFS Massachusetts
 Investors Trust Portfolio          1,226       (1,476)            --          (250)      (2,159)        9,783        (13,792)
SAST MFS Total Return
 Portfolio Class 3                    224         (104)            --           120           (9)           --           (223)
SAST Mid-Cap Growth Portfolio
 Class 3                               --         (366)            --          (366)        (855)        4,046         (6,780)
SAST Protected Asset
 Allocation SAST Portfolio
 Class 3                               --      (19,195)            --       (19,195)      (2,229)           --        (12,201)
SAST Real Estate Portfolio
 Class 3                               96          (43)            --            53           (9)          594           (441)
SAST Small & Mid Cap Value
 Portfolio Class 3                    176         (415)            --          (239)      (2,219)        8,062        (11,446)
SAST Small Company Value
 Portfolio Class 3                     38         (402)            --          (364)        (968)        4,764         (7,315)
SAST SunAmerica Dynamic
 Strategy Portfolio Class 3        89,734      (71,624)            --        18,110         (918)       13,666       (574,705)
SAST Technology Portfolio
 Class 3                               --          (37)            --           (37)        (452)           --            (35)
SAST Telecom Utility
 Portfolio Class 3                     --           (1)            --            (1)          --            --             81
SAST Total Return Bond
 Portfolio Class 3                  4,480       (2,771)            --         1,709         (332)       11,406        (18,649)
SAST VCP Total Return
 Balanced Portfolio                    --      (13,385)            --       (13,385)        (397)          502        (73,464)
SAST VCP Value Portfolio            5,094      (17,001)            --       (11,907)      (2,747)           --        (89,042)
SST Allocation Balanced
 Portfolio Class 3                    778         (349)            --           429          (11)        4,006         (6,127)
SST Allocation Growth
 Portfolio Class 3                  2,785         (760)            --         2,025          (27)           --         (4,972)
SST Allocation Moderate
 Growth Portfolio Class 3           6,715       (3,161)            --         3,554         (181)       38,967        (63,745)
SST Allocation Moderate
 Portfolio Class 3                    450         (155)            --           295           (7)        2,395         (3,337)
SST Real Return Portfolio
 Class 3                            4,473         (694)            --         3,779          (99)           --         (5,505)
SunAmerica 2020 High
 Watermark Fund                   233,757     (109,048)            --       124,709      138,628            --       (240,016)
T Rowe Price Retirement 2015
 Fund                              30,892      (11,444)            --        19,448      (30,489)       54,061       (106,236)
T Rowe Price Retirement 2020
 Fund                             103,600      (27,474)            --        76,126       (7,079)      186,157       (420,847)
T Rowe Price Retirement 2025
 Fund                              67,436      (17,756)            --        49,680       (4,514)      136,339       (288,777)
T Rowe Price Retirement 2030
 Fund                              65,071      (20,229)            --        44,842        3,536       172,123       (355,085)
T Rowe Price Retirement 2035
 Fund                              36,840      (12,378)            --        24,462        2,461       117,889       (231,031)
T Rowe Price Retirement 2040
 Fund                              39,127      (11,901)            --        27,226        3,223       150,713       (239,055)
T Rowe Price Retirement 2045
 Fund                              19,097       (6,739)            --        12,358      (15,091)       72,455       (119,514)
T Rowe Price Retirement 2050
 Fund                              11,496       (4,651)            --         6,845      (13,284)       38,702        (78,164)
T Rowe Price Retirement 2055
 Fund                               5,670       (2,464)            --         3,206         (624)       16,820        (32,991)
T Rowe Price Retirement 2060
 Fund                               4,039       (1,385)            --         2,654      (22,310)        2,693         (2,765)

                                 Increase
                               (decrease) in
                                net assets
                                 resulting
                                   from
Sub-accounts                    operations
------------                   -------------
American Beacon Holland Large
 Cap Growth Fund I             $  3,563,194
Ariel Appreciation Fund         (29,493,162)
Ariel Fund                      (22,013,536)
AST Capital Appreciation
 Portfolio Class 3                   (3,459)
AST Government and Quality
 Bond Portfolio Class 3              (1,121)
Franklin Income Securities
 Fund                               (10,480)
Invesco Balanced-Risk
 Commodity Strategy Fund R5     (48,710,145)
Invesco VI Comstock Fund
 Series II                          (14,393)
Invesco VI Growth and Income
 Fund Series II                     (12,969)
Lord Abbett Growth and Income
 Portfolio Class VC                     222
SAST Alliance Growth
 Portfolio Class 3                   (1,043)
SAST American Funds Asset
 Allocation Portfolio Class 3        (1,418)
SAST American Funds Global
 Growth Portfolio Class 3            (1,420)
SAST American Funds Growth
 Portfolio Class 3                    2,487
SAST American Funds
 Growth-Income Portfolio
 Class 3                                189
SAST Balanced Portfolio
 Class 3                               (979)
SAST Blue Chip Growth
 Portfolio Class 3                   (1,842)
SAST Capital Growth Portfolio
 Class 3                                266
SAST Cash Management
 Portfolio Class 3                     (412)
SAST Corporate Bond Portfolio
 Class 3                             (7,688)
SA Legg Mason BW Large Cap
 Value Class 3                       (4,290)
SAST Dogs of Wall Street
 Portfolio Class 3                      826
SAST Dynamic Allocation
 Portfolio Class 3                 (599,579)
SAST Emerging Markets
 Portfolio Class 3                   (6,918)
SAST Equity Opportunities
 Portfolio Class 3                   16,286
SAST Foreign Value Portfolio
 Class 3                            (10,454)
SAST Global Bond Portfolio
 Class 3                             (1,135)
SAST Growth Opportunities
 Portfolio Class 3                     (289)
SAST Growth-Income Portfolio
 Class 3                             (4,154)
SAST High-Yield Bond
 Portfolio Class 3                   (5,212)
SAST International
 Diversified Equities
 Portfolio                           (6,573)
SAST Marsico Focused Growth
 Portfolio Class 3                   (2,622)
SAST MFS Massachusetts
 Investors Trust Portfolio           (6,418)
SAST MFS Total Return
 Portfolio Class 3                     (112)
SAST Mid-Cap Growth Portfolio
 Class 3                             (3,955)
SAST Protected Asset
 Allocation SAST Portfolio
 Class 3                            (33,625)
SAST Real Estate Portfolio
 Class 3                                197
SAST Small & Mid Cap Value
 Portfolio Class 3                   (5,842)
SAST Small Company Value
 Portfolio Class 3                   (3,883)
SAST SunAmerica Dynamic
 Strategy Portfolio Class 3        (543,847)
SAST Technology Portfolio
 Class 3                               (524)
SAST Telecom Utility
 Portfolio Class 3                       80
SAST Total Return Bond
 Portfolio Class 3                   (5,866)
SAST VCP Total Return
 Balanced Portfolio                 (86,744)
SAST VCP Value Portfolio           (103,696)
SST Allocation Balanced
 Portfolio Class 3                   (1,703)
SST Allocation Growth
 Portfolio Class 3                   (2,974)
SST Allocation Moderate
 Growth Portfolio Class 3           (21,405)
SST Allocation Moderate
 Portfolio Class 3                     (654)
SST Real Return Portfolio
 Class 3                             (1,825)
SunAmerica 2020 High
 Watermark Fund                      23,321
T Rowe Price Retirement 2015
 Fund                               (63,216)
T Rowe Price Retirement 2020
 Fund                              (165,643)
T Rowe Price Retirement 2025
 Fund                              (107,272)
T Rowe Price Retirement 2030
 Fund                              (134,584)
T Rowe Price Retirement 2035
 Fund                               (86,219)
T Rowe Price Retirement 2040
 Fund                               (57,893)
T Rowe Price Retirement 2045
 Fund                               (49,792)
T Rowe Price Retirement 2050
 Fund                               (45,901)
T Rowe Price Retirement 2055
 Fund                               (13,589)
T Rowe Price Retirement 2060
 Fund                               (19,728)

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                  Net change in
                                           Mortality and                                                            unrealized
                                Dividends   expense risk                     Net      Net realized  Capital gain   appreciation
                                  from          and                       investment  gain (loss)   distributions (depreciation)
                                 mutual    administrative Reimbursements    income         on        from mutual        of
Sub-accounts                      funds       charges      of expenses      (loss)    investments       funds      investments
------------                   ----------- -------------- -------------- -----------  ------------  ------------- --------------
VALIC Co. I Asset Allocation
 Fund                          $ 3,608,630  $ (1,696,832)   $       --   $ 1,911,798  $  3,811,329  $ 10,527,957  $ (18,499,201)
VALIC Co. I Blue Chip Growth
 Fund                                   --    (5,567,851)           --    (5,567,851)   25,697,399    51,262,709    (17,800,225)
VALIC Co. I Broad Cap Value
 Income Fund                       833,847      (481,004)           --       352,843     3,990,173     1,544,379     (6,767,955)
VALIC Co. I Capital
 Conservation Fund               3,417,885    (1,617,167)           --     1,800,718     1,231,223            --     (4,230,513)
VALIC Co. I Core Equity Fund     2,460,948    (2,462,961)           --        (2,013)   17,333,667            --    (24,146,103)
VALIC Co. I Dividend Value
 Fund                           12,841,824    (5,755,065)           --     7,086,759    55,452,192    39,041,697   (108,933,557)
VALIC Co. I Dynamic
 Allocation Fund                        --    (2,749,394)           --    (2,749,394)    2,291,321            --    (14,400,057)
VALIC Co. I Emerging
 Economies Fund                 12,933,124    (5,471,298)           --     7,461,826    11,623,317            --   (107,532,624)
VALIC Co. I Foreign Value Fund  22,917,266    (8,036,775)           --    14,880,491    27,609,717            --   (105,274,526)
VALIC Co. I Global Real
 Estate Fund                    10,408,207    (3,934,273)           --     6,473,934    15,485,855    10,493,453    (36,379,545)
VALIC Co. I Global Social
 Awareness Fund                  8,156,084    (3,587,908)           --     4,568,176    27,412,862            --    (34,986,568)
VALIC Co. I Global Strategy
 Fund                           13,495,609    (4,646,800)           --     8,848,809    12,983,423    15,821,652    (64,880,406)
VALIC Co. I Government
 Securities Fund                 2,495,469    (1,029,143)           --     1,466,326       146,970            --     (1,723,826)
VALIC Co. I Growth & Income
 Fund                            1,070,810    (1,071,041)           --          (231)    6,053,796            --     (7,195,457)
VALIC Co. I Growth Fund          5,906,799    (9,380,538)           --    (3,473,739)   63,683,389   110,663,368   (150,508,745)
VALIC Co. I Health Sciences
 Fund                                   --    (8,555,937)           --    (8,555,937)   23,457,831   105,211,129    (35,909,487)
VALIC Co. I Inflation
 Protected Fund                  8,510,455    (4,278,552)           --     4,231,903     7,682,766       847,131    (30,157,547)
VALIC Co. I International
 Equities Index Fund            31,716,243    (8,780,241)           --    22,936,002    47,612,545            --    (90,424,129)
VALIC Co. I International
 Government Bond Fund            4,172,576    (1,552,573)           --     2,620,003    (4,181,697)      445,297     (5,856,702)
VALIC Co. I International
 Growth Fund                     7,492,288    (4,566,734)           --     2,925,554    29,125,585     3,322,272    (39,570,797)
VALIC Co. I Large Cap Core
 Fund                            1,745,236    (1,556,976)           --       188,260    10,498,403    24,579,298    (31,615,999)
VALIC Co. I Large Capital
 Growth Fund                     2,214,623    (3,811,238)           --    (1,596,615)   15,030,674    71,093,272    (87,883,368)
VALIC Co. I Mid Cap Index Fund  31,770,840   (29,722,666)           --     2,048,174   157,514,199   173,202,309   (433,385,402)
VALIC Co. I Mid Cap Strategic
 Growth Fund                            --    (2,475,582)           --    (2,475,582)   21,459,298    38,376,225    (65,576,678)
VALIC Co. I Money Market I
 Fund                               32,457    (3,072,531)           --    (3,040,074)           --            --             --
VALIC Co. I Nasdaq-100 Index
 Fund                            2,470,182    (2,667,738)           --      (197,556)   12,966,838     2,969,410      5,495,966
VALIC Co. I Science &
 Technology Fund                        --    (8,899,897)           --    (8,899,897)   61,454,342    95,878,690    (85,700,551)
VALIC Co. I Small Cap
 Aggressive Growth Fund                 --    (1,104,118)           --    (1,104,118)    4,789,490    22,125,679    (26,401,769)
VALIC Co. I Small Cap Fund              --    (3,277,460)           --    (3,277,460)   25,742,971    53,006,575    (93,632,225)
VALIC Co. I Small Cap Index
 Fund                           10,854,892    (9,687,891)           --     1,167,001    78,835,894    55,921,291   (188,166,067)
VALIC Co. I Small Cap Special
 Values Fund                     2,057,855    (1,992,115)           --        65,740    15,770,860    16,341,316    (42,592,990)
VALIC Co. I Small Mid Growth
 Fund                                   --    (1,203,328)           --    (1,203,328)    7,412,354    27,361,029    (35,241,086)
VALIC Co. I Stock Index Fund    67,339,107   (38,883,131)           --    28,455,976   216,295,785   151,509,894   (390,410,486)
VALIC Co. I Value Fund           1,485,792      (934,054)           --       551,738     7,250,076            --    (11,797,452)
VALIC Co. II Aggressive
 Growth Lifestyle Fund           8,383,526    (5,105,938)    1,315,686     4,593,274    14,972,290    37,795,753    (65,614,192)
VALIC Co. II Capital
 Appreciation Fund                 130,988      (390,459)      101,171      (158,300)    3,972,526            --     (1,793,478)
VALIC Co. II Conservative
 Growth Lifestyle Fund           7,237,648    (3,232,436)      822,148     4,827,360     4,333,467    14,559,242    (30,505,695)
VALIC Co. II Core Bond Fund     16,142,480    (7,758,434)    1,998,806    10,382,852     1,890,603            --    (21,669,904)
VALIC Co. II High Yield Bond
 Fund                           16,557,431    (3,469,656)      884,435    13,972,210     8,970,044            --    (39,944,300)
VALIC Co. II International
 Opportunities Fund              7,370,676    (5,664,457)    1,461,572     3,167,791    22,003,132            --     18,360,482
VALIC Co. II Large Cap Value
 Fund                            2,507,491    (1,804,372)      463,299     1,166,418    11,552,631            --    (19,181,678)
VALIC Co. II Mid Cap Growth
 Fund                                   --    (1,300,629)      333,212      (967,417)    7,652,053    19,505,006    (28,658,393)
VALIC Co. II Mid Cap Value
 Fund                            1,758,921    (8,236,004)    2,156,022    (4,321,061)   43,670,463    84,703,647   (143,229,008)
VALIC Co. II Moderate Growth
 Lifestyle Fund                 14,632,312    (7,937,970)    2,031,923     8,726,265    15,916,403    46,004,251    (84,298,061)
VALIC Co. II Money Market II
 Fund                               15,865    (1,503,651)      392,962    (1,094,824)           (1)           --              1
VALIC Co. II Small Cap Growth
 Fund                                   --      (844,252)      219,459      (624,793)    2,551,231     9,489,334    (13,118,410)
VALIC Co. II Small Cap Value
 Fund                            2,930,214    (4,689,922)    1,222,315      (537,393)   50,361,086    64,706,200   (148,437,088)
VALIC Co. II Socially
 Responsible Fund                8,096,840    (7,071,149)    1,833,731     2,859,422    21,766,367            --    (22,178,422)
VALIC Co. II Strategic Bond
 Fund                           21,451,902    (5,834,553)    1,495,442    17,112,791    10,344,323     5,446,655    (48,177,390)
Vanguard LifeStrategy
 Conservative Growth Fund        1,805,443    (1,045,564)           --       759,879     2,275,524       833,106     (5,087,430)
Vanguard LifeStrategy Growth
 Fund                            4,401,309    (2,613,577)           --     1,787,732     7,896,883     4,651,085    (19,317,371)
Vanguard LifeStrategy
 Moderate Growth Fund            4,744,710    (2,797,553)           --     1,947,157     7,622,301     3,657,097    (17,332,441)
Vanguard Long-Term
 Investment-Grade Fund          13,057,629    (3,709,133)      758,098    10,106,594     3,306,216     4,683,747    (29,209,634)
Vanguard Long-Term Treasury
 Fund                            6,950,830    (3,031,373)      629,358     4,548,815     2,539,932     6,161,628    (19,530,896)
Vanguard Wellington Fund        46,048,453   (21,545,552)           --    24,502,901    46,661,295    62,926,768   (154,742,332)
Vanguard Windsor II Fund        38,215,220   (21,281,080)           --    16,934,140    76,541,969    86,651,691   (256,859,923)

                                 Increase
                               (decrease) in
                                net assets
                                 resulting
                                   from
Sub-accounts                    operations
------------                   -------------
VALIC Co. I Asset Allocation
 Fund                          $  (2,248,117)
VALIC Co. I Blue Chip Growth
 Fund                             53,592,032
VALIC Co. I Broad Cap Value
 Income Fund                        (880,560)
VALIC Co. I Capital
 Conservation Fund                (1,198,572)
VALIC Co. I Core Equity Fund      (6,814,449)
VALIC Co. I Dividend Value
 Fund                             (7,352,909)
VALIC Co. I Dynamic
 Allocation Fund                 (14,858,130)
VALIC Co. I Emerging
 Economies Fund                  (88,447,481)
VALIC Co. I Foreign Value Fund   (62,784,318)
VALIC Co. I Global Real
 Estate Fund                      (3,926,303)
VALIC Co. I Global Social
 Awareness Fund                   (3,005,530)
VALIC Co. I Global Strategy
 Fund                            (27,226,522)
VALIC Co. I Government
 Securities Fund                    (110,530)
VALIC Co. I Growth & Income
 Fund                             (1,141,892)
VALIC Co. I Growth Fund           20,364,273
VALIC Co. I Health Sciences
 Fund                             84,203,536
VALIC Co. I Inflation
 Protected Fund                  (17,395,747)
VALIC Co. I International
 Equities Index Fund             (19,875,582)
VALIC Co. I International
 Government Bond Fund             (6,973,099)
VALIC Co. I International
 Growth Fund                      (4,197,386)
VALIC Co. I Large Cap Core
 Fund                              3,649,962
VALIC Co. I Large Capital
 Growth Fund                      (3,356,037)
VALIC Co. I Mid Cap Index Fund  (100,620,720)
VALIC Co. I Mid Cap Strategic
 Growth Fund                      (8,216,737)
VALIC Co. I Money Market I
 Fund                             (3,040,074)
VALIC Co. I Nasdaq-100 Index
 Fund                             21,234,658
VALIC Co. I Science &
 Technology Fund                  62,732,584
VALIC Co. I Small Cap
 Aggressive Growth Fund             (590,718)
VALIC Co. I Small Cap Fund       (18,160,139)
VALIC Co. I Small Cap Index
 Fund                            (52,241,881)
VALIC Co. I Small Cap Special
 Values Fund                     (10,415,074)
VALIC Co. I Small Mid Growth
 Fund                             (1,671,031)
VALIC Co. I Stock Index Fund       5,851,169
VALIC Co. I Value Fund            (3,995,638)
VALIC Co. II Aggressive
 Growth Lifestyle Fund            (8,252,875)
VALIC Co. II Capital
 Appreciation Fund                 2,020,748
VALIC Co. II Conservative
 Growth Lifestyle Fund            (6,785,626)
VALIC Co. II Core Bond Fund       (9,396,449)
VALIC Co. II High Yield Bond
 Fund                            (17,002,046)
VALIC Co. II International
 Opportunities Fund               43,531,405
VALIC Co. II Large Cap Value
 Fund                             (6,462,629)
VALIC Co. II Mid Cap Growth
 Fund                             (2,468,751)
VALIC Co. II Mid Cap Value
 Fund                            (19,175,959)
VALIC Co. II Moderate Growth
 Lifestyle Fund                  (13,651,142)
VALIC Co. II Money Market II
 Fund                             (1,094,824)
VALIC Co. II Small Cap Growth
 Fund                             (1,702,638)
VALIC Co. II Small Cap Value
 Fund                            (33,907,195)
VALIC Co. II Socially
 Responsible Fund                  2,447,367
VALIC Co. II Strategic Bond
 Fund                            (15,273,621)
Vanguard LifeStrategy
 Conservative Growth Fund         (1,218,921)
Vanguard LifeStrategy Growth
 Fund                             (4,981,671)
Vanguard LifeStrategy
 Moderate Growth Fund             (4,105,886)
Vanguard Long-Term
 Investment-Grade Fund           (11,113,077)
Vanguard Long-Term Treasury
 Fund                             (6,280,521)
Vanguard Wellington Fund         (20,651,368)
Vanguard Windsor II Fund         (76,732,123)

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2015

                                                                   Net Asset    Value of
                                                                     Value   Shares at Fair Cost of Shares
Sub-accounts                                              Shares   Per Share     Value           Held      Level /(1)/
------------                                            ---------- --------- -------------- -------------- ----------
American Beacon Holland Large Cap Growth Fund I          2,631,406  $24.38    $ 64,153,683   $ 57,079,049      1
Ariel Appreciation Fund                                  8,310,157   45.08     374,621,879    340,589,005      1
Ariel Fund                                               7,054,924   59.43     419,274,106    293,075,592      1
AST Capital Appreciation Portfolio Class 3                  10,308   40.67         419,241        448,781      1
AST Government and Quality Bond Portfolio Class 3           21,551   14.93         321,685        323,998      1
Franklin Income Securities Fund                             33,117   14.20         470,259        478,504      1
Invesco Balanced-Risk Commodity Strategy Fund R5        39,373,388    6.24     245,689,941    368,924,360      1
Invesco VI Comstock Fund Series II                          15,151   17.51         265,303        278,742      1
Invesco VI Growth and Income Fund Series II                 15,042   19.57         294,368        334,680      1
Lord Abbett Growth and Income Portfolio Class VC               315   32.21          10,147         10,567      1
SAST Alliance Growth Portfolio Class 3                       1,773   40.01          70,932         71,937      1
SAST American Funds Asset Allocation Portfolio Class 3       6,880   13.05          89,751         97,893      1
SAST American Funds Global Growth Portfolio Class 3         12,486   13.29         165,932        176,517      1
SAST American Funds Growth Portfolio Class 3                13,291   14.43         191,834        197,118      1
SAST American Funds Growth-Income Portfolio Class 3          6,949   13.63          94,720         95,618      1
SAST Balanced Portfolio Class 3                              5,961   18.77         111,895        112,809      1
SAST Blue Chip Growth Portfolio Class 3                     10,584   10.27         108,678        110,878      1
SAST Capital Growth Portfolio Class 3                        9,543   13.25         126,402        128,515      1
SAST Cash Management Portfolio Class 3                       4,952   10.34          51,222         51,313      1
SAST Corporate Bond Portfolio Class 3                       26,624   12.73         339,016        354,633      1
SA Legg Mason BW Large Cap Value Class 3                     7,305   23.24         169,776        189,645      1
SAST Dogs of Wall Street Portfolio Class 3                  14,018   12.36         173,246        179,208      1
SAST Dynamic Allocation Portfolio Class 3                1,788,597   11.87      21,227,835     21,969,373      1
SAST Emerging Markets Portfolio Class 3                      9,143    6.04          55,196         61,098      1
SAST Equity Opportunities Portfolio Class 3                 24,843   18.66         463,457        464,120      1
SAST Foreign Value Portfolio Class 3                         7,397   14.62         108,148        117,913      1
SAST Global Bond Portfolio Class 3                          13,937   10.53         146,688        147,744      1
SAST Growth Opportunities Portfolio Class 3                  2,740    7.56          20,723         22,564      1
SAST Growth-Income Portfolio Class 3                         9,356   29.68         277,641        288,893      1
SAST High-Yield Bond Portfolio Class 3                      16,310    5.17          84,312         91,227      1
SAST International Diversified Equities Portfolio           11,102    9.07         100,711        106,831      1
SAST Marsico Focused Growth Portfolio Class 3                8,849   12.25         108,366        112,994      1
SAST MFS Massachusetts Investors Trust Portfolio            13,986   20.58         287,880        301,673      1
SAST MFS Total Return Portfolio Class 3                      3,001   18.72          56,180         56,403      1
SAST Mid-Cap Growth Portfolio Class 3                        3,303   16.36          54,015         60,796      1
SAST Protected Asset Allocation SAST Portfolio Class 3     417,676   12.22       5,105,812      5,118,014      1
SAST Real Estate Portfolio Class 3                             830   14.81          12,294         12,735      1
SAST Small & Mid Cap Value Portfolio Class 3                 4,851   15.82          76,754         88,199      1
SAST Small Company Value Portfolio Class 3                   3,731   21.10          78,711         86,026      1
SAST SunAmerica Dynamic Strategy Portfolio Class 3       1,579,481   11.90      18,800,015     19,374,729      1
SAST Technology Portfolio Class 3                            5,672    4.87          27,645         27,680      1
SAST Telecom Utility Portfolio Class 3                         122   12.96           1,580          1,499      1
SAST Total Return Bond Portfolio Class 3                    67,804    8.62         584,142        602,792      1
SAST VCP Total Return Balanced Portfolio                   356,955   10.42       3,718,548      3,792,013      1
SAST VCP Value Portfolio                                   386,517   11.42       4,413,176      4,502,219      1
SST Allocation Balanced Portfolio Class 3                    5,271   11.06          58,297         64,423      1
SST Allocation Growth Portfolio Class 3                     15,474   12.53         193,914        198,885      1
SST Allocation Moderate Growth Portfolio Class 3            40,508   11.96         484,576        548,320      1
SST Allocation Moderate Portfolio Class 3                    2,997   11.49          34,448         37,787      1
SST Real Return Portfolio Class 3                           14,196    9.28         131,683        137,189      1
SunAmerica 2020 High Watermark Fund                        904,011    8.86       8,009,536      8,561,807      1
T Rowe Price Retirement 2015 Fund                          145,603   13.64       1,986,020      2,092,255      1
T Rowe Price Retirement 2020 Fund                          341,852   19.56       6,686,624      7,107,470      1
T Rowe Price Retirement 2025 Fund                          330,032   14.88       4,910,881      5,199,658      1
T Rowe Price Retirement 2030 Fund                          227,866   21.65       4,933,291      5,288,375      1
T Rowe Price Retirement 2035 Fund                          203,997   15.73       3,208,880      3,439,911      1
T Rowe Price Retirement 2040 Fund                          157,659   22.41       3,533,149      3,772,203      1
T Rowe Price Retirement 2045 Fund                          127,934   15.08       1,929,251      2,048,764      1
T Rowe Price Retirement 2050 Fund                           83,881   12.64       1,060,251      1,138,415      1
T Rowe Price Retirement 2055 Fund                           42,382   12.64         535,706        568,696      1
T Rowe Price Retirement 2060 Fund                           45,428    9.65         438,378        441,142      1

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED
DECEMBER 31, 2015

                                                             Net Asset    Value of
                                                               Value   Shares at Fair Cost of Shares
Sub-accounts                                       Shares    Per Share     Value           Held      Level /(1)/
------------                                     ----------- --------- -------------- -------------- ----------
VALIC Co. I Asset Allocation Fund                 13,942,167  $11.82   $  164,796,419 $  153,929,948     1
VALIC Co. I Blue Chip Growth Fund                 31,966,003   18.60      594,567,664    313,263,242     1
VALIC Co. I Broad Cap Value Income Fund            3,049,168   15.05       45,889,980     38,475,789     1
VALIC Co. I Capital Conservation Fund             16,587,543    9.85      163,387,299    164,109,421     1
VALIC Co. I Core Equity Fund                      12,147,932   19.44      236,155,805    117,171,373     1
VALIC Co. I Dividend Value Fund                   40,708,861   12.86      523,515,957    458,328,069     1
VALIC Co. I Dynamic Allocation Fund               22,221,586   11.28      250,659,487    249,766,464     1
VALIC Co. I Emerging Economies Fund               79,780,814    6.29      501,821,319    610,899,867     1
VALIC Co. I Foreign Value Fund                    83,025,008    8.85      734,771,317    621,165,384     1
VALIC Co. I Global Real Estate Fund               43,252,140    8.41      363,750,494    354,019,661     1
VALIC Co. I Global Social Awareness Fund          16,822,639   20.92      351,929,610    245,508,451     1
VALIC Co. I Global Strategy Fund                  36,242,220   12.34      447,228,997    392,334,073     1
VALIC Co. I Government Securities Fund             9,486,066   10.80      102,449,517    102,673,771     1
VALIC Co. I Growth & Income Fund                   5,591,754   19.12      106,914,336     62,140,499     1
VALIC Co. I Growth Fund                           59,992,856   16.21      972,484,202    619,453,101     1
VALIC Co. I Health Sciences Fund                  35,758,993   25.40      908,278,425    555,083,310     1
VALIC Co. I Inflation Protected Fund              41,343,344   10.56      436,585,715    453,179,321     1
VALIC Co. I International Equities Index Fund    134,240,243    6.45      865,849,564    842,120,491     1
VALIC Co. I International Government Bond Fund    13,359,199   11.04      147,485,555    164,174,203     1
VALIC Co. I International Growth Fund             34,271,865   13.00      445,534,239    332,859,749     1
VALIC Co. I Large Cap Core Fund                   11,432,070   13.53      154,675,909    131,437,387     1
VALIC Co. I Large Capital Growth Fund             30,826,660   12.34      380,400,978    297,002,174     1
VALIC Co. I Mid Cap Index Fund                   107,628,504   26.37    2,838,163,642  1,832,508,333     1
VALIC Co. I Mid Cap Strategic Growth Fund         16,527,389   14.29      236,176,392    164,295,262     1
VALIC Co. I Money Market I Fund                  321,367,937    1.00      321,367,936    321,367,936     1
VALIC Co. I Nasdaq-100 Index Fund                 27,259,783   10.60      288,953,700    180,410,869     1
VALIC Co. I Science & Technology Fund             35,030,820   26.69      934,972,590    397,075,869     1
VALIC Co. I Small Cap Aggressive Growth Fund       8,648,662   13.34      115,373,145    112,123,451     1
VALIC Co. I Small Cap Fund                        23,332,640   12.98      302,857,664    188,567,582     1
VALIC Co. I Small Cap Index Fund                  47,005,816   19.51      917,083,475    567,275,455     1
VALIC Co. I Small Cap Special Values Fund         14,954,795   12.79      191,271,822    108,336,992     1
VALIC Co. I Small Mid Growth Fund                  9,554,342   12.60      120,384,704     93,348,090     1
VALIC Co. I Stock Index Fund                     107,711,055   35.88    3,864,672,652  2,400,398,772     1
VALIC Co. I Value Fund                             6,220,448   14.53       90,383,111     54,716,306     1
VALIC Co. II Aggressive Growth Lifestyle Fund     47,480,201   10.73      509,462,561    441,418,410     1
VALIC Co. II Capital Appreciation Fund             2,316,498   17.16       39,751,105     24,046,498     1
VALIC Co. II Conservative Growth Lifestyle Fund   26,630,986   11.86      315,843,499    322,886,003     1
VALIC Co. II Core Bond Fund                       85,613,443   10.88      931,474,257    937,967,351     1
VALIC Co. II High Yield Bond Fund                 50,277,224    7.12      357,973,834    378,152,618     1
VALIC Co. II International Opportunities Fund     38,318,543   15.58      597,002,902    431,390,220     1
VALIC Co. II Large Cap Value Fund                 10,139,128   17.29      175,305,531    103,552,093     1
VALIC Co. II Mid Cap Growth Fund                  14,951,349    8.67      129,628,199    122,239,547     1
VALIC Co. II Mid Cap Value Fund                   37,595,411   22.15      832,738,363    597,145,728     1
VALIC Co. II Moderate Growth Lifestyle Fund       56,296,446   14.11      794,342,847    727,496,291     1
VALIC Co. II Money Market II Fund                169,420,567    1.00      169,420,562    169,420,561     1
VALIC Co. II Small Cap Growth Fund                 5,450,230   15.02       81,862,462     80,588,721     1
VALIC Co. II Small Cap Value Fund                 30,793,122   13.84      426,176,811    371,985,893     1
VALIC Co. II Socially Responsible Fund            37,685,240   19.38      730,339,951    369,471,235     1
VALIC Co. II Strategic Bond Fund                  52,090,424   10.79      562,055,672    559,273,656     1
Vanguard LifeStrategy Conservative Growth Fund     4,648,524   17.84       82,929,678     80,533,524     1
Vanguard LifeStrategy Growth Fund                  7,539,421   27.26      205,524,623    155,045,950     1
Vanguard LifeStrategy Moderate Growth Fund         9,590,798   23.06      221,163,801    181,939,044     1
Vanguard Long-Term Investment-Grade Fund          23,623,329    9.90      233,870,957    249,941,871     1
Vanguard Long-Term Treasury Fund                  19,261,893   12.19      234,802,473    240,314,603     1
Vanguard Wellington Fund                          47,299,515   36.79    1,740,149,175  1,354,738,568     1
Vanguard Windsor II Fund                          49,465,321   33.50    1,657,088,241  1,143,173,010     1

(1) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                         Sub-accounts
                                 -------------------------------------------------------------------------------------------
                                  American                                                   AST                   Invesco
                                   Beacon                                                Government               Balanced-
                                   Holland                                  AST Capital  and Quality  Franklin      Risk
                                  Large Cap       Ariel                     Appreciation    Bond       Income     Commodity
                                   Growth      Appreciation                  Portfolio    Portfolio  Securities   Strategy
                                   Fund I          Fund        Ariel Fund     Class 3      Class 3      Fund       Fund R5
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                       $  (603,210) $      38,685  $  (1,381,598)   $ (1,974)   $    737    $ (2,160) $ (2,502,474)
   Net realized gain (loss)        4,149,707     49,979,679     38,333,656      (5,097)       (249)        (75)   (6,043,524)
   Capital gain distribution
    from mutual funds              6,662,809     37,427,270     57,058,040      33,153         704          --            --
   Change in net unrealized
    appreciation
    (depreciation) of
    investments                   (6,646,112)  (116,938,796)  (116,023,634)    (29,541)     (2,313)     (8,245)  (40,164,147)
                                 -----------  -------------  -------------    --------    --------    --------  ------------
     Increase (decrease) in
       net assets resulting
       from operations             3,563,194    (29,493,162)   (22,013,536)     (3,459)     (1,121)    (10,480)  (48,710,145)
                                 -----------  -------------  -------------    --------    --------    --------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received From
    Contract Owners                1,849,029     21,559,738     16,665,283     421,846     320,561     398,018    19,777,247
   Surrenders Of Accumulation
    Units By Terminations And
    Withdrawals,                  (6,091,872)   (35,475,950)   (39,649,691)       (699)     (1,385)     (3,625)  (23,825,383)
   Annuity Benefit Payments           (1,293)       (13,871)       (15,359)         --          --          --        (3,313)
   Transfers Between
    Subaccounts (including
    fixed account), Net           (2,360,742)   (51,149,676)   (18,446,960)      1,553       3,630      86,346    46,902,512
   Contract Maintenance Charge        (3,702)       (40,394)       (49,392)         --          --          --       (41,430)
   Adjustments to Net Assets
    Allocated to Contracts in
    Payout Period                         65        (17,454)         2,561          --          --          --           (63)
                                 -----------  -------------  -------------    --------    --------    --------  ------------
     Increase (decrease) in
       net assets resulting
       from principal
       transactions               (6,608,515)   (65,137,607)   (41,493,558)    422,700     322,806     480,739    42,809,570
                                 -----------  -------------  -------------    --------    --------    --------  ------------
Increase (decrease) in net
 assets                           (3,045,321)   (94,630,769)   (63,507,094)    419,241     321,685     470,259    (5,900,575)
Net assets at beginning of
 period                           67,190,756    469,227,308    482,737,843          --          --          --   251,572,844
                                 -----------  -------------  -------------    --------    --------    --------  ------------
Net assets at end of period      $64,145,435  $ 374,596,539  $ 419,230,749    $419,241    $321,685    $470,259  $245,672,269
                                 ===========  =============  =============    ========    ========    ========  ============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                       $  (643,411) $    (944,201) $  (1,647,829)   $     --    $     --    $     --  $ (2,468,960)
   Net realized gain (loss)        4,632,685     28,143,785     39,930,548          --          --          --    (4,570,933)
   Capital gain distribution
    from mutual funds              6,338,534     47,970,768     56,186,831          --          --          --            --
   Change in net unrealized
    appreciation
    (depreciation) of
    investments                   (6,298,280)   (44,016,385)   (50,272,170)         --          --          --   (39,879,947)
                                 -----------  -------------  -------------    --------    --------    --------  ------------
     Increase (decrease) in
       net assets resulting
       from operations             4,029,528     31,153,967     44,197,380          --          --          --   (46,919,840)
                                 -----------  -------------  -------------    --------    --------    --------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received From
    Contract Owners                2,623,965     29,566,537     16,570,205          --          --          --    20,797,353
   Surrenders Of Accumulation
    Units By Terminations And
    Withdrawals,                  (4,906,053)   (34,314,753)   (38,305,075)         --          --          --   (22,061,612)
   Annuity Benefit Payments           (1,252)       (13,731)       (14,659)         --          --          --        (4,655)
   Transfers Between
    Subaccounts (including
    fixed account), Net           (6,898,164)   (10,795,411)   (15,856,579)         --          --          --    56,997,137
   Contract Maintenance Charge        (3,951)       (42,960)       (51,963)         --          --          --       (41,467)
   Adjustments to Net Assets
    Allocated to Contracts in
    Payout Period                         52            432          2,422          --          --          --        (1,789)
                                 -----------  -------------  -------------    --------    --------    --------  ------------
     Increase (decrease) in
       net assets resulting
       from principal
       transactions               (9,185,403)   (15,599,886)   (37,655,649)         --          --          --    55,684,967
                                 -----------  -------------  -------------    --------    --------    --------  ------------
Increase (decrease) in net
 assets                           (5,155,875)    15,554,081      6,541,731          --          --          --     8,765,127
Net assets at beginning of
 period                           72,346,631    453,673,227    476,196,112          --          --          --   242,807,717
                                 -----------  -------------  -------------    --------    --------    --------  ------------
Net assets at end of period      $67,190,756  $ 469,227,308  $ 482,737,843    $     --    $     --    $     --  $251,572,844
                                 ===========  =============  =============    ========    ========    ========  ============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                        Sub-accounts
                                           ---------------------------------------------------------------------
                                                                 Lord
                                                                Abbett                SAST      SAST
                                                      Invesco   Growth              American  American    SAST
                                            Invesco  VI Growth    and      SAST      Funds      Funds   American
                                              VI        and     Income   Alliance    Asset     Global     Funds
                                           Comstock   Income   Portfolio  Growth   Allocation  Growth    Growth
                                             Fund      Fund      Class   Portfolio Portfolio  Portfolio Portfolio
                                           Series II Series II    VC      Class 3   Class 3    Class 3   Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $  1,930  $  4,145   $    91   $   (38)  $   463   $    (32) $    188
   Net realized gain (loss)                  (3,430)  (10,068)       (1)       --      (230)    (3,566)   (2,075)
   Capital gain distribution from
    mutual funds                                546    33,265       551        --     6,492     12,763     9,657
   Change in net unrealized
    appreciation (depreciation) of
    investments                             (13,439)  (40,311)     (419)   (1,005)   (8,143)   (10,585)   (5,283)
                                           --------  --------   -------   -------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from operations            (14,393)  (12,969)      222    (1,043)   (1,418)    (1,420)    2,487
                                           --------  --------   -------   -------   -------   --------  --------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                  275,593   302,974     9,978    71,855    87,058    165,781   189,013
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,            (1,169)   (1,354)       --        --        --       (519)     (352)
   Annuity Benefit Payments                      --        --        --        --        --         --        --
   Transfers Between Subaccounts
    (including fixed account), Net            5,272     5,717       (53)      120     4,111      2,090       686
   Contract Maintenance Charge                   --        --        --        --        --         --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --        --        --        --        --         --        --
                                           --------  --------   -------   -------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from principal
       transactions                         279,696   307,337     9,925    71,975    91,169    167,352   189,347
                                           --------  --------   -------   -------   -------   --------  --------
Increase (decrease) in net assets           265,303   294,368    10,147    70,932    89,751    165,932   191,834
Net assets at beginning of period                --        --        --        --        --         --        --
                                           --------  --------   -------   -------   -------   --------  --------
Net assets at end of period                $265,303  $294,368   $10,147   $70,932   $89,751   $165,932  $191,834
                                           ========  ========   =======   =======   =======   ========  ========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $     --  $     --   $    --   $    --   $    --   $     --  $     --
   Net realized gain (loss)                      --        --        --        --        --         --        --
   Capital gain distribution from
    mutual funds                                 --        --        --        --        --         --        --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  --        --        --        --        --         --        --
                                           --------  --------   -------   -------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from operations                 --        --        --        --        --         --        --
                                           --------  --------   -------   -------   -------   --------  --------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                       --        --        --        --        --         --        --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                --        --        --        --        --         --        --
   Annuity Benefit Payments                      --        --        --        --        --         --        --
   Transfers Between Subaccounts
    (including fixed account), Net               --        --        --        --        --         --        --
   Contract Maintenance Charge                   --        --        --        --        --         --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --        --        --        --        --         --        --
                                           --------  --------   -------   -------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from principal
       transactions                              --        --        --        --        --         --        --
                                           --------  --------   -------   -------   -------   --------  --------
Increase (decrease) in net assets                --        --        --        --        --         --        --
Net assets at beginning of period                --        --        --        --        --         --        --
                                           --------  --------   -------   -------   -------   --------  --------
Net assets at end of period                $     --  $     --   $    --   $    --   $    --   $     --  $     --
                                           ========  ========   =======   =======   =======   ========  ========

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                        Sub-accounts
                                           ---------------------------------------------------------------------
                                             SAST                                                        SA Legg
                                           American              SAST                                     Mason
                                             Funds               Blue      SAST                 SAST       BW
                                            Growth-    SAST      Chip     Capital  SAST Cash  Corporate   Large
                                            Income   Balanced   Growth    Growth   Management   Bond       Cap
                                           Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Value
                                            Class 3   Class 3   Class 3   Class 3   Class 3    Class 3   Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)             $   (77) $    (62) $   (389) $   (640)  $  (320)  $  7,977  $   (582)
   Net realized gain (loss)                  (1,081)       (3)     (440)     (559)       (1)      (883)   (2,153)
   Capital gain distribution from
    mutual funds                              2,245        --     1,187     3,578        --        835    18,313
   Change in net unrealized
    appreciation (depreciation) of
    investments                                (898)     (914)   (2,200)   (2,113)      (91)   (15,617)  (19,868)
                                            -------  --------  --------  --------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from operations                189      (979)   (1,842)      266      (412)    (7,688)   (4,290)
                                            -------  --------  --------  --------   -------   --------  --------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                   93,946   113,010    97,239   124,607    52,891    344,431   171,820
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,              (173)       --      (347)     (532)     (155)    (1,368)     (695)
   Annuity Benefit Payments                      --        --        --        --        --         --        --
   Transfers Between Subaccounts
    (including fixed account), Net              758      (136)   13,628     2,061    (1,102)     3,641     2,941
   Contract Maintenance Charge                   --        --        --        --        --         --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --        --        --        --        --         --        --
                                            -------  --------  --------  --------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from principal
       transactions                          94,531   112,874   110,520   126,136    51,634    346,704   174,066
                                            -------  --------  --------  --------   -------   --------  --------
Increase (decrease) in net assets            94,720   111,895   108,678   126,402    51,222    339,016   169,776
Net assets at beginning of period                --        --        --        --        --         --        --
                                            -------  --------  --------  --------   -------   --------  --------
Net assets at end of period                 $94,720  $111,895  $108,678  $126,402   $51,222   $339,016  $169,776
                                            =======  ========  ========  ========   =======   ========  ========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)             $    --  $     --  $     --  $     --   $    --   $     --  $     --
   Net realized gain (loss)                      --        --        --        --        --         --        --
   Capital gain distribution from
    mutual funds                                 --        --        --        --        --         --        --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  --        --        --        --        --         --        --
                                            -------  --------  --------  --------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from operations                 --        --        --        --        --         --        --
                                            -------  --------  --------  --------   -------   --------  --------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                       --        --        --        --        --         --        --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                --        --        --        --        --         --        --
   Annuity Benefit Payments                      --        --        --        --        --         --        --
   Transfers Between Subaccounts
    (including fixed account), Net               --        --        --        --        --         --        --
   Contract Maintenance Charge                   --        --        --        --        --         --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --        --        --        --        --         --        --
                                            -------  --------  --------  --------   -------   --------  --------
     Increase (decrease) in net assets
       resulting from principal
       transactions                              --        --        --        --        --         --        --
                                            -------  --------  --------  --------   -------   --------  --------
Increase (decrease) in net assets                --        --        --        --        --         --        --
Net assets at beginning of period                --        --        --        --        --         --        --
                                            -------  --------  --------  --------   -------   --------  --------
Net assets at end of period                 $    --  $     --  $     --  $     --   $    --   $     --  $     --
                                            =======  ========  ========  ========   =======   ========  ========

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                             Sub-accounts
                                           -------------------------------------------------------------------------------
                                             SAST
                                            Dogs of      SAST       SAST                    SAST      SAST        SAST
                                             Wall      Dynamic    Emerging   SAST Equity   Foreign   Global      Growth
                                            Street    Allocation   Markets  Opportunities   Value     Bond    Opportunities
                                           Portfolio  Portfolio   Portfolio   Portfolio   Portfolio Portfolio   Portfolio
                                            Class 3    Class 3     Class 3     Class 3     Class 3   Class 3     Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $  1,066  $    45,950   $   376    $   (261)   $    963  $   (714)    $   (72)
   Net realized gain (loss)                  (1,518)        (853)   (1,391)       (940)     (1,652)      120          (9)
   Capital gain distribution from
    mutual funds                              7,240       96,855        --      18,150          --       514       1,634
   Change in net unrealized
    appreciation (depreciation) of
    investments                              (5,962)    (741,531)   (5,903)       (663)     (9,765)   (1,055)     (1,842)
                                           --------  -----------   -------    --------    --------  --------     -------
     Increase (decrease) in net assets
       resulting from operations                826     (599,579)   (6,918)     16,286     (10,454)   (1,135)       (289)
                                           --------  -----------   -------    --------    --------  --------     -------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                  171,242   21,009,831    60,954     445,400     116,445   145,353      20,063
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,              (530)     (78,476)     (309)       (704)       (480)     (352)         --
   Annuity Benefit Payments                      --           --        --          --          --        --          --
   Transfers Between Subaccounts
    (including fixed account), Net            1,708      896,067     1,469       2,475       2,637     2,822         949
   Contract Maintenance Charge                   --           --        --          --          --        --          --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --           --        --          --          --        --          --
                                           --------  -----------   -------    --------    --------  --------     -------
     Increase (decrease) in net assets
       resulting from principal
       transactions                         172,420   21,827,422    62,114     447,171     118,602   147,823      21,012
                                           --------  -----------   -------    --------    --------  --------     -------
Increase (decrease) in net assets           173,246   21,227,843    55,196     463,457     108,148   146,688      20,723
Net assets at beginning of period                --           --        --          --          --        --          --
                                           --------  -----------   -------    --------    --------  --------     -------
Net assets at end of period                $173,246  $21,227,843   $55,196    $463,457    $108,148  $146,688     $20,723
                                           ========  ===========   =======    ========    ========  ========     =======
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $     --  $        --   $    --    $     --    $     --  $     --     $    --
   Net realized gain (loss)                      --           --        --          --          --        --          --
   Capital gain distribution from
    mutual funds                                 --           --        --          --          --        --          --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  --           --        --          --          --        --          --
                                           --------  -----------   -------    --------    --------  --------     -------
     Increase (decrease) in net assets
       resulting from operations                 --           --        --          --          --        --          --
                                           --------  -----------   -------    --------    --------  --------     -------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                       --           --        --          --          --        --          --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                --           --        --          --          --        --          --
   Annuity Benefit Payments                      --           --        --          --          --        --          --
   Transfers Between Subaccounts
    (including fixed account), Net               --           --        --          --          --        --          --
   Contract Maintenance Charge                   --           --        --          --          --        --          --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --           --        --          --          --        --          --
                                           --------  -----------   -------    --------    --------  --------     -------
     Increase (decrease) in net assets
       resulting from principal
       transactions                              --           --        --          --          --        --          --
                                           --------  -----------   -------    --------    --------  --------     -------
Increase (decrease) in net assets                --           --        --          --          --        --          --
Net assets at beginning of period                --           --        --          --          --        --          --
                                           --------  -----------   -------    --------    --------  --------     -------
Net assets at end of period                $     --  $        --   $    --    $     --    $     --  $     --     $    --
                                           ========  ===========   =======    ========    ========  ========     =======

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                           Sub-accounts
                                           ----------------------------------------------------------------------------
                                                       SAST                    SAST                    SAST      SAST
                                             SAST      High-       SAST       Marsico    SAST MFS       MFS      Mid-
                                            Growth-    Yield   International  Focused  Massachusetts   Total      Cap
                                            Income     Bond     Diversified   Growth     Investors    Return    Growth
                                           Portfolio Portfolio   Equities    Portfolio     Trust     Portfolio Portfolio
                                            Class 3   Class 3    Portfolio    Class 3    Portfolio    Class 3   Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $  1,694   $ 2,533    $    777    $   (555)   $   (250)    $   120   $  (366)
   Net realized gain (loss)                  (2,227)     (829)     (1,230)     (1,001)     (2,159)         (9)     (855)
   Capital gain distribution from
    mutual funds                              7,631        --          --       3,563       9,783          --     4,046
   Change in net unrealized
    appreciation (depreciation) of
    investments                             (11,252)   (6,916)     (6,120)     (4,629)    (13,792)       (223)   (6,780)
                                           --------   -------    --------    --------    --------     -------   -------
     Increase (decrease) in net assets
       resulting from operations             (4,154)   (5,212)     (6,573)     (2,622)     (6,418)       (112)   (3,955)
                                           --------   -------    --------    --------    --------     -------   -------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                  278,450    88,004     105,772     109,613     290,423      32,479    53,910
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,            (1,218)     (333)       (495)       (519)     (1,214)         --        --
   Annuity Benefit Payments                      --        --          --          --          --          --        --
   Transfers Between Subaccounts
    (including fixed account), Net            4,563     1,853       2,007       1,894       5,089      23,813     4,060
   Contract Maintenance Charge                   --        --          --          --          --          --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --        --          --          --          --          --        --
                                           --------   -------    --------    --------    --------     -------   -------
     Increase (decrease) in net assets
       resulting from principal
       transactions                         281,795    89,524     107,284     110,988     294,298      56,292    57,970
                                           --------   -------    --------    --------    --------     -------   -------
Increase (decrease) in net assets           277,641    84,312     100,711     108,366     287,880      56,180    54,015
Net assets at beginning of period                --        --          --          --          --          --        --
                                           --------   -------    --------    --------    --------     -------   -------
Net assets at end of period                $277,641   $84,312    $100,711    $108,366    $287,880     $56,180   $54,015
                                           ========   =======    ========    ========    ========     =======   =======
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $     --   $    --    $     --    $     --    $     --     $    --   $    --
   Net realized gain (loss)                      --        --          --          --          --          --        --
   Capital gain distribution from
    mutual funds                                 --        --          --          --          --          --        --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  --        --          --          --          --          --        --
                                           --------   -------    --------    --------    --------     -------   -------
     Increase (decrease) in net assets
       resulting from operations                 --        --          --          --          --          --        --
                                           --------   -------    --------    --------    --------     -------   -------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                       --        --          --          --          --          --        --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                --        --          --          --          --          --        --
   Annuity Benefit Payments                      --        --          --          --          --          --        --
   Transfers Between Subaccounts
    (including fixed account), Net               --        --          --          --          --          --        --
   Contract Maintenance Charge                   --        --          --          --          --          --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --        --          --          --          --          --        --
                                           --------   -------    --------    --------    --------     -------   -------
     Increase (decrease) in net assets
       resulting from principal
       transactions                              --        --          --          --          --          --        --
                                           --------   -------    --------    --------    --------     -------   -------
Increase (decrease) in net assets                --        --          --          --          --          --        --
Net assets at beginning of period                --        --          --          --          --          --        --
                                           --------   -------    --------    --------    --------     -------   -------
Net assets at end of period                $     --   $    --    $     --    $     --    $     --     $    --   $    --
                                           ========   =======    ========    ========    ========     =======   =======

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                          Sub-accounts
                                           --------------------------------------------------------------------------
                                              SAST
                                           Protected               SAST      SAST        SAST
                                             Asset       SAST     Small &    Small    SunAmerica               SAST
                                           Allocation    Real     Mid Cap   Company    Dynamic       SAST     Telecom
                                              SAST      Estate     Value     Value     Strategy   Technology  Utility
                                           Portfolio   Portfolio Portfolio Portfolio  Portfolio   Portfolio  Portfolio
                                            Class 3     Class 3   Class 3   Class 3    Class 3     Class 3    Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $  (19,195)  $    53  $   (239)  $  (364) $    18,110   $   (37)   $   (1)
   Net realized gain (loss)                    (2,229)       (9)   (2,219)     (968)        (918)     (452)       --
   Capital gain distribution from
    mutual funds                                   --       594     8,062     4,764       13,666        --        --
   Change in net unrealized
    appreciation (depreciation) of
    investments                               (12,201)     (441)  (11,446)   (7,315)    (574,705)      (35)       81
                                           ----------   -------  --------   -------  -----------   -------    ------
     Increase (decrease) in net assets
       resulting from operations              (33,625)      197    (5,842)   (3,883)    (543,847)     (524)       80
                                           ----------   -------  --------   -------  -----------   -------    ------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                  4,677,411    10,192    81,296    79,426   18,479,877    26,534     1,500
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,             (34,256)       --      (331)     (329)     (75,395)       --        --
   Annuity Benefit Payments                        --        --        --        --           --        --        --
   Transfers Between Subaccounts
    (including fixed account), Net            496,283     1,905     1,631     3,497      939,388     1,635        --
   Contract Maintenance Charge                     --        --        --        --           --        --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                  --        --        --        --           --        --        --
                                           ----------   -------  --------   -------  -----------   -------    ------
     Increase (decrease) in net assets
       resulting from principal
       transactions                         5,139,438    12,097    82,596    82,594   19,343,870    28,169     1,500
                                           ----------   -------  --------   -------  -----------   -------    ------
Increase (decrease) in net assets           5,105,813    12,294    76,754    78,711   18,800,023    27,645     1,580
Net assets at beginning of period                  --        --        --        --           --        --        --
                                           ----------   -------  --------   -------  -----------   -------    ------
Net assets at end of period                $5,105,813   $12,294  $ 76,754   $78,711  $18,800,023   $27,645    $1,580
                                           ==========   =======  ========   =======  ===========   =======    ======
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $       --   $    --  $     --   $    --  $        --   $    --    $   --
   Net realized gain (loss)                        --        --        --        --           --        --        --
   Capital gain distribution from
    mutual funds                                   --        --        --        --           --        --        --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                    --        --        --        --           --        --        --
                                           ----------   -------  --------   -------  -----------   -------    ------
     Increase (decrease) in net assets
       resulting from operations                   --        --        --        --           --        --        --
                                           ----------   -------  --------   -------  -----------   -------    ------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                         --        --        --        --           --        --        --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                  --        --        --        --           --        --        --
   Annuity Benefit Payments                        --        --        --        --           --        --        --
   Transfers Between Subaccounts
    (including fixed account), Net                 --        --        --        --           --        --        --
   Contract Maintenance Charge                     --        --        --        --           --        --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                  --        --        --        --           --        --        --
                                           ----------   -------  --------   -------  -----------   -------    ------
     Increase (decrease) in net assets
       resulting from principal
       transactions                                --        --        --        --           --        --        --
                                           ----------   -------  --------   -------  -----------   -------    ------
Increase (decrease) in net assets                  --        --        --        --           --        --        --
Net assets at beginning of period                  --        --        --        --           --        --        --
                                           ----------   -------  --------   -------  -----------   -------    ------
Net assets at end of period                $       --   $    --  $     --   $    --  $        --   $    --    $   --
                                           ==========   =======  ========   =======  ===========   =======    ======

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                           Sub-accounts
                                           ----------------------------------------------------------------------------
                                             SAST                                                     SST
                                             Total      SAST                    SST        SST     Allocation    SST
                                            Return    VCP Total     SAST     Allocation Allocation  Moderate  Allocation
                                             Bond      Return        VCP      Balanced    Growth     Growth    Moderate
                                           Portfolio  Balanced      Value    Portfolio  Portfolio  Portfolio  Portfolio
                                            Class 3   Portfolio   Portfolio   Class 3    Class 3    Class 3    Class 3
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $  1,709  $  (13,385) $  (11,907)  $   429    $  2,025   $  3,554   $   295
   Net realized gain (loss)                    (332)       (397)     (2,747)      (11)        (27)      (181)       (7)
   Capital gain distribution from
    mutual funds                             11,406         502          --     4,006          --     38,967     2,395
   Change in net unrealized
    appreciation (depreciation) of
    investments                             (18,649)    (73,464)    (89,042)   (6,127)     (4,972)   (63,745)   (3,337)
                                           --------  ----------  ----------   -------    --------   --------   -------
     Increase (decrease) in net assets
       resulting from operations             (5,866)    (86,744)   (103,696)   (1,703)     (2,974)   (21,405)     (654)
                                           --------  ----------  ----------   -------    --------   --------   -------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                  585,948   3,600,696   4,327,036    60,000     184,367    490,571        --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,            (1,905)    (22,479)    (42,178)       --          --         --        --
   Annuity Benefit Payments                      --          --          --        --          --         --        --
   Transfers Between Subaccounts
    (including fixed account), Net            5,965     227,076     232,015        --      12,521     15,410    35,102
   Contract Maintenance Charge                   --          --          --        --          --         --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --          --          --        --          --         --        --
                                           --------  ----------  ----------   -------    --------   --------   -------
     Increase (decrease) in net assets
       resulting from principal
       transactions                         590,008   3,805,293   4,516,873    60,000     196,888    505,981    35,102
                                           --------  ----------  ----------   -------    --------   --------   -------
Increase (decrease) in net assets           584,142   3,718,549   4,413,177    58,297     193,914    484,576    34,448
Net assets at beginning of period                --          --          --        --          --         --        --
                                           --------  ----------  ----------   -------    --------   --------   -------
Net assets at end of period                $584,142  $3,718,549  $4,413,177   $58,297    $193,914   $484,576   $34,448
                                           ========  ==========  ==========   =======    ========   ========   =======
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $     --  $       --  $       --   $    --    $     --   $     --   $    --
   Net realized gain (loss)                      --          --          --        --          --         --        --
   Capital gain distribution from
    mutual funds                                 --          --          --        --          --         --        --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  --          --          --        --          --         --        --
                                           --------  ----------  ----------   -------    --------   --------   -------
     Increase (decrease) in net assets
       resulting from operations                 --          --          --        --          --         --        --
                                           --------  ----------  ----------   -------    --------   --------   -------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                       --          --          --        --          --         --        --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                --          --          --        --          --         --        --
   Annuity Benefit Payments                      --          --          --        --          --         --        --
   Transfers Between Subaccounts
    (including fixed account), Net               --          --          --        --          --         --        --
   Contract Maintenance Charge                   --          --          --        --          --         --        --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --          --          --        --          --         --        --
                                           --------  ----------  ----------   -------    --------   --------   -------
     Increase (decrease) in net assets
       resulting from principal
       transactions                              --          --          --        --          --         --        --
                                           --------  ----------  ----------   -------    --------   --------   -------
Increase (decrease) in net assets                --          --          --        --          --         --        --
Net assets at beginning of period                --          --          --        --          --         --        --
                                           --------  ----------  ----------   -------    --------   --------   -------
Net assets at end of period                $     --  $       --  $       --   $    --    $     --   $     --   $    --
                                           ========  ==========  ==========   =======    ========   ========   =======

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                              Sub-accounts
                                           ---------------------------------------------------------------------------------
                                              SST
                                             Real     SunAmerica    T Rowe      T Rowe      T Rowe      T Rowe      T Rowe
                                            Return    2020 High     Price       Price       Price       Price       Price
                                           Portfolio  Watermark   Retirement  Retirement  Retirement  Retirement  Retirement
                                            Class 3      Fund     2015 Fund   2020 Fund   2025 Fund   2030 Fund   2035 Fund
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $  3,779  $   124,709  $   19,448  $   76,126  $   49,680  $   44,842  $   24,462
   Net realized gain (loss)                     (99)     138,628     (30,489)     (7,079)     (4,514)      3,536       2,461
   Capital gain distribution from
    mutual funds                                 --           --      54,061     186,157     136,339     172,123     117,889
   Change in net unrealized
    appreciation (depreciation) of
    investments                              (5,505)    (240,016)   (106,236)   (420,847)   (288,777)   (355,085)   (231,031)
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
     Increase (decrease) in net assets
       resulting from operations             (1,825)      23,321     (63,216)   (165,643)   (107,272)   (134,584)    (86,219)
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                  132,857        2,948   3,737,350   4,124,160   3,159,991   3,258,604   1,919,330
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,              (413)    (968,210)   (766,419)    (98,786)    (10,409)     19,760      10,791
   Annuity Benefit Payments                      --           --          --          --          --          --          --
   Transfers Between Subaccounts
    (including fixed account), Net            1,064     (813,001)   (921,671)  2,826,997   1,868,779   1,789,689   1,365,120
   Contract Maintenance Charge                   --       (2,494)        (51)       (204)       (381)       (360)       (304)
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --           --          --          --          --          --          --
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
     Increase (decrease) in net assets
       resulting from principal
       transactions                         133,508   (1,780,757)  2,049,209   6,852,167   5,017,980   5,067,693   3,294,937
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets           131,683   (1,757,436)  1,985,993   6,686,524   4,910,708   4,933,109   3,208,718
Net assets at beginning of period                --    9,768,311          --          --          --          --          --
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of period                $131,683  $ 8,010,875  $1,985,993  $6,686,524  $4,910,708  $4,933,109  $3,208,718
                                           ========  ===========  ==========  ==========  ==========  ==========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $     --  $   150,353  $       --  $       --  $       --  $       --  $       --
   Net realized gain (loss)                      --       97,930          --          --          --          --          --
   Capital gain distribution from
    mutual funds                                 --           --          --          --          --          --          --
   Change in net unrealized
    appreciation (depreciation) of
    investments                                  --       72,336          --          --          --          --          --
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
     Increase (decrease) in net assets
       resulting from operations                 --      320,619          --          --          --          --          --
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                       --       38,348          --          --          --          --          --
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                --   (1,170,802)         --          --          --          --          --
   Annuity Benefit Payments                      --           --          --          --          --          --          --
   Transfers Between Subaccounts
    (including fixed account), Net               --     (999,733)         --          --          --          --          --
   Contract Maintenance Charge                   --       (2,784)         --          --          --          --          --
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                --           --          --          --          --          --          --
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
     Increase (decrease) in net assets
       resulting from principal
       transactions                              --   (2,134,971)         --          --          --          --          --
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets                --   (1,814,352)         --          --          --          --          --
Net assets at beginning of period                --   11,582,663          --          --          --          --          --
                                           --------  -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of period                $     --  $ 9,768,311  $       --  $       --  $       --  $       --  $       --
                                           ========  ===========  ==========  ==========  ==========  ==========  ==========

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                               Sub-accounts
                                           ------------------------------------------------------------------------------------
                                             T Rowe      T Rowe      T Rowe      T Rowe     T Rowe    VALIC Co. I
                                             Price       Price       Price       Price      Price        Asset      VALIC Co. I
                                           Retirement  Retirement  Retirement  Retirement Retirement  Allocation     Blue Chip
                                           2040 Fund   2045 Fund   2050 Fund   2055 Fund  2060 Fund      Fund       Growth Fund
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)            $   27,226  $   12,358  $    6,845   $  3,206   $  2,654  $  1,911,798  $ (5,567,851)
   Net realized gain (loss)                     3,223     (15,091)    (13,284)      (624)   (22,310)    3,811,329    25,697,399
   Capital gain distribution from
    mutual funds                              150,713      72,455      38,702     16,820      2,693    10,527,957    51,262,709
   Change in net unrealized
    appreciation (depreciation) of
    investments                              (239,055)   (119,514)    (78,164)   (32,991)    (2,765)  (18,499,201)  (17,800,225)
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
     Increase (decrease) in net assets
       resulting from operations              (57,893)    (49,792)    (45,901)   (13,589)   (19,728)   (2,248,117)   53,592,032
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                  2,428,361   1,513,570   1,034,249    287,705    148,291    12,664,069    43,184,451
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,             (52,775)      5,791     (84,768)    (4,568)    (9,260)  (13,534,004)  (51,339,869)
   Annuity Benefit Payments                        --          --          --         --         --       (18,510)       (3,195)
   Transfers Between Subaccounts
    (including fixed account), Net          1,215,661     459,787     156,713    266,174    319,102    (7,440,970)    6,527,744
   Contract Maintenance Charge                   (188)       (275)       (192)       (47)       (51)      (24,324)      (71,344)
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                  --          --          --         --         --        (2,979)         (848)
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
     Increase (decrease) in net assets
       resulting from principal
       transactions                         3,591,059   1,978,873   1,106,002    549,264    458,082    (8,356,718)   (1,703,061)
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
Increase (decrease) in net assets           3,533,166   1,929,081   1,060,101    535,675    438,354   (10,604,835)   51,888,971
Net assets at beginning of period                  --          --          --         --         --   175,375,943   542,588,507
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
Net assets at end of period                $3,533,166  $1,929,081  $1,060,101   $535,675   $438,354  $164,771,108  $594,477,478
                                           ==========  ==========  ==========   ========   ========  ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)            $       --  $       --  $       --   $     --   $     --  $  1,323,137  $ (4,315,351)
   Net realized gain (loss)                        --          --          --         --         --     5,198,284    36,192,240
   Capital gain distribution from
    mutual funds                                   --          --          --         --         --     9,448,196    20,404,464
   Change in net unrealized
    appreciation (depreciation) of
    investments                                    --          --          --         --         --    (8,573,422)   (9,881,934)
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
     Increase (decrease) in net assets
       resulting from operations                   --          --          --         --         --     7,396,195    42,399,419
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract
    Owners                                         --          --          --         --         --    13,435,775    38,789,107
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                  --          --          --         --         --   (13,596,871)  (48,307,994)
   Annuity Benefit Payments                        --          --          --         --         --       (18,798)       (2,974)
   Transfers Between Subaccounts
    (including fixed account), Net                 --          --          --         --         --    (5,043,075)  (21,176,685)
   Contract Maintenance Charge                     --          --          --         --         --       (23,611)      (69,544)
   Adjustments to Net Assets Allocated
    to Contracts in Payout Period                  --          --          --         --         --         7,452        (1,064)
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
     Increase (decrease) in net assets
       resulting from principal
       transactions                                --          --          --         --         --    (5,239,128)  (30,769,154)
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
Increase (decrease) in net assets                  --          --          --         --         --     2,157,067    11,630,265
Net assets at beginning of period                  --          --          --         --         --   173,218,876   530,958,242
                                           ----------  ----------  ----------   --------   --------  ------------  ------------
Net assets at end of period                $       --  $       --  $       --   $     --   $     --  $175,375,943  $542,588,507
                                           ==========  ==========  ==========   ========   ========  ============  ============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                       Sub-accounts
                            --------------------------------------------------------------------------------------------------
                             VALIC Co.
                            I Broad Cap  VALIC Co. I                                 VALIC Co. I   VALIC Co. I
                               Value       Capital      VALIC Co. I   VALIC Co. I      Dynamic      Emerging      VALIC Co. I
                              Income     Conservation   Core Equity    Dividend      Allocation     Economies    Foreign Value
                               Fund          Fund          Fund       Value Fund        Fund          Fund           Fund
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                  $   352,843  $  1,800,718  $     (2,013) $   7,086,759  $ (2,749,394) $   7,461,826  $  14,880,491
   Net realized gain
    (loss)                    3,990,173     1,231,223    17,333,667     55,452,192     2,291,321     11,623,317     27,609,717
   Capital gain
    distribution from
    mutual funds              1,544,379            --            --     39,041,697            --             --             --
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (6,767,955)   (4,230,513)  (24,146,103)  (108,933,557)  (14,400,057)  (107,532,624)  (105,274,526)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
     Increase (decrease)
       in net assets
       resulting from
       operations              (880,560)   (1,198,572)   (6,814,449)    (7,352,909)  (14,858,130)   (88,447,481)   (62,784,318)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      3,833,138     8,807,549     4,769,016     40,988,481    12,473,896     41,474,957     44,534,325
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (5,182,890)  (20,035,885)  (20,530,639)   (50,182,690)  (15,312,354)   (49,841,476)   (81,307,771)
   Annuity Benefit
    Payments                         --        (5,235)      (15,887)        (5,767)           --         (2,158)        (6,695)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            (1,439,865)   (1,316,606)  (11,797,043)  (100,440,874)   (1,786,966)     1,617,775     (8,659,950)
   Contract Maintenance
    Charge                       (3,875)      (16,964)      (50,229)       (73,260)      (10,318)       (92,517)      (112,015)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                           --      (199,621)        6,746         (3,822)           --         (8,051)        (1,541)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          (2,793,492)  (12,766,762)  (27,618,036)  (109,717,932)   (4,635,742)    (6,851,470)   (45,553,647)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
Increase (decrease) in
 net assets                  (3,674,052)  (13,965,334)  (34,432,485)  (117,070,841)  (19,493,872)   (95,298,951)  (108,337,965)
Net assets at beginning
 of period                   49,557,967   177,337,132   270,572,131    640,478,092   270,147,907    597,079,271    843,021,507
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
Net assets at end of
 period                     $45,883,915  $163,371,798  $236,139,646  $ 523,407,251  $250,654,035  $ 501,780,320  $ 734,683,542
                            ===========  ============  ============  =============  ============  =============  =============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                  $    99,143  $  3,269,474  $    553,620  $   5,066,651  $  1,125,814  $   3,086,463  $   9,391,687
   Net realized gain
    (loss)                    2,885,119     1,936,943    15,276,963     25,185,820     1,367,116      6,995,109     24,228,626
   Capital gain
    distribution from
    mutual funds                     --     2,356,651            --             --     4,428,904             --             --
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments                (127,012)      586,360    10,703,355     16,177,301     1,426,244    (48,702,291)  (151,697,082)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
     Increase (decrease)
       in net assets
       resulting from
       operations             2,857,250     8,149,428    26,533,938     46,429,772     8,348,078    (38,620,719)  (118,076,769)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      3,222,954     8,848,823     5,340,201     52,086,388    54,129,944     40,968,445     50,590,864
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (3,700,581)  (18,755,682)  (20,674,357)   (45,548,393)    4,444,239    (50,755,748)   (85,412,319)
   Annuity Benefit
    Payments                         --        (5,316)      (15,961)        (6,164)           --         (2,856)        (7,680)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net             5,426,171    13,001,995    (9,241,963)    41,621,137     7,527,994     56,858,899     24,461,261
   Contract Maintenance
    Charge                       (3,880)      (18,406)      (54,000)       (71,364)       (8,970)       (95,152)      (117,126)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                           --       (26,686)         (979)       (10,390)           --         (9,114)        (2,433)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions           4,944,664     3,044,728   (24,647,059)    48,071,214    66,093,207     46,964,474    (10,487,433)
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
Increase (decrease) in
 net assets                   7,801,914    11,194,156     1,886,879     94,500,986    74,441,285      8,343,755   (128,564,202)
Net assets at beginning
 of period                   41,756,053   166,142,976   268,685,252    545,977,106   195,706,622    588,735,516    971,585,709
                            -----------  ------------  ------------  -------------  ------------  -------------  -------------
Net assets at end of
 period                     $49,557,967  $177,337,132  $270,572,131  $ 640,478,092  $270,147,907  $ 597,079,271  $ 843,021,507
                            ===========  ============  ============  =============  ============  =============  =============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                       Sub-accounts
                            -------------------------------------------------------------------------------------------------
                                           VALIC Co. I   VALIC Co. I   VALIC Co. I                                VALIC Co. I
                             VALIC Co. I  Global Social    Global      Government    VALIC Co. I                    Health
                             Global Real    Awareness     Strategy     Securities     Growth &     VALIC Co. I     Sciences
                             Estate Fund      Fund          Fund          Fund       Income Fund   Growth Fund       Fund
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                  $  6,473,934  $  4,568,176  $  8,848,809  $  1,466,326  $       (231) $  (3,473,739) $ (8,555,937)
   Net realized gain
    (loss)                    15,485,855    27,412,862    12,983,423       146,970     6,053,796     63,683,389    23,457,831
   Capital gain
    distribution from
    mutual funds              10,493,453            --    15,821,652            --            --    110,663,368   105,211,129
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (36,379,545)  (34,986,568)  (64,880,406)   (1,723,826)   (7,195,457)  (150,508,745)  (35,909,487)
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations             (3,926,303)   (3,005,530)  (27,226,522)     (110,530)   (1,141,892)    20,364,273    84,203,536
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      33,584,919    16,571,033    23,348,823     5,212,284     5,033,917     35,844,166    68,590,813
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (34,861,124)  (32,971,938)  (47,972,053)  (11,419,053)   (8,776,612)   (79,577,209)  (64,850,958)
   Annuity Benefit
    Payments                        (511)      (12,981)      (14,648)       (5,899)       (3,730)       (21,893)      (23,555)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            (38,300,133)  (33,463,163)   (7,558,436)   (8,851,814)     (801,812)    19,172,602    78,994,457
   Contract Maintenance
    Charge                       (53,623)      (45,274)      (45,820)      (13,678)      (15,979)      (140,869)      (63,609)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                            43        (6,792)      (10,690)       (1,134)        6,617        (10,698)       11,792
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          (39,630,429)  (49,929,115)  (32,252,824)  (15,079,294)   (4,557,599)   (24,733,901)   82,658,940
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in
 net assets                  (43,556,732)  (52,934,645)  (59,479,346)  (15,189,824)   (5,699,491)    (4,369,628)  166,862,476
Net assets at beginning
 of period                   407,259,854   404,834,510   506,653,578   117,630,636   112,600,339    976,737,260   741,351,192
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Net assets at end of
 period                     $363,703,122  $351,899,865  $447,174,232  $102,440,812  $106,900,848  $ 972,367,632  $908,213,668
                            ============  ============  ============  ============  ============  =============  ============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                  $ 13,227,489  $  1,939,109  $ 12,380,118  $  1,776,147  $   (247,733) $  (1,299,152) $ (5,965,007)
   Net realized gain
    (loss)                    13,869,801    22,545,731    16,964,331      (190,246)    5,218,507     65,683,369    22,742,245
   Capital gain
    distribution from
    mutual funds              20,198,545            --            --       487,222            --             --    19,399,034
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (11,459,586)    3,114,524   (24,159,475)    3,635,728     8,091,245     26,266,489   129,200,176
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations             35,836,249    27,599,364     5,184,974     5,708,851    13,062,019     90,650,706   165,376,448
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      31,742,734    17,247,262    26,114,383     5,600,185     4,431,972     41,412,963    47,208,952
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (30,188,941)  (33,031,518)  (48,756,237)  (13,571,064)   (8,732,084)   (74,733,173)  (47,019,978)
   Annuity Benefit
    Payments                        (423)      (12,965)      (17,904)       (5,995)       (3,627)       (21,654)      (17,974)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net             63,057,137    (9,658,133)  (12,105,914)   (9,350,488)    2,798,183    (13,910,847)   42,718,213
   Contract Maintenance
    Charge                       (50,481)      (48,048)      (48,418)      (14,765)      (16,379)      (151,467)      (51,205)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                          (101)       (7,258)        6,238        (1,209)       (1,010)        (1,019)        9,665
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions           64,559,925   (25,510,660)  (34,807,852)  (17,343,336)   (1,522,945)   (47,405,197)   42,847,673
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in
 net assets                  100,396,174     2,088,704   (29,622,878)  (11,634,485)   11,539,074     43,245,509   208,224,121
Net assets at beginning
 of period                   306,863,680   402,745,806   536,276,456   129,265,121   101,061,265    933,491,751   533,127,071
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Net assets at end of
 period                     $407,259,854  $404,834,510  $506,653,578  $117,630,636  $112,600,339  $ 976,737,260  $741,351,192
                            ============  ============  ============  ============  ============  =============  ============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                        Sub-accounts
                            ----------------------------------------------------------------------------------------------------
                             VALIC Co. I   VALIC Co. I     VALIC Co. I
                              Inflation   International   International  VALIC Co. I   VALIC Co. I   VALIC Co. I    VALIC Co. I
                              Protected   Equities Index   Government   International   Large Cap   Large Capital  Mid Cap Index
                                Fund           Fund         Bond Fund    Growth Fund    Core Fund    Growth Fund       Fund
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                  $  4,231,903  $   22,936,002  $  2,620,003  $  2,925,554  $    188,260  $ (1,596,615) $    2,048,174
   Net realized gain
    (loss)                     7,682,766      47,612,545    (4,181,697)   29,125,585    10,498,403    15,030,674     157,514,199
   Capital gain
    distribution from
    mutual funds                 847,131              --       445,297     3,322,272    24,579,298    71,093,272     173,202,309
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (30,157,547)    (90,424,129)   (5,856,702)  (39,570,797)  (31,615,999)  (87,883,368)   (433,385,402)
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       operations            (17,395,747)    (19,875,582)   (6,973,099)   (4,197,386)    3,649,962    (3,356,037)   (100,620,720)
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      25,667,770      61,420,889     7,973,342    21,834,904    10,772,659    11,121,421     143,820,745
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (45,059,849)    (80,821,100)  (15,018,311)  (46,229,162)  (14,289,608)  (31,257,423)   (269,012,840)
   Annuity Benefit
    Payments                      (1,263)        (16,012)       (2,625)      (25,963)       (5,025)      (11,451)       (117,351)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net             25,986,698      26,460,530    (9,577,984)  (33,786,505)  (13,997,859)  (10,371,806)    (68,717,446)
   Contract Maintenance
    Charge                       (46,246)        (91,029)      (18,110)      (50,031)      (28,405)      (77,688)       (228,575)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                        (7,505)          2,638        (3,674)       (8,137)        1,824         3,233         (24,843)
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions            6,539,605       6,955,916   (16,647,362)  (58,264,894)  (17,546,414)  (30,593,714)   (194,280,310)
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
Increase (decrease) in
 net assets                  (10,856,142)    (12,919,666)  (23,620,461)  (62,462,280)  (13,896,452)  (33,949,751)   (294,901,030)
Net assets at beginning
 of period                   447,353,246     878,599,042   171,075,868   507,941,781   168,547,289   414,316,983   3,132,716,853
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
Net assets at end of
 period                     $436,497,104  $  865,679,376  $147,455,407  $445,479,501  $154,650,837  $380,367,232  $2,837,815,823
                            ============  ==============  ============  ============  ============  ============  ==============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                  $  3,833,639  $   15,282,251  $  1,506,667  $  4,984,318  $    (58,107) $ (1,933,892) $    4,553,893
   Net realized gain
    (loss)                     4,281,070      49,094,019      (448,514)   34,047,688    13,963,230    17,976,609     138,510,540
   Capital gain
    distribution from
    mutual funds               2,126,937              --     2,056,407            --    11,413,428    29,819,603     126,699,380
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments               (2,410,873)   (126,162,854)   (2,397,520)  (63,133,800)   (5,726,807)   (5,990,003)    (21,211,261)
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       operations              7,830,773     (61,786,584)      717,040   (24,101,794)   19,591,744    39,872,317     248,552,552
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      28,601,926      78,715,176    11,385,879    25,129,270    11,616,667    11,680,898     146,632,762
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (43,369,639)    (88,531,159)  (15,297,991)  (47,541,839)  (15,620,061)  (32,800,337)   (263,196,555)
   Annuity Benefit
    Payments                      (1,357)        (17,009)       (3,135)      (27,297)       (4,349)      (11,026)       (114,172)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net             44,181,990     (79,826,331)   (1,802,340)  (32,301,498)  (17,590,832)  (10,730,143)    (76,156,963)
   Contract Maintenance
    Charge                       (47,891)        (93,261)      (19,958)      (54,505)      (27,546)      (83,130)       (235,156)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                        (8,229)         (7,252)         (167)       (4,543)        1,676         2,377         (20,740)
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions           29,356,800     (89,759,836)   (5,737,712)  (54,800,412)  (21,624,445)  (31,941,361)   (193,090,824)
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
Increase (decrease) in
 net assets                   37,187,573    (151,546,420)   (5,020,672)  (78,902,206)   (2,032,701)    7,930,956      55,461,728
Net assets at beginning
 of period                   410,165,673   1,030,145,462   176,096,540   586,843,987   170,579,990   406,386,027   3,077,255,125
                            ------------  --------------  ------------  ------------  ------------  ------------  --------------
Net assets at end of
 period                     $447,353,246  $  878,599,042  $171,075,868  $507,941,781  $168,547,289  $414,316,983  $3,132,716,853
                            ============  ==============  ============  ============  ============  ============  ==============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                        Sub-accounts
                            ---------------------------------------------------------------------------------------------------
                             VALIC Co. I                                VALIC Co. I   VALIC Co. I
                               Mid Cap     VALIC Co. I    VALIC Co. I    Science &     Small Cap    VALIC Co. I    VALIC Co. I
                              Strategic       Money       Nasdaq-100    Technology    Aggressive     Small Cap      Small Cap
                             Growth Fund  Market I Fund   Index Fund       Fund       Growth Fund      Fund        Index Fund
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                  $ (2,475,582) $  (3,040,074) $   (197,556) $ (8,899,897) $ (1,104,118) $ (3,277,460) $    1,167,001
   Net realized gain
    (loss)                    21,459,298             --    12,966,838    61,454,342     4,789,490    25,742,971      78,835,894
   Capital gain
    distribution from
    mutual funds              38,376,225             --     2,969,410    95,878,690    22,125,679    53,006,575      55,921,291
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (65,576,678)            --     5,495,966   (85,700,551)  (26,401,769)  (93,632,225)   (188,166,067)
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       operations             (8,216,737)    (3,040,074)   21,234,658    62,732,584      (590,718)  (18,160,139)    (52,241,881)
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners       8,334,686    119,721,075    24,645,113    26,339,856     8,050,703     6,871,566      51,591,599
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (22,516,890)   (31,480,583)  (21,826,623)  (72,428,256)   (9,171,750)  (29,675,261)    (87,119,570)
   Annuity Benefit
    Payments                      (2,724)          (513)       (2,425)      (45,081)         (581)      (24,651)        (49,031)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            (16,473,332)   (95,395,157)    8,765,668   (23,710,180)   10,903,865   (15,822,078)    (46,293,003)
   Contract Maintenance
    Charge                       (46,350)      (121,199)      (25,354)     (167,094)      (11,035)      (45,897)       (122,377)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                        (1,244)          (547)           (6)      (14,521)          (34)       (5,972)        (11,399)
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          (30,705,854)    (7,276,924)   11,556,373   (70,025,276)    9,771,168   (38,702,293)    (82,003,781)
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
Increase (decrease) in
 net assets                  (38,922,591)   (10,316,998)   32,791,031    (7,292,692)    9,180,450   (56,862,432)   (134,245,662)
Net assets at beginning
 of period                   275,076,835    331,649,424   256,140,583   942,200,179   106,181,397   359,694,876   1,051,213,032
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
Net assets at end of
 period                     $236,154,244  $ 321,332,426  $288,931,614  $934,907,487  $115,361,847  $302,832,444  $  916,967,370
                            ============  =============  ============  ============  ============  ============  ==============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                  $ (1,275,733) $  (3,248,419) $   (506,747) $ (7,488,512) $ (1,008,075) $ (2,308,174) $    3,124,713
   Net realized gain
    (loss)                    26,243,196             --     8,840,645    52,579,289    13,339,502    27,706,186      59,638,364
   Capital gain
    distribution from
    mutual funds               3,451,843             --     1,039,171            --     9,751,876    16,938,654      24,084,102
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (22,584,657)            --    26,589,549    69,032,959   (13,770,831)  (32,407,076)    (49,143,736)
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       operations              5,834,649     (3,248,419)   35,962,618   114,123,736     8,312,472     9,929,590      37,703,443
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      10,506,647    174,034,904    17,501,339    24,162,443     6,612,554     8,550,230      59,522,341
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (24,053,688)   (15,553,410)  (16,100,051)  (64,696,696)   (8,675,155)  (29,946,848)    (85,172,440)
   Annuity Benefit
    Payments                      (3,335)        (1,215)       (3,044)      (42,183)         (915)      (24,833)        (43,158)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            (15,312,436)  (176,657,377)   16,177,920   (16,072,275)  (10,695,509)  (16,496,561)    (48,077,068)
   Contract Maintenance
    Charge                       (50,468)      (127,838)      (21,997)     (176,471)      (10,907)      (49,621)       (120,086)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                          (861)        (3,099)         (972)       (5,343)          (40)        2,435          10,743
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          (28,914,141)   (18,308,035)   17,553,195   (56,830,525)  (12,769,972)  (37,965,198)    (73,879,668)
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
Increase (decrease) in
 net assets                  (23,079,492)   (21,556,454)   53,515,813    57,293,211    (4,457,500)  (28,035,608)    (36,176,225)
Net assets at beginning
 of period                   298,156,327    353,205,878   202,624,770   884,906,968   110,638,897   387,730,484   1,087,389,257
                            ------------  -------------  ------------  ------------  ------------  ------------  --------------
Net assets at end of
 period                     $275,076,835  $ 331,649,424  $256,140,583  $942,200,179  $106,181,397  $359,694,876  $1,051,213,032
                            ============  =============  ============  ============  ============  ============  ==============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                       Sub-accounts
                            -------------------------------------------------------------------------------------------------
                                                                                                                  VALIC Co.
                                                                                        VALIC Co.                     II
                             VALIC Co. I                                              II Aggressive  VALIC Co.   Conservative
                              Small Cap    VALIC Co. I    VALIC Co. I                    Growth      II Capital     Growth
                               Special      Small Mid     Stock Index    VALIC Co. I    Lifestyle   Appreciation  Lifestyle
                             Values Fund   Growth Fund       Fund        Value Fund       Fund          Fund         Fund
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                  $     65,740  $ (1,203,328) $   28,455,976  $    551,738  $  4,593,274  $  (158,300) $  4,827,360
   Net realized gain
    (loss)                    15,770,860     7,412,354     216,295,785     7,250,076    14,972,290    3,972,526     4,333,467
   Capital gain
    distribution from
    mutual funds              16,341,316    27,361,029     151,509,894            --    37,795,753           --    14,559,242
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (42,592,990)  (35,241,086)   (390,410,486)  (11,797,452)  (65,614,192)  (1,793,478)  (30,505,695)
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations            (10,415,074)   (1,671,031)      5,851,169    (3,995,638)   (8,252,875)   2,020,748    (6,785,626)
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners       7,452,232     4,524,435     165,738,250     4,216,795    69,898,469    2,160,991    47,980,764
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (20,463,126)  (10,599,025)   (354,634,834)  (10,253,966)  (40,000,391)  (4,298,672)  (36,303,587)
   Annuity Benefit
    Payments                     (11,582)         (644)       (482,865)         (316)       (5,290)          --            --
   Transfers Between
    Subaccounts
    (including fixed
    account), Net             (7,518,440)    7,386,017    (168,522,204)   (3,698,326)  (27,330,542)  (2,283,121)  (14,001,805)
   Contract Maintenance
    Charge                       (21,731)      (13,225)       (397,279)       (9,178)      (70,633)      (3,249)      (37,354)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                         1,987          (267)       (457,178)           28           449           --       (29,311)
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          (20,560,660)    1,297,291    (358,756,110)   (9,744,963)    2,492,062   (4,424,051)   (2,391,293)
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
Increase (decrease) in
 net assets                  (30,975,734)     (373,740)   (352,904,941)  (13,740,601)   (5,760,813)  (2,403,303)   (9,176,919)
Net assets at beginning
 of period                   222,234,302   120,734,464   4,217,167,533   104,102,132   515,139,973   42,147,910   324,988,114
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
Net assets at end of
 period                     $191,258,568  $120,360,724  $3,864,262,592  $ 90,361,531  $509,379,160  $39,744,607  $315,811,195
                            ============  ============  ==============  ============  ============  ===========  ============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                  $   (509,015) $ (1,131,066) $   26,411,497  $    685,459  $    975,199  $  (115,669) $  3,625,973
   Net realized gain
    (loss)                    17,363,689    15,032,862     176,640,765     9,358,318     7,666,832    3,914,663     6,202,694
   Capital gain
    distribution from
    mutual funds                      --     4,198,024      92,056,806            --     4,164,561           --     7,896,826
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments               (3,910,808)   (6,529,628)    183,225,428       458,938     4,206,949     (663,590)   (9,459,411)
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations             12,943,866    11,570,192     478,334,496    10,502,715    17,013,541    3,135,404     8,266,082
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners       9,170,570     4,865,665     176,554,063     5,917,629    77,920,740    2,548,708    65,899,242
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (18,575,424)  (10,223,663)   (354,912,812)  (10,577,544)  (27,849,938)  (4,480,076)  (29,941,342)
   Annuity Benefit
    Payments                     (11,697)         (607)       (546,962)         (289)       (5,410)          --            --
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            (13,645,868)  (12,570,575)   (126,178,791)   (8,919,523)   (8,565,489)    (656,440)   (2,179,039)
   Contract Maintenance
    Charge                       (23,310)      (14,002)       (416,371)       (9,455)      (64,047)      (3,444)      (35,685)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                            32          (279)       (418,484)           57           107           --       (33,547)
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          (23,085,697)  (17,943,461)   (305,919,357)  (13,589,125)   41,435,963   (2,591,252)   33,709,629
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
Increase (decrease) in
 net assets                  (10,141,831)   (6,373,269)    172,415,139    (3,086,410)   58,449,504      544,152    41,975,711
Net assets at beginning
 of period                   232,376,133   127,107,733   4,044,752,394   107,188,542   456,690,469   41,603,758   283,012,403
                            ------------  ------------  --------------  ------------  ------------  -----------  ------------
Net assets at end of
 period                     $222,234,302  $120,734,464  $4,217,167,533  $104,102,132  $515,139,973  $42,147,910  $324,988,114
                            ============  ============  ==============  ============  ============  ===========  ============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                       Sub-accounts
                            -------------------------------------------------------------------------------------------------
                                                          VALIC Co.                                                VALIC Co.
                                                             II                                                   II Moderate
                             VALIC Co.      VALIC Co.   International  VALIC Co.      VALIC Co.    VALIC Co. II     Growth
                            II Core Bond  II High Yield Opportunities II Large Cap   II Mid Cap      Mid Cap       Lifestyle
                                Fund        Bond Fund       Fund       Value Fund    Growth Fund    Value Fund       Fund
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                  $ 10,382,852  $ 13,972,210  $  3,167,791  $  1,166,418  $   (967,417) $  (4,321,061) $  8,726,265
   Net realized gain
    (loss)                     1,890,603     8,970,044    22,003,132    11,552,631     7,652,053     43,670,463    15,916,403
   Capital gain
    distribution from
    mutual funds                      --            --            --            --    19,505,006     84,703,647    46,004,251
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments              (21,669,904)  (39,944,300)   18,360,482   (19,181,678)  (28,658,393)  (143,229,008)  (84,298,061)
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations             (9,396,449)  (17,002,046)   43,531,405    (6,462,629)   (2,468,751)   (19,175,959)  (13,651,142)
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      59,191,012    23,287,020    38,850,144    11,187,236    11,262,335     46,152,740   125,639,523
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (84,502,239)  (38,123,243)  (55,087,152)  (19,501,968)  (11,341,309)   (85,888,360)  (68,843,389)
   Annuity Benefit
    Payments                      (1,363)       (1,034)       (6,642)           --          (836)       (12,646)       (1,937)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            251,992,503    51,464,629    23,501,897    (4,305,377)      984,701     25,237,206   (45,670,252)
   Contract Maintenance
    Charge                       (40,556)      (36,757)      (70,497)      (33,824)      (27,709)       (77,965)     (108,405)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                           405            41           884          (299)         (625)         1,614            96
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          226,639,762    36,590,656     7,188,634   (12,654,232)      876,557    (14,587,411)   11,015,636
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in
 net assets                  217,243,313    19,588,610    50,720,039   (19,116,861)   (1,592,194)   (33,763,370)   (2,635,506)
Net assets at beginning
 of period                   714,083,549   338,332,083   546,227,759   194,385,587   131,202,478    866,424,764   796,885,588
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Net assets at end of
 period                     $931,326,862  $357,920,693  $596,947,798  $175,268,726  $129,610,284  $ 832,661,394  $794,250,082
                            ============  ============  ============  ============  ============  =============  ============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                  $  8,108,248  $ 13,480,044  $  3,030,851  $    777,922  $   (893,346) $  (3,436,399) $  4,090,551
   Net realized gain
    (loss)                    11,540,787     6,805,521    25,435,667    11,031,383    10,575,574     42,852,675     5,696,847
   Capital gain
    distribution from
    mutual funds               5,076,667            --            --            --    11,470,466     51,288,177    18,510,975
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments                7,641,574   (13,695,582)  (61,968,062)    6,232,249   (19,052,788)   (41,124,021)   (2,772,870)
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations             32,367,276     6,589,983   (33,501,544)   18,041,554     2,099,906     49,580,432    25,525,503
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      57,784,160    26,872,921    41,470,192    11,551,752    12,191,819     45,098,334   156,571,439
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (69,755,610)  (32,955,836)  (50,426,358)  (18,146,502)  (10,825,070)   (80,028,532)  (55,702,817)
   Annuity Benefit
    Payments                      (1,398)         (946)       (6,594)           --            --        (12,781)       (1,903)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net             20,563,037    24,642,207    17,307,607    (8,325,195)   (9,595,600)    (7,968,362)  (16,750,335)
   Contract Maintenance
    Charge                       (41,322)      (38,418)      (71,956)      (35,707)      (28,104)       (79,959)     (100,347)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                           393            17           151        (1,608)         (489)         1,136            57
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions            8,549,260    18,519,945     8,273,042   (14,957,260)   (8,257,444)   (42,990,164)   84,016,094
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Increase (decrease) in
 net assets                   40,916,536    25,109,928   (25,228,502)    3,084,294    (6,157,538)     6,590,268   109,541,597
Net assets at beginning
 of period                   673,167,013   313,222,155   571,456,261   191,301,293   137,360,016    859,834,496   687,343,991
                            ------------  ------------  ------------  ------------  ------------  -------------  ------------
Net assets at end of
 period                     $714,083,549  $338,332,083  $546,227,759  $194,385,587  $131,202,478  $ 866,424,764  $796,885,588
                            ============  ============  ============  ============  ============  =============  ============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                      Sub-accounts
                            ------------------------------------------------------------------------------------------------
                                                                                                     Vanguard
                              VALIC Co.                                  VALIC Co.                 LifeStrategy
                              II Money     VALIC Co.     VALIC Co. II   II Socially   VALIC Co.    Conservative   Vanguard
                              Market II   II Small Cap    Small Cap     Responsible  II Strategic     Growth    LifeStrategy
                                Fund      Growth Fund     Value Fund       Fund       Bond Fund        Fund     Growth Fund
FOR THE YEAR ENDED
 DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income
    (loss)                  $ (1,094,824) $   (624,793) $    (537,393) $  2,859,422  $ 17,112,791  $   759,879  $  1,787,732
   Net realized gain
    (loss)                            (1)    2,551,231     50,361,086    21,766,367    10,344,323    2,275,524     7,896,883
   Capital gain
    distribution from
    mutual funds                      --     9,489,334     64,706,200            --     5,446,655      833,106     4,651,085
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments                        1   (13,118,410)  (148,437,088)  (22,178,422)  (48,177,390)  (5,087,430)  (19,317,371)
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations             (1,094,824)   (1,702,638)   (33,907,195)    2,447,367   (15,273,621)  (1,218,921)   (4,981,671)
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      41,814,612     4,884,444     30,343,966    47,144,304    43,272,920   10,537,782    20,417,261
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (18,807,685)   (8,072,695)   (47,265,795)  (71,595,590)  (63,843,100)  (9,779,573)  (17,599,223)
   Annuity Benefit
    Payments                      (2,887)           --         (8,395)       (4,609)       (7,242)        (508)         (731)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            (11,172,191)   (5,431,493)   (54,452,607)   36,271,280    (9,679,068)  (1,107,495)   (6,418,347)
   Contract Maintenance
    Charge                       (20,089)       (9,019)       (64,389)      (60,558)      (52,930)     (11,008)      (27,849)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                           526          (774)        (1,998)         (206)       (6,827)         504        (2,951)
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions           11,812,286    (8,629,537)   (71,449,218)   11,754,621   (30,316,247)    (360,298)   (3,631,840)
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
Increase (decrease) in
 net assets                   10,717,462   (10,332,175)  (105,356,413)   14,201,988   (45,589,868)  (1,579,219)   (8,613,511)
Net assets at beginning
 of period                   158,687,914    92,186,389    531,491,117   716,042,859   607,548,162   84,501,450   214,115,498
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
Net assets at end of
 period                     $169,405,376  $ 81,854,214  $ 426,134,704  $730,244,847  $561,958,294  $82,922,231  $205,501,987
                            ============  ============  =============  ============  ============  ===========  ============
FOR THE YEAR ENDED
 DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income
    (loss)                  $ (1,203,573) $   (679,196) $   1,087,314  $  4,050,623  $ 17,737,052  $   757,970  $  1,880,828
   Net realized gain
    (loss)                            (1)    7,546,365     17,119,773    38,450,246     8,180,756    2,866,581     3,342,935
   Capital gain
    distribution from
    mutual funds                      --     7,612,315     50,030,373            --     5,828,300    2,051,249     1,373,325
   Change in net
    unrealized
    appreciation
    (depreciation) of
    investments                        1   (15,816,685)   (44,005,635)   48,243,514   (13,077,173)  (1,170,998)    5,321,192
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       operations             (1,203,573)   (1,337,201)    24,231,825    90,744,383    18,668,935    4,504,802    11,918,280
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
   Payments Received
    From Contract Owners      65,267,241     6,309,670     34,986,883    38,993,584    47,154,839   10,374,642    20,423,702
   Surrenders Of
    Accumulation Units
    By Terminations And
    Withdrawals,             (17,967,390)   (8,241,065)   (44,677,029)  (64,175,472)  (54,096,295)  (9,654,447)  (16,803,297)
   Annuity Benefit
    Payments                      (3,038)           --         (8,564)       (4,085)       (7,434)        (517)         (717)
   Transfers Between
    Subaccounts
    (including fixed
    account), Net            (69,068,592)   (8,089,041)     8,941,834     9,817,800     6,039,860     (542,400)   (4,124,804)
   Contract Maintenance
    Charge                       (23,432)       (9,830)       (65,043)      (58,228)      (54,508)     (10,751)      (27,567)
   Adjustments to Net
    Assets Allocated to
    Contracts in Payout
    Period                           517          (826)        (2,506)         (800)       (7,673)         338        (3,136)
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
     Increase (decrease)
       in net assets
       resulting from
       principal
       transactions          (21,794,694)  (10,031,092)      (824,425)  (15,427,201)     (971,211)     166,865      (535,819)
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
Increase (decrease) in
 net assets                  (22,998,267)  (11,368,293)    23,407,400    75,317,182    17,697,724    4,671,667    11,382,461
Net assets at beginning
 of period                   181,686,181   103,554,682    508,083,717   640,725,677   589,850,438   79,829,783   202,733,037
                            ------------  ------------  -------------  ------------  ------------  -----------  ------------
Net assets at end of
 period                     $158,687,914  $ 92,186,389  $ 531,491,117  $716,042,859  $607,548,162  $84,501,450  $214,115,498
                            ============  ============  =============  ============  ============  ===========  ============

                            See accompanying notes

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2015 AND 2014

                                                                                   Sub-accounts
                                                     ------------------------------------------------------------------------
                                                       Vanguard      Vanguard      Vanguard
                                                     LifeStrategy    Long-Term     Long-Term      Vanguard        Vanguard
                                                       Moderate     Investment-    Treasury      Wellington      Windsor II
                                                     Growth Fund    Grade Fund       Fund           Fund            Fund
FOR THE YEAR ENDED DECEMBER 31, 2015
FROM OPERATIONS:
   Net investment income (loss)                      $  1,947,157  $ 10,106,594  $  4,548,815  $   24,502,901  $   16,934,140
   Net realized gain (loss)                             7,622,301     3,306,216     2,539,932      46,661,295      76,541,969
   Capital gain distribution from mutual funds          3,657,097     4,683,747     6,161,628      62,926,768      86,651,691
   Change in net unrealized appreciation
    (depreciation) of investments                     (17,332,441)  (29,209,634)  (19,530,896)   (154,742,332)   (256,859,923)
                                                     ------------  ------------  ------------  --------------  --------------
     Increase (decrease) in net assets resulting
       from operations                                 (4,105,886)  (11,113,077)   (6,280,521)    (20,651,368)    (76,732,123)
                                                     ------------  ------------  ------------  --------------  --------------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract Owners              29,329,528    20,307,896    11,718,766     116,335,367      76,880,092
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                     (23,173,264)  (27,561,980)  (24,104,459)   (174,239,150)   (165,707,268)
   Annuity Benefit Payments                                  (587)       (2,948)       (4,800)       (330,554)        (42,806)
   Transfers Between Subaccounts (including fixed
    account), Net                                      (5,490,545)  (77,289,211)  (11,277,702)    (10,922,388)    (23,048,689)
   Contract Maintenance Charge                            (32,203)      (22,182)      (33,567)       (182,382)       (191,037)
   Adjustments to Net Assets Allocated to
    Contracts in Payout Period                                 35       (29,422)        3,182        (325,033)         (4,702)
                                                     ------------  ------------  ------------  --------------  --------------
     Increase (decrease) in net assets resulting
       from principal transactions                        632,964   (84,597,847)  (23,698,580)    (69,664,140)   (112,114,410)
                                                     ------------  ------------  ------------  --------------  --------------
Increase (decrease) in net assets                      (3,472,922)  (95,710,924)  (29,979,101)    (90,315,508)   (188,846,533)
Net assets at beginning of period                     224,613,412   329,543,706   264,756,446   1,830,151,862   1,845,782,701
                                                     ------------  ------------  ------------  --------------  --------------
Net assets at end of period                          $221,140,490  $233,832,782  $234,777,345  $1,739,836,354  $1,656,936,168
                                                     ============  ============  ============  ==============  ==============
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
   Net investment income (loss)                      $  1,948,544  $  9,389,144  $  5,281,353  $   23,742,710  $   18,570,486
   Net realized gain (loss)                             6,410,171     3,388,734       178,525      36,738,079      60,434,684
   Capital gain distribution from mutual funds          1,450,223     4,554,181     3,858,679      67,238,277     119,070,081
   Change in net unrealized appreciation
    (depreciation) of investments                       2,482,995    23,538,005    43,574,067      18,992,489     (32,096,293)
                                                     ------------  ------------  ------------  --------------  --------------
     Increase (decrease) in net assets resulting
       from operations                                 12,291,933    40,870,064    52,892,624     146,711,555     165,978,958
                                                     ------------  ------------  ------------  --------------  --------------
FROM CAPITAL TRANSACTIONS
   Payments Received From Contract Owners              24,911,450    17,848,517     9,866,609     117,107,049      79,231,778
   Surrenders Of Accumulation Units By
    Terminations And Withdrawals,                     (23,638,801)  (23,714,006)  (24,159,576)   (163,825,934)   (151,340,634)
   Annuity Benefit Payments                                  (585)       (4,897)       (4,123)       (321,528)        (42,449)
   Transfers Between Subaccounts (including fixed
    account), Net                                      (2,543,487)   65,645,029    (5,270,983)    (15,450,292)     15,471,753
   Contract Maintenance Charge                            (31,350)      (23,330)      (35,701)       (187,491)       (199,207)
   Adjustments to Net Assets Allocated to
    Contracts in Payout Period                                 31         1,143       (11,335)       (402,776)        (15,883)
                                                     ------------  ------------  ------------  --------------  --------------
     Increase (decrease) in net assets resulting
       from principal transactions                     (1,302,742)   59,752,456   (19,615,109)    (63,080,972)    (56,894,642)
                                                     ------------  ------------  ------------  --------------  --------------
Increase (decrease) in net assets                      10,989,191   100,622,520    33,277,515      83,630,583     109,084,316
Net assets at beginning of period                     213,624,221   228,921,186   231,478,931   1,746,521,279   1,736,698,385
                                                     ------------  ------------  ------------  --------------  --------------
Net assets at end of period                          $224,613,412  $329,543,706  $264,756,446  $1,830,151,862  $1,845,782,701
                                                     ============  ============  ============  ==============  ==============

                            See accompanying notes

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   The Variable Annuity Life Insurance Company Separate Account A (the
   "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

   The Separate Account includes the following variable annuity products:
   Portfolio Director, Group Unit Purchase, Group Fixed and Variable Annuity (GTS-VA), IMPACT, Independence Plus, Potentia, Equity Director, Portfolio Director Group Unallocated VA, Polaris Choice Elite, and Polaris Platinum Elite.

   The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is AIG Capital Services, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

   VALIC serves as the investment adviser to the VALIC Company I and II series. VALIC Retirement Services Company, a direct, wholly-owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to the VALIC Company I and II series. SunAmerica Asset Management LLC ("SAAMCO"), an affiliate of VALIC, serves as investment sub-adviser to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

   The Separate Account is comprised of 117 Sub-accounts. Each Sub-account, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

VALIC COMPANY I FUNDS

Capital Conservation Fund              Blue Chip Growth Fund
Money Market I Fund                    Health Sciences Fund
Mid Cap Index Fund                     Value Fund
Asset Allocation Fund                  Broad Cap Value Income Fund
Government Securities Fund             Large Cap Core Fund
Stock Index Fund                       Inflation Protected Fund
International Equities Index Fund      Growth Fund
Global Social Awareness Fund           Large Capital Growth Fund
International Government Bond Fund     Mid Cap Strategic Growth Fund
Small Cap Index Fund                   Small Cap Special Values Fund
Core Equity Fund                       Small Mid Growth Fund
Growth & Income Fund                   Small Cap Aggressive Growth Fund
Science & Technology Fund              Emerging Economies Fund
Small Cap Fund                         Global Strategy Fund
International Growth Fund              Foreign Value Fund
Dividend Value Fund                    Global Real Estate Fund
Nasdaq-100(R) Index Fund               Dynamic Allocation Fund

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION (CONTINUED)

VALIC COMPANY II FUNDS

International Opportunities Fund       Money Market II Fund
Small Cap Growth Fund                  Aggressive Growth Lifestyle Fund
Small Cap Value Fund                   Moderate Growth Lifestyle Fund
Mid Cap Growth Fund                    Conservative Growth Lifestyle Fund
Mid Cap Value Fund                     Core Bond Fund
Capital Appreciation Fund              Strategic Bond Fund
Large Cap Value Fund                   High Yield Bond Fund
Socially Responsible Fund

SUNAMERICA SERIES TRUST FUNDS

SAST Alliance Growth Portfolio Class 3 SAST Growth-Income Portfolio Class 3
SAST American Funds Asset Allocation   SAST High-Yield Bond Portfolio Class 3
Portfolio Class 3                      SAST International Diversified
SAST American Funds Global Growth      Equities Portfolio
Portfolio Class                        SAST Marsico Focused Growth Portfolio
SAST American Funds Growth Portfolio   Class 3
Class 3                                SAST MFS Massachusetts Investors
SAST American Funds Growth-Income      Trust Portfolio C
Portfolio Class                        SAST MFS Total Return Portfolio
SAST Balanced Portfolio Class 3        Class 3
SAST Blue Chip Growth Portfolio        SAST Mid-Cap Growth Portfolio Class 3
Class 3                                SAST Protected Asset Allocation SAST
SAST Capital Growth Portfolio Class 3  Portfolio Cla
SAST Cash Management Portfolio Class 3 SAST Real Estate Portfolio Class 3 SAST Corporate Bond Portfolio Class 3 SAST Small & Mid Cap Value Portfolio
SA Legg Mason BW Large Cap Value       Class 3
Portfolio Class 3                      SAST Small Company Value Portfolio
SAST Dogs of Wall Street Portfolio     Class 3
Class 3                                SAST SunAmerica Dynamic Strategy
SAST Dynamic Allocation Portfolio      Portfolio Class 3
Class 3                                SAST Technology Portfolio Class 3
SAST Emerging Markets Portfolio        SAST Telecom Utility Portfolio Class 3
Class 3                                SAST Total Return Bond Portfolio
SAST Equity Opportunities Portfolio    Class 3
Class 3                                SAST VCP Total Return Balanced
SAST Foreign Value Portfolio Class 3   Portfolio
SAST Global Bond Portfolio Class 3     SAST VCP Value Portfolio
SAST Growth Opportunities Portfolio
Class 3

SEASONS SERIES TRUST FUNDS

SST Allocation Balanced Portfolio
Class 3
SST Allocation Growth Portfolio
Class 3
SST Allocation Moderate Growth
Portfolio Class 3
SST Allocation Moderate Portfolio
Class 3
SST Real Return Portfolio Class 3

ANCHOR SERIES TRUST FUNDS

AST Capital Appreciation Portfolio
Class 3
AST Government and Quality Bond
Portfolio Class 3

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OTHER FUNDS

American Beacon Holland Large Cap      T Rowe Price Retirement 2040 Fund
Growth Fund I                          T Rowe Price Retirement 2045 Fund
Ariel Appreciation Fund                T Rowe Price Retirement 2050 Fund
Ariel Fund                             T Rowe Price Retirement 2055 Fund
Franklin Income Securities Fund        T Rowe Price Retirement 2060 Fund
Invesco Balanced-Risk Commodity        Vanguard LifeStrategy Conservative
Strategy Fund R5                       Growth Fund
Invesco VI Comstock Fund Series II     Vanguard LifeStrategy Growth Fund
Invesco VI Growth and Income Fund      Vanguard LifeStrategy Moderate Growth
Series II                              Fund
Lord Abbett Growth and Income          Vanguard Long-Term Investment-Grade
Portfolio Class VC                     Fund
SunAmerica 2020 High Watermark Fund    Vanguard Long-Term Treasury Fund
T Rowe Price Retirement 2015 Fund      Vanguard Wellington Fund
T Rowe Price Retirement 2020 Fund      Vanguard Windsor II Fund
T Rowe Price Retirement 2025 Fund
T Rowe Price Retirement 2030 Fund
T Rowe Price Retirement 2035 Fund

   The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

   In addition to the 117 Sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the product prospectus for the available Funds and fixed account.

   Net premiums from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statements of Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

   USE OF ESTIMATES: The preparation of financial statements in conformity with
   ----------------
   accounting principals general accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   INVESTMENT VALUATION: Investments in the Funds are valued at the net asset
   --------------------
   value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

   INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME: Purchases and sales
   -----------------------------------------------------
   of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

   RESERVES FOR ANNUITY CONTRACTS ON BENEFIT: Participants are able to elect
   -----------------------------------------
   assumed interest rates between 3.0% and 6.0% in determining annuity payments. Reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. VALIC received a net mortality transfer from the Separate Account of $(1,155,898) and $(966,169) for the years ended December 31, 2015 and 2014, respectively. These amounts are included in the Adjustments to Net Assets Allocated to Contracts in Payout Period in the Statements of Changes in Net Assets.

   ACCUMULATION UNITS: Accumulation units are the basic valuation unit of a
   ------------------
   deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

   FEDERAL INCOME TAXES: VALIC qualifies for federal income tax treatment
   --------------------
   granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

3. FAIR VALUE MEASUREMENTS

   Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

   Level 1-- Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

   Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

   Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

   The Separate Account assets measured at fair value as of December 31, 2015 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2015, and respective hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2015, is presented.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS

   Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

   MORTALITY AND EXPENSE RISK CHARGE: Deductions for mortality and expense
   ---------------------------------
   risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to VALIC. The mortality and expense risk charges for each product is shown in the table below. The charges range from 0.00% to 2.10% based on the average daily net asset value of each sub-account. The exact rate depends on the particular product issued and the sub-account selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be. These charges are included on the mortality and expense risk charge line of the Statements of Operations.

 PRODUCTS                               RISK CHARGES
 -------------------------------------  -------------------------------------
 Group Fixed and Variable Annuity       0.85% on the first $10 million
 (GTS-VA)                               0.425% on the next $90 million
                                        0.21% on the excess over $100 million

 Group Unit Purchase (GUP)              1.00%

 Portfolio Director                     0.15% - 1.25%
 Impact
 Independence Plus

 Portfolio Director Group Unallocated   0.00%
 VA

 Potentia                               0.95% - 1.45%

 Polaris Choice Elite                   1.30% - 1.90%
 Polaris Platinum Elite

 Equity Director                        1.60% - 2.10%

   Mortality and expense risk charges of the Separate Account's Group Unit Purchase and GTS-VA products (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

 PRODUCTS                               EXPENSE LIMITATIONS
 -------------------------------------  -------------------------------------
 Group Unit Purchase (GUP)              1.4157% on the first $359,065,787
                                        1.36% on the next $40,934,213
                                        1.32% on the excess over $400 million

 GTS-VA                                 0.6966% on the first $25,434,267
                                        0.50% on the first $74,565,733
                                        0.25% on the excess over $100 million

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS (CONTINUED)

   SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS: Certain of the Funds or
   --------------------------------------------------
   their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the Sub-account investing in that Fund. In addition, VALIC currently reimburses or credits certain Sub-accounts a portion of VALIC's mortality and expense risk charges. The reimbursements are included on the reimbursement of expenses line of the Statement of Operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rate of 0.25%.

   ACCOUNT MAINTENANCE CHARGE: An account maintenance charge of $3.75 is
   --------------------------
   assessed on each contract (except those relating to GUP and GTS- VA, contracts within the Impact product are assessed a $30 annual maintenance charge) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the Sub-accounts. Account maintenance charges for all Sub-accounts in the Separate Account totaled $3,708,130 and $3,793,341 for the years ended December 31, 2015 and 2014, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

   SURRENDER CHARGE: When money is withdrawn from a participant's account, a
   ----------------
   surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $4,503,705 and $4,447,373 for the years ended
   December 31, 2015 and 2014, respectively. The surrender charges are paid by redemption of units outstanding and represent the sum of all Sub-accounts presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

   SALES AND ADMINISTRATIVE CHARGE: Certain purchase payments into GUP and
   -------------------------------
   GTS-VA are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $4,995 and $18 for the year ended December 31, 2015, in sales and administrative charges on variable annuity purchase payments for GUP and GTS-VA, respectively. VALIC received $3,343 and $367 for the year ended December 31, 2014, in sales and administrative charges on variable annuity purchase payments for Sub-accounts GUP and GTS-VA, respectively. The sales and administrative charges are paid by redemption of units outstanding and represent the sum of all Sub-accounts presented in the Separate Account. These charges are included as part of the payments received from contract owners line of the Statement of Changes in Net Assets.

   PREMIUM TAX CHARGE: Taxes on purchase payments are imposed by some states,
   ------------------
   cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

   GUARANTEED MINIMUM WITHDRAWAL CHARGE: An optional annualized fee percentage
   ------------------------------------
   of 0.65% for a guaranteed minimum withdrawal benefit ("GMWB") charge may be assessed on certain contracts based on eligible purchase payments made into the contract (called the "Benefit Base"). The fee is deducted quarterly and is calculated as a percentage of the Benefit Base on the date the fee is deducted. The GMWB charges for all Sub-accounts in the Separate Account totaled $23,636,363 and $23,366,722 for the years ended December 31, 2015 and 2014, respectively. These charges are paid by redemption of units outstanding and are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                          Proceeds from
Sub-accounts                                            Cost of Purchases     Sales
------------------------------------------------------- ----------------- -------------
American Beacon Holland Large Cap Growth Fund I            $ 9,556,513     $10,106,890
Ariel Appreciation Fund                                     56,516,605      84,191,980
Ariel Fund                                                  70,032,589      55,864,512
AST Capital Appreciation Portfolio Class 3                     483,095          29,217
AST Government and Quality Bond Portfolio Class 3              353,796          29,548
Franklin Income Securities Fund                                484,303           5,723
Invesco Balanced-Risk Commodity Strategy Fund R5            51,878,414      11,553,535
Invesco VI Comstock Fund Series II                             308,082          25,910
Invesco VI Growth and Income Fund Series II                    374,428          29,680
Lord Abbett Growth and Income Portfolio Class VC                10,657              90
SAST Alliance Growth Portfolio Class 3                          71,972              35
SAST American Funds Asset Allocation Portfolio Class 3         100,356           2,233
SAST American Funds Global Growth Portfolio Class 3            197,506          17,423
SAST American Funds Growth Portfolio Class 3                   219,996          20,804
SAST American Funds Growth-Income Portfolio Class 3            106,751          10,052
SAST Balanced Portfolio Class 3                                113,010             198
SAST Blue Chip Growth Portfolio Class 3                        119,115           7,797
SAST Capital Growth Portfolio Class 3                          140,527          11,453
SAST Cash Management Portfolio Class 3                          53,158           1,844
SAST Corporate Bond Portfolio Class 3                          404,274          48,758
SA Legg Mason BW Large Cap Value Class 3                       206,770          14,972
SAST Dogs of Wall Street Portfolio Class 3                     205,337          24,612
SAST Dynamic Allocation Portfolio Class 3                   21,983,578          13,352
SAST Emerging Markets Portfolio Class 3                         69,745           7,255
SAST Equity Opportunities Portfolio Class 3                    481,086          16,026
SAST Foreign Value Portfolio Class 3                           130,564          10,999
SAST Global Bond Portfolio Class 3                             155,895           8,271
SAST Growth Opportunities Portfolio Class 3                     22,644              71
SAST Growth-Income Portfolio Class 3                           317,615          26,494
SAST High-Yield Bond Portfolio Class 3                         105,950          13,894
SAST International Diversified Equities Portfolio              119,167          11,106
SAST Marsico Focused Growth Portfolio Class 3                  125,245          11,250
SAST MFS Massachusetts Investors Trust Portfolio               330,225          26,394
SAST MFS Total Return Portfolio Class 3                         56,993             580
SAST Mid-Cap Growth Portfolio Class 3                           74,198          12,546
SAST Protected Asset Allocation SAST Portfolio Class 3       5,186,337          66,094
SAST Real Estate Portfolio Class 3                              12,877             132
SAST Small & Mid Cap Value Portfolio Class 3                   110,259          19,841
SAST Small Company Value Portfolio Class 3                      94,355           7,361
SAST SunAmerica Dynamic Strategy Portfolio Class 3          19,418,629          42,982
SAST Technology Portfolio Class 3                               34,482           6,350
SAST Telecom Utility Portfolio Class 3                           1,500               1
SAST Total Return Bond Portfolio Class 3                       664,141          61,017
SAST VCP Total Return Balanced Portfolio                     3,800,701           8,290
SAST VCP Value Portfolio                                     4,549,578          44,612
SST Allocation Balanced Portfolio Class 3                       64,783             349
SST Allocation Growth Portfolio Class 3                        199,640             728
SST Allocation Moderate Growth Portfolio Class 3               551,601           3,100
SST Allocation Moderate Portfolio Class 3                       37,942             148
SST Real Return Portfolio Class 3                              146,767           9,479
SunAmerica 2020 High Watermark Fund                            233,800       1,892,399
T Rowe Price Retirement 2015 Fund                            4,204,881       2,082,137
T Rowe Price Retirement 2020 Fund                            7,498,915         384,365
T Rowe Price Retirement 2025 Fund                            5,611,310         407,139
T Rowe Price Retirement 2030 Fund                            5,399,277         114,438
T Rowe Price Retirement 2035 Fund                            3,548,490         111,040
T Rowe Price Retirement 2040 Fund                            4,026,538         257,557
T Rowe Price Retirement 2045 Fund                            2,355,706         291,851
T Rowe Price Retirement 2050 Fund                            1,385,347         233,648
T Rowe Price Retirement 2055 Fund                              597,375          28,054
T Rowe Price Retirement 2060 Fund                              779,200         315,747

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                   Proceeds from
Sub-accounts                                     Cost of Purchases     Sales
------------------------------------------------ ----------------- -------------
VALIC Co. I Asset Allocation Fund                  $ 24,078,055    $ 19,985,499
VALIC Co. I Blue Chip Growth Fund                    86,717,466      42,725,588
VALIC Co. I Broad Cap Value Income Fund               9,142,993      10,039,521
VALIC Co. I Capital Conservation Fund                19,773,941      30,743,523
VALIC Co. I Core Equity Fund                          3,488,197      31,116,687
VALIC Co. I Dividend Value Fund                      76,114,325     139,735,273
VALIC Co. I Dynamic Allocation Fund                  14,660,101      22,039,785
VALIC Co. I Emerging Economies Fund                  71,122,809      70,518,005
VALIC Co. I Foreign Value Fund                       50,741,673      81,430,240
VALIC Co. I Global Real Estate Fund                  45,403,998      68,019,382
VALIC Co. I Global Social Awareness Fund             14,440,926      59,804,584
VALIC Co. I Global Strategy Fund                     39,176,233      46,766,893
VALIC Co. I Government Securities Fund               15,453,676      29,067,672
VALIC Co. I Growth & Income Fund                     15,958,958      20,518,282
VALIC Co. I Growth Fund                             195,255,350     112,796,614
VALIC Co. I Health Sciences Fund                    217,304,201      37,982,119
VALIC Co. I Inflation Protected Fund                 60,968,241      49,342,233
VALIC Co. I International Equities Index Fund       198,901,768     168,999,751
VALIC Co. I International Government Bond Fund       26,674,865      40,263,094
VALIC Co. I International Growth Fund                30,580,159      82,603,736
VALIC Co. I Large Cap Core Fund                      33,704,432      26,484,783
VALIC Co. I Large Capital Growth Fund                77,488,402      38,588,943
VALIC Co. I Mid Cap Index Fund                      276,839,045     295,908,903
VALIC Co. I Mid Cap Strategic Growth Fund            45,168,520      39,976,760
VALIC Co. I Money Market I Fund                      71,479,515      81,798,184
VALIC Co. I Nasdaq-100 Index Fund                    37,626,157      23,297,779
VALIC Co. I Science & Technology Fund               108,709,364      91,762,308
VALIC Co. I Small Cap Aggressive Growth Fund         48,452,966      17,660,369
VALIC Co. I Small Cap Fund                           54,907,907      43,884,336
VALIC Co. I Small Cap Index Fund                    117,626,812     142,553,736
VALIC Co. I Small Cap Special Values Fund            22,470,023      26,625,464
VALIC Co. I Small Mid Growth Fund                    40,837,082      13,366,853
VALIC Co. I Stock Index Fund                        282,064,824     460,903,276
VALIC Co. I Value Fund                                4,132,681      13,330,046
VALIC Co. II Aggressive Growth Lifestyle Fund        82,027,730      37,160,088
VALIC Co. II Capital Appreciation Fund                2,215,854       6,798,815
VALIC Co. II Conservative Growth Lifestyle Fund      50,656,243      33,663,030
VALIC Co. II Core Bond Fund                         284,440,560      47,367,449
VALIC Co. II High Yield Bond Fund                    94,319,486      43,768,231
VALIC Co. II International Opportunities Fund        62,059,307      51,706,346
VALIC Co. II Large Cap Value Fund                    11,204,174      22,697,109
VALIC Co. II Mid Cap Growth Fund                     35,146,792      15,734,270
VALIC Co. II Mid Cap Value Fund                     143,041,694      77,294,287
VALIC Co. II Moderate Growth Lifestyle Fund         116,910,544      51,179,021
VALIC Co. II Money Market II Fund                    65,722,680      55,002,469
VALIC Co. II Small Cap Growth Fund                   19,070,566      18,836,836
VALIC Co. II Small Cap Value Fund                    96,476,145     103,764,097
VALIC Co. II Socially Responsible Fund               53,943,469      39,338,128
VALIC Co. II Strategic Bond Fund                     47,747,354      55,519,562
Vanguard LifeStrategy Conservative Growth Fund       13,245,716      12,013,503
Vanguard LifeStrategy Growth Fund                    20,798,646      17,993,453
Vanguard LifeStrategy Moderate Growth Fund           27,032,928      20,798,888
Vanguard Long-Term Investment-Grade Fund             44,103,587     113,945,975
Vanguard Long-Term Treasury Fund                     28,230,104      41,226,133
Vanguard Wellington Fund                            146,246,687     128,411,967
Vanguard Windsor II Fund                            145,032,420     153,586,365

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2015.

                                         Contracts
                                           with a
                                           Total    Accumulation   Accumulation   Net Increase
Sub-accounts                             Expense of Units Issued  Units Redeemed   (Decrease)
---------------------------------------  ---------- ------------- --------------  ------------
American Beacon Holland Large Cap
  Growth Fund I                             0.60%        4,901.00     (25,503.00)     (20,602) (2)
American Beacon Holland Large Cap
  Growth Fund I                             0.80%    1,157,832.00  (2,475,688.00)  (1,317,856) (2)
American Beacon Holland Large Cap
  Growth Fund I                             1.00%      582,455.00  (3,015,812.00)  (2,433,357) (2), (3), (4), (5)
American Beacon Holland Large Cap
  Growth Fund I                             1.85%        4,237.00     (31,714.00)     (27,477) (6)
Ariel Appreciation Fund                     0.40%      340,040.00    (461,971.00)    (121,931) (2)
Ariel Appreciation Fund                     0.60%      144,084.00    (373,660.00)    (229,576) (2)
Ariel Appreciation Fund                     0.80%    1,369,528.00  (4,437,512.00)  (3,067,984) (2)
Ariel Appreciation Fund                     1.00%    3,118,609.00 (19,985,328.00) (16,866,719) (2), (3), (4), (5)
Ariel Appreciation Fund                     1.85%        2,468.00      (9,103.00)      (6,635) (6)
Ariel Fund                                  0.40%    1,210,626.00    (686,566.00)     524,060  (2)
Ariel Fund                                  0.60%      263,133.00    (134,122.00)     129,011  (2)
Ariel Fund                                  0.80%    1,323,224.00  (5,465,749.00)  (4,142,525) (2)
Ariel Fund                                  1.00%      948,126.00  (9,816,871.00)  (8,868,745) (2), (3), (4), (5)
Ariel Fund                                  1.85%        7,203.00     (14,759.00)      (7,556) (6)
AST Capital Appreciation Portfolio
  Class 3                                   1.30%        5,660.00        (374.00)       5,286  (7), (8)
AST Capital Appreciation Portfolio
  Class 3                                   1.55%        1,092.00        (244.00)         848  (7), (8)
AST Capital Appreciation Portfolio
  Class 3                                   1.65%       12,427.00        (605.00)      11,822  (7), (8)
AST Capital Appreciation Portfolio
  Class 3                                   1.90%          154.00             --          154  (7), (8)
AST Government and Quality Bond
  Portfolio Class 3                         1.30%       13,732.00      (1,396.00)      12,336  (7), (8)
AST Government and Quality Bond
  Portfolio Class 3                         1.55%        3,795.00        (835.00)       2,960  (7), (8)
AST Government and Quality Bond
  Portfolio Class 3                         1.65%       10,178.00         (66.00)      10,112  (7), (8)
AST Government and Quality Bond
  Portfolio Class 3                         1.90%        1,082.00          (1.00)       1,081  (7), (8)
Franklin Income Securities Fund             1.30%       29,496.00        (288.00)      29,208  (7), (8)
Franklin Income Securities Fund             1.55%          246.00             --          246  (7), (8)
Franklin Income Securities Fund             1.65%        1,243.00             --        1,243  (7), (8)
Franklin Income Securities Fund             1.90%        7,048.00             --        7,048  (7), (8)
Invesco Balanced-Risk Commodity
  Strategy Fund R5                          0.60%      561,106.00    (146,843.00)     414,263  (7), (8)
Invesco Balanced-Risk Commodity
  Strategy Fund R5                          0.80%   10,296,380.00  (2,396,588.00)   7,899,792  (7), (8)
Invesco Balanced-Risk Commodity
  Strategy Fund R5                          1.00%   70,992,269.00 (14,947,815.00)  56,044,454  (7), (8)
Invesco Balanced-Risk Commodity
  Strategy Fund R5                          1.85%        9,050.00      (1,608.00)       7,442  (7), (8)
Invesco VI Comstock Fund Series II          1.30%       10,492.00      (1,029.00)       9,463  (7), (8)
Invesco VI Comstock Fund Series II          1.55%        2,990.00        (680.00)       2,310  (7), (8)
Invesco VI Comstock Fund Series II          1.65%        6,387.00         (50.00)       6,337  (7), (8)
Invesco VI Comstock Fund Series II          1.90%          465.00             --          465  (7), (8)
Invesco VI Growth and Income Fund
  Series II                                 1.30%       11,190.00      (1,147.00)      10,043  (7), (8)
Invesco VI Growth and Income Fund
  Series II                                 1.55%        3,373.00        (766.00)       2,607  (7), (8)
Invesco VI Growth and Income Fund
  Series II                                 1.65%        7,012.00         (58.00)       6,954  (7), (8)
Invesco VI Growth and Income Fund
  Series II                                 1.90%          541.00             --          541  (7), (8)
Lord Abbett Growth and Income Portfolio
  Class VC                                  1.30%          170.00          (1.00)         169  (7), (8)
Lord Abbett Growth and Income Portfolio
  Class VC                                  1.55%          634.00          (4.00)         630  (7), (8)
SAST Alliance Growth Portfolio Class 3      1.30%        3,638.00             --        3,638  (7), (8)
SAST American Funds Asset Allocation
  Portfolio Class 3                         1.30%          766.00          (9.00)         757  (7), (8)
SAST American Funds Global Growth
  Portfolio Class 3                         1.30%        7,232.00        (398.00)       6,834  (7), (8)
SAST American Funds Global Growth
  Portfolio Class 3                         1.55%        1,173.00        (260.00)         913  (7), (8)
SAST American Funds Global Growth
  Portfolio Class 3                         1.65%        2,617.00        (410.00)       2,207  (7), (8)
SAST American Funds Global Growth
  Portfolio Class 3                         1.90%          144.00             --          144  (7), (8)
SAST American Funds Growth Portfolio
  Class 3                                   1.30%        9,622.00        (315.00)       9,307  (7), (8)
SAST American Funds Growth Portfolio
  Class 3                                   1.55%          809.00        (178.00)         631  (7), (8)
SAST American Funds Growth Portfolio
  Class 3                                   1.65%        2,672.00        (831.00)       1,841  (7), (8)
SAST American Funds Growth Portfolio
  Class 3                                   1.90%          151.00             --          151  (7), (8)
SAST American Funds Growth-Income
  Portfolio Class 3                         1.30%        5,574.00        (144.00)       5,430  (7), (8)
SAST American Funds Growth-Income
  Portfolio Class 3                         1.55%          434.00         (94.00)         340  (7), (8)
SAST American Funds Growth-Income
  Portfolio Class 3                         1.65%          907.00        (432.00)         475  (7), (8)
SAST Balanced Portfolio Class 3             1.30%        7,085.00          (9.00)       7,076  (7), (8)
SAST Balanced Portfolio Class 3             1.55%          200.00             --          200  (7), (8)
SAST Blue Chip Growth Portfolio Class 3     1.30%        3,690.00        (263.00)       3,427  (7), (8)
SAST Blue Chip Growth Portfolio Class 3     1.55%          805.00        (176.00)         629  (7), (8)
SAST Blue Chip Growth Portfolio Class 3     1.65%        1,811.00         (14.00)       1,797  (7), (8)
SAST Blue Chip Growth Portfolio Class 3     1.90%          938.00         (13.00)         925  (7), (8)
SAST Capital Growth Portfolio Class 3       1.30%        4,935.00        (441.00)       4,494  (7), (8)
SAST Capital Growth Portfolio Class 3       1.55%        1,308.00        (285.00)       1,023  (7), (8)
SAST Capital Growth Portfolio Class 3       1.65%        2,724.00         (22.00)       2,702  (7), (8)
SAST Capital Growth Portfolio Class 3       1.90%          245.00             --          245  (7), (8)
SAST Cash Management Portfolio Class 3      1.30%        4,613.00        (166.00)       4,447  (7), (8)
SAST Cash Management Portfolio Class 3      1.90%          913.00             --          913  (7), (8)
SAST Corporate Bond Portfolio Class 3       1.30%        9,894.00      (1,012.00)       8,882  (7), (8)
SAST Corporate Bond Portfolio Class 3       1.55%        2,866.00        (643.00)       2,223  (7), (8)
SAST Corporate Bond Portfolio Class 3       1.65%       11,849.00      (1,330.00)      10,519  (7), (8)
SAST Corporate Bond Portfolio Class 3       1.90%          269.00          (3.00)         266  (7), (8)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                         Contracts
                                           with a                Accumulation
                                           Total    Accumulation    Units     Net Increase
Sub-accounts                             Expense of Units Issued   Redeemed    (Decrease)
---------------------------------------- ---------- ------------ ------------ ------------
SA Legg Mason BW Large Cap Value Class 3    1.30%       6,776.00     (597.00)      6,179   (7), (8)
SA Legg Mason BW Large Cap Value Class 3    1.55%       1,795.00     (394.00)      1,401   (7), (8)
SA Legg Mason BW Large Cap Value Class 3    1.65%       4,074.00      (31.00)      4,043   (7), (8)
SA Legg Mason BW Large Cap Value Class 3    1.90%         330.00          --         330   (7), (8)
SAST Dogs of Wall Street Portfolio
  Class 3                                   1.30%       6,059.00     (378.00)      5,681   (7), (8)
SAST Dogs of Wall Street Portfolio
  Class 3                                   1.55%       1,126.00     (227.00)        899   (7), (8)
SAST Dogs of Wall Street Portfolio
  Class 3                                   1.65%       3,069.00     (719.00)      2,350   (7), (8)
SAST Dogs of Wall Street Portfolio
  Class 3                                   1.90%         194.00          --         194   (7), (8)
SAST Dynamic Allocation Portfolio
  Class 3                                   1.30%   1,747,209.00  (15,336.00)  1,731,873   (7), (8)
SAST Dynamic Allocation Portfolio
  Class 3                                   1.55%      49,817.00     (147.00)     49,670   (7), (8)
SAST Dynamic Allocation Portfolio
  Class 3                                   1.65%      26,453.00     (397.00)     26,056   (7), (8)
SAST Emerging Markets Portfolio Class 3     1.30%       3,800.00     (449.00)      3,351   (7), (8)
SAST Emerging Markets Portfolio Class 3     1.55%       1,264.00     (308.00)        956   (7), (8)
SAST Emerging Markets Portfolio Class 3     1.65%       1,798.00      (21.00)      1,777   (7), (8)
SAST Emerging Markets Portfolio Class 3     1.90%         111.00          --         111   (7), (8)
SAST Equity Opportunities Portfolio
  Class 3                                   1.30%      25,532.00     (561.00)     24,971   (7), (8)
SAST Equity Opportunities Portfolio
  Class 3                                   1.55%       1,653.00     (365.00)      1,288   (7), (8)
SAST Equity Opportunities Portfolio
  Class 3                                   1.65%       3,055.00      (29.00)      3,026   (7), (8)
SAST Equity Opportunities Portfolio
  Class 3                                   1.90%         233.00          --         233   (7), (8)
SAST Foreign Value Portfolio Class 3        1.30%       5,996.00     (591.00)      5,405   (7), (8)
SAST Foreign Value Portfolio Class 3        1.55%       1,773.00     (413.00)      1,360   (7), (8)
SAST Foreign Value Portfolio Class 3        1.65%       3,625.00      (29.00)      3,596   (7), (8)
SAST Foreign Value Portfolio Class 3        1.90%         310.00          --         310   (7), (8)
SAST Global Bond Portfolio Class 3          1.30%       7,226.00     (365.00)      6,861   (7), (8)
SAST Global Bond Portfolio Class 3          1.55%       1,167.00     (244.00)        923   (7), (8)
SAST Global Bond Portfolio Class 3          1.65%       3,735.00      (19.00)      3,716   (7), (8)
SAST Global Bond Portfolio Class 3          1.90%         622.00       (6.00)        616   (7), (8)
SAST Growth Opportunities Portfolio
  Class 3                                   1.30%       1,178.00          --       1,178   (7), (8)
SAST Growth-Income Portfolio Class 3        1.30%      10,241.00   (1,014.00)      9,227   (7), (8)
SAST Growth-Income Portfolio Class 3        1.55%       3,501.00     (666.00)      2,835   (7), (8)
SAST Growth-Income Portfolio Class 3        1.65%       6,056.00      (52.00)      6,004   (7), (8)
SAST Growth-Income Portfolio Class 3        1.90%         474.00          --         474   (7), (8)
SAST High-Yield Bond Portfolio Class 3      1.30%       3,126.00     (304.00)      2,822   (7), (8)
SAST High-Yield Bond Portfolio Class 3      1.55%         973.00     (220.00)        753   (7), (8)
SAST High-Yield Bond Portfolio Class 3      1.65%       3,569.00     (500.00)      3,069   (7), (8)
SAST International Diversified Equities
  Portfolio                                 1.30%       5,536.00     (605.00)      4,931   (7), (8)
SAST International Diversified Equities
  Portfolio                                 1.55%       1,775.00     (415.00)      1,360   (7), (8)
SAST International Diversified Equities
  Portfolio                                 1.65%       3,422.00      (31.00)      3,391   (7), (8)
SAST International Diversified Equities
  Portfolio                                 1.90%         216.00          --         216   (7), (8)
SAST Marsico Focused Growth Portfolio
  Class 3                                   1.30%       4,079.00     (397.00)      3,682   (7), (8)
SAST Marsico Focused Growth Portfolio
  Class 3                                   1.55%       1,145.00     (260.00)        885   (7), (8)
SAST Marsico Focused Growth Portfolio
  Class 3                                   1.65%       1,985.00      (20.00)      1,965   (7), (8)
SAST Marsico Focused Growth Portfolio
  Class 3                                   1.90%         145.00          --         145   (7), (8)
SAST MFS Massachusetts Investors Trust
  Portfolio                                 1.30%       9,554.00     (896.00)      8,658   (7), (8)
SAST MFS Massachusetts Investors Trust
  Portfolio                                 1.55%       2,674.00     (594.00)      2,080   (7), (8)
SAST MFS Massachusetts Investors Trust
  Portfolio                                 1.65%       6,127.00      (47.00)      6,080   (7), (8)
SAST MFS Massachusetts Investors Trust
  Portfolio                                 1.90%         498.00          --         498   (7), (8)
SAST MFS Total Return Portfolio Class 3     1.30%       1,951.00       (6.00)      1,945   (7), (8)
SAST MFS Total Return Portfolio Class 3     1.55%         323.00          --         323   (7), (8)
SAST MFS Total Return Portfolio Class 3     1.90%       1,760.00      (38.00)      1,722   (7), (8)
SAST Mid-Cap Growth Portfolio Class 3       1.30%         925.00          --         925   (7), (8)
SAST Mid-Cap Growth Portfolio Class 3       1.65%       2,431.00     (609.00)      1,822   (7), (8)
SAST Protected Asset Allocation SAST
  Portfolio Class 3                         1.30%     376,693.00   (7,156.00)    369,537   (7), (8)
SAST Protected Asset Allocation SAST
  Portfolio Class 3                         1.55%       7,727.00     (136.00)      7,591   (7), (8)
SAST Protected Asset Allocation SAST
  Portfolio Class 3                         1.65%      57,671.00     (740.00)     56,931   (7), (8)
SAST Real Estate Portfolio Class 3          1.30%       1,037.00       (9.00)      1,028   (7), (8)
SAST Real Estate Portfolio Class 3          1.55%          11.00          --          11   (7), (8)
SAST Small & Mid Cap Value Portfolio
  Class 3                                   1.30%       2,406.00     (232.00)      2,174   (7), (8)
SAST Small & Mid Cap Value Portfolio
  Class 3                                   1.55%         704.00     (158.00)        546   (7), (8)
SAST Small & Mid Cap Value Portfolio
  Class 3                                   1.65%       2,328.00     (727.00)      1,601   (7), (8)
SAST Small & Mid Cap Value Portfolio
  Class 3                                   1.90%         127.00          --         127   (7), (8)
SAST Small Company Value Portfolio
  Class 3                                   1.30%       3,692.00     (292.00)      3,400   (7), (8)
SAST Small Company Value Portfolio
  Class 3                                   1.55%         863.00     (196.00)        667   (7), (8)
SAST Small Company Value Portfolio
  Class 3                                   1.65%       1,433.00      (15.00)      1,418   (7), (8)
SAST Small Company Value Portfolio
  Class 3                                   1.90%         156.00          --         156   (7), (8)
SAST SunAmerica Dynamic Strategy
  Portfolio Class 3                         1.30%   1,569,251.00   (9,528.00)  1,559,723   (7), (8)
SAST SunAmerica Dynamic Strategy
  Portfolio Class 3                         1.55%      54,550.00     (163.00)     54,387   (7), (8)
SAST SunAmerica Dynamic Strategy
  Portfolio Class 3                         1.65%       3,449.00     (402.00)      3,047   (7), (8)
SAST Technology Portfolio Class 3           1.30%       1,494.00      (14.00)      1,480   (7), (8)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                                  Contracts
                                                    with a
                                                    Total    Accumulation   Accumulation   Net Increase
Sub-accounts                                      Expense of Units Issued  Units Redeemed   (Decrease)
------------------------------------------------- ---------- ------------- --------------  ------------
SAST Technology Portfolio Class 3                    1.55%           88.00             --           88  (7), (8)
SAST Technology Portfolio Class 3                    1.65%          391.00        (391.00)          --  (7), (8)
SAST Telecom Utility Portfolio Class 3               1.55%          103.00             --          103  (7), (8)
SAST Total Return Bond Portfolio Class 3             1.30%       27,875.00      (1,712.00)      26,163  (7), (8)
SAST Total Return Bond Portfolio Class 3             1.55%        4,834.00      (1,067.00)       3,767  (7), (8)
SAST Total Return Bond Portfolio Class 3             1.65%       14,402.00      (1,535.00)      12,867  (7), (8)
SAST Total Return Bond Portfolio Class 3             1.90%          414.00             --          414  (7), (8)
SAST VCP Total Return Balanced Portfolio             1.30%      340,306.00      (2,535.00)     337,771  (7), (8)
SAST VCP Total Return Balanced Portfolio             1.55%        6,872.00         (60.00)       6,812  (7), (8)
SAST VCP Total Return Balanced Portfolio             1.65%          272.00             --          272  (7), (8)
SAST VCP Value Portfolio                             1.30%      391,799.00      (9,985.00)     381,814  (7), (8)
SAST VCP Value Portfolio                             1.55%        6,533.00         (66.00)       6,467  (7), (8)
SAST VCP Value Portfolio                             1.65%          258.00             --          258  (7), (8)
SST Allocation Balanced Portfolio Class 3            1.55%        4,272.00             --        4,272  (7), (8)
SST Allocation Growth Portfolio Class 3              1.30%       12,655.00             --       12,655  (7), (8)
SST Allocation Growth Portfolio Class 3              1.55%          875.00             --          875  (7), (8)
SST Allocation Moderate Growth Portfolio Class 3     1.30%        1,240.00          (2.00)       1,238  (7), (8)
SST Allocation Moderate Growth Portfolio Class 3     1.55%        1,129.00             --        1,129  (7), (8)
SST Allocation Moderate Growth Portfolio Class 3     1.65%       33,657.00             --       33,657  (7), (8)
SST Allocation Moderate Portfolio Class 3            1.55%        2,515.00             --        2,515  (7), (8)
SST Real Return Portfolio Class 3                    1.30%        5,981.00        (513.00)       5,468  (7), (8)
SST Real Return Portfolio Class 3                    1.55%        1,207.00        (259.00)         948  (7), (8)
SST Real Return Portfolio Class 3                    1.65%        5,100.00         (21.00)       5,079  (7), (8)
SST Real Return Portfolio Class 3                    1.90%          431.00             --          431  (7), (8)
SunAmerica 2020 High Watermark Fund                  0.85%              --      (2,360.00)      (2,360) (7), (8)
SunAmerica 2020 High Watermark Fund                  1.05%           12.00    (389,674.00)    (389,662) (7), (8)
SunAmerica 2020 High Watermark Fund                  1.25%          300.00  (1,172,116.00)  (1,171,816) (7), (8)
T Rowe Price Retirement 2015 Fund                    0.80%      255,493.00    (173,476.00)      82,017  (2)
T Rowe Price Retirement 2015 Fund                    1.00%    3,848,485.00  (1,900,267.00)   1,948,218  (2)
T Rowe Price Retirement 2020 Fund                    0.60%        2,382.00             --        2,382  (2)
T Rowe Price Retirement 2020 Fund                    0.80%      401,083.00    (125,426.00)     275,657  (2)
T Rowe Price Retirement 2020 Fund                    1.00%    6,806,091.00    (257,984.00)   6,548,107  (2)
T Rowe Price Retirement 2025 Fund                    0.60%        1,526.00             --        1,526  (2)
T Rowe Price Retirement 2025 Fund                    0.80%      367,703.00     (16,613.00)     351,090  (2)
T Rowe Price Retirement 2025 Fund                    1.00%    5,038,147.00    (387,597.00)   4,650,550  (2)
T Rowe Price Retirement 2030 Fund                    0.60%        2,562.00             --        2,562  (2)
T Rowe Price Retirement 2030 Fund                    0.80%      396,230.00     (10,451.00)     385,779  (2)
T Rowe Price Retirement 2030 Fund                    1.00%    4,733,418.00     (99,077.00)   4,634,341  (2)
T Rowe Price Retirement 2035 Fund                    0.60%        4,147.00             --        4,147  (2)
T Rowe Price Retirement 2035 Fund                    0.80%      227,615.00     (14,168.00)     213,447  (2)
T Rowe Price Retirement 2035 Fund                    1.00%    3,137,695.00     (93,446.00)   3,044,249  (2)
T Rowe Price Retirement 2040 Fund                    0.60%          819.00             --          819  (2)
T Rowe Price Retirement 2040 Fund                    0.80%      179,108.00      (6,151.00)     172,957  (2)
T Rowe Price Retirement 2040 Fund                    1.00%    3,658,146.00    (240,985.00)   3,417,161  (2)
T Rowe Price Retirement 2045 Fund                    0.60%        7,625.00             --        7,625  (2)
T Rowe Price Retirement 2045 Fund                    0.80%      153,622.00      (1,320.00)     152,302  (2)
T Rowe Price Retirement 2045 Fund                    1.00%    2,094,856.00    (293,864.00)   1,800,992  (2)
T Rowe Price Retirement 2050 Fund                    0.60%          191.00             --          191  (2)
T Rowe Price Retirement 2050 Fund                    0.80%      263,155.00    (159,256.00)     103,899  (2)
T Rowe Price Retirement 2050 Fund                    1.00%    1,053,026.00     (79,531.00)     973,495  (2)
T Rowe Price Retirement 2055 Fund                    0.40%       85,666.00      (9,356.00)      76,310  (2)
T Rowe Price Retirement 2055 Fund                    0.60%        5,038.00          (1.00)       5,037  (2)
T Rowe Price Retirement 2055 Fund                    1.00%      481,159.00     (18,056.00)     463,103  (2)
T Rowe Price Retirement 2060 Fund                    0.40%      191,621.00    (152,582.00)      39,039  (2)
T Rowe Price Retirement 2060 Fund                    1.00%      578,427.00    (172,196.00)     406,231  (2)
VALIC Co. I Asset Allocation Fund                    0.60%       10,502.00     (14,620.00)      (4,118) (2)
VALIC Co. I Asset Allocation Fund                    0.80%      256,416.00    (398,716.00)    (142,300) (2)
VALIC Co. I Asset Allocation Fund                    1.00%    1,098,455.00  (2,027,058.00)    (928,603) (2), (3), (4), (5)
VALIC Co. I Asset Allocation Fund                    1.85%       10,165.00     (70,395.00)     (60,230) (6)
VALIC Co. I Blue Chip Growth Fund                    0.00%      597,224.00      (1,098.00)     596,126  (9)
VALIC Co. I Blue Chip Growth Fund                    0.60%      508,828.00    (316,105.00)     192,723  (2)
VALIC Co. I Blue Chip Growth Fund                    0.80%    7,494,596.00  (4,576,623.00)   2,917,973  (2)
VALIC Co. I Blue Chip Growth Fund                    1.00%   10,219,979.00 (16,187,253.00)  (5,967,274) (2), (3), (4), (5)
VALIC Co. I Blue Chip Growth Fund                    1.85%    1,924,806.00    (639,390.00)   1,285,416  (6)
VALIC Co. I Broad Cap Value Income Fund              0.60%      328,838.00    (713,150.00)    (384,312) (2)
VALIC Co. I Broad Cap Value Income Fund              0.80%    1,185,823.00  (1,159,830.00)      25,993  (2)
VALIC Co. I Broad Cap Value Income Fund              1.00%    2,442,650.00  (3,427,128.00)    (984,478) (2), (3), (4), (5)
VALIC Co. I Broad Cap Value Income Fund              1.85%       57,605.00    (210,643.00)    (153,038) (6)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                         Contracts with a Accumulation Units Accumulation Units Net Increase
Sub-accounts                             Total Expense of       Issued            Redeemed       (Decrease)
---------------------------------------- ---------------- ------------------ ------------------ ------------
VALIC Co. I Capital Conservation Fund          0.60%           604,665.00         (150,635.00)      454,030  (2)
VALIC Co. I Capital Conservation Fund          0.80%         1,450,576.00       (2,705,116.00)   (1,254,540) (2)
VALIC Co. I Capital Conservation Fund          1.00%         2,371,797.00       (4,661,998.00)   (2,290,201) (2), (3), (4), (5)
VALIC Co. I Capital Conservation Fund          1.85%            36,009.00         (881,037.00)     (845,028) (6)
VALIC Co. I Core Equity Fund                   0.40%               210.00          (10,338.00)      (10,128) (2)
VALIC Co. I Core Equity Fund                   0.60%            22,086.00          (50,039.00)      (27,953) (2)
VALIC Co. I Core Equity Fund                   0.80%           151,370.00       (2,189,176.00)   (2,037,806) (2)
VALIC Co. I Core Equity Fund                   1.00%           171,353.00       (6,217,848.00)   (6,046,495) (2), (3), (4), (5)
VALIC Co. I Core Equity Fund                   1.85%             5,114.00           (7,797.00)       (2,683) (6)
VALIC Co. I Dividend Value Fund                0.40%                 2.00          (24,869.00)      (24,867) (2)
VALIC Co. I Dividend Value Fund                0.60%           179,898.00         (254,541.00)      (74,643) (2)
VALIC Co. I Dividend Value Fund                0.80%         2,181,763.00       (9,544,730.00)   (7,362,967) (2)
VALIC Co. I Dividend Value Fund                1.00%         7,369,304.00      (40,384,885.00)  (33,015,581) (2), (3), (4), (5)
VALIC Co. I Dividend Value Fund                1.85%           347,705.00         (358,477.00)      (10,772) (6)
VALIC Co. I Dynamic Allocation Fund            0.60%            34,194.00          (88,152.00)      (53,958) (2)
VALIC Co. I Dynamic Allocation Fund            0.80%         1,758,171.00       (1,048,368.00)      709,803  (2)
VALIC Co. I Dynamic Allocation Fund            1.00%         8,521,342.00      (15,578,029.00)   (7,056,687) (2), (3), (4), (5)
VALIC Co. I Dynamic Allocation Fund            1.85%         2,997,812.00         (513,830.00)    2,483,982  (6)
VALIC Co. I Emerging Economies Fund            0.40%         2,810,553.00       (1,781,921.00)    1,028,632  (2)
VALIC Co. I Emerging Economies Fund            0.60%           870,456.00         (395,202.00)      475,254  (2)
VALIC Co. I Emerging Economies Fund            0.80%        21,885,668.00      (17,534,604.00)    4,351,064  (2)
VALIC Co. I Emerging Economies Fund            1.00%        45,677,103.00      (56,022,372.00)  (10,345,269) (2), (3), (4), (5)
VALIC Co. I Emerging Economies Fund            1.45%             6,014.00          (16,975.00)      (10,961) (1)
VALIC Co. I Emerging Economies Fund            1.85%           226,096.00         (342,043.00)     (115,947) (6)
VALIC Co. I Foreign Value Fund                 0.00%           671,825.00           (3,728.00)      668,097  (9)
VALIC Co. I Foreign Value Fund                 0.40%             4,725.00          (50,069.00)      (45,344) (2)
VALIC Co. I Foreign Value Fund                 0.60%           437,039.00         (428,856.00)        8,183  (2)
VALIC Co. I Foreign Value Fund                 0.80%        10,117,937.00      (16,955,209.00)   (6,837,272) (2)
VALIC Co. I Foreign Value Fund                 1.00%        12,062,979.00      (39,015,247.00)  (26,952,268) (2), (3), (4), (5)
VALIC Co. I Foreign Value Fund                 1.85%           240,354.00         (493,703.00)     (253,349) (6)
VALIC Co. I Global Real Estate Fund            0.60%           312,703.00         (145,953.00)      166,750  (2)
VALIC Co. I Global Real Estate Fund            0.80%         1,958,942.00       (3,055,034.00)   (1,096,092) (2)
VALIC Co. I Global Real Estate Fund            1.00%        17,374,678.00      (46,459,884.00)  (29,085,206) (2), (3), (4), (5)
VALIC Co. I Global Real Estate Fund            1.85%            28,698.00          (34,178.00)       (5,480) (6)
VALIC Co. I Global Social Awareness Fund       0.40%                 3.00          (45,269.00)      (45,266) (2)
VALIC Co. I Global Social Awareness Fund       0.60%           141,143.00         (335,941.00)     (194,798) (2)
VALIC Co. I Global Social Awareness Fund       0.80%           355,730.00       (3,813,514.00)   (3,457,784) (2)
VALIC Co. I Global Social Awareness Fund       1.00%           704,436.00       (5,508,090.00)   (4,803,654) (2), (3), (4), (5)
VALIC Co. I Global Social Awareness Fund       1.45%               226.00                  --           226  (1)
VALIC Co. I Global Social Awareness Fund       1.85%             2,164.00             (911.00)        1,253  (6)
VALIC Co. I Global Strategy Fund               0.60%         1,092,333.00         (390,245.00)      702,088  (2)
VALIC Co. I Global Strategy Fund               0.80%         1,235,096.00       (7,177,184.00)   (5,942,088) (2)
VALIC Co. I Global Strategy Fund               1.00%         3,280,931.00      (15,033,519.00)  (11,752,588) (2), (3), (4), (5)
VALIC Co. I Global Strategy Fund               1.85%           105,859.00          (66,490.00)       39,369  (6)
VALIC Co. I Government Securities Fund         0.60%            62,219.00         (306,989.00)     (244,770) (2)
VALIC Co. I Government Securities Fund         0.80%           449,393.00       (2,951,335.00)   (2,501,942) (2)
VALIC Co. I Government Securities Fund         1.00%         2,827,623.00       (4,131,648.00)   (1,304,025) (2), (3), (4), (5)
VALIC Co. I Government Securities Fund         1.85%         1,187,732.00       (1,196,198.00)       (8,466) (6)
VALIC Co. I Growth & Income Fund               0.60%            11,577.00          (26,974.00)      (15,397) (2)
VALIC Co. I Growth & Income Fund               0.80%           775,419.00         (824,492.00)      (49,073) (2)
VALIC Co. I Growth & Income Fund               1.00%         3,555,890.00       (4,808,707.00)   (1,252,817) (2), (3), (4), (5)
VALIC Co. I Growth & Income Fund               1.45%                68.00             (385.00)         (317) (1)
VALIC Co. I Growth & Income Fund               1.85%            56,242.00          (18,309.00)       37,933  (6)
VALIC Co. I Growth Fund                        0.40%           633,398.00       (1,171,182.00)     (537,784) (2)
VALIC Co. I Growth Fund                        0.60%           304,714.00         (684,914.00)     (380,200) (2)
VALIC Co. I Growth Fund                        0.80%           981,353.00       (8,369,633.00)   (7,388,280) (2)
VALIC Co. I Growth Fund                        1.00%        44,174,699.00      (50,237,239.00)   (6,062,540) (2), (3), (4), (5)
VALIC Co. I Growth Fund                        1.45%                   --                  --            --  (1)
VALIC Co. I Growth Fund                        1.85%            29,403.00          (11,367.00)       18,036  (6)
VALIC Co. I Health Sciences Fund               0.60%           404,360.00         (183,037.00)      221,323  (2)
VALIC Co. I Health Sciences Fund               0.80%         4,114,431.00       (2,824,650.00)    1,289,781  (2)
VALIC Co. I Health Sciences Fund               1.00%        20,881,116.00       (4,653,498.00)   16,227,618  (2), (3), (4), (5)
VALIC Co. I Health Sciences Fund               1.85%           452,263.00         (418,922.00)       33,341  (6)
VALIC Co. I Inflation Protected Fund           0.00%             4,259.00              (31.00)        4,228  (9)
VALIC Co. I Inflation Protected Fund           0.60%           510,869.00         (266,382.00)      244,487  (2)
VALIC Co. I Inflation Protected Fund           0.80%         2,166,309.00       (5,816,487.00)   (3,650,178) (2)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                         Contracts
                                           with a
                                           Total    Accumulation   Accumulation   Net Increase
Sub-accounts                             Expense of Units Issued  Units Redeemed   (Decrease)
---------------------------------------  ---------- ------------- --------------  ------------
VALIC Co. I Inflation Protected Fund        1.00%   37,957,405.00 (29,045,116.00)   8,912,289  (2), (3), (4), (5)
VALIC Co. I Inflation Protected Fund        1.85%    1,269,077.00  (1,191,969.00)      77,108  (6)
VALIC Co. I International Equities
  Index Fund                                0.60%      622,274.00    (251,197.00)     371,077  (2)
VALIC Co. I International Equities
  Index Fund                                0.80%    4,708,809.00 (10,833,663.00)  (6,124,854) (2)
VALIC Co. I International Equities
  Index Fund                                1.00%   83,446,719.00 (75,105,009.00)   8,341,710  (2), (3), (4), (5)
VALIC Co. I International Equities
  Index Fund                                1.85%    1,795,994.00  (1,606,192.00)     189,802  (6)
VALIC Co. I International Government
  Bond Fund                                 0.40%              --     (12,953.00)     (12,953) (2)
VALIC Co. I International Government
  Bond Fund                                 0.60%       76,627.00     (81,850.00)      (5,223) (2)
VALIC Co. I International Government
  Bond Fund                                 0.80%    2,903,760.00  (4,358,897.00)  (1,455,137) (2)
VALIC Co. I International Government
  Bond Fund                                 1.00%    3,542,527.00  (7,668,067.00)  (4,125,540) (2), (3), (4), (5)
VALIC Co. I International Government
  Bond Fund                                 1.85%    2,709,723.00  (2,597,189.00)     112,534  (6)
VALIC Co. I International Growth Fund       0.60%      319,111.00    (697,959.00)    (378,848) (2)
VALIC Co. I International Growth Fund       0.80%    4,644,049.00 (12,238,938.00)  (7,594,889) (2)
VALIC Co. I International Growth Fund       1.00%    2,013,461.00 (14,008,732.00) (11,995,271) (2), (3), (4), (5)
VALIC Co. I International Growth Fund       1.85%       60,377.00     (83,822.00)     (23,445) (6)
VALIC Co. I Large Cap Core Fund             0.60%       77,372.00    (120,894.00)     (43,522) (2)
VALIC Co. I Large Cap Core Fund             0.80%      675,956.00  (5,048,305.00)  (4,372,349) (2)
VALIC Co. I Large Cap Core Fund             1.00%    2,823,705.00  (6,224,772.00)  (3,401,067) (2), (3), (4), (5)
VALIC Co. I Large Cap Core Fund             1.85%       67,722.00     (55,040.00)      12,682  (6)
VALIC Co. I Large Capital Growth Fund       0.40%      344,631.00    (271,197.00)      73,434  (2)
VALIC Co. I Large Capital Growth Fund       0.60%       69,085.00    (238,515.00)    (169,430) (2)
VALIC Co. I Large Capital Growth Fund       0.80%      580,755.00  (4,755,922.00)  (4,175,167) (2)
VALIC Co. I Large Capital Growth Fund       1.00%      928,668.00 (15,070,389.00) (14,141,721) (2), (3), (4), (5)
VALIC Co. I Large Capital Growth Fund       1.45%          220.00          (1.00)         219  (1)
VALIC Co. I Large Capital Growth Fund       1.85%      914,094.00     (27,926.00)     886,168  (6)
VALIC Co. I Mid Cap Index Fund              0.40%    1,379,109.00  (1,065,316.00)     313,793  (2)
VALIC Co. I Mid Cap Index Fund              0.60%       60,721.00    (113,351.00)     (52,630) (2)
VALIC Co. I Mid Cap Index Fund              0.80%      198,317.00  (2,665,482.00)  (2,467,165) (2)
VALIC Co. I Mid Cap Index Fund              1.00%    3,511,418.00 (11,273,542.00)  (7,762,124) (2), (3), (4), (5)
VALIC Co. I Mid Cap Index Fund              1.45%          495.00      (2,542.00)      (2,047) (1)
VALIC Co. I Mid Cap Index Fund              1.85%      124,534.00    (194,176.00)     (69,642) (6)
VALIC Co. I Mid Cap Strategic Growth
  Fund                                      0.40%      185,665.00    (295,063.00)    (109,398) (2)
VALIC Co. I Mid Cap Strategic Growth
  Fund                                      0.60%       72,295.00    (416,060.00)    (343,765) (2)
VALIC Co. I Mid Cap Strategic Growth
  Fund                                      0.80%    2,150,063.00  (6,994,251.00)  (4,844,188) (2)
VALIC Co. I Mid Cap Strategic Growth
  Fund                                      1.00%    1,030,026.00 (10,586,049.00)  (9,556,023) (2), (3), (4), (5)
VALIC Co. I Mid Cap Strategic Growth
  Fund                                      1.45%            2.00             --            2  (1)
VALIC Co. I Mid Cap Strategic Growth
  Fund                                      1.85%       20,507.00    (342,689.00)    (322,182) (6)
VALIC Co. I Money Market I Fund             0.40%    1,829,321.00  (2,105,055.00)    (275,734) (2)
VALIC Co. I Money Market I Fund             0.60%      579,977.00    (423,102.00)     156,875  (2)
VALIC Co. I Money Market I Fund             0.80%    7,426,337.00  (7,326,534.00)      99,803  (2)
VALIC Co. I Money Market I Fund             1.00%   26,806,088.00 (30,592,961.00)  (3,786,873) (2), (3), (4), (5)
VALIC Co. I Money Market I Fund             1.45%        1,252.00     (41,357.00)     (40,105) (1)
VALIC Co. I Money Market I Fund             1.85%      156,280.00     (17,957.00)     138,323  (6)
VALIC Co. I Nasdaq-100 Index Fund           0.60%      376,175.00    (372,482.00)       3,693  (2)
VALIC Co. I Nasdaq-100 Index Fund           0.80%    6,894,958.00  (5,440,124.00)   1,454,834  (2)
VALIC Co. I Nasdaq-100 Index Fund           1.00%   20,755,237.00 (12,199,054.00)   8,556,183  (2), (3), (4), (5)
VALIC Co. I Nasdaq-100 Index Fund           1.85%       30,372.00    (323,450.00)    (293,078) (6)
VALIC Co. I Science & Technology Fund       0.40%    1,224,337.00  (1,021,902.00)     202,435  (2)
VALIC Co. I Science & Technology Fund       0.60%      122,334.00    (131,532.00)      (9,198) (2)
VALIC Co. I Science & Technology Fund       0.80%    1,242,651.00  (4,512,920.00)  (3,270,269) (2)
VALIC Co. I Science & Technology Fund       1.00%      785,149.00 (11,914,372.00) (11,129,223) (2), (3), (4), (5)
VALIC Co. I Science & Technology Fund       1.45%              --        (364.00)        (364) (1)
VALIC Co. I Science & Technology Fund       1.85%      607,361.00    (145,234.00)     462,127  (6)
VALIC Co. I Small Cap Aggressive Growth
  Fund                                      0.60%      242,945.00    (120,640.00)     122,305  (2)
VALIC Co. I Small Cap Aggressive Growth
  Fund                                      0.80%    4,194,423.00  (4,001,927.00)     192,496  (2)
VALIC Co. I Small Cap Aggressive Growth
  Fund                                      1.00%    7,288,433.00  (3,484,940.00)   3,803,493  (2), (3), (4), (5)
VALIC Co. I Small Cap Aggressive Growth
  Fund                                      1.85%      129,241.00    (253,127.00)    (123,886) (6)
VALIC Co. I Small Cap Fund                  0.40%              --             --           --  (2)
VALIC Co. I Small Cap Fund                  0.60%       56,936.00     (72,508.00)     (15,572) (2)
VALIC Co. I Small Cap Fund                  0.80%      207,311.00  (2,092,380.00)  (1,885,069) (2)
VALIC Co. I Small Cap Fund                  1.00%      189,368.00  (6,609,734.00)  (6,420,366) (2), (3), (4), (5)
VALIC Co. I Small Cap Fund                  1.85%        3,640.00     (28,340.00)     (24,700) (6)
VALIC Co. I Small Cap Index Fund            0.40%      652,049.00    (667,700.00)     (15,651) (2)
VALIC Co. I Small Cap Index Fund            0.60%       77,626.00    (162,306.00)     (84,680) (2)
VALIC Co. I Small Cap Index Fund            0.80%      968,017.00  (5,013,640.00)  (4,045,623) (2)
VALIC Co. I Small Cap Index Fund            1.00%    7,199,390.00 (16,451,195.00)  (9,251,805) (2), (3), (4), (5)
VALIC Co. I Small Cap Index Fund            1.45%          449.00      (2,517.00)      (2,068) (1)
VALIC Co. I Small Cap Index Fund            1.85%      337,149.00    (211,420.00)     125,729  (6)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                         Contracts
                                           with a
                                           Total     Accumulation   Accumulation   Net Increase
Sub-accounts                             Expense of  Units Issued  Units Redeemed   (Decrease)
---------------------------------------  ---------- -------------- --------------  ------------
VALIC Co. I Small Cap Special Values
  Fund                                      0.60%       443,410.00    (278,765.00)     164,645  (2)
VALIC Co. I Small Cap Special Values
  Fund                                      0.80%       738,506.00  (5,413,412.00)  (4,674,906) (2)
VALIC Co. I Small Cap Special Values
  Fund                                      1.00%     1,546,426.00  (9,816,638.00)  (8,270,212) (2), (3), (4), (5)
VALIC Co. I Small Cap Special Values
  Fund                                      1.85%           483.00        (668.00)        (185) (6)
VALIC Co. I Small Mid Growth Fund           0.60%       101,561.00     (44,476.00)      57,085  (2)
VALIC Co. I Small Mid Growth Fund           0.80%       568,595.00  (2,654,801.00)  (2,086,206) (2)
VALIC Co. I Small Mid Growth Fund           1.00%     7,809,391.00  (4,771,224.00)   3,038,167  (2), (3), (4), (5)
VALIC Co. I Small Mid Growth Fund           1.85%           786.00      (2,316.00)      (1,530) (6)
VALIC Co. I Stock Index Fund                0.33%             3.00     (22,002.00)     (21,999) (3)
VALIC Co. I Stock Index Fund                0.40%     2,210,520.00  (3,220,790.00)  (1,010,270) (2)
VALIC Co. I Stock Index Fund                0.60%       122,216.00    (431,244.00)    (309,028) (2)
VALIC Co. I Stock Index Fund                0.80%       562,142.00  (8,458,113.00)  (7,895,971) (2)
VALIC Co. I Stock Index Fund                1.00%     6,349,150.00 (37,101,315.00) (30,752,165) (2), (3), (4), (5)
VALIC Co. I Stock Index Fund                1.45%         2,304.00      (3,501.00)      (1,197) (1)
VALIC Co. I Stock Index Fund                1.85%       834,847.00    (576,797.00)     258,050  (6)
VALIC Co. I Value Fund                      0.60%       104,802.00     (58,975.00)      45,827  (2)
VALIC Co. I Value Fund                      0.80%       386,043.00  (1,520,243.00)  (1,134,200) (2)
VALIC Co. I Value Fund                      1.00%       930,091.00  (4,731,007.00)  (3,800,916) (2), (3), (4), (5)
VALIC Co. I Value Fund                      1.85%        20,901.00      (6,704.00)      14,197  (6)
VALIC Co. II Aggressive Growth
  Lifestyle Fund                            0.35%       185,341.00    (168,572.00)      16,769  (2)
VALIC Co. II Aggressive Growth
  Lifestyle Fund                            0.55%     2,731,920.00  (2,236,093.00)     495,827  (2)
VALIC Co. II Aggressive Growth
  Lifestyle Fund                            0.75%    10,470,928.00 (10,076,333.00)     394,595  (2)
VALIC Co. II Aggressive Growth
  Lifestyle Fund                            1.45%           389.00             --          389  (1)
VALIC Co. II Aggressive Growth
  Lifestyle Fund                            1.60%         8,525.00     (17,378.00)      (8,853) (2)
VALIC Co. II Capital Appreciation Fund      0.35%        60,677.00     (48,706.00)      11,971  (2)
VALIC Co. II Capital Appreciation Fund      0.55%       307,261.00  (1,014,670.00)    (707,409) (2)
VALIC Co. II Capital Appreciation Fund      0.75%       904,092.00  (2,826,932.00)  (1,922,840) (2)
VALIC Co. II Capital Appreciation Fund      1.45%         2,470.00             --        2,470  (1)
VALIC Co. II Capital Appreciation Fund      1.60%        15,157.00     (19,026.00)      (3,869) (6)
VALIC Co. II Conservative Growth
  Lifestyle Fund                            0.35%       167,102.00    (235,942.00)     (68,840) (2)
VALIC Co. II Conservative Growth
  Lifestyle Fund                            0.55%     2,687,296.00  (2,892,639.00)    (205,343) (2)
VALIC Co. II Conservative Growth
  Lifestyle Fund                            0.75%     8,359,752.00  (9,004,360.00)    (644,608) (2)
VALIC Co. II Conservative Growth
  Lifestyle Fund                            1.45%        19,892.00      (3,904.00)      15,988  (1)
VALIC Co. II Conservative Growth
  Lifestyle Fund                            1.60%        17,503.00     (65,205.00)     (47,702) (2)
VALIC Co. II Core Bond Fund                 0.00%     3,236,050.00    (526,025.00)   2,710,025  (9)
VALIC Co. II Core Bond Fund                 0.15%       616,646.00    (685,747.00)     (69,101) (2)
VALIC Co. II Core Bond Fund                 0.35%       255,763.00    (769,071.00)    (513,308) (2)
VALIC Co. II Core Bond Fund                 0.55%    11,843,109.00  (4,515,743.00)   7,327,366  (2)
VALIC Co. II Core Bond Fund                 0.75%   122,020,765.00 (15,505,373.00) 106,515,392  (2)
VALIC Co. II Core Bond Fund                 1.45%         3,127.00         (52.00)       3,075  (1)
VALIC Co. II Core Bond Fund                 1.60%       947,371.00  (1,737,234.00)    (789,863) (6)
VALIC Co. II High Yield Bond Fund           0.35%       448,736.00    (219,173.00)     229,563  (2)
VALIC Co. II High Yield Bond Fund           0.55%     6,583,164.00  (4,056,292.00)   2,526,872  (2)
VALIC Co. II High Yield Bond Fund           0.75%    23,259,840.00 (12,522,734.00)  10,737,106  (2)
VALIC Co. II High Yield Bond Fund           1.60%     1,945,285.00    (263,195.00)   1,682,090  (6)
VALIC Co. II International
  Opportunities Fund                        0.35%       175,260.00    (178,312.00)      (3,052) (2)
VALIC Co. II International
  Opportunities Fund                        0.55%     3,245,795.00  (5,245,601.00)  (1,999,806) (2)
VALIC Co. II International
  Opportunities Fund                        0.75%    22,523,821.00 (16,541,099.00)   5,982,722  (2)
VALIC Co. II International
  Opportunities Fund                        1.60%           908.00     (14,987.00)     (14,079) (6)
VALIC Co. II Large Cap Value Fund           0.35%        28,785.00     (83,555.00)     (54,770) (2)
VALIC Co. II Large Cap Value Fund           0.55%     1,640,245.00  (1,583,642.00)      56,603  (2)
VALIC Co. II Large Cap Value Fund           0.75%     1,293,171.00  (5,949,162.00)  (4,655,991) (2)
VALIC Co. II Large Cap Value Fund           1.60%       422,649.00    (361,754.00)      60,895  (6)
VALIC Co. II Mid Cap Growth Fund            0.35%       169,819.00    (196,964.00)     (27,145) (2)
VALIC Co. II Mid Cap Growth Fund            0.55%       427,502.00  (1,741,783.00)  (1,314,281) (2)
VALIC Co. II Mid Cap Growth Fund            0.75%     7,618,621.00  (5,952,963.00)   1,665,658  (2)
VALIC Co. II Mid Cap Growth Fund            1.60%        53,986.00     (12,820.00)      41,166  (6)
VALIC Co. II Mid Cap Value Fund             0.15%       278,065.00    (509,670.00)    (231,605) (2)
VALIC Co. II Mid Cap Value Fund             0.35%       326,591.00    (182,674.00)     143,917  (2)
VALIC Co. II Mid Cap Value Fund             0.55%     1,611,351.00  (2,691,958.00)  (1,080,607) (2)
VALIC Co. II Mid Cap Value Fund             0.75%     8,634,057.00 (10,584,670.00)  (1,950,613) (2)
VALIC Co. II Mid Cap Value Fund             1.60%       325,253.00    (438,812.00)    (113,559) (6)
VALIC Co. II Moderate Growth Lifestyle
  Fund                                      0.35%       320,434.00    (232,530.00)      87,904  (2)
VALIC Co. II Moderate Growth Lifestyle
  Fund                                      0.55%     3,307,696.00  (3,203,727.00)     103,969  (2)
VALIC Co. II Moderate Growth Lifestyle
  Fund                                      0.75%    17,264,464.00 (13,636,531.00)   3,627,933  (2)
VALIC Co. II Moderate Growth Lifestyle
  Fund                                      1.45%           330.00     (15,315.00)     (14,985) (1)
VALIC Co. II Moderate Growth Lifestyle
  Fund                                      1.60%        70,840.00     (57,394.00)      13,446  (2)
VALIC Co. II Money Market II Fund           0.35%     2,616,042.00  (1,062,746.00)   1,553,296  (2)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2015.

                                         Contracts
                                           with a
                                           Total    Accumulation   Accumulation   Net Increase
Sub-accounts                             Expense of Units Issued  Units Redeemed   (Decrease)
---------------------------------------- ---------- ------------- --------------  ------------
VALIC Co. II Money Market II Fund           0.55%    9,317,723.00  (9,961,092.00)    (643,369) (2)
VALIC Co. II Money Market II Fund           0.75%   41,371,610.00 (30,309,531.00)  11,062,079  (2)
VALIC Co. II Money Market II Fund           1.60%      856,722.00  (3,949,717.00)  (3,092,995) (6)
VALIC Co. II Small Cap Growth Fund          0.35%      148,552.00    (170,728.00)     (22,176) (2)
VALIC Co. II Small Cap Growth Fund          0.55%    1,000,589.00  (1,457,414.00)    (456,825) (2)
VALIC Co. II Small Cap Growth Fund          0.75%    2,389,485.00  (5,213,021.00)  (2,823,536) (2)
VALIC Co. II Small Cap Growth Fund          1.45%          167.00             --          167  (1)
VALIC Co. II Small Cap Growth Fund          1.60%       48,340.00      (4,445.00)      43,895  (6)
VALIC Co. II Small Cap Value Fund           0.15%      345,951.00    (334,279.00)      11,672  (2)
VALIC Co. II Small Cap Value Fund           0.35%       65,761.00    (120,277.00)     (54,516) (2)
VALIC Co. II Small Cap Value Fund           0.55%    1,421,388.00  (3,259,136.00)  (1,837,748) (2)
VALIC Co. II Small Cap Value Fund           0.75%    6,604,714.00 (24,591,334.00) (17,986,620) (2)
VALIC Co. II Small Cap Value Fund           1.60%       15,145.00     (13,240.00)       1,905  (6)
VALIC Co. II Socially Responsible Fund      0.00%      560,328.00      (3,111.00)     557,217  (9)
VALIC Co. II Socially Responsible Fund      0.35%      815,363.00    (175,386.00)     639,977  (2)
VALIC Co. II Socially Responsible Fund      0.55%    8,148,217.00  (3,018,536.00)   5,129,681  (2)
VALIC Co. II Socially Responsible Fund      0.75%    9,532,669.00 (11,487,435.00)  (1,954,766) (2)
VALIC Co. II Socially Responsible Fund      1.60%      521,892.00     (44,856.00)     477,036  (6)
VALIC Co. II Strategic Bond Fund            0.35%      183,837.00    (215,333.00)     (31,496) (2)
VALIC Co. II Strategic Bond Fund            0.55%    2,895,405.00  (4,635,416.00)  (1,740,011) (2)
VALIC Co. II Strategic Bond Fund            0.75%    4,590,443.00 (13,934,772.00)  (9,344,329) (2)
VALIC Co. II Strategic Bond Fund            1.45%       10,407.00     (25,418.00)     (15,011) (1)
VALIC Co. II Strategic Bond Fund            1.60%    1,116,526.00  (1,513,112.00)    (396,586) (6)
Vanguard LifeStrategy Conservative
  Growth Fund                               0.85%       56,600.00     (95,508.00)     (38,908) (2)
Vanguard LifeStrategy Conservative
  Growth Fund                               1.05%      955,855.00  (1,098,825.00)    (142,970) (2)
Vanguard LifeStrategy Conservative
  Growth Fund                               1.25%    4,580,399.00  (4,600,268.00)     (19,869) (2)
Vanguard LifeStrategy Conservative
  Growth Fund                               2.10%        2,194.00      (8,011.00)      (5,817) (6)
Vanguard LifeStrategy Growth Fund           0.85%      145,062.00    (137,357.00)       7,705  (2)
Vanguard LifeStrategy Growth Fund           1.05%    1,177,891.00  (1,356,450.00)    (178,559) (2)
Vanguard LifeStrategy Growth Fund           1.25%    4,677,594.00  (6,180,947.00)  (1,503,353) (2)
Vanguard LifeStrategy Growth Fund           2.10%          567.00      (2,290.00)      (1,723) (6)
Vanguard LifeStrategy Moderate Growth
  Fund                                      0.85%       50,802.00    (109,621.00)     (58,819) (2)
Vanguard LifeStrategy Moderate Growth
  Fund                                      1.05%    1,388,621.00  (2,068,367.00)    (679,746) (2)
Vanguard LifeStrategy Moderate Growth
  Fund                                      1.25%    7,941,854.00  (6,881,905.00)   1,059,949  (2)
Vanguard LifeStrategy Moderate Growth
  Fund                                      2.10%       14,000.00     (94,016.00)     (80,016) (6)
Vanguard Long-Term Investment-Grade Fund    0.40%           18.00     (24,832.00)     (24,814) (2)
Vanguard Long-Term Investment-Grade Fund    0.60%      120,277.00     (89,236.00)      31,041  (2)
Vanguard Long-Term Investment-Grade Fund    0.80%      910,012.00  (2,101,116.00)  (1,191,104) (2)
Vanguard Long-Term Investment-Grade Fund    1.00%    7,348,099.00 (32,728,408.00) (25,380,309) (2), (3), (4), (5)
Vanguard Long-Term Investment-Grade Fund    1.85%       52,854.00    (682,335.00)    (629,481) (6)
Vanguard Long-Term Treasury Fund            0.40%            1.00     (60,144.00)     (60,143) (2)
Vanguard Long-Term Treasury Fund            0.60%      126,487.00    (180,641.00)     (54,154) (2)
Vanguard Long-Term Treasury Fund            0.80%    1,861,211.00  (4,056,512.00)  (2,195,301) (2)
Vanguard Long-Term Treasury Fund            1.00%    2,611,421.00  (7,146,985.00)  (4,535,564) (2), (3), (4), (5)
Vanguard Long-Term Treasury Fund            1.85%       85,103.00    (744,594.00)    (659,491) (6)
Vanguard Wellington Fund                    0.00%    1,137,992.00     (14,245.00)   1,123,747  (9)
Vanguard Wellington Fund                    0.65%    1,489,886.00  (2,145,860.00)    (655,974) (2)
Vanguard Wellington Fund                    0.85%      444,983.00    (627,700.00)    (182,717) (2)
Vanguard Wellington Fund                    1.05%    2,855,143.00  (6,701,365.00)  (3,846,222) (2)
Vanguard Wellington Fund                    1.25%    5,963,076.00 (19,741,751.00) (13,778,675) (2)
Vanguard Wellington Fund                    2.10%        4,532.00     (26,859.00)     (22,327) (6)
Vanguard Windsor II Fund                    0.65%    1,152,870.00  (2,063,572.00)    (910,702) (2)
Vanguard Windsor II Fund                    0.85%      392,959.00    (360,998.00)      31,961  (2)
Vanguard Windsor II Fund                    1.05%    2,074,393.00  (7,871,368.00)  (5,796,975) (2)
Vanguard Windsor II Fund                    1.25%    2,934,979.00 (26,648,194.00) (23,713,215) (2)
Vanguard Windsor II Fund                    2.10%       31,091.00      (6,488.00)      24,603  (6)

(1)  Offered in registered Potentia Product
(2)  Offered in Portfolio Director Product
(3)  Offered in Group Unit Purchase Product
(4)  Offered in Independence Plus Fixed and Variable Annuity Product
(5)  Offered in Impact Fixed and Variable Annuity Product
(6)  Offered in Equity Director Product
(7)  Offered in Polaris Platinum Elite
(8)  Offered in Polaris Choice Elite
(9)  Offered in Portfolio Director Group Unallocated VA

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2014.

                                   Contracts
                                     with a                Accumulation
                                     Total    Accumulation    Units     Net Increase
Sub-accounts                       Expense of Units Issued   Redeemed    (Decrease)
------------                       ---------- ------------ ------------ ------------
American Beacon Holland Large Cap
  Growth Fund                         0.60%         3,285      (19,600)     (16,315) (2)
American Beacon Holland Large Cap
  Growth Fund                         0.80%       165,143   (2,365,690)  (2,200,547) (2)
American Beacon Holland Large Cap
  Growth Fund                         1.00%       758,943   (3,074,902)  (2,315,959) (2), (3), (4), (5)
American Beacon Holland Large Cap
  Growth Fund                         1.85%       706,577   (1,962,044)  (1,255,467) (6)
Ariel Appreciation Fund               0.40%       327,107     (377,695)     (50,588) (2)
Ariel Appreciation Fund               0.60%       274,171     (170,794)     103,377  (2)
Ariel Appreciation Fund               0.80%       959,388   (2,186,015)  (1,226,627) (2)
Ariel Appreciation Fund               1.00%     7,213,923  (11,209,494)  (3,995,571) (2), (3), (4), (5)
Ariel Appreciation Fund               1.85%            95       (7,693)      (7,598) (6)
Ariel Fund                            0.40%       493,511     (667,786)    (174,275) (2)
Ariel Fund                            0.60%        48,725     (309,917)    (261,192) (2)
Ariel Fund                            0.80%     2,154,639   (5,744,311)  (3,589,672) (2)
Ariel Fund                            1.00%     2,273,264  (10,692,670)  (8,419,406) (2), (3), (4), (5)
Ariel Fund                            1.85%         4,155      (24,354)     (20,199) (6)
Invesco Balanced-Risk Commodity
  Strategy Fund                       0.60%       324,439     (171,300)     153,139  (2)
Invesco Balanced-Risk Commodity
  Strategy Fund                       0.80%     9,483,654   (1,460,820)   8,022,834  (2)
Invesco Balanced-Risk Commodity
  Strategy Fund                       1.00%    82,274,473  (21,024,747)  61,249,726  (2), (3), (4), (5)
Invesco Balanced-Risk Commodity
  Strategy Fund                       1.85%         9,538       (3,422)       6,116  (6)
SunAmerica 2020 High Watermark
  Fund                                0.60%            --       (8,714)      (8,714) (2)
SunAmerica 2020 High Watermark
  Fund                                0.80%             4     (261,465)    (261,461) (2)
SunAmerica 2020 High Watermark
  Fund                                1.00%           229   (1,642,736)  (1,642,507) (2)
VALIC Co. I Asset Allocation Fund     0.60%        15,438       (3,754)      11,684  (2)
VALIC Co. I Asset Allocation Fund     0.80%       967,910   (1,046,894)     (78,984) (2)
VALIC Co. I Asset Allocation Fund     1.00%     1,402,244   (2,077,734)    (675,490) (2), (3), (4), (5)
VALIC Co. I Asset Allocation Fund     1.85%       228,744      (30,305)     198,439  (6)
VALIC Co. I Blue Chip Growth Fund     0.60%       182,897     (304,235)    (121,338) (2)
VALIC Co. I Blue Chip Growth Fund     0.80%     4,196,676   (4,761,815)    (565,139) (2)
VALIC Co. I Blue Chip Growth Fund     1.00%     6,716,745  (26,373,334) (19,656,589) (2), (3), (4), (5)
VALIC Co. I Blue Chip Growth Fund     1.85%     2,955,342     (978,750)   1,976,592  (6)
VALIC Co. I Broad Cap Value Fund      0.60%       602,683      (31,716)     570,967  (2)
VALIC Co. I Broad Cap Value Fund      0.80%       958,146     (592,377)     365,769  (2)
VALIC Co. I Broad Cap Value Fund      1.00%     3,877,412   (2,430,118)   1,447,294  (2), (3), (4), (5)
VALIC Co. I Broad Cap Value Fund      1.85%       676,161      (90,419)     585,742  (6)
VALIC Co. I Capital Conservation
  Fund                                0.60%       798,793      (35,919)     762,874  (2)
VALIC Co. I Capital Conservation
  Fund                                0.80%     2,297,601   (2,159,345)     138,256  (2)
VALIC Co. I Capital Conservation
  Fund                                1.00%         1,832      (57,278)     (55,446) (2), (3), (4), (5)
VALIC Co. I Capital Conservation
  Fund                                1.00%     3,744,606   (3,763,997)     (19,391) (2), (3), (4), (5)
VALIC Co. I Capital Conservation
  Fund                                1.85%       138,768     (440,878)    (302,110) (6)
VALIC Co. I Core Equity Fund          0.40%         2,145     (121,757)    (119,612) (2)
VALIC Co. I Core Equity Fund          0.60%        28,084      (42,560)     (14,476) (2)
VALIC Co. I Core Equity Fund          0.80%       306,287   (1,316,964)  (1,010,677) (2)
VALIC Co. I Core Equity Fund          1.00%       143,573   (6,792,444)  (6,648,871) (2), (3), (4), (5)
VALIC Co. I Core Equity Fund          1.85%         2,661      (12,573)      (9,912) (6)
VALIC Co. I Dividend Value Fund       0.40%        10,938       (8,091)       2,847  (2)
VALIC Co. I Dividend Value Fund       0.60%       159,291     (131,909)      27,382  (2)
VALIC Co. I Dividend Value Fund       0.80%     1,638,841   (5,041,681)  (3,402,840) (2)
VALIC Co. I Dividend Value Fund       1.00%    37,252,955  (14,802,820)  22,450,135  (2), (3), (4), (5)
VALIC Co. I Dividend Value Fund       1.85%     2,755,725   (2,848,757)     (93,032) (6)
VALIC Co. I Dynamic Allocation
  Fund                                0.60%        63,497      (18,466)      45,031  (2)
VALIC Co. I Dynamic Allocation
  Fund                                0.80%     4,188,181     (925,213)   3,262,968  (2)
VALIC Co. I Dynamic Allocation
  Fund                                1.00%    55,964,961   (6,035,209)  49,929,752  (2), (3), (4), (5)
VALIC Co. I Dynamic Allocation
  Fund                                1.85%     4,170,423     (396,652)   3,773,771  (6)
VALIC Co. I Emerging Economies
  Fund                                0.40%     2,020,393   (2,126,894)    (106,501) (2)
VALIC Co. I Emerging Economies
  Fund                                0.60%       675,899   (1,007,456)    (331,557) (2)
VALIC Co. I Emerging Economies
  Fund                                0.80%    16,802,057  (27,069,347) (10,267,290) (2)
VALIC Co. I Emerging Economies
  Fund                                1.00%    80,813,598  (17,843,934)  62,969,664  (2), (3), (4), (5)
VALIC Co. I Emerging Economies
  Fund                                1.45%         9,685       (8,201)       1,484  (1)
VALIC Co. I Emerging Economies
  Fund                                1.85%     2,238,397   (3,073,337)    (834,940) (6)
VALIC Co. I Foreign Value Fund        0.40%         6,136      (48,048)     (41,912) (2)
VALIC Co. I Foreign Value Fund        0.60%       161,258     (427,506)    (266,248) (2)
VALIC Co. I Foreign Value Fund        0.80%    15,493,194  (18,290,107)  (2,796,913) (2)
VALIC Co. I Foreign Value Fund        1.00%    17,529,706  (21,389,145)  (3,859,439) (2), (3), (4), (5)
VALIC Co. I Foreign Value Fund        1.85%     1,655,742     (182,015)   1,473,727  (6)
VALIC Co. I Global Real Estate
  Fund                                0.60%       305,890     (183,452)     122,438  (2)
VALIC Co. I Global Real Estate
  Fund                                0.80%     2,779,023   (4,570,839)  (1,791,816) (2)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                               Contracts
                                 with a                Accumulation
                                 Total    Accumulation    Units     Net Increase
Sub-accounts                   Expense of Units Issued   Redeemed    (Decrease)
------------------------------ ---------- ------------ ------------ ------------
VALIC Co. I Global Real
  Estate Fund                     1.00%    74,670,747  (22,931,293)  51,739,454  (2), (3), (4), (5)
VALIC Co. I Global Real
  Estate Fund                     1.85%        49,579      (78,113)     (28,534) (6)
VALIC Co. I Global Social
  Awareness Fund                  0.40%             4      (44,139)     (44,135) (2)
VALIC Co. I Global Social
  Awareness Fund                  0.60%       299,734     (189,046)     110,688  (2)
VALIC Co. I Global Social
  Awareness Fund                  0.80%     1,585,645   (2,694,118)  (1,108,473) (2)
VALIC Co. I Global Social
  Awareness Fund                  1.00%       816,881   (4,418,482)  (3,601,601) (2), (3), (4), (5)
VALIC Co. I Global Social
  Awareness Fund                  1.85%        45,478         (791)      44,687  (6)
VALIC Co. I Global Strategy
  Fund                            0.60%       564,857     (354,342)     210,515  (2)
VALIC Co. I Global Strategy
  Fund                            0.80%     1,731,696   (8,046,146)  (6,314,450) (2)
VALIC Co. I Global Strategy
  Fund                            1.00%     1,950,076  (13,687,212) (11,737,136) (2), (3), (4), (5)
VALIC Co. I Global Strategy
  Fund                            1.85%        91,145      (64,587)      26,558  (6)
VALIC Co. I Government
  Securities Fund                 0.60%       133,968     (322,389)    (188,421) (2)
VALIC Co. I Government
  Securities Fund                 0.80%     1,250,755   (2,702,275)  (1,451,520) (2)
VALIC Co. I Government
  Securities Fund                 1.00%     1,438,962   (4,603,971)  (3,165,009) (2), (3), (4), (5)
VALIC Co. I Government
  Securities Fund                 1.85%        19,050      (51,476)     (32,426) (6)
VALIC Co. I Growth & Income
  Fund                            0.60%       114,688      (82,468)      32,220  (2)
VALIC Co. I Growth & Income
  Fund                            0.80%       591,320     (671,639)     (80,319) (2)
VALIC Co. I Growth & Income
  Fund                            1.00%     1,749,740   (2,161,537)    (411,797) (2), (3), (4), (5)
VALIC Co. I Growth & Income
  Fund                            1.45%           168         (384)        (216) (1)
VALIC Co. I Growth & Income
  Fund                            1.85%        11,769      (24,957)     (13,188) (6)
VALIC Co. I Growth Fund           0.40%       698,740   (1,565,293)    (866,553) (2)
VALIC Co. I Growth Fund           0.60%       175,293     (457,692)    (282,399) (2)
VALIC Co. I Growth Fund           0.80%       405,975   (9,978,000)  (9,572,025) (2)
VALIC Co. I Growth Fund           1.00%    35,079,595  (52,189,693) (17,110,098) (2), (3), (4), (5)
VALIC Co. I Growth Fund           1.45%           166         (778)        (612) (1)
VALIC Co. I Growth Fund           1.85%        16,459      (13,871)       2,588  (6)
VALIC Co. I Health Sciences
  Fund                            0.60%       457,312     (288,906)     168,406  (2)
VALIC Co. I Health Sciences
  Fund                            0.80%     3,920,729   (3,031,637)     889,092  (2)
VALIC Co. I Health Sciences
  Fund                            1.00%    16,682,287   (6,338,134)  10,344,153  (2), (3), (4), (5)
VALIC Co. I Health Sciences
  Fund                            1.85%        92,574     (118,192)     (25,618) (6)
VALIC Co. I Inflation
  Protected Fund                  0.60%       265,300     (429,193)    (163,893) (2)
VALIC Co. I Inflation
  Protected Fund                  0.80%     3,555,527   (3,112,253)     443,274  (2)
VALIC Co. I Inflation
  Protected Fund                  1.00%    33,529,691  (11,335,655)  22,194,036  (2), (3), (4), (5)
VALIC Co. I Inflation
  Protected Fund                  1.85%       129,226     (215,383)     (86,157) (6)
VALIC Co. I International
  Equities Index Fund             0.60%       268,841     (357,594)     (88,753) (2)
VALIC Co. I International
  Equities Index Fund             0.80%     8,888,752  (17,628,098)  (8,739,346) (2)
VALIC Co. I International
  Equities Index Fund             1.00%    21,673,352  (58,963,053) (37,289,701) (2), (3), (4), (5)
VALIC Co. I International
  Equities Index Fund             1.85%     1,191,491   (2,091,929)    (900,438) (6)
VALIC Co. I International
  Government Bond Fund            0.40%           660       (6,687)      (6,027) (2)
VALIC Co. I International
  Government Bond Fund            0.60%        24,183     (114,151)     (89,968) (2)
VALIC Co. I International
  Government Bond Fund            0.80%     4,630,875   (5,309,878)    (679,003) (2)
VALIC Co. I International
  Government Bond Fund            1.00%     5,604,580   (6,949,646)  (1,345,066) (2), (3), (4), (5)
VALIC Co. I International
  Government Bond Fund            1.85%       895,843      (74,610)     821,233  (6)
VALIC Co. I International
  Growth Fund                     0.60%       178,443     (414,893)    (236,450) (2)
VALIC Co. I International
  Growth Fund                     0.80%     4,701,431  (10,637,370)  (5,935,939) (2)
VALIC Co. I International
  Growth Fund                     1.00%     2,436,547  (14,936,101) (12,499,554) (2), (3), (4), (5)
VALIC Co. I International
  Growth Fund                     1.85%       618,690   (1,558,343)    (939,653) (6)
VALIC Co. I Large Cap Core
  Fund                            0.60%       159,949      (72,041)      87,908  (2)
VALIC Co. I Large Cap Core
  Fund                            0.80%       755,842   (7,503,041)  (6,747,199) (2)
VALIC Co. I Large Cap Core
  Fund                            1.00%     3,758,279   (6,534,511)  (2,776,232) (2), (3), (4), (5)
VALIC Co. I Large Cap Core
  Fund                            1.85%       378,026   (1,692,581)  (1,314,555) (6)
VALIC Co. I Large Capital
  Growth Fund                     0.40%       316,579     (399,209)     (82,630) (2)
VALIC Co. I Large Capital
  Growth Fund                     0.60%        60,233     (308,501)    (248,268) (2)
VALIC Co. I Large Capital
  Growth Fund                     0.80%     1,520,153   (5,722,109)  (4,201,956) (2)
VALIC Co. I Large Capital
  Growth Fund                     1.00%       868,544  (16,398,538) (15,529,994) (2), (3), (4), (5)
VALIC Co. I Large Capital
  Growth Fund                     1.45%         5,456       (2,857)       2,599  (1)
VALIC Co. I Large Capital
  Growth Fund                     1.85%        25,372      (20,560)       4,812  (6)
VALIC Co. I Mid Cap Index Fund    0.40%       861,163   (1,002,456)    (141,293) (2)
VALIC Co. I Mid Cap Index Fund    0.60%        54,903     (168,065)    (113,162) (2)
VALIC Co. I Mid Cap Index Fund    0.80%       197,773   (2,351,404)  (2,153,631) (2)
VALIC Co. I Mid Cap Index Fund    1.00%     1,391,393   (9,781,802)  (8,390,409) (2), (3), (4), (5)
VALIC Co. I Mid Cap Index Fund    1.45%         4,062       (2,835)       1,227  (1)
VALIC Co. I Mid Cap Index Fund    1.85%     2,858,868   (3,202,127)    (343,259) (6)
VALIC Co. I Mid Cap Strategic
  Growth Fund                     0.40%       151,325     (200,334)     (49,009) (2)
VALIC Co. I Mid Cap Strategic
  Growth Fund                     0.60%       153,492     (492,314)    (338,822) (2)
VALIC Co. I Mid Cap Strategic
  Growth Fund                     0.80%     2,738,624   (6,964,873)  (4,226,249) (2)
VALIC Co. I Mid Cap Strategic
  Growth Fund                     1.00%     2,663,803  (13,118,081) (10,454,278) (2), (3), (4), (5)
VALIC Co. I Mid Cap Strategic
  Growth Fund                     1.45%           842       (2,111)      (1,269) (1)
VALIC Co. I Mid Cap Strategic
  Growth Fund                     1.85%       807,207     (463,313)     343,894  (6)
VALIC Co. I Money Market I
  Fund                            0.40%     1,014,360   (1,356,126)    (341,766) (2)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                               Contracts
                                 with a                Accumulation
                                 Total    Accumulation    Units     Net Increase
Sub-accounts                   Expense of Units Issued   Redeemed    (Decrease)
-----------------------------  ---------- ------------ ------------ ------------
VALIC Co. I Money Market I
  Fund                            0.60%       800,348     (588,848)     211,500  (2)
VALIC Co. I Money Market I
  Fund                            0.80%     7,784,445   (9,096,302)  (1,311,857) (2)
VALIC Co. I Money Market I
  Fund                            1.00%        12,258      (23,012)     (10,754) (2), (3), (4), (5)
VALIC Co. I Money Market I
  Fund                            1.00%    33,570,548  (40,580,402)  (7,009,854) (2), (3), (4), (5)
VALIC Co. I Money Market I
  Fund                            1.45%         2,605       (5,416)      (2,811) (1)
VALIC Co. I Money Market I
  Fund                            1.85%     1,962,471   (3,409,929)  (1,447,458) (6)
VALIC Co. I Nasdaq-100 Index
  Fund                            0.60%       682,390     (658,306)      24,084  (2)
VALIC Co. I Nasdaq-100 Index
  Fund                            0.80%     5,874,922   (4,102,492)   1,772,430  (2)
VALIC Co. I Nasdaq-100 Index
  Fund                            1.00%    22,251,631   (8,942,079)  13,309,552  (2), (3), (4), (5)
VALIC Co. I Nasdaq-100 Index
  Fund                            1.85%       661,782     (395,845)     265,937  (6)
VALIC Co. I Science &
  Technology Fund                 0.40%       715,920   (1,183,861)    (467,941) (2)
VALIC Co. I Science &
  Technology Fund                 0.60%       108,615     (144,934)     (36,319) (2)
VALIC Co. I Science &
  Technology Fund                 0.80%     1,535,265   (4,175,313)  (2,640,048) (2)
VALIC Co. I Science &
  Technology Fund                 1.00%     1,009,664  (11,037,874) (10,028,210) (2), (3), (4), (5)
VALIC Co. I Science &
  Technology Fund                 1.45%         3,982      (11,180)      (7,198) (1)
VALIC Co. I Science &
  Technology Fund                 1.85%       162,749      (17,718)     145,031  (6)
VALIC Co. I Small Cap
  Aggressive Growth Fund          0.60%        74,287     (100,981)     (26,694) (2)
VALIC Co. I Small Cap
  Aggressive Growth Fund          0.80%     5,211,475   (6,631,442)  (1,419,967) (2)
VALIC Co. I Small Cap
  Aggressive Growth Fund          1.00%     2,438,584   (7,636,999)  (5,198,415) (2), (3), (4), (5)
VALIC Co. I Small Cap
  Aggressive Growth Fund          1.85%       245,592     (299,045)     (53,453) (6)
VALIC Co. I Small Cap Fund        0.40%            --           --           --  (2)
VALIC Co. I Small Cap Fund        0.60%        31,558     (126,602)     (95,044) (2)
VALIC Co. I Small Cap Fund        0.80%       405,947   (1,653,703)  (1,247,756) (2)
VALIC Co. I Small Cap Fund        1.00%       215,362   (7,451,254)  (7,235,892) (2), (3), (4), (5)
VALIC Co. I Small Cap Fund        1.85%         6,189      (60,204)     (54,015) (6)
VALIC Co. I Small Cap Index
  Fund                            0.40%       825,146     (960,738)    (135,592) (2)
VALIC Co. I Small Cap Index
  Fund                            0.60%        64,232     (134,527)     (70,295) (2)
VALIC Co. I Small Cap Index
  Fund                            0.80%       436,427   (4,821,968)  (4,385,541) (2)
VALIC Co. I Small Cap Index
  Fund                            1.00%     2,956,250  (11,260,877)  (8,304,627) (2), (3), (4), (5)
VALIC Co. I Small Cap Index
  Fund                            1.45%         7,437       (4,150)       3,287  (1)
VALIC Co. I Small Cap Index
  Fund                            1.85%     1,838,475     (812,310)   1,026,165  (6)
VALIC Co. I Small Cap Special
  Values Fund                     0.60%       255,826     (496,724)    (240,898) (2)
VALIC Co. I Small Cap Special
  Values Fund                     0.80%       585,262   (6,811,739)  (6,226,477) (2)
VALIC Co. I Small Cap Special
  Values Fund                     1.00%     1,295,905   (9,661,584)  (8,365,679) (2), (3), (4), (5)
VALIC Co. I Small Cap Special
  Values Fund                     1.85%           292         (288)           4  (6)
VALIC Co. I Small Mid Growth
  Fund                            0.60%        21,780      (65,837)     (44,057) (2)
VALIC Co. I Small Mid Growth
  Fund                            0.80%       431,506   (1,986,524)  (1,555,018) (2)
VALIC Co. I Small Mid Growth
  Fund                            1.00%     3,270,088  (13,459,350) (10,189,262) (2), (3), (4), (5)
VALIC Co. I Small Mid Growth
  Fund                            1.85%        21,337      (13,952)       7,385  (6)
VALIC Co. I Stock Index Fund      0.40%     1,602,422   (3,367,327)  (1,764,905) (2)
VALIC Co. I Stock Index Fund      0.43%         1,521      (19,209)     (17,688) (3)
VALIC Co. I Stock Index Fund      0.60%        97,283     (763,416)    (666,133) (2)
VALIC Co. I Stock Index Fund      0.80%       199,567  (10,935,062) (10,735,495) (2)
VALIC Co. I Stock Index Fund      1.00%        12,301     (399,515)    (387,214) (2), (3), (4), (5)
VALIC Co. I Stock Index Fund      1.00%     3,309,990  (26,288,653) (22,978,663) (2), (3), (4), (5)
VALIC Co. I Stock Index Fund      1.00%         8,588      (72,925)     (64,337) (2), (3), (4), (5)
VALIC Co. I Stock Index Fund      1.45%         1,903       (1,730)         173  (1)
VALIC Co. I Stock Index Fund      1.85%     3,608,520     (682,808)   2,925,712  (6)
VALIC Co. I Value Fund            0.60%        13,413      (63,378)     (49,965) (2)
VALIC Co. I Value Fund            0.80%       473,820   (1,563,823)  (1,090,003) (2)
VALIC Co. I Value Fund            1.00%       782,823   (6,653,640)  (5,870,817) (2), (3), (4), (5)
VALIC Co. I Value Fund            1.85%        13,288       (8,464)       4,824  (6)
VALIC Co. II Aggressive
  Growth Lifestyle Fund           0.35%       106,350      (98,112)       8,238  (2)
VALIC Co. II Aggressive
  Growth Lifestyle Fund           0.55%     3,274,242   (1,404,238)   1,870,004  (2)
VALIC Co. II Aggressive
  Growth Lifestyle Fund           0.75%    17,361,110   (4,011,366)  13,349,744  (2)
VALIC Co. II Aggressive
  Growth Lifestyle Fund           1.45%         6,783      (26,521)     (19,738) (1)
VALIC Co. II Aggressive
  Growth Lifestyle Fund           1.85%       118,638     (180,841)     (62,203) (6)
VALIC Co. II Capital
  Appreciation Fund               0.35%        68,464      (99,264)     (30,800) (2)
VALIC Co. II Capital
  Appreciation Fund               0.55%       531,897     (899,428)    (367,531) (2)
VALIC Co. II Capital
  Appreciation Fund               0.75%     1,901,827   (3,155,967)  (1,254,140) (2)
VALIC Co. II Capital
  Appreciation Fund               1.45%         1,962           --        1,962  (1)
VALIC Co. II Capital
  Appreciation Fund               1.60%        11,637       (8,510)       3,127  (6)
VALIC Co. II Conservative
  Growth Lifestyle Fund           0.35%       167,217     (131,891)      35,326  (2)
VALIC Co. II Conservative
  Growth Lifestyle Fund           0.55%     4,948,460   (4,744,365)     204,095  (2)
VALIC Co. II Conservative
  Growth Lifestyle Fund           0.75%    17,720,900   (5,140,522)  12,580,378  (2)
VALIC Co. II Conservative
  Growth Lifestyle Fund           1.45%        13,537      (46,237)     (32,700) (1)
VALIC Co. II Conservative
  Growth Lifestyle Fund           1.85%        12,745      (25,742)     (12,997) (6)
VALIC Co. II Core Bond Fund       0.15%       671,093     (879,181)    (208,088) (2)
VALIC Co. II Core Bond Fund       0.35%       310,887   (1,371,856)  (1,060,969) (2)
VALIC Co. II Core Bond Fund       0.55%     7,463,256   (3,106,989)   4,356,267  (2)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                               Contracts
                                 with a                Accumulation
                                 Total    Accumulation    Units     Net Increase
Sub-accounts                   Expense of Units Issued   Redeemed    (Decrease)
-----------------------------  ---------- ------------ ------------ ------------
VALIC Co. II Core Bond Fund       0.75%    39,564,074  (38,125,678)   1,438,396  (2)
VALIC Co. II Core Bond Fund       1.45%         3,056       (5,470)      (2,414) (1)
VALIC Co. II Core Bond Fund       1.60%       525,385     (414,170)     111,215  (6)
VALIC Co. II High Yield Bond
  Fund                            0.35%       545,246      (93,240)     452,006  (2)
VALIC Co. II High Yield Bond
  Fund                            0.55%     5,815,328   (3,044,858)   2,770,470  (2)
VALIC Co. II High Yield Bond
  Fund                            0.75%    11,593,475   (7,167,380)   4,426,095  (2)
VALIC Co. II High Yield Bond
  Fund                            1.60%     1,532,312   (2,230,238)    (697,926) (6)
VALIC Co. II International
  Opportunities Fund              0.35%        38,213     (135,400)     (97,187) (2)
VALIC Co. II International
  Opportunities Fund              0.55%    10,121,354   (2,572,308)   7,549,046  (2)
VALIC Co. II International
  Opportunities Fund              0.75%    21,173,172  (24,755,508)  (3,582,336) (2)
VALIC Co. II International
  Opportunities Fund              1.60%         6,220       (1,493)       4,727  (6)
VALIC Co. II Large Cap Value
  Fund                            0.35%        53,973     (173,331)    (119,358) (2)
VALIC Co. II Large Cap Value
  Fund                            0.55%       629,669   (1,970,357)  (1,340,688) (2)
VALIC Co. II Large Cap Value
  Fund                            0.75%     1,302,623   (5,398,546)  (4,095,923) (2)
VALIC Co. II Large Cap Value
  Fund                            1.60%     2,361,216   (2,619,494)    (258,278) (6)
VALIC Co. II Mid Cap Growth
  Fund                            0.35%       110,551     (228,562)    (118,011) (2)
VALIC Co. II Mid Cap Growth
  Fund                            0.55%       592,343   (2,348,671)  (1,756,328) (2)
VALIC Co. II Mid Cap Growth
  Fund                            0.75%     5,425,035   (7,550,417)  (2,125,382) (2)
VALIC Co. II Mid Cap Growth
  Fund                            1.60%       376,161     (824,319)    (448,158) (6)
VALIC Co. II Mid Cap Value        0.15%       298,938     (705,219)    (406,281) (2)
VALIC Co. II Mid Cap Value        0.35%       322,432     (202,531)     119,901  (2)
VALIC Co. II Mid Cap Value        0.55%       171,282   (3,721,522)  (3,550,240) (2)
VALIC Co. II Mid Cap Value        0.75%     3,741,116   (8,576,232)  (4,835,116) (2)
VALIC Co. II Mid Cap Value        1.60%     1,511,630   (1,428,074)      83,556  (6)
VALIC Co. II Moderate Growth
  Lifestyle Fund                  0.35%       373,468     (187,524)     185,944  (2)
VALIC Co. II Moderate Growth
  Lifestyle Fund                  0.55%     5,103,708   (2,891,309)   2,212,399  (2)
VALIC Co. II Moderate Growth
  Lifestyle Fund                  0.75%    32,127,889   (4,457,979)  27,669,910  (2)
VALIC Co. II Moderate Growth
  Lifestyle Fund                  1.45%        10,018      (33,166)     (23,148) (1)
VALIC Co. II Moderate Growth
  Lifestyle Fund                  1.85%        83,438      (17,349)      66,089  (6)
VALIC Co. II Money Market II
  Fund                            0.35%     3,012,041   (1,340,014)   1,672,027  (2)
VALIC Co. II Money Market II
  Fund                            0.55%    10,381,058  (13,901,870)  (3,520,812) (2)
VALIC Co. II Money Market II
  Fund                            0.75%    25,228,021  (41,279,406) (16,051,385) (2)
VALIC Co. II Money Market II
  Fund                            1.60%    10,874,660  (10,610,209)     264,451  (6)
VALIC Co. II Small Cap Growth
  Fund                            0.35%        94,180     (193,625)     (99,445) (2)
VALIC Co. II Small Cap Growth
  Fund                            0.55%     1,297,801   (1,902,802)    (605,001) (2)
VALIC Co. II Small Cap Growth
  Fund                            0.75%     3,885,755   (7,030,888)  (3,145,133) (2)
VALIC Co. II Small Cap Growth
  Fund                            1.45%           177         (898)        (721) (1)
VALIC Co. II Small Cap Growth
  Fund                            1.60%       247,517     (506,378)    (258,861) (6)
VALIC Co. II Small Cap Value
  Fund                            0.15%       268,922     (449,195)    (180,273) (2)
VALIC Co. II Small Cap Value
  Fund                            0.35%        47,160     (220,578)    (173,418) (2)
VALIC Co. II Small Cap Value
  Fund                            0.55%     4,456,310   (1,678,238)   2,778,072  (2)
VALIC Co. II Small Cap Value
  Fund                            0.75%     3,733,493   (6,606,105)  (2,872,612) (2)
VALIC Co. II Small Cap Value
  Fund                            1.60%       194,394     (178,312)      16,082  (6)
VALIC Co. II Socially
  Responsible Fund                0.35%       805,420     (169,883)     635,537  (2)
VALIC Co. II Socially
  Responsible Fund                0.55%    15,385,528   (2,941,515)  12,444,013  (2)
VALIC Co. II Socially
  Responsible Fund                0.75%     1,683,325  (22,841,446) (21,158,121) (2)
VALIC Co. II Socially
  Responsible Fund                1.60%       118,267      (80,495)      37,772  (6)
VALIC Co. II Strategic Bond
  Fund                            0.35%       106,130     (330,010)    (223,880) (2)
VALIC Co. II Strategic Bond
  Fund                            0.55%     2,429,531   (2,778,019)    (348,488) (2)
VALIC Co. II Strategic Bond
  Fund                            0.75%     7,657,061   (8,052,025)    (394,964) (2)
VALIC Co. II Strategic Bond
  Fund                            1.45%         6,457       (8,119)      (1,662) (1)
VALIC Co. II Strategic Bond
  Fund                            1.60%     2,072,145     (794,052)   1,278,093  (6)
Vanguard LifeStrategy
  Conservative Growth Fund        0.85%       225,542     (265,144)     (39,602) (2)
Vanguard LifeStrategy
  Conservative Growth Fund        1.05%     1,138,288     (975,488)     162,800  (2)
Vanguard LifeStrategy
  Conservative Growth Fund        1.25%     3,848,540   (3,893,005)     (44,465) (2)
Vanguard LifeStrategy
  Conservative Growth Fund        2.10%         1,386       (8,413)      (7,027) (6)
Vanguard LifeStrategy Growth
  Fund                            0.85%       121,622      (70,009)      51,613  (2)
Vanguard LifeStrategy Growth
  Fund                            1.05%     1,078,201   (1,306,147)    (227,946) (2)
Vanguard LifeStrategy Growth
  Fund                            1.25%     4,544,241   (4,616,159)     (71,918) (2)
Vanguard LifeStrategy Growth
  Fund                            2.10%         5,238       (1,213)       4,025  (6)
Vanguard LifeStrategy
  Moderate Growth Fund            0.85%        17,977     (109,083)     (91,106) (2)
Vanguard LifeStrategy
  Moderate Growth Fund            1.05%     1,358,717   (1,684,348)    (325,631) (2)
Vanguard LifeStrategy
  Moderate Growth Fund            1.25%     6,468,711   (6,670,475)    (201,764) (2)
Vanguard LifeStrategy
  Moderate Growth Fund            2.10%        34,664      (38,544)      (3,880) (6)
Vanguard Long-Term
  Investment-Grade Fund           0.40%             1       (2,458)      (2,457) (2)
Vanguard Long-Term
  Investment-Grade Fund           0.60%        73,648     (133,688)     (60,040) (2)
Vanguard Long-Term
  Investment-Grade Fund           0.80%     1,467,182   (2,561,086)  (1,093,904) (2)
Vanguard Long-Term
  Investment-Grade Fund           1.00%    24,490,848   (4,283,988)  20,206,860  (2), (3), (4), (5)
Vanguard Long-Term
  Investment-Grade Fund           2.10%       108,050     (481,223)    (373,173) (6)
Vanguard Long-Term Treasury
  Fund                            0.40%             2      (59,697)     (59,695) (2)

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                               Contracts
                                 with a                Accumulation
                                 Total    Accumulation    Units     Net Increase
Sub-accounts                   Expense of Units Issued   Redeemed    (Decrease)
-----------------------------  ---------- ------------ ------------ ------------
Vanguard Long-Term Treasury
  Fund                            0.60%      126,504      (159,761)     (33,257) (2)
Vanguard Long-Term Treasury
  Fund                            0.80%    2,432,926    (3,382,182)    (949,256) (2)
Vanguard Long-Term Treasury
  Fund                            1.00%    2,468,669    (8,033,767)  (5,565,098) (2), (3), (4), (5)
Vanguard Long-Term Treasury
  Fund                            2.10%      124,196      (405,163)    (280,967) (6)
Vanguard Wellington Fund          0.65%    1,582,695    (1,706,378)    (123,683) (2)
Vanguard Wellington Fund          0.85%      360,217      (754,055)    (393,838) (2)
Vanguard Wellington Fund          1.05%    2,169,254    (5,940,543)  (3,771,289) (2)
Vanguard Wellington Fund          1.25%    3,725,943   (16,388,137) (12,662,194) (2)
Vanguard Wellington Fund          2.10%       66,478       (80,599)     (14,121) (6)
Vanguard Windsor II Fund          0.65%    1,350,059    (1,926,806)    (576,747) (2)
Vanguard Windsor II Fund          0.85%      258,282      (446,290)    (188,008) (2)
Vanguard Windsor II Fund          1.05%    4,097,270    (6,574,815)  (2,477,545) (2)
Vanguard Windsor II Fund          1.25%    5,810,525   (19,214,136) (13,403,611) (2)
Vanguard Windsor II Fund          2.10%       39,435       (27,932)      11,503  (6)

(1) Offered in registered Potentia Product
(2) Offered in Portfolio Director Product
(3) Offered in Group Unit Purchase Product
(4) Offered in Independence Plus Fixed and Variable Annuity Product
(5) Offered in Impact Fixed and Variable Annuity Product
(6) Offered in Equity Director Product

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                          At December 31                         For the year ended December 31
                               -------------------------------------   ---------------------------------------------------
                                           Unit Value                  Investment
                                            Lowest to       Net Assets   Income                       Total Return Lowest to
                                 Units   Highest ($) /(5)/   ($)/(4)/  Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               --------- ----------------   ---------- ---------- -----------------   ----------------------
American Beacon Holland Large Cap Growth Fund I
2015                              36,403   1.59 to 1.85        64,145     0.00%    0.40% to 1.85%          4.40% to 5.71%
2014                              40,202   1.52 to 1.75        67,191     0.00%    0.40% to 1.85%          5.03% to 6.35%
2013                              45,990   1.45 to 1.64        72,347     0.00%    0.40% to 1.85%        29.79% to 31.42%
2012                              51,966   1.12 to 1.25        62,551     0.06%    0.40% to 1.85%        10.12% to 11.51%
2011                              50,904   1.01 to 1.12        55,164     0.00%    0.40% to 1.85%          1.49% to 2.97%
Ariel Appreciation Fund
2015                             126,207   1.49 to 1.71       374,597     0.98%    0.40% to 1.85%        -7.94% to -6.59%
2014                             146,499   1.62 to 1.83       469,227     0.70%    0.40% to 1.85%          6.17% to 7.72%
2013                             151,676   1.53 to 1.70       453,673     0.91%    0.40% to 1.85%        43.53% to 45.63%
2012                             139,223   1.07 to 2.20       287,615     0.83%    0.40% to 1.85%        17.16% to 18.87%
2011                             146,226   0.91 to 1.85       255,760     0.37%    0.40% to 1.85%        -9.04% to -7.72%
Ariel Fund
2015                             139,624   1.50 to 1.57       419,231     0.64%    0.40% to 1.85%        -5.86% to -4.48%
2014                             151,989   1.59 to 1.65       482,738     0.55%    0.40% to 1.85%         8.92% to 10.51%
2013                             164,454   1.46 to 1.49       476,196     0.64%    0.40% to 1.85%        42.03% to 44.10%
2012                             172,615   1.03 to 2.18       349,450     0.96%    0.40% to 1.85%        18.11% to 19.84%
2011                             192,640   0.86 to 1.82       328,302     0.19%    0.40% to 1.85%      -12.96% to -11.70%
AST Capital Appreciation Portfolio Class 3
2015                                  18 22.39 to 23.64           419     0.00%    1.30% to 1.90%      123.85% to 136.42%
AST Government and Quality Bond Portfolio Class 3
2015                                  26 11.72 to 12.26           322     1.54%    1.30% to 1.90%        22.58% to 31.52%
Franklin Income Securities Fund
2015                                  38 11.95 to 12.59           470     0.00%    1.30% to 1.90%        19.55% to 25.90%
Invesco Balanced-Risk Commodity Strategy Fund R5
2015                             420,763   0.56 to 0.59       245,672     0.00%    0.40% to 1.85%      -18.00% to -16.97%
2014                             356,397   0.69 to 0.71       251,573     0.00%    0.40% to 1.85%      -17.33% to -16.29%
2013                             286,965   0.83 to 0.85       242,808     0.00%    0.40% to 1.85%      -15.49% to -14.42%
2012                             215,787   0.98 to 1.00       214,139     2.46%    0.40% to 1.85%        -1.77% to -3.01%
2011                               4,938   0.97 to 0.97         4,772     0.08%    0.40% to 1.85%        -3.30% to -3.24%
Invesco VI Comstock Fund Series II
2015                                  19 13.79 to 14.46           265     2.49%    1.30% to 1.90%        37.85% to 44.64%
Invesco VI Growth and Income Fund Series II
2015                                  20 14.10 to 14.81           294     3.86%    1.30% to 1.90%        41.05% to 48.07%
Lord Abbett Growth and Income Portfolio Class VC
2015                                  -- 12.64 to 12.85            10     2.54%    1.30% to 1.90%        26.42% to 28.51%
SAST Alliance Growth Portfolio Class 3
2015                                   4 19.49 to 19.49            71     0.00%    1.30% to 1.90%        94.95% to 94.95%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                       At December 31                      For the year ended December 31
                               ------------------------------    ---------------------------------------------------
                                       Unit Value         Net    Investment
                                        Lowest to       Assets     Income                       Total Return Lowest to
                               Units Highest ($) /(5)/  ($)/(4)/ Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ----- ----------------   -------  ---------- -----------------   ----------------------
SAST American Funds Asset Allocation Portfolio Class 3
2015                               6 14.29 to 14.68         90      2.63%    1.30% to 1.90%        42.85% to 46.77%
SAST American Funds Global Growth Portfolio Class 3
2015                              10 15.78 to 16.57        166      0.88%    1.30% to 1.90%        57.78% to 65.68%
SAST American Funds Growth Portfolio Class 3
2015                              12 15.42 to 16.17        192      1.06%    1.30% to 1.90%        54.21% to 61.69%
SAST American Funds Growth-Income Portfolio Class 3
2015                               6 14.82 to 15.21         95      0.63%    1.30% to 1.90%        48.24% to 52.12%
SAST Balanced Portfolio Class 3
2015                               7 15.12 to 15.39        112      0.00%    1.30% to 1.90%        51.22% to 53.86%
SAST Blue Chip Growth Portfolio Class 3
2015                               7 15.48 to 16.28        109      0.23%    1.30% to 1.90%        54.77% to 62.81%
SAST Capital Growth Portfolio Class 3
2015                               8 14.37 to 15.14        126      0.00%    1.30% to 1.90%        43.67% to 51.39%
SAST Cash Management Portfolio Class 3
2015                               5   9.11 to 9.11         51      0.00%    1.30% to 1.90%        -8.88% to -8.88%
SAST Corporate Bond Portfolio Class 3
2015                              22 15.32 to 15.77        339      5.87%    1.30% to 1.90%        28.68% to 57.66%
SA Legg Mason BW Large Cap Value Class 3
2015                              12 13.71 to 14.38        170      0.33%    1.30% to 1.90%        37.13% to 43.80%
SAST Dogs of Wall Street Portfolio Class 3
2015                               9 18.23 to 19.19        173      2.14%    1.30% to 1.90%        82.27% to 91.95%
SAST Dynamic Allocation Portfolio Class 3
2015                           1,808 11.47 to 11.75     21,228      1.14%    1.30% to 1.90%        14.73% to 17.49%
SAST Emerging Markets Portfolio Class 3
2015                               6   8.57 to 9.02         55      2.46%    1.30% to 1.90%       -14.34% to -9.84%
SAST Equity Opportunities Portfolio Class 3
2015                              30 15.00 to 15.77        463      0.66%    1.30% to 1.90%        50.01% to 57.65%
SAST Foreign Value Portfolio Class 3
2015                              11  9.79 to 10.26        108      2.85%    1.30% to 1.90%         -2.11% to 2.58%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                       At December 31                      For the year ended December 31
                               ------------------------------    ---------------------------------------------------
                                       Unit Value         Net    Investment
                                        Lowest to       Assets     Income                       Total Return Lowest to
                               Units Highest ($) /(5)/  ($)/(4)/ Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ----- ----------------   -------  ---------- -----------------   ----------------------
SAST Global Bond Portfolio Class 3
2015                              12 11.51 to 12.05        147      0.00%    1.30% to 1.90%       20.51% to 53.25%
SAST Growth Opportunities Portfolio Class 3
2015                               1 17.59 to 17.59         21      0.00%    1.30% to 1.90%       75.86% to 75.86%
SAST Growth-Income Portfolio Class 3
2015                              19 14.48 to 15.14        278      2.24%    1.30% to 1.90%       44.79% to 51.42%
SAST High-Yield Bond Portfolio Class 3
2015                               7 12.51 to 12.89         84      7.00%    1.30% to 1.90%       25.09% to 28.93%
SAST International Diversified Equities Portfolio
2015                              10  9.81 to 10.32        101      2.60%    1.30% to 1.90%        -1.93% to 3.17%
SAST Marsico Focused Growth Portfolio Class 3
2015                               7 15.60 to 16.43        108      0.00%    1.30% to 1.90%       55.98% to 64.29%
SAST MFS Massachusetts Investors Trust Portfolio
2015                              17 15.98 to 16.87        288      0.85%    1.30% to 1.90%       59.78% to 68.67%
SAST MFS Total Return Portfolio Class 3
2015                               4 14.02 to 14.26         56      0.80%    1.30% to 1.90%       40.21% to 42.60%
SAST Mid-Cap Growth Portfolio Class 3
2015                               3 19.49 to 20.00         54      0.00%    1.30% to 1.90%       94.85% to 99.98%
SAST Protected Asset Allocation SAST Portfolio Class 3
2015                             434 11.65 to 11.78      5,106      0.00%    1.30% to 1.90%       16.53% to 17.81%
SAST Real Estate Portfolio Class 3
2015                               1 11.63 to 11.83         12      1.56%    1.30% to 1.90%       16.32% to 18.29%
SAST Small & Mid Cap Value Portfolio Class 3
2015                               4 16.66 to 17.48         77      0.46%    1.30% to 1.90%       66.63% to 74.78%
SAST Small Company Value Portfolio Class 3
2015                               6 13.44 to 14.09         79      0.10%    1.30% to 1.90%       34.43% to 40.91%
SAST SunAmerica Dynamic Strategy Portfolio Class 3
2015                           1,617 11.38 to 11.63     18,800      0.95%    1.30% to 1.90%       13.85% to 16.29%
SAST Technology Portfolio Class 3
2015                               2 17.35 to 17.65         28      0.00%    1.30% to 1.90%       73.47% to 76.48%
SAST Telecom Utility Portfolio Class 3
2015                               0 15.42 to 15.42          2      0.00%    1.30% to 1.90%       54.18% to 54.18%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                       At December 31                       For the year ended December 31
                               -------------------------------    ---------------------------------------------------
                                        Unit Value         Net    Investment
                                         Lowest to       Assets     Income                       Total Return Lowest to
                               Units  Highest ($) /(5)/  ($)/(4)/ Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------ ----------------   -------  ---------- -----------------   ----------------------
SAST Total Return Bond Portfolio Class 3
2015                               43 13.15 to 13.66        584      1.53%    1.30% to 1.90%       15.13% to 36.56%
SAST VCP Total Return Balanced Portfolio
2015                              345 10.68 to 10.78      3,719      0.00%    1.30% to 1.90%         6.84% to 7.84%
SAST VCP Value Portfolio
2015                              389 11.25 to 11.36      4,413      0.23%    1.30% to 1.90%       12.54% to 13.60%
SST Allocation Balanced Portfolio Class 3
2015                                4 13.65 to 13.65         58      2.67%    1.30% to 1.90%       36.48% to 36.48%
SST Allocation Growth Portfolio Class 3
2015                               14 14.11 to 14.35        194      2.87%    1.30% to 1.90%       41.14% to 43.47%
SST Allocation Moderate Growth Portfolio Class 3
2015                               36 13.43 to 13.79        485      2.77%    1.30% to 1.90%       34.35% to 37.94%
SST Allocation Moderate Portfolio Class 3
2015                                3 13.70 to 13.70         34      2.61%    1.30% to 1.90%       36.99% to 36.99%
SST Real Return Portfolio Class 3
2015                               12 10.79 to 11.19        132      6.79%    1.30% to 1.90%        7.88% to 11.91%
SunAmerica 2020 High Watermark Fund
2015                            7,111   1.12 to 1.17      8,011      2.63%    0.65% to 1.25%         0.02% to 0.43%
2014                            8,675   1.12 to 1.17      9,768      2.63%    0.65% to 1.25%         2.93% to 3.34%
2013                           10,588   1.09 to 1.13     11,583      2.50%    0.65% to 1.25%       -7.00% to -6.63%
2012                           13,367   1.17 to 1.21     15,716      2.31%    0.65% to 1.25%         2.96% to 3.37%
2011                           16,423   0.95 to 1.17     18,751      2.73%    0.65% to 1.25%       15.90% to 16.59%
T Rowe Price Retirement 2015 Fund
2015                            2,030   0.98 to 0.98      1,986      3.11%    0.60% to 1.00%       -1.99% to -1.95%
T Rowe Price Retirement 2020 Fund
2015                            6,826   0.98 to 0.98      6,687      3.10%    0.60% to 1.00%       -1.83% to -1.65%
T Rowe Price Retirement 2025 Fund
2015                            5,003   0.98 to 0.99      4,911      2.75%    0.60% to 1.00%       -1.58% to -1.46%
T Rowe Price Retirement 2030 Fund
2015                            5,023   0.98 to 0.99      4,933      2.64%    0.60% to 1.00%       -1.50% to -1.40%
T Rowe Price Retirement 2035 Fund
2015                            3,262   0.98 to 0.99      3,209      2.30%    0.60% to 1.00%       -1.31% to -1.24%
T Rowe Price Retirement 2040 Fund
2015                            3,591   0.98 to 0.99      3,533      2.21%    0.60% to 1.00%       -1.26% to -1.23%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                        At December 31                       For the year ended December 31
                               --------------------------------    ---------------------------------------------------
                                         Unit Value         Net    Investment
                                          Lowest to       Assets     Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/  ($)/(4)/ Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   -------  ---------- -----------------   ----------------------
T Rowe Price Retirement 2045 Fund
2015                             1,961  0.98 to 0.99        1,929     1.98%    0.60% to 1.00%       -1.29% to -1.24%
T Rowe Price Retirement 2050 Fund
2015                             1,078  0.98 to 0.99        1,060     2.17%    0.60% to 1.00%       -1.23% to -1.23%
T Rowe Price Retirement 2055 Fund
2015                               544  0.98 to 0.99          536     2.12%    0.60% to 1.00%       -1.24% to -1.23%
T Rowe Price Retirement 2060 Fund
2015                               445  0.98 to 0.99          438     1.84%    0.60% to 1.00%       -1.23% to -0.66%
VALIC Co. I Asset Allocation Fund
2015                            22,849  1.27 to 8.39      164,771     2.12%    0.40% to 1.85%       -2.28% to -1.05%
2014                            23,984  1.30 to 8.48      175,376     1.74%    0.40% to 1.85%         3.43% to 4.73%
2013                            24,528  1.25 to 8.10      173,219     0.00%    0.40% to 1.85%       13.84% to 15.27%
2012                            24,967  1.10 to 7.03      154,635     2.16%    0.40% to 1.85%       11.24% to 12.64%
2011                            24,285  0.99 to 6.24      135,824     2.47%    0.40% to 1.85%        -0.92% to 0.52%
VALIC Co. I Blue Chip Growth Fund
2015                           315,722  1.03 to 1.87      594,477     0.00%    0.00% to 1.85%         2.90% to 9.00%
2014                           316,697  1.72 to 1.80      542,589     0.17%    0.40% to 1.85%         7.14% to 8.49%
2013                           335,064  1.60 to 1.66      530,958     0.00%    0.40% to 1.85%       38.60% to 40.34%
2012                           359,500  1.13 to 1.18      407,535     5.00%    0.40% to 1.85%       15.96% to 17.42%
2011                           363,493  0.90 to 1.01      352,236     2.00%    0.40% to 1.85%        -0.40% to 1.06%
VALIC Co. I Broad Cap Value Income Fund
2015                            27,164  1.53 to 1.76       45,884     1.75%    0.40% to 1.85%       -3.14% to -1.92%
2014                            28,660  1.58 to 1.79       49,558     1.19%    0.40% to 1.85%         5.56% to 6.89%
2013                            25,690  1.50 to 1.68       41,756     0.00%    0.40% to 1.85%       33.97% to 35.65%
2012                            26,193  1.12 to 1.24       31,467     0.70%    0.40% to 1.85%       11.89% to 13.30%
2011                            24,927  0.90 to 1.09       26,600     1.76%    0.40% to 1.85%        -0.19% to 1.26%
VALIC Co. I Capital Conservation Fund
2015                            43,744  1.07 to 4.12      163,372     2.01%    0.40% to 1.85%       -1.64% to -0.40%
2014                            47,680  1.09 to 4.14      177,337     2.82%    0.40% to 1.85%         4.05% to 5.36%
2013                            47,155  1.05 to 3.93      166,143     0.00%    0.40% to 1.85%       -4.16% to -2.96%
2012                            54,326  1.09 to 4.05      201,474     2.50%    0.40% to 1.85%         4.12% to 5.43%
2011                            44,908  1.05 to 3.84      158,903     3.29%    0.40% to 1.85%         4.87% to 6.40%
VALIC Co. I Core Equity Fund
2015                            71,811  1.36 to 1.53      236,140     0.97%    0.40% to 1.85%       -3.65% to -2.24%
2014                            79,936  1.39 to 1.59      270,572     1.16%    0.40% to 1.85%        9.48% to 11.08%
2013                            87,739  1.25 to 1.45      268,685     0.00%    0.40% to 1.85%       32.40% to 34.33%
2012                            95,915  0.93 to 2.46      219,871     1.49%    0.40% to 1.85%       12.10% to 13.74%
2011                           105,328  0.82 to 2.17      213,715     1.08%    0.40% to 1.85%       -2.30% to -0.88%
VALIC Co. I Dividend Value Fund
2015                           199,846  1.37 to 1.57      523,407     2.21%    0.40% to 1.85%       -2.48% to -1.05%
2014                           240,335  1.38 to 1.61      640,478     1.79%    0.40% to 1.85%         7.21% to 8.78%
2013                           221,351  1.27 to 1.50      545,977     0.00%    0.40% to 1.85%       27.69% to 29.55%
2012                           215,635  0.98 to 2.11      414,565     1.85%    0.40% to 1.85%       10.51% to 12.12%
2011                           137,547  0.87 to 1.89      237,769     1.68%    0.40% to 1.85%         6.20% to 7.74%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                        At December 31                       For the year ended December 31
                               --------------------------------    ---------------------------------------------------
                                         Unit Value         Net    Investment
                                          Lowest to       Assets     Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/  ($)/(4)/ Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   -------  ---------- -----------------   ----------------------
VALIC Co. I Dynamic Allocation Fund
2015                           221,755  1.10 to 1.15      250,654     0.00%    0.40% to 1.85%        -6.32% to -5.14%
2014                           225,671  1.18 to 1.21      270,148     1.58%    0.40% to 1.85%          2.33% to 3.61%
2013                           168,660  1.15 to 1.17      195,707     0.00%    0.40% to 1.85%        15.34% to 16.81%
2012                                 1  1.00 to 1.00        9,981     0.00%    0.40% to 1.85%        -0.24% to -0.24%
VALIC Co. I Emerging Economies Fund
2015                           660,910  0.56 to 0.74      501,780     2.35%    0.40% to 1.85%      -16.11% to -14.88%
2014                           665,528  0.66 to 0.88      597,079     1.47%    0.40% to 1.85%        -7.30% to -5.94%
2013                           614,097  0.70 to 0.95      588,736     0.00%    0.40% to 1.85%        -4.55% to -3.15%
2012                           589,559  0.72 to 1.03      586,649     0.73%    0.40% to 1.85%        16.71% to 18.42%
2011                           263,671  0.61 to 0.87      219,563     0.97%    0.40% to 1.85%      -14.61% to -13.36%
VALIC Co. I Foreign Value Fund
2015                           629,025  0.82 to 0.97      734,684     2.91%    0.00% to 1.85%       -17.70% to -9.01%
2014                           662,437  0.94 to 1.07      843,022     2.03%    0.40% to 1.85%      -13.25% to -11.99%
2013                           667,927  1.07 to 1.23      971,586     0.00%    0.40% to 1.85%        23.89% to 25.69%
2012                           744,687  0.85 to 1.19      867,033     3.20%    0.40% to 1.85%        16.59% to 18.30%
2011                           839,594  0.72 to 1.01      831,211     2.58%    0.40% to 1.85%      -14.61% to -13.36%
VALIC Co. I Global Real Estate Fund
2015                           275,160  1.29 to 1.36      363,703     2.70%    0.40% to 1.85%        -1.82% to -0.58%
2014                           305,180  1.31 to 1.37      407,260     4.68%    0.40% to 1.85%        10.01% to 11.39%
2013                           255,138  1.19 to 1.23      306,864     0.00%    0.40% to 1.85%          2.63% to 3.92%
2012                           281,040  1.16 to 1.18      326,429     1.74%    0.40% to 1.85%        28.60% to 30.22%
2011                           272,862  0.89 to 0.92      244,297     2.22%    0.40% to 1.85%        -9.69% to -8.37%
VALIC Co. I Global Social Awareness Fund
2015                            63,101  1.22 to 1.39      351,900     2.16%    0.40% to 1.85%        -2.16% to -0.73%
2014                            71,601  1.23 to 1.42      404,835     1.42%    0.40% to 1.85%          5.99% to 7.54%
2013                            76,200  1.14 to 1.34      402,746     0.00%    0.40% to 1.85%        26.51% to 28.36%
2012                            65,030  0.89 to 4.50      267,576     1.83%    0.40% to 1.85%        16.12% to 16.83%
2011                            72,176  0.76 to 3.86      255,983     1.99%    0.40% to 1.85%        -7.53% to -6.55%
VALIC Co. I Global Strategy Fund
2015                           246,487  1.23 to 1.88      447,174     2.83%    0.40% to 1.85%        -6.50% to -5.33%
2014                           263,441  1.31 to 1.99      506,654     3.35%    0.40% to 1.85%         -0.03% to 1.23%
2013                           281,255  1.31 to 1.96      536,276     0.00%    0.40% to 1.85%        16.62% to 18.08%
2012                           273,255  1.13 to 1.66      442,647     5.69%    0.40% to 1.85%        17.35% to 18.83%
2011                           335,756  0.96 to 1.40      459,716     4.41%    0.40% to 1.85%        -4.01% to -2.61%
VALIC Co. I Government Securities Fund
2015                            28,531  1.06 to 4.00      102,441     2.27%    0.40% to 1.85%         -1.04% to 0.21%
2014                            32,590  1.07 to 3.99      117,631     2.41%    0.40% to 1.85%          3.59% to 4.89%
2013                            37,427  1.03 to 3.80      129,265     0.00%    0.40% to 1.85%        -5.98% to -4.80%
2012                            31,983  1.10 to 3.99      115,432     2.46%    0.40% to 1.85%          1.80% to 3.08%
2011                            33,043  1.08 to 3.87      116,669     2.22%    0.40% to 1.85%          7.77% to 9.34%
VALIC Co. I Growth & Income Fund
2015                            30,787  1.50 to 3.77      106,901     0.98%    0.40% to 1.85%        -1.92% to -0.69%
2014                            32,067  1.52 to 3.80      112,600     0.73%    0.40% to 1.85%        12.04% to 13.45%
2013                            32,540  1.36 to 3.35      101,061     0.00%    0.40% to 1.85%        30.23% to 31.87%
2012                            34,018  0.95 to 2.54       80,380     0.91%    0.40% to 1.85%        11.27% to 12.68%
2011                            36,023  0.78 to 2.25       76,135     0.77%    0.40% to 1.85%        -6.10% to -4.73%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                         At December 31                        For the year ended December 31
                               -----------------------------------   ---------------------------------------------------
                                         Unit Value                  Investment
                                          Lowest to       Net Assets   Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/   ($)/(4)/  Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   ---------- ---------- -----------------   ----------------------
VALIC Co. I Growth Fund
2015                           563,318  1.56 to 1.58        972,368     0.61%    0.40% to 1.85%          1.20% to 2.67%
2014                           577,669  1.54 to 1.54        976,737     0.83%    0.40% to 1.85%         8.70% to 10.29%
2013                           605,498  1.40 to 1.42        933,492     0.00%    0.40% to 1.85%        28.70% to 30.58%
2012                           665,111  1.07 to 1.22        789,736     0.72%    0.40% to 1.85%        12.80% to 14.46%
2011                           674,070  0.94 to 1.07        703,255     0.70%    0.40% to 1.85%        -2.44% to -1.02%
VALIC Co. I Health Sciences Fund
2015                           198,619  2.97 to 4.84        908,214     0.00%    0.40% to 1.85%        10.59% to 11.98%
2014                           180,847  2.69 to 4.32        741,351     0.00%    0.40% to 1.85%        29.16% to 30.79%
2013                           169,471  2.08 to 3.30        533,127     0.00%    0.40% to 1.85%        48.27% to 50.13%
2012                           149,863  1.40 to 2.20        315,416     0.00%    0.40% to 1.85%        29.31% to 30.94%
2011                           132,174  1.08 to 1.68        213,411     0.37%    0.40% to 1.85%         8.46% to 10.04%
VALIC Co. I Inflation Protected Fund
2015                           349,404  0.82 to 1.01        436,497     1.93%    0.00% to 1.85%       -17.70% to -4.79%
2014                           343,816  1.06 to 1.35        447,353     1.87%    0.40% to 1.85%          1.09% to 2.36%
2013                           321,428  1.05 to 1.32        410,166     0.00%    0.40% to 1.85%        -8.68% to -7.53%
2012                           298,846  1.15 to 1.43        413,284     2.77%    0.40% to 1.85%          6.05% to 7.38%
2011                           255,365  1.08 to 1.33        330,664     1.72%    0.40% to 1.85%          8.10% to 9.67%
VALIC Co. I International Equities Index Fund
2015                           479,975  1.03 to 1.99        865,679     3.64%    0.40% to 1.85%        -2.82% to -1.60%
2014                           477,197  1.06 to 2.02        878,599     2.63%    0.40% to 1.85%        -7.18% to -6.01%
2013                           524,216  1.14 to 2.15      1,030,145     0.00%    0.40% to 1.85%        16.81% to 18.28%
2012                           520,838  0.98 to 1.82        870,642     2.88%    0.40% to 1.85%        14.88% to 16.32%
2011                           590,610  0.63 to 1.56        851,929     2.92%    0.40% to 1.85%      -14.69% to -13.45%
VALIC Co. I International Government Bond Fund
2015                            51,941  0.96 to 1.22        147,455     2.62%    0.40% to 1.85%        -5.10% to -3.71%
2014                            57,427  1.01 to 1.27        171,076     1.90%    0.40% to 1.85%         -0.49% to 0.96%
2013                            58,726  1.01 to 1.26        176,097     0.00%    0.40% to 1.85%        -7.34% to -5.99%
2012                            56,985  1.09 to 3.52        182,727     3.20%    0.40% to 1.85%          6.64% to 8.21%
2011                            66,998  1.03 to 3.26        201,827     3.92%    0.40% to 1.85%          2.57% to 4.06%
VALIC Co. I International Growth Fund
2015                           161,609  1.15 to 2.98        445,480     1.57%    0.40% to 1.85%        -2.31% to -1.08%
2014                           181,602  1.17 to 3.01        507,942     1.87%    0.40% to 1.85%        -5.23% to -4.04%
2013                           201,213  1.24 to 3.14        586,844     0.00%    0.40% to 1.85%        18.54% to 20.03%
2012                           235,242  1.04 to 2.62        573,397     1.60%    0.40% to 1.85%        17.98% to 19.46%
2011                           234,810  0.74 to 2.19        482,873     1.62%    0.40% to 1.85%      -11.46% to -10.17%
VALIC Co. I Large Cap Core Fund
2015                            70,024  1.70 to 2.29        154,651     1.08%    0.40% to 1.85%          1.16% to 2.43%
2014                            77,828  1.68 to 2.24        168,547     0.92%    0.40% to 1.85%        11.19% to 12.59%
2013                            88,578  1.51 to 1.99        170,580     0.00%    0.40% to 1.85%        33.55% to 35.23%
2012                            95,261  1.13 to 1.47        136,137     1.02%    0.40% to 1.85%        16.49% to 17.95%
2011                           101,911  0.97 to 1.25        124,377     0.91%    0.40% to 1.85%        -2.85% to -1.44%
VALIC Co. I Large Capital Growth Fund
2015                           225,299  1.35 to 1.41        380,367     0.56%    0.40% to 1.85%        -1.84% to -0.41%
2014                           242,825  1.36 to 1.44        414,317     0.46%    0.40% to 1.85%         9.41% to 11.00%
2013                           262,881  1.22 to 1.31        406,386     0.00%    0.40% to 1.85%        29.16% to 31.04%
2012                           289,231  0.93 to 1.22        343,216     0.21%    0.40% to 1.85%        10.37% to 11.98%
2011                           316,720  0.83 to 1.10        337,606     0.28%    0.40% to 1.85%        -7.84% to -6.49%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                         At December 31                        For the year ended December 31
                               -----------------------------------   ---------------------------------------------------
                                         Unit Value                  Investment
                                          Lowest to       Net Assets   Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/   ($)/(4)/  Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   ---------- ---------- -----------------   ----------------------
VALIC Co. I Mid Cap Index Fund
2015                           171,943   1.49 to 1.65     2,837,816     1.06%    0.40% to 1.85%        -4.29% to -2.89%
2014                           181,983   1.56 to 1.70     3,132,717     1.09%    0.40% to 1.85%          7.41% to 8.97%
2013                           193,124   1.45 to 1.56     3,077,255     0.00%    0.40% to 1.85%        30.67% to 32.58%
2012                           206,475  1.11 to 14.69     2,515,665     1.01%    0.40% to 1.85%        15.36% to 17.05%
2011                           217,217  0.96 to 12.58     2,286,604     0.90%    0.40% to 1.85%        -3.80% to -2.40%
VALIC Co. I Mid Cap Strategic Growth Fund
2015                           122,905   1.27 to 1.29       236,154     0.00%    0.40% to 1.85%        -4.41% to -3.01%
2014                           138,081   1.31 to 1.35       275,077     0.51%    0.40% to 1.85%          1.33% to 2.81%
2013                           152,807   1.27 to 1.34       298,156     0.00%    0.40% to 1.85%        36.08% to 38.06%
2012                           164,490   0.92 to 1.47       233,684     0.00%    0.40% to 1.85%          7.22% to 8.79%
2011                           187,090   0.85 to 1.35       245,809     0.47%    0.40% to 1.85%        -8.46% to -7.12%
VALIC Co. I Money Market I Fund
2015                           161,058   0.91 to 1.00       321,332     0.01%    0.40% to 1.85%        -1.82% to -0.39%
2014                           164,766   0.93 to 1.00       331,649     0.01%    0.40% to 1.85%        -1.82% to -0.39%
2013                           174,678   0.95 to 1.01       353,206     0.01%    0.40% to 1.85%        -1.82% to -0.39%
2012                           181,065   0.96 to 2.30       370,398     0.01%    0.40% to 1.85%        -1.83% to -0.39%
2011                           190,836   0.98 to 2.31       395,685     0.01%    0.40% to 1.85%        -1.82% to -0.39%
VALIC Co. I Nasdaq-100 Index Fund
2015                           230,784   1.32 to 1.95       288,932     0.91%    0.40% to 1.85%          7.19% to 8.54%
2014                           221,062   1.22 to 1.82       256,141     0.71%    0.40% to 1.85%        16.51% to 17.98%
2013                           205,690   1.03 to 1.57       202,625     0.00%    0.40% to 1.85%        33.74% to 35.42%
2012                           212,283   0.73 to 1.17       154,991     0.50%    0.40% to 1.85%        15.78% to 17.23%
2011                           184,202   0.62 to 1.01       115,067     0.37%    0.40% to 1.85%          1.08% to 2.55%
VALIC Co. I Science & Technology Fund
2015                           193,309   1.69 to 1.81       934,907     0.00%    0.40% to 1.85%          5.90% to 7.45%
2014                           207,052   1.60 to 1.69       942,200     0.12%    0.40% to 1.85%        12.33% to 13.97%
2013                           220,087   1.42 to 1.48       884,907     0.00%    0.40% to 1.85%        39.88% to 41.92%
2012                           241,647   0.66 to 3.17       690,337     0.00%    0.40% to 1.85%        10.08% to 11.69%
2011                           266,886   0.60 to 2.84       687,137     0.00%    0.40% to 1.85%        -7.71% to -6.36%
VALIC Co. I Small Cap Aggressive Growth Fund
2015                            53,883   1.57 to 2.22       115,362     0.00%    0.40% to 1.85%         -0.36% to 0.89%
2014                            49,889   1.58 to 2.20       106,181     0.00%    0.40% to 1.85%          7.89% to 9.25%
2013                            56,587   1.46 to 2.02       110,639     0.00%    0.40% to 1.85%        46.99% to 48.83%
2012                            55,949   1.00 to 1.35        73,916     0.00%    0.40% to 1.85%        12.96% to 14.38%
2011                            60,834   0.88 to 1.18        70,524     0.00%    0.40% to 1.85%      -11.85% to -10.57%
VALIC Co. I Small Cap Fund
2015                            69,598   1.46 to 1.56       302,832     0.00%    0.40% to 1.85%        -6.53% to -5.16%
2014                            77,944   1.56 to 1.64       359,695     0.32%    0.40% to 1.85%          2.10% to 3.59%
2013                            86,577   1.53 to 1.58       387,730     0.00%    0.40% to 1.85%        37.85% to 39.86%
2012                            96,923   1.11 to 3.48       312,090     0.07%    0.40% to 1.85%        13.72% to 15.15%
2011                           107,633   0.97 to 3.03       302,695     0.13%    0.40% to 1.85%        -2.58% to -1.16%
VALIC Co. I Small Cap Index Fund
2015                           168,426   1.40 to 1.47       916,967     1.10%    0.40% to 1.85%        -6.23% to -4.86%
2014                           181,700   1.50 to 1.55     1,051,213     1.22%    0.40% to 1.85%          2.84% to 4.34%
2013                           193,566   1.46 to 1.48     1,087,389     0.00%    0.40% to 1.85%        36.10% to 38.09%
2012                           205,976   1.07 to 4.62       846,828     1.28%    0.40% to 1.85%        13.93% to 15.59%
2011                           225,799   0.93 to 4.00       811,189     0.97%    0.40% to 1.85%        -6.06% to -4.69%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                         At December 31                        For the year ended December 31
                               -----------------------------------   ---------------------------------------------------
                                         Unit Value                  Investment
                                          Lowest to       Net Assets   Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/   ($)/(4)/  Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   ---------- ---------- -----------------   ----------------------
VALIC Co. I Small Cap Special Values Fund
2015                           124,946   1.41 to 1.58       191,259     1.00%    0.40% to 1.85%       -5.98% to -4.80%
2014                           137,726   1.50 to 1.66       222,234     0.72%    0.40% to 1.85%         5.01% to 6.33%
2013                           152,559   1.43 to 1.57       232,376     0.00%    0.40% to 1.85%       36.42% to 38.14%
2012                           170,518   1.05 to 1.13       188,728     0.60%    0.40% to 1.85%        4.84% to 13.82%
2011                           186,944   0.88 to 1.00       182,403     0.77%    0.40% to 1.85%       -5.93% to -5.36%
VALIC Co. I Small Mid Growth Fund
2015                            75,233   1.45 to 1.66       120,361     0.00%    0.40% to 1.85%       -2.46% to -1.23%
2014                            74,225   1.48 to 1.68       120,734     0.03%    0.40% to 1.85%        9.04% to 10.41%
2013                            86,006   1.36 to 1.52       127,108     0.00%    0.40% to 1.85%       32.29% to 33.95%
2012                            91,849   1.03 to 1.14       101,706     0.00%    0.40% to 1.85%        2.86% to 10.94%
2011                            98,545   0.91 to 1.02        98,730     0.00%    0.40% to 1.85%       -5.31% to -4.75%
VALIC Co. I Stock Index Fund
2015                           469,713  1.62 to 73.41     3,864,263     1.62%    0.33% to 1.85%        -0.80% to 0.72%
2014                           509,445  1.48 to 72.89     4,460,478     1.59%    0.33% to 1.85%       12.83% to 12.91%
2013                           543,134  1.31 to 64.55     2,146,977     0.00%    0.33% to 1.85%       31.39% to 32.93%
2012                           575,726  1.00 to 48.56     1,747,315     1.78%    0.33% to 1.85%       14.87% to 15.12%
2011                           612,543  0.87 to 42.27     1,360,440     1.68%    0.33% to 1.85%         1.34% to 1.41%
VALIC Co. I Value Fund
2015                            46,550   1.47 to 2.04        90,362     1.53%    0.40% to 1.85%       -4.95% to -3.76%
2014                            51,425   1.55 to 2.12       104,102     1.61%    0.40% to 1.85%        9.36% to 10.73%
2013                            58,431   1.42 to 1.92       107,189     0.00%    0.40% to 1.85%       28.73% to 30.35%
2012                            64,658   1.10 to 1.47        91,345     2.12%    0.40% to 1.85%       14.80% to 16.24%
2011                            94,147   0.80 to 1.26       114,983     1.31%    0.40% to 1.85%       -4.06% to -2.66%
VALIC Co. II Aggressive Growth Lifestyle Fund
2015                           186,171   1.34 to 2.92       509,379     1.64%    0.15% to 1.60%       -2.47% to -1.24%
2014                           185,273   1.37 to 2.96       515,140     0.92%    0.15% to 1.60%         2.64% to 3.94%
2013                           170,127   1.34 to 2.84       456,690     0.00%    0.15% to 1.60%       20.03% to 21.54%
2012                           151,965   1.11 to 2.34       336,975     1.53%    0.15% to 1.60%       13.38% to 14.80%
2011                           110,693   0.95 to 2.04       214,836     2.04%    0.15% to 1.60%       -1.75% to -0.32%
VALIC Co. II Capital Appreciation Fund
2015                            23,015   1.67 to 1.84        39,745     0.32%    0.15% to 1.60%         4.12% to 5.43%
2014                            25,635   1.60 to 1.74        42,148     0.44%    0.15% to 1.60%         6.88% to 8.22%
2013                            27,282   1.50 to 1.61        41,604     0.00%    0.15% to 1.60%       33.92% to 35.60%
2012                            30,004   0.81 to 1.19        33,868     0.47%    0.15% to 1.60%       16.07% to 17.53%
2011                            29,258   0.70 to 1.20        28,216     0.47%    0.15% to 1.60%       -3.44% to -2.03%
VALIC Co. II Conservative Growth Lifestyle Fund
2015                           122,367   1.19 to 2.76       315,811     2.26%    0.15% to 1.60%       -2.92% to -1.70%
2014                           123,317   1.23 to 2.81       324,988     1.93%    0.15% to 1.60%         2.01% to 3.29%
2013                           110,543   1.21 to 2.72       283,012     0.00%    0.15% to 1.60%         7.61% to 8.96%
2012                            92,004   1.12 to 2.50       216,627     2.30%    0.15% to 1.60%       10.11% to 11.49%
2011                            63,788   1.02 to 2.24       135,919     2.76%    0.15% to 1.60%         1.79% to 3.27%
VALIC Co. II Core Bond Fund
2015                           478,176   0.99 to 1.09       931,327     1.96%    0.00% to 1.60%       -1.78% to -1.47%
2014                           362,992   1.11 to 1.42       714,084     1.90%    0.15% to 1.60%         3.77% to 5.28%
2013                           358,358   1.07 to 1.35       673,167     0.00%    0.15% to 1.60%       -3.37% to -1.96%
2012                           239,177   1.10 to 2.05       459,847     3.00%    0.15% to 1.60%         5.68% to 7.22%
2011                           209,904   1.05 to 1.92       378,574     3.26%    0.15% to 1.60%         4.53% to 6.05%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                        At December 31                       For the year ended December 31
                               --------------------------------    ---------------------------------------------------
                                         Unit Value         Net    Investment
                                          Lowest to       Assets     Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/  ($)/(4)/ Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   -------  ---------- -----------------   ----------------------
VALIC Co. II High Yield Bond Fund
2015                           151,446  1.14 to 2.55      357,921     4.76%    0.15% to 1.60%        -5.19% to -4.00%
2014                           136,270  1.21 to 2.66      338,332     4.88%    0.15% to 1.60%          1.22% to 2.49%
2013                           129,320  1.19 to 2.59      313,222     0.00%    0.15% to 1.60%          3.51% to 4.81%
2012                           129,786  1.15 to 2.48      300,387     6.16%    0.15% to 1.60%        11.94% to 13.35%
2011                           105,061  1.03 to 2.18      216,844     7.19%    0.15% to 1.60%          2.75% to 4.25%
VALIC Co. II International Opportunities Fund
2015                           268,732  1.13 to 2.37      596,948     1.29%    0.15% to 1.60%          6.76% to 8.10%
2014                           264,766  1.06 to 2.19      546,228     1.27%    0.15% to 1.60%        -6.72% to -5.54%
2013                           260,892  1.13 to 2.32      571,456     0.00%    0.15% to 1.60%        19.22% to 20.72%
2012                           275,156  0.95 to 1.92      501,215     2.04%    0.15% to 1.60%        20.10% to 21.61%
2011                           345,788  0.63 to 1.58      519,835     1.64%    0.15% to 1.60%      -20.90% to -19.74%
VALIC Co. II Large Cap Value Fund
2015                            65,554  1.50 to 2.87      175,269     1.36%    0.15% to 1.60%        -4.33% to -3.12%
2014                            70,147  1.57 to 2.96      194,386     1.12%    0.15% to 1.60%         8.98% to 10.35%
2013                            75,961  1.44 to 2.68      191,301     0.00%    0.15% to 1.60%        33.22% to 34.89%
2012                            80,659  1.08 to 1.99      151,544     1.33%    0.15% to 1.60%        15.07% to 16.52%
2011                            95,597  0.73 to 1.71      155,197     1.01%    0.15% to 1.60%        -5.89% to -4.52%
VALIC Co. II Mid Cap Growth Fund
2015                            70,382  1.29 to 1.97      129,610     0.00%    0.15% to 1.60%        -2.51% to -1.28%
2014                            70,017  1.33 to 1.99      131,202     0.07%    0.15% to 1.60%          0.59% to 1.85%
2013                            74,465  1.32 to 1.96      137,360     0.00%    0.15% to 1.60%        28.95% to 30.57%
2012                            83,075  1.02 to 1.50      117,917     0.10%    0.15% to 1.60%         9.54% to 10.92%
2011                           109,257  0.84 to 1.35      140,381     0.00%    0.15% to 1.60%        -6.60% to -5.24%
VALIC Co. II Mid Cap Value Fund
2015                           164,206  1.45 to 1.48      832,661     0.21%    0.15% to 1.60%        -2.98% to -1.56%
2014                           167,438  1.49 to 1.50      866,425     0.30%    0.15% to 1.60%          5.03% to 6.56%
2013                           176,026  1.41 to 1.42      859,834     0.00%    0.15% to 1.60%        32.26% to 34.19%
2012                           190,393  1.05 to 3.96      700,450     0.44%    0.15% to 1.60%        19.84% to 21.59%
2011                           190,365  0.86 to 3.27      580,005     0.51%    0.15% to 1.60%       -10.23% to -8.92%
VALIC Co. II Moderate Growth Lifestyle Fund
2015                           284,833  1.28 to 2.98      794,250     1.84%    0.15% to 1.60%        -2.52% to -1.30%
2014                           281,015  1.31 to 3.02      796,886     1.29%    0.15% to 1.60%          2.61% to 3.91%
2013                           250,904  1.28 to 2.91      687,344     0.00%    0.15% to 1.60%        14.75% to 16.20%
2012                           210,641  1.11 to 2.50      498,521     1.83%    0.15% to 1.60%        11.89% to 13.30%
2011                           149,322  1.00 to 2.21      313,625     2.25%    0.15% to 1.60%         -0.35% to 1.10%
VALIC Co. II Money Market II Fund
2015                           137,897  0.92 to 1.31      169,405     0.01%    0.15% to 1.60%        -1.58% to -0.34%
2014                           129,018  0.94 to 1.31      158,688     0.01%    0.15% to 1.60%        -1.58% to -0.34%
2013                           146,653  0.95 to 1.31      181,686     0.01%    0.15% to 1.60%        -1.58% to -0.34%
2012                           137,930  0.97 to 1.32      172,581     0.01%    0.15% to 1.60%        -1.58% to -0.34%
2011                           152,454  0.98 to 1.32      192,060     0.01%    0.15% to 1.60%        -1.57% to -0.14%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                        At December 31                       For the year ended December 31
                               --------------------------------    ---------------------------------------------------
                                         Unit Value         Net    Investment
                                          Lowest to       Assets     Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/  ($)/(4)/ Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   -------  ---------- -----------------   ----------------------
VALIC Co. II Small Cap Growth Fund
2015                            31,399  1.45 to 2.78       81,854     0.00%    0.15% to 1.60%       -2.80% to -1.57%
2014                            34,657  1.49 to 2.83       92,186     0.00%    0.15% to 1.60%       -1.57% to -0.33%
2013                            38,766  1.52 to 2.84      103,555     0.00%    0.15% to 1.60%       45.35% to 47.18%
2012                            40,783  0.97 to 1.93       74,470     0.00%    0.15% to 1.60%       10.58% to 11.98%
2011                            43,106  0.87 to 1.72       70,618     0.00%    0.15% to 1.60%       -5.68% to -4.31%
VALIC Co. II Small Cap Value Fund
2015                           127,730  1.32 to 1.42      426,135     0.61%    0.15% to 1.60%       -8.00% to -6.66%
2014                           147,595  1.43 to 1.52      531,491     0.90%    0.15% to 1.60%         3.87% to 5.38%
2013                           148,027  1.38 to 1.44      508,084     0.00%    0.15% to 1.60%       34.05% to 36.01%
2012                           165,403  1.03 to 2.71      420,658     0.53%    0.15% to 1.60%       13.23% to 14.89%
2011                           172,412  0.91 to 2.37      383,764     0.87%    0.15% to 1.60%       -9.23% to -7.90%
VALIC Co. II Socially Responsible Fund
2015                           292,340  1.70 to 2.49      730,245     1.12%    0.00% to 1.60%        -0.49% to 0.36%
2014                           287,491  1.71 to 2.65      716,043     1.30%    0.15% to 1.60%       13.70% to 15.13%
2013                           295,532  1.51 to 2.30      640,726     0.00%    0.15% to 1.60%       33.28% to 34.96%
2012                           332,810  1.13 to 1.70      536,742     1.46%    0.15% to 1.60%       13.40% to 14.83%
2011                           465,306  0.89 to 1.48      656,164     1.24%    0.15% to 1.60%        -0.30% to 1.15%
VALIC Co. II Strategic Bond Fund
2015                           216,273  1.11 to 2.79      561,958     3.67%    0.15% to 1.60%       -3.49% to -2.28%
2014                           227,800  1.15 to 2.86      607,548     3.69%    0.15% to 1.60%         2.30% to 3.58%
2013                           227,491  1.12 to 2.76      589,850     0.00%    0.15% to 1.60%       -1.33% to -0.09%
2012                           231,898  1.14 to 2.76      603,911     4.18%    0.15% to 1.60%       10.62% to 12.01%
2011                           202,475  1.03 to 2.46      474,360     5.67%    0.15% to 1.60%         2.67% to 4.17%
Vanguard LifeStrategy Conservative Growth Fund
2015                            42,527  1.17 to 2.08       82,922     2.16%    0.65% to 2.10%       -2.25% to -1.02%
2014                            42,735  1.19 to 2.10       84,501     2.14%    0.65% to 2.10%         4.73% to 6.05%
2013                            42,663  1.14 to 1.98       79,830     2.00%    0.65% to 2.10%         6.81% to 8.15%
2012                            42,752  1.07 to 1.83       74,254     2.35%    0.65% to 2.10%         6.92% to 8.26%
2011                            39,731  1.00 to 1.69       64,120     2.34%    0.65% to 2.10%        -0.35% to 1.10%
Vanguard LifeStrategy Growth Fund
2015                            97,409  1.29 to 2.25      205,502     2.10%    0.65% to 2.10%       -3.23% to -2.01%
2014                            99,085  1.33 to 2.30      214,115     2.13%    0.65% to 2.10%         4.95% to 6.27%
2013                            99,330  1.27 to 2.16      202,733     2.08%    0.65% to 2.10%       18.68% to 20.17%
2012                            97,744  1.07 to 1.80      166,668     2.39%    0.65% to 2.10%       11.99% to 13.40%
2011                            97,374  0.86 to 1.59      146,998     2.06%    0.65% to 2.10%       -4.31% to -2.91%
Vanguard LifeStrategy Moderate Growth Fund
2015                           106,334  1.24 to 2.22      221,140     2.13%    0.65% to 2.10%       -2.64% to -1.41%
2014                           106,092  1.27 to 2.25      224,613     2.11%    0.65% to 2.10%         4.85% to 6.16%
2013                           106,715  1.21 to 2.12      213,624     2.02%    0.65% to 2.10%       12.66% to 14.07%
2012                           106,449  1.07 to 1.86      187,532     2.36%    0.65% to 2.10%        9.44% to 10.81%
2011                           103,448  0.95 to 1.68      165,256     2.25%    0.65% to 2.10%       -1.82% to -0.39%
Vanguard Long-Term Investment-Grade Fund
2015                            73,062  1.30 to 1.71      233,833     4.64%    0.40% to 1.85%       -4.00% to -2.60%
2014                           100,257  1.35 to 1.76      329,544     4.29%    0.40% to 1.85%       16.00% to 17.69%
2013                            81,579  1.17 to 1.50      228,921     4.74%    0.40% to 1.85%       -7.59% to -6.24%
2012                           107,229  1.26 to 3.40      324,948     4.67%    0.40% to 1.85%        9.61% to 11.21%
2011                            91,923  1.15 to 3.07      252,660     5.37%    0.40% to 1.85%       15.04% to 16.71%

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2015, 2014, 2013, 2012, and 2011, follows:

                                         At December 31                        For the year ended December 31
                               -----------------------------------   ---------------------------------------------------
                                         Unit Value                  Investment
                                          Lowest to       Net Assets   Income                       Total Return Lowest to
                                Units  Highest ($) /(5)/   ($)/(4)/  Ratio/(2)/ Expense Ratio/(1)/      Highest/(3)/
                               ------- ----------------   ---------- ---------- -----------------   ----------------------
Vanguard Long-Term Treasury Fund
2015                            71,630  1.31 to 1.70        234,777     2.78%    0.40% to 1.85%        -3.35% to -1.93%
2014                            79,135  1.35 to 1.73        264,756     3.07%    0.40% to 1.85%        22.98% to 24.77%
2013                            86,023  1.10 to 1.39        231,479     3.11%    0.40% to 1.85%      -14.62% to -13.37%
2012                           104,316  1.29 to 3.46        328,115     2.76%    0.40% to 1.85%          1.56% to 3.05%
2011                           110,878  1.27 to 3.37        340,278     3.27%    0.40% to 1.85%        26.91% to 28.75%
Vanguard Wellington Fund
2015                           458,029  0.97 to 1.38      1,739,836     2.58%    0.00% to 2.10%        -2.02% to -0.59%
2014                           475,391  1.41 to 1.52      1,830,152     2.53%    0.65% to 2.10%          7.54% to 9.11%
2013                           492,356  1.31 to 1.39      1,746,521     2.54%    0.65% to 2.10%        17.18% to 18.89%
2012                           511,573  1.12 to 3.46      1,537,119     2.86%    0.65% to 2.10%        10.23% to 11.84%
2011                           548,042  1.02 to 3.10      1,483,510     2.97%    0.65% to 2.10%          1.70% to 3.18%
Vanguard Windsor II Fund
2015                           471,077  1.32 to 1.52      1,656,936     2.18%    0.65% to 2.10%        -5.23% to -3.84%
2014                           501,441  1.37 to 1.60      1,845,783     2.22%    0.65% to 2.10%         8.85% to 10.44%
2013                           518,076  1.24 to 1.47      1,736,698     2.12%    0.65% to 2.10%        27.98% to 29.84%
2012                           550,354  0.96 to 2.95      1,431,448     2.33%    0.65% to 2.10%        14.28% to 15.96%
2011                           609,057  0.83 to 2.55      1,377,632     2.23%    0.65% to 2.10%          0.57% to 2.04%

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see Note 4. The minimum and maximum ratios shown include subaccounts that may not have net assets.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(4) These amounts represent the net asset value before the adjustments allocated to the contracts in payout period.
(5) Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

SEPARATE ACCOUNT A
OF VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated Separate Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through April 28, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Separate Account's financial statements.

                     THE VARIABLE ANNUITY LIFE
                     INSURANCE COMPANY
                     Audited GAAP Financial Statements
                     At December 31, 2015 and 2014 and for each of the three years ended December 31, 2015

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

TABLE OF CONTENTS

                                                                                                                     Page
                                                                                                                     ----
CONSOLIDATED FINANCIAL STATEMENTS
Independent Auditor's Report                                                                                           2
Consolidated Balance Sheets at December 31, 2015 and 2014                                                              3
Consolidated Statements of Income for each of the years ended December 31, 2015, 2014 and 2013                         4
Consolidated Statements of Comprehensive Income (Loss) for each of the years ended December 31, 2015, 2014 and 2013    5
Consolidated Statements of Equity for each of the years ended December 31, 2015, 2014 and 2013                         6
Consolidated Statements of Cash Flows for each of the years ended December 31, 2015, 2014 and 2013                     7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. Basis of Presentation                                                                                               8
2. Summary of Significant Accounting Policies                                                                          9
3. Fair Value Measurements                                                                                            12
4. Investments                                                                                                        28
5. Lending Activities                                                                                                 38
6. Reinsurance                                                                                                        40
7. Derivatives and Hedge Accounting                                                                                   40
8. Deferred Policy Acquisition Costs and Deferred Sales Inducements                                                   42
9. Variable Interest Entities                                                                                         45
10. Insurance Liabilities                                                                                             47
11. Variable Annuity Contracts                                                                                        47
12. Debt                                                                                                              50
13. Commitments and Contingencies                                                                                     51
14. Equity                                                                                                            52
15. Statutory Financial Data and Restrictions                                                                         54
16. Benefit Plans                                                                                                     54
17. Income Taxes                                                                                                      55
18. Related Party Transactions                                                                                        58

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company

We have audited the accompanying consolidated financial statements of The Variable Annuity Life Insurance Company and its subsidiaries (the Company), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended
December 31, 2015.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and its subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 28, 2016

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                                                             DECEMBER 31,
                                                                                                            ---------------
(IN MILLIONS, EXCEPT FOR SHARE DATA)                                                                         2015    2014
------------------------------------                                                                        ------- -------
ASSETS:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2015 - $32,212; 2014 - $33,695)          $33,133 $35,883
          Other bond securities, at fair value                                                                1,214   1,158
       Equity securities:
          Preferred stock, available for sale, at fair value (cost: 2015 - $4; 2014 - $4)                         4       4
       Mortgage and other loans receivable, net of allowance                                                  5,718   5,326
       Other invested assets (portion measured at fair value: 2015 - $1,106; 2014 - $1,171)                   2,379   2,479
       Short-term investments (portion measured at fair value: 2015 - $560; 2014 - $216)                        603     443
                                                                                                            ------- -------
          Total investments                                                                                  43,051  45,293
   Cash                                                                                                          82     110
   Accrued investment income                                                                                    464     482
   Amounts due from related parties                                                                              31      34
   Premiums and other receivables - net of allowance                                                             66      61
   Deferred policy acquisition costs                                                                            964     800
   Current income tax receivable                                                                                 --      14
   Other assets (including restricted cash of $14 in 2015 and $205 in 2014)                                     459     619
   Separate account assets, at fair value                                                                    31,536  33,401
                                                                                                            ------- -------
TOTAL ASSETS                                                                                                $76,653 $80,814
                                                                                                            ======= =======
LIABILITIES:
   Future policy benefits for life and accident and health insurance contracts                              $   748 $   843
   Policyholder contract deposits (portion measured at fair value: 2015 - $197; 2014 - $236)                 37,874  37,704
   Other policyholder funds                                                                                       7      10
   Current income tax payable                                                                                     4      --
   Deferred income taxes                                                                                         46     206
   Notes payable - to affiliates, net (portion measured at fair value: 2015 - $143; 2014 - $149)                143     149
   Notes payable - to third parties, net                                                                         50     118
   Amounts due to related parties                                                                               101     958
   Securities lending payable                                                                                   169      --
   Other liabilities                                                                                            534     343
   Separate account liabilities                                                                              31,536  33,401
                                                                                                            ------- -------
TOTAL LIABILITIES                                                                                            71,212  73,732
                                                                                                            ------- -------
Commitments and contingencies (see Note 13)
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY (VALIC) SHAREHOLDER'S EQUITY:
   Common stock, $1 par value; 5,000,000 shares authorized, 3,575,000 shares issued and outstanding               4       4
   Additional paid-in capital                                                                                 4,515   5,305
   Accumulated other comprehensive income                                                                       908   1,760
                                                                                                            ------- -------
TOTAL VALIC SHAREHOLDER'S EQUITY                                                                              5,427   7,069
NONCONTROLLING INTERESTS                                                                                         14      13
                                                                                                            ------- -------
TOTAL EQUITY                                                                                                  5,441   7,082
                                                                                                            ------- -------
TOTAL LIABILITIES AND EQUITY                                                                                $76,653 $80,814
                                                                                                            ======= =======

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

                                                                      Years Ended December 31,
                                                                      ------------------------
(IN MILLIONS)                                                          2015    2014     2013
-------------                                                         ------  ------  --------
REVENUES:
   Premiums                                                           $   21  $   44  $     12
   Policy fees                                                           401     405       368
   Net investment income                                               2,077   2,356     2,528
   Net realized capital gains:
       Total other-than-temporary
         impairments on available for sale securities                    (48)    (38)      (16)
       Portion of other-than-temporary impairments
         on available for sale fixed maturity securities
         recognized in other comprehensive income (loss)                  (6)     --         1
                                                                      ------  ------  --------
       Net other-than-temporary impairments on
         available for sale securities recognized in net income          (54)    (38)      (15)
       Other realized capital gains                                      128     172       384
                                                                      ------  ------  --------
   Total net realized capital gains                                       74     134       369
       Other income                                                      417     447       462
                                                                      ------  ------  --------
TOTAL REVENUES                                                         2,990   3,386     3,739
                                                                      ------  ------  --------
BENEFITS AND EXPENSES:
   Policyholder benefits                                                  60     114       155
   Interest credited to policyholder account balances                  1,117   1,142     1,178
   Amortization of deferred policy acquisition costs                      20      71       131
   General operating and other expenses                                  687     657       554
                                                                      ------  ------  --------
TOTAL BENEFITS AND EXPENSES                                            1,884   1,984     2,018
                                                                      ------  ------  --------
INCOME BEFORE INCOME TAX EXPENSE                                       1,106   1,402     1,721
INCOME TAX EXPENSE (BENEFIT):
   Current                                                               243     262       155
   Deferred                                                               87     152       (58)
                                                                      ------  ------  --------
INCOME TAX EXPENSE                                                       330     414        97
                                                                      ------  ------  --------
NET INCOME                                                               776     988     1,624
LESS:
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS                        1       1        --
                                                                      ------  ------  --------
NET INCOME ATTRIBUTABLE TO VALIC                                      $  775  $  987  $  1,624
                                                                      ======  ======  ========

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                      Years Ended December 31,
                                                                                     -------------------------
(IN MILLIONS)                                                                         2015     2014      2013
-------------                                                                        -----  ---------  -------
NET INCOME                                                                           $ 776  $     988  $ 1,624
                                                                                     -----  ---------  -------
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
   Change in unrealized depreciation of fixed maturity investments on which
     other-than-temporary credit impairments were recognized                           (49)       (21)     (16)
   Change in unrealized appreciation (depreciation) of all other investments          (938)       854   (1,337)
   Adjustments to deferred policy acquisition costs and deferred sales inducements      82        (83)     155
   Change in unrealized insurance loss recognition                                      54        (49)     122
   Change in foreign currency translation adjustments                                   (1)        (2)      --
                                                                                     -----  ---------  -------
OTHER COMPREHENSIVE INCOME (LOSS)                                                     (852)       699   (1,076)
                                                                                     -----  ---------  -------
COMPREHENSIVE INCOME (LOSS)                                                            (76)     1,687      548
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS                            1          1       --
                                                                                     -----  ---------  -------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO VALIC                                    $ (77) $   1,686  $   548
                                                                                     =====  =========  =======

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY

                                                                       Accumulated  Total VALIC
                                                  Additional              Other       Share-       Non-
                                           Common  Paid-in   Retained Comprehensive  holder's   controlling  Total
(IN MILLIONS)                              Stock   Capital   Earnings    Income       Equity     Interests   Equity
-------------                              ------ ---------- -------- ------------- ----------- ----------- --------
Balance, January 1, 2013                    $ 4     $5,683   $   230     $ 2,137     $  8,054       $--     $  8,054
                                            ---     ------   -------     -------     --------       ---     --------
Net income attributable to VALIC or other
  noncontrolling interests                   --         --     1,624          --        1,624        --        1,624
Dividends                                    --         --      (736)         --         (736)       --         (736)
Other comprehensive loss                     --         --        --      (1,076)      (1,076)       --       (1,076)
Capital contributions from Parent            --        106        --          --          106        --          106
                                            ---     ------   -------     -------     --------       ---     --------
Balance, December 31, 2013                  $ 4     $5,789   $ 1,118     $ 1,061     $  7,972       $--     $  7,972
                                            ===     ======   =======     =======     ========       ===     ========
Net income attributable to VALIC or other
  noncontrolling interests                   --         --       987          --          987         1          988
Dividends                                    --         --    (2,105)         --       (2,105)       --       (2,105)
Other comprehensive income                   --         --        --         699          699        --          699
Capital contributions from Parent            --         38        --          --           38        --           38
Return of capital                            --       (522)       --          --         (522)       --         (522)
Other                                        --         --        --          --           --        12           12
                                            ---     ------   -------     -------     --------       ---     --------
Balance, December 31, 2014                  $ 4     $5,305   $    --     $ 1,760     $  7,069       $13     $  7,082
                                            ===     ======   =======     =======     ========       ===     ========
Net income attributable to VALIC or other
  noncontrolling interests                   --         --       775          --          775         1          776
Dividends                                    --         --      (775)         --         (775)       --         (775)
Other comprehensive loss                     --         --        --        (852)        (852)       --         (852)
Capital contributions from Parent            --         15        --          --           15        --           15
Return of capital                            --       (805)       --          --         (805)       --         (805)
                                            ---     ------   -------     -------     --------       ---     --------
Balance, December 31, 2015                  $ 4     $4,515   $    --     $   908     $  5,427       $14     $  5,441
                                            ===     ======   =======     =======     ========       ===     ========

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                 Years Ended December 31,
                                                                                                --------------------------
(IN MILLIONS)                                                                                     2015     2014     2013
-------------                                                                                   -------  -------  --------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                                   $   776  $   988  $  1,624
                                                                                                -------  -------  --------
   ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
       Interest credited to policyholder account balances                                         1,117    1,142     1,178
       Amortization of deferred policy acquisition costs                                             20       71       131
       Fees charged for policyholder contract deposits                                             (349)    (338)     (308)
       Net realized capital gains                                                                   (74)    (134)     (369)
       Unrealized losses (gains) in earnings, net                                                    25      (49)      (91)
       Equity in income of partnerships and other invested assets                                   (32)    (102)     (203)
       Accretion of net premium/discount on investments                                            (189)    (224)     (289)
       Capitalized interest                                                                         (10)     (14)      (14)
       Provision for deferred income taxes                                                           87      152       (58)
   CHANGES IN OPERATING ASSETS AND LIABILITIES:
       Accrued investment income                                                                     18       20       (13)
       Amounts due to/from related parties                                                          (54)      89        (4)
       Deferred policy acquisition costs                                                            (78)     (66)      (66)
       Current income tax receivable/payable                                                         18       47      (323)
       Future policy benefits                                                                       (11)      29        71
       Other, net                                                                                   101      102      (126)
                                                                                                -------  -------  --------
   Total adjustments                                                                                589      725      (484)
                                                                                                -------  -------  --------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                         1,365    1,713     1,140
                                                                                                =======  =======  ========
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from (payments for)
   Sales or distribution of:
       Available for sale investments                                                             2,405    1,996     6,903
       Other investments, excluding short-term investments                                          716      481       417
   Redemption and maturities of fixed maturity securities available for sale                      3,239    3,103     3,456
   Principal payments received on sales and maturities of mortgage and other loans receivable       930    1,268       647
   Redemption and maturities of other investments, excluding short-term investments                  84       71        83
   Purchase of:
       Available for sale investments                                                            (5,107)  (4,121)  (10,014)
       Mortgage and other loans receivable                                                       (1,488)  (1,125)   (1,205)
       Other investments, excluding short-term investments                                         (649)    (655)     (841)
   Net change in restricted cash                                                                    191     (105)      (86)
   Net change in short-term investments                                                            (160)     719        72
   Other, net                                                                                         2       83       (96)
                                                                                                -------  -------  --------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                                                 163    1,715      (664)
                                                                                                =======  =======  ========
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholder contract deposits                                                                 2,635    2,232     2,751
   Policyholder contract withdrawals                                                             (3,570)  (3,519)   (3,256)
   Net exchanges to/from separate accounts                                                          484      394       723
   Repayment of notes payable                                                                       (68)     (53)       --
   Issuance of notes payable                                                                         --       --       131
   Change in Federal Home Loan Bank borrowings                                                       --       --         4
   Change in securities lending payable                                                             169     (732)      (92)
   Dividends and return of capital paid to Parent Company, net of cash contributions             (1,206)  (1,685)     (736)
                                                                                                -------  -------  --------
NET CASH USED IN FINANCING ACTIVITIES                                                            (1,556)  (3,363)     (475)
                                                                                                =======  =======  ========
Net increase (decrease) in cash                                                                     (28)      65         1
Cash at beginning of year                                                                           110       45        44
                                                                                                -------  -------  --------
CASH AT END OF YEAR                                                                             $    82  $   110  $     45
                                                                                                =======  =======  ========
SUPPLEMENTARY DISCLOSURE OF CONSOLIDATED CASH FLOW INFORMATION
CASH PAID DURING THE PERIOD FOR:
   Interest                                                                                     $     2  $     3  $      1
   Taxes                                                                                            214      208       471
NON-CASH INVESTING/FINANCING ACTIVITIES:
   Sales inducements credited to policyholder contract deposits                                       9       10        20
   Non-cash dividends declared and payable                                                          473      942        --
   Settlement of non-cash dividend payable                                                          702       --        --
   Non-cash contributions from Parent                                                                15       38       106

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION

The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "VALIC," "the Company," "we," "us" or "our" mean The Variable Annuity Life Insurance Company and its consolidated subsidiaries, and the term "AIG Parent" means American International Group, Inc. and not any of its consolidated subsidiaries.

We are a Texas-domiciled life insurance company and a leading provider of defined contribution retirement savings plans sponsored by education, not-for-profit and government organizations. Our primary products include fixed and variable annuities, mutual funds and plan administrative and compliance services. We utilize career financial advisors and independent financial advisors to provide retirement plan participants with enrollment support and comprehensive financial planning services. No annual deposits for any individual advisor in 2015 or 2014 represented more than 10 percent of total annuity deposits.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting right and voting interests), and variable interest entities (VIEs) for which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

OUT OF PERIOD ADJUSTMENTS

In 2015, we recorded out of period adjustments to correct errors related to prior periods, which resulted in a $20 million decrease to consolidated net income and comprehensive income. The out of period adjustments were primarily related to deferred policy acquisition cost amortization and net investment income. We have evaluated the effect of the errors on prior years and their correction in 2015, taking into account both qualitative and quantitative factors. Management believes these errors and their corrections are not material to the current or any previously issued financial statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

.. income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..  reinsurance assets;

.. valuation of future policy benefit liabilities and timing and extent of loss recognition;

.. valuation of liabilities for guaranteed benefit features of variable annuity products;

..  estimated gross profits (EGP) to value deferred policy acquisition costs
   (DAC) for investment-oriented products;

.. impairment charges, including other-than-temporary impairments on available for sale securities and impairment on other invested assets;

..  liability for legal contingencies; and

..  fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 28, 2016, the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

Note 4. Investments

           .  Fixed maturity and equity securities

           .  Other invested assets

           .  Short-term investments

           .  Net investment income

           .  Net realized capital gains (losses)

           .  Other-than-temporary impairments

Note 5. Lending Activities

           .  Mortgage and other loans receivable - net of allowance

Note 6. Reinsurance

           .  Reinsurance assets, net of allowance

Note 7. Derivatives and Hedge Accounting

           .  Derivative assets and liabilities, at fair value

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Note 8. Deferred Policy Acquisition Costs and Deferred Sales Inducements

           .  Deferred policy acquisition costs

           .  Amortization of deferred policy acquisition costs

           .  Deferred sales inducements

Note 10. Insurance Liabilities

           .  Future policy benefits

           .  Policyholder contract deposits

           .  Other policyholder funds

Note 11. Variable Life and Annuity Contracts

Note 12. Debt

           .  Long-term debt

Note 13. Commitments and Contingencies

           .  Legal contingencies

Note 17. Income Taxes

OTHER SIGNIFICANT ACCOUNTING POLICIES

PREMIUMS for life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Consolidated Statements of Income.

POLICY FEES represent fees recognized from investment-type products consisting of policy charges for cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

OTHER INCOME primarily includes brokerage commissions, advisory fee income and income from legal settlements.

CASH represents cash on hand and non-interest bearing demand deposits.

SHORT-TERM INVESTMENTS consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

PREMIUMS AND OTHER RECEIVABLES - NET OF ALLOWANCE include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

OTHER ASSETS consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs, deferred sales inducements, restricted cash and freestanding derivative assets.

SEPARATE ACCOUNTS represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. For a more detailed discussion of separate accounts, see Note 11.

OTHER LIABILITIES include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

ACCOUNTING STANDARDS ADOPTED DURING 2015

Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure

In January 2014, the Financial Accounting Standards Board (FASB) issued an accounting standard that clarifies that a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, so that the loan is derecognized and the real estate property is recognized, when either (i) the creditor obtains legal title to the residential real estate property upon completion of a foreclosure or (ii) the borrower conveys all interest in the residential real estate property to the creditor to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement.

We adopted the standard on its required effective date of January 1, 2015. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

In June 2014, the FASB issued an accounting standard that changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. It also requires additional disclosures about repurchase agreements and other similar transactions. The standard aligns the accounting for repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings with the accounting for other typical repurchase agreements such that they all will be accounted for as secured borrowings. The standard eliminates sale accounting for repurchase-to-maturity transactions and supersedes the standard under which a transfer of a financial asset and a contemporaneous repurchase financing could be accounted for on a combined basis as a forward agreement.

We adopted the standard on its required effective date of January 1, 2015 on a prospective basis. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

The standard is effective for interim and annual reporting periods beginning after December 15, 2017 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is permitted only as of annual periods beginning after December 15, 2016, including interim periods within that reporting period. We plan to adopt the standard on its required effective date of January 1, 2018 and are assessing the impact of the standard on our consolidated financial condition, results of operations and cash flows.

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the FASB issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our consolidated financial condition, results of operations and cash flows.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Consolidation: Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our consolidated financial condition, results of operations and cash flows.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that affects the recognition, measurement, presentation, and disclosure of financial instruments. Specifically, under the new standard, equity investments (other than those accounted for using the equity method of accounting or those subject to consolidation) will be measured at fair value with changes in fair value recognized in earnings. Also, for those financial liabilities for which fair value option accounting has been elected, the new standard requires changes in fair value due to instrument-specific credit risk to be presented separately in other comprehensive income. The standard updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

The standard is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption of certain provisions is permitted. We are assessing the impact of the standard on our consolidated financial condition, results of operations and cash flows.

3. FAIR VALUE MEASUREMENTS

FAIR VALUE MEASUREMENTS ON A RECURRING BASIS

We carry certain financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

.. LEVEL 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

.. LEVEL 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. LEVEL 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

VALUATION METHODOLOGIES OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE

Incorporation of Credit Risk in Fair Value Measurements

.. OUR OWN CREDIT RISK. Fair value measurements for certain freestanding derivatives incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap
   (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

.. COUNTERPARTY CREDIT RISK. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Inter-Bank Offered Rate (LIBOR) curve to derive our discount rates.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market- observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads,

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-index annuity and life contracts contain embedded policy derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity-index annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk-neutral valuations are used which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded policy derivatives and related fees are classified in net realized gains (losses) as earned, consistent with other changes in the fair value of these embedded policy derivatives. Any portion of the fees not attributed to the embedded derivative are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded policy derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for certain tranches of their structured securities, which are included in notes payable - to affiliates, net. The fair value of the structured securities is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

structural specific attributes. The market spreads are adjusted to include a spread premium to compensate for the complexity and perceived illiquidity of the structured securities. The spread premiums were derived on the respective issuance dates of the structured securities, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

THE FOLLOWING TABLE PRESENTS INFORMATION ABOUT ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS, AND INDICATES THE LEVEL OF THE FAIR VALUE MEASUREMENT BASED ON THE OBSERVABILITY OF THE INPUTS USED:

DECEMBER 31, 2015                                                                             Counterparty    Cash
(IN MILLIONS)                                                         Level 1 Level 2 Level 3  Netting/*/  Collateral  Total
-------------                                                         ------- ------- ------- ------------ ---------- -------
ASSETS:
Bonds available for sale:
   U.S. government and government sponsored entities                  $    -- $   346 $   --      $ --        $ --    $   346
   Obligations of states, municipalities and political subdivisions        --     764     48        --          --        812
   Non-U.S. governments                                                    --     820     --        --          --        820
   Corporate debt                                                          --  19,624    218        --          --     19,842
   RMBS                                                                    --   2,696  1,918        --          --      4,614
   CMBS                                                                    --   3,453    537        --          --      3,990
   CDO/ABS                                                                 --   1,141  1,568        --          --      2,709
                                                                      ------- ------- ------      ----        ----    -------
Total bonds available for sale                                             --  28,844  4,289        --          --     33,133
                                                                      ------- ------- ------      ----        ----    -------
Other bond securities:
   Non-U.S. governments                                                    --       6     --        --          --          6
   Corporate debt                                                          --     217     --        --          --        217
   RMBS                                                                    --      58    105        --          --        163
   CMBS                                                                    --      93     15        --          --        108
   CDO/ABS                                                                 --       5    715        --          --        720
                                                                      ------- ------- ------      ----        ----    -------
Total other bond securities                                                --     379    835        --          --      1,214
                                                                      ------- ------- ------      ----        ----    -------
Equity securities available for sale:
   Preferred stock                                                          4      --     --        --          --          4
                                                                      ------- ------- ------      ----        ----    -------
Total equity securities available for sale                                  4      --     --        --          --          4
                                                                      ------- ------- ------      ----        ----    -------
Other invested assets                                                      --     520    586        --          --      1,106
Short-term investments                                                    324     236     --        --          --        560
Derivative assets:
   Interest rate contracts                                                 --      84     --        --          --         84
   Foreign exchange contracts                                              --      61     --        --          --         61
   Equity contracts                                                        39       4     --        --          --         43
   Counterparty netting and cash collateral                                --      --     --       (25)        (86)      (111)
                                                                      ------- ------- ------      ----        ----    -------
Total derivative assets                                                    39     149     --       (25)        (86)        77
                                                                      ------- ------- ------      ----        ----    -------
Separate account assets                                                31,350     186     --        --          --     31,536
                                                                      ------- ------- ------      ----        ----    -------
Total                                                                 $31,717 $30,314 $5,710      $(25)       $(86)   $67,630
                                                                      ======= ======= ======      ====        ====    =======
LIABILITIES:
Policyholder contract deposits                                        $    -- $    -- $  197      $ --        $ --    $   197
Notes payable - to affiliates, net                                         --      --    143        --          --        143
Derivative liabilities:
   Interest rate contracts                                                 --      23     --        --          --         23
   Foreign exchange contracts                                              --       2     --        --          --          2
   Counterparty netting and cash collateral                                --      --     --       (25)         --        (25)
                                                                      ------- ------- ------      ----        ----    -------
Total derivative liabilities                                               --      25     --       (25)         --         --
                                                                      ------- ------- ------      ----        ----    -------
Total                                                                 $    -- $    25 $  340      $(25)       $ --    $   340
                                                                      ======= ======= ======      ====        ====    =======

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2014                                                                             Counterparty    Cash
(IN MILLIONS)                                                         Level 1 Level 2 Level 3  Netting/*/  Collateral  Total
-------------                                                         ------- ------- ------- ------------ ---------- -------
ASSETS:
Bonds available for sale:
   U.S. government and government sponsored entities                  $    -- $   343 $   --      $--         $--     $   343
   Obligations of states, municipalities and political subdivisions        --     812     51       --          --         863
   Non-U.S. governments                                                    --     956     --       --          --         956
   Corporate debt                                                          --  21,568    291       --          --      21,859
   RMBS                                                                    --   3,116  1,788       --          --       4,904
   CMBS                                                                    --   3,305    628       --          --       3,933
   CDO/ABS                                                                 --   1,342  1,683       --          --       3,025
                                                                      ------- ------- ------      ---         ---     -------
Total bonds available for sale                                             --  31,442  4,441       --          --      35,883
                                                                      ------- ------- ------      ---         ---     -------
Other bond securities:
   RMBS                                                                    --      65     71       --          --         136
   CMBS                                                                    --     127     39       --          --         166
   CDO/ABS                                                                 --       5    851       --          --         856
                                                                      ------- ------- ------      ---         ---     -------
Total other bond securities                                                --     197    961       --          --       1,158
                                                                      ------- ------- ------      ---         ---     -------
Equity securities available for sale:
   Preferred stock                                                          4      --     --       --          --           4
                                                                      ------- ------- ------      ---         ---     -------
Total equity securities available for sale                                  4      --     --       --          --           4
                                                                      ------- ------- ------      ---         ---     -------
Other invested assets                                                      --     479    692       --          --       1,171
Short-term investments                                                    108     108     --       --          --         216
Derivative assets:
   Interest rate contracts                                                 --      62     --       --          --          62
   Foreign exchange contracts                                              --      23     --       --          --          23
   Equity contracts                                                        41      --     --       --          --          41
   Counterparty netting and cash collateral                                --      --     --       (3)         (4)         (7)
                                                                      ------- ------- ------      ---         ---     -------
Total derivative assets                                                    41      85     --       (3)         (4)        119
                                                                      ------- ------- ------      ---         ---     -------
Separate account assets                                                33,197     204     --       --          --      33,401
                                                                      ------- ------- ------      ---         ---     -------
Total                                                                 $33,350 $32,515 $6,094      $(3)        $(4)    $71,952
                                                                      ======= ======= ======      ===         ===     =======
LIABILITIES:
Policyholder contract deposits                                        $    -- $    -- $  236      $--         $--     $   236
Notes payable - to affiliates, net                                         --      --    149       --          --         149
Derivative liabilities:
   Foreign exchange contracts                                              --       3     --       --          --           3
   Counterparty netting and cash collateral                                --      --     --       (3)         --          (3)
                                                                      ------- ------- ------      ---         ---     -------
Total derivative liabilities                                               --       3     --       (3)         --          --
                                                                      ------- ------- ------      ---         ---     -------
Total                                                                 $    -- $     3 $  385      $(3)        $--     $   385
                                                                      ======= ======= ======      ===         ===     =======

* Represents netting of derivative exposures covered by qualifying master netting agreements.

TRANSFERS OF LEVEL 1 AND LEVEL 2 ASSETS AND LIABILITIES

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. We had no significant transfers between Level 1 and Level 2 during 2015. In 2014, we transferred $4 million of preferred stock from Level 2 to Level 1 and had no significant transfers from Level 1 to Level 2.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS

THE FOLLOWING TABLES PRESENT CHANGES DURING 2015 AND 2014 IN LEVEL 3 ASSETS (LIABILITIES) MEASURED AT FAIR VALUE ON A RECURRING BASIS, AND THE REALIZED AND UNREALIZED GAINS (LOSSES) RELATED TO THE LEVEL 3 ASSETS (LIABILITIES) IN THE CONSOLIDATED BALANCE SHEETS AT DECEMBER 31, 2015 AND 2014:

                                                                                                                   Changes in
                                                                                                                   Unrealized
                                                    Net                                                               Gains
                                                  Realized                                                          (Losses)
                                                    and                    Purchases,                              Included in
                                                 Unrealized                  Sales,                                 Income on
                                         Fair      Gains                   Issuances                        Fair   Instruments
                                         Value    (Losses)      Other         and        Gross     Gross   Value     Held at
                                       Beginning  Included  Comprehensive Settlements, Transfers Transfers End of    End of
(IN MILLIONS)                           of Year  in Income  Income (Loss)     Net         In        Out     Year      Year
-------------                          --------- ---------- ------------- ------------ --------- --------- ------  -----------
DECEMBER 31, 2015
ASSETS:
Bonds available for sale:
   Obligations of states,
    municipalities and
    political subdivisions              $   51     $  --        $  (3)       $  --       $ --     $    --  $   48     $ --
   Corporate debt                          291         2          (19)         (41)       255        (270)    218       --
   RMBS                                  1,788        96          (31)          65         --          --   1,918       --
   CMBS                                    628        23          (35)         (50)        --         (29)    537       --
   CDO/ABS                               1,683        24          (42)         (97)        --          --   1,568       --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total bonds available for sale           4,441       145         (130)        (123)       255        (299)  4,289       --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Other bond securities:
   RMBS                                     71         9           --           25         --          --     105        6
   CMBS                                     39        (1)          --          (23)        --          --      15       --
   CDO/ABS                                 851       (12)          --         (124)        --          --     715      (18)
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total other bond securities                961        (4)          --         (122)        --          --     835      (12)
                                        ------     -----        -----        -----       ----     -------  ------     ----
Other invested assets                      692       (16)         (40)         (50)        --          --     586       --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total                                   $6,094     $ 125        $(170)       $(295)      $255     $  (299) $5,710     $(12)
                                        ======     =====        =====        =====       ====     =======  ======     ====
LIABILITIES:
Policyholder contract deposits          $ (236)    $  73        $  --        $ (34)      $ --     $    --  $ (197)    $ --
Notes payable - to affiliates, net        (149)        6           --           --         --          --    (143)      --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total                                   $ (385)    $  79        $  --        $ (34)      $ --     $    --  $ (340)    $ --
                                        ======     =====        =====        =====       ====     =======  ======     ====
DECEMBER 31, 2014
ASSETS:
Bonds available for sale:
   Obligations of states,
    municipalities and
    political subdivisions              $   45     $  --        $   9        $  --       $ --     $    (3) $   51     $ --
   Corporate debt                          248         5           (8)         (80)       236        (110)    291       --
   RMBS                                  1,564        90           28          111         --          (5)  1,788       --
   CMBS                                  1,497        83           11           66         19      (1,048)    628       --
   CDO/ABS                               1,850        41            2            7        615        (832)  1,683       --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total bonds available for sale           5,204       219           42          104        870      (1,998)  4,441       --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Other bond securities:
   RMBS                                     38         3           --           30         --          --      71        2
   CMBS                                    141        (2)           4           --         --        (104)     39        5
   CDO/ABS                                 600        21           --          230         --          --     851        9
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total other bond securities                779        22            4          260         --        (104)    961       16
                                        ------     -----        -----        -----       ----     -------  ------     ----
Equity securities available for sale:
Other invested assets                      777        43           34            7         93        (262)    692       --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total                                   $6,760     $ 284        $  80        $ 371       $963     $(2,364) $6,094     $ 16
                                        ======     =====        =====        =====       ====     =======  ======     ====
LIABILITIES:
Policyholder contract deposits          $  (52)    $(184)       $  --        $  --       $ --     $    --  $ (236)    $ --
Notes payable - to affiliates, net        (125)      (24)          --           --         --          --    (149)      --
                                        ------     -----        -----        -----       ----     -------  ------     ----
Total                                   $ (177)    $(208)       $  --        $  --       $ --     $    --  $ (385)    $ --
                                        ======     =====        =====        =====       ====     =======  ======     ====

NET REALIZED AND UNREALIZED GAINS AND LOSSES INCLUDED IN INCOME RELATED TO LEVEL 3 ASSETS AND LIABILITIES SHOWN ABOVE WERE REPORTED IN THE CONSOLIDATED STATEMENTS OF INCOME AS FOLLOWS:

                                                     Net
                                                   Realized
                                           Net     Capital
                                        Investment  Gains   Other
(IN MILLIONS)                             Income   (Losses) Income Total
-------------                           ---------- -------- ------ -----
DECEMBER 31, 2015
   Bonds available for sale                $157     $ (12)   $ --  $ 145
   Other bond securities                     (1)       (3)     --     (4)
   Other invested assets                    (10)       (6)     --    (16)
   Policyholder contract deposits            --        73      --     73
   Notes payable - to affiliates, net        --        --       6      6
December 31, 2014
   Bonds available for sale                $168     $  51    $ --  $ 219
   Other bond securities                     22        --      --     22
   Other invested assets                     43                --     43
   Policyholder contract deposits            --      (184)     --   (184)
   Notes payable - to affiliates, net        --        --     (24)   (24)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE GROSS COMPONENTS OF PURCHASES, SALES, ISSUES AND SETTLEMENTS, NET, SHOWN ABOVE:

                                                              Purchases,
                                                                Sales,
                                                              Issuances
                                                                 and
                                                             Settlements,
(IN MILLIONS)                   Purchases Sales  Settlements     Net*
-------------                   --------- -----  ----------- ------------
DECEMBER 31, 2015
Assets:
Bonds available for sale:
   Corporate debt                $   52   $  (3)   $   (90)     $ (41)
   RMBS                             452     (59)      (328)        65
   CMBS                              13      (7)       (56)       (50)
   CDO/ABS                          547    (338)      (306)       (97)
                                 ------   -----    -------      -----
Total bonds available for sale    1,064    (407)      (780)      (123)
                                 ------   -----    -------      -----
Other bond securities:
   RMBS                             111     (74)       (12)        25
   CMBS                              --      (1)       (22)       (23)
   CDO/ABS                           --     (63)       (61)      (124)
                                 ------   -----    -------      -----
Total other bond securities         111    (138)       (95)      (122)
                                 ------   -----    -------      -----
Other invested assets                 4     (23)       (31)       (50)
                                 ------   -----    -------      -----
Total assets                     $1,179   $(568)   $  (906)     $(295)
                                 ======   =====    =======      =====
Liabilities:
Policyholder contract deposits   $   --   $  --    $   (34)     $ (34)
                                 ------   -----    -------      -----
Total liabilities                $   --   $  --    $   (34)     $ (34)
                                 ======   =====    =======      =====
DECEMBER 31, 2014
Assets:
Bonds available for sale:
   Corporate debt                $   10   $  --    $   (90)     $ (80)
   RMBS                             398     (10)      (277)       111
   CMBS                             192    (122)        (4)        66
   CDO/ABS                          691      --       (684)         7
                                 ------   -----    -------      -----
Total bonds available for sale    1,291    (132)    (1,055)       104
                                 ------   -----    -------      -----
Other bond securities:
   RMBS                              40      --        (10)        30
   CDO/ABS                          282      --        (52)       230
                                 ------   -----    -------      -----
Total other bond securities         322      --        (62)       260
                                 ------   -----    -------      -----
Other invested assets                62      --        (55)         7
                                 ------   -----    -------      -----
Total assets                     $1,675   $(132)   $(1,172)     $ 371
                                 ======   =====    =======      =====

*  There were no issuances in 2015 and 2014.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2015 and 2014 may include changes in fair value that were attributable to both observable inputs (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $5 million of net losses related to assets transferred into Level 3 in 2015 and includes $9 million of net losses related to assets transferred out of Level 3 in 2015. The net realized and unrealized gains (losses) included and excluded in income (loss) or other comprehensive income
(loss) related to 2014 Level 3 transfers were not significant.

TRANSFERS OF LEVEL 3 ASSETS

During 2015 and 2014, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, CDO/ABS, and investments in hedge funds and private equity funds. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types. Certain investments in hedge funds were transferred into Level 3 due to these investments now being carried at fair value and no longer being accounted for using the equity method of

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

accounting due to a change in percentage ownership, or as a result of limited market activity due to fund-imposed redemption restrictions.

During 2015 and 2014, transfers out of Level 3 assets primarily included CMBS, CDO/ABS, RMBS, certain investments in municipal securities, private placement and other corporate debt, and investments in hedge funds. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market. The transfers of certain hedge fund investments out of Level 3 assets were primarily the result of easing of certain fund-imposed redemption restrictions.

TRANSFERS OF LEVEL 3 LIABILITIES

There were no significant transfers of derivative or other liabilities into or out of Level 3 during 2015 or 2014.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                          FAIR VALUE AT
                          DECEMBER 31,
(IN MILLIONS)                 2015      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------             ------------- -------------------- -------------------------- -------------------------
ASSETS:
Obligations of states,
  municipalities and
  political subdivisions     $   48     Discounted cash flow                     Yield     4.20% - 4.84% (4.52%)
Corporate debt                   99     Discounted cash flow                     Yield   9.92% - 12.87% (11.40%)
RMBS/(a)/                     1,901     Discounted cash flow  Constant prepayment rate    0.82% - 10.97% (5.89%)
                                                                         Loss severity  46.31% - 77.35% (61.83%)
                                                                 Constant default rate     3.20% - 8.91% (6.05%)
                                                                                 Yield     3.02% - 6.86% (4.94%)
CMBS                            320     Discounted cash flow                     Yield    0.00% - 18.45% (8.93%)
CDO/ABS/(a)/                    738     Discounted cash flow                     Yield     3.36% - 4.91% (4.13%)
LIABILITIES:
Embedded derivatives
  within Policyholder
  contract deposits:
   GMWB and GMAB             $  131     Discounted cash flow         Equity volatility           15.00% - 50.00%
                                                                       Base lapse rate                     8.00%
                                                                    Dynamic lapse rate            1.60% - 12.00%
                                                             Mortality multiplier/(c)/                    80.00%
                                                                      Utilization rate            1.00% - 70.00%
                                                                Equity / interest-rate
                                                                      correlation/(d)/           20.00% - 40.00%
   Index annuities               66     Discounted cash flow                Lapse rate            0.75% - 66.00%
                                                             Mortality multiplier/(c)/                    80.00%

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                          FAIR VALUE AT
                          DECEMBER 31,
(IN MILLIONS)                 2014      Valuation Technique  Unobservable Input/(b)/   Range (Weighted Average)
-------------             ------------- -------------------- ------------------------- -------------------------
ASSETS:
Obligations of states,
  municipalities and
  political subdivisions     $   51     Discounted cash flow                    Yield     3.84% - 4.59% (4.21%)
Corporate debt                  207     Discounted cash flow                    Yield       0% - 16.24% (6.96%)
RMBS/(a)/                     1,760     Discounted cash flow Constant prepayment rate    0.86% - 12.67% (6.76%)
                                                                        Loss severity  45.40% - 77.62% (61.51%)
                                                                Constant default rate     2.98% - 9.72% (6.35%)
                                                                                Yield     1.70% - 8.57% (5.13%)
CMBS                            470     Discounted cash flow                    Yield       0% - 15.90% (7.54%)
CDO/ABS/(a)/                    844     Discounted cash flow                    Yield     1.58% - 4.25% (2.91%)
LIABILITIES:
Embedded derivatives
  within Policyholder
  contract deposits:
   GMWB and GMAB             $  218     Discounted cash flow        Equity volatility            6.00% - 39.00%
                                                                      Base lapse rate            1.00% - 40.00%
                                                                   Dynamic lapse rate            0.20% - 60.00%
                                                                       Mortality rate            0.50% - 40.00%
                                                                     Utilization rate            0.50% - 25.00%
   Index annuities               18     Discounted cash flow           Mortality rate            0.50% - 40.00%
                                                                           Lapse rate            1.00% - 40.00%

(a) Information received from third-party valuation service providers. The ranges of the unobservable inputs for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b) Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c) Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for GMWB and GMAB, and the 1975-1980 Modified Basic table for index annuities.
(d) An equity / interest rate correlation factor was added to the valuation model in 2015.

The ranges of reported inputs for Corporate debt, RMBS, CMBS and CDO/ABS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these investments.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

SENSITIVITY TO CHANGES IN UNOBSERVABLE INPUTS

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

OBLIGATIONS OF STATES, MUNICIPALITIES AND POLITICAL SUBDIVISIONS

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

CORPORATE DEBT

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS AND CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by independent third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates
(CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

EMBEDDED DERIVATIVES WITHIN POLICYHOLDER CONTRACT DEPOSITS

Embedded derivatives reported within policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) within variable annuity products and certain enhancements to interest crediting rates based on market indices within index annuities. For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

.. Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may either decrease or increase, depending on the relative changes in projected rider fees and projected benefit payments. In 2015, the calculations used to measure equity volatilities for the GMWB were updated to provide greater emphasis on current expected market-based volatilities versus historical market volatilities. The implementation of this change reduced the fair value of the GMWB liability, net of related adjustments to DAC, by approximately $9 million at December 31, 2015, which was more than offset by the addition of an equity / interest rate correlation factor to the valuation model in 2015, as described below. Long-term equity volatility and equity / interest rate correlation are both key inputs in our economic scenario modeling used to value the embedded derivatives.

.. Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates in the economic scenario generator used to value our GMWB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability. Prior to 2015, an assumption of zero correlation was used based on historical data that was mixed as to the direction of this correlation over a long period of time. In 2015, we added a positive correlation factor based on current market conditions and expected views of market participants. This change increased the GMWB fair value liability, net of related adjustments to DAC, by approximately $24 million at December 31, 2015, which was largely offset by an update to equity volatility assumptions, as described above.

.. Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts, but in certain scenarios, increases in assumed lapse rates may increase the fair value of the liability.

.. Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

.. Utilization rate assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization rate assumptions are based on company experience, which includes partial withdrawal behavior. Increases in assumed utilization rates will generally increase the fair value of the liability.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share as a practical expedient to measure fair value.

                                                                              DECEMBER 31, 2015           December 31, 2014
                                                                         --------------------------- ---------------------------
                                                                           Fair Value                  Fair Value
                                                                            Using Net                   Using Net
                                                                           Asset Value                 Asset Value
                                                                          Per Share (or   Unfunded    Per Share (or   Unfunded
(IN MILLIONS)                         Investment Category Includes       its equivalent) Commitments its equivalent) Commitments
-------------                     -------------------------------------- --------------- ----------- --------------- -----------
INVESTMENT CATEGORY
PRIVATE EQUITY FUNDS:
   Leveraged buyout               Debt and/or equity investments
                                  made as part of a transaction in
                                  which assets of mature companies
                                  are acquired from the current
                                  shareholders, typically with the use
                                  of financial leverage                      $  139          $34         $  212          $37
   Real Estate / Infrastructure   Investments in real estate properties
                                  and infrastructure positions,
                                  including power plants and other
                                  energy generating facilities                   18            4             24            5
   Venture capital                Early-stage, high-potential, growth
                                  companies expected to generate a
                                  return through an eventual
                                  realization event, such as an initial
                                  public offering or sale of the
                                  company                                         5           20              3           17
   Distressed                     Securities of companies that are in
                                  default, under bankruptcy protection,
                                  or troubled                                    15            3             31           10
   Other                          Includes multi-strategy, mezzanine,
                                  and other strategies                           18           10             20            9
                                                                             ------          ---         ------          ---
Total private equity funds                                                      195           71            290           78
                                                                             ------          ---         ------          ---
HEDGE FUNDS:
   Event-driven                   Securities of companies undergoing
                                  material structural changes,
                                  including mergers, acquisitions and
                                  other reorganizations                         246           --            244           --
   Long-short                     Securities that the manager believes
                                  are undervalued, with corresponding
                                  short positions to hedge market risk          444           --            403           --
   Distressed                     Securities of companies that are in
                                  default, under bankruptcy protection
                                  or troubled                                   148           --            163            3
   Emerging markets               Investments in the financial markets
                                  of developing countries                        58           --             58           --
                                                                             ------          ---         ------          ---
Total hedge funds                                                               896           --            868            3
                                                                             ------          ---         ------          ---
Total                                                                        $1,091          $71         $1,158          $81
                                                                             ======          ===         ======          ===

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above may be redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments are currently not redeemable, either in whole or in part, because such investments include various contractual restrictions. The majority of these contractual restrictions, which may have been put in place at a fund's inception or thereafter, have pre-defined end dates and are generally expected to be lifted by the end of 2016. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS INFORMATION REGARDING THE EXPECTED REMAINING LIVES OF OUR INVESTMENTS IN PRIVATE EQUITY FUNDS, ASSUMING AVERAGE ORIGINAL EXPECTED LIVES OF 10 YEARS FOR THE FUNDS, AND INFORMATION REGARDING REDEMPTIONS AND CONTRACTUAL RESTRICTIONS RELATED TO OUR HEDGE FUND INVESTMENTS:

DECEMBER 31,                                                                          2015
------------                                                                          ----
PERCENTAGE OF PRIVATE EQUITY FUND INVESTMENTS WITH REMAINING LIVES OF:
   Three years or less                                                                 92%
   Between four and six years                                                           5
   Between seven and 10 years                                                           3
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
PERCENTAGE OF HEDGE FUND INVESTMENTS REDEEMABLE:
   Monthly                                                                             15%
   Quarterly                                                                           58
   Semi-annually                                                                       14
   Annually                                                                            13
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
Percentage of hedge fund investments' fair value subject to contractual restrictions   54%
                                                                                      ===

FAIR VALUE OPTION

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, which are included in notes payable - to affiliates, net. Refer to Notes 9 and 18 for additional information on these VIEs.

THE FOLLOWING TABLE PRESENTS THE DIFFERENCE BETWEEN FAIR VALUES AND THE AGGREGATE CONTRACTUAL PRINCIPAL AMOUNTS OF NOTES PAYABLE FOR WHICH THE FAIR VALUE OPTION WAS ELECTED:

                                                DECEMBER 31, 2015                 December 31, 2014
                                        --------------------------------  --------------------------------
                                                   OUTSTANDING                       Outstanding
                                                    PRINCIPAL                         Principal
(IN MILLIONS)                           FAIR VALUE   AMOUNT    DIFFERENCE Fair Value   Amount    Difference
-------------                           ---------- ----------- ---------- ---------- ----------- ----------
LIABILITIES:
   Notes payable - to affiliates, net      $143       $365       $(222)      $149       $365       $(216)
                                           ====       ====       =====       ====       ====       =====

THE FOLLOWING TABLE PRESENTS THE GAINS OR LOSSES RECORDED RELATED TO THE ELIGIBLE INSTRUMENTS FOR WHICH WE ELECTED THE FAIR VALUE OPTION:

                                                          Gain (Loss)
YEARS ENDED DECEMBER 31,                               ----------------
(IN MILLIONS)                                          2015  2014  2013
-------------                                          ----  ----  ----
Assets:
   Other bond securities - certain hybrid securities   $ 33  $ 58  $ 40
   Other invested assets                                (29)   45    58
                                                       ----  ----  ----
Liabilities:
   Notes payable - to affiliates, net                     6   (24)  (10)
                                                       ----  ----  ----
Total gain                                             $ 10  $ 79  $ 88
                                                       ====  ====  ====

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other invested assets primarily relate to hedge funds and private equity funds that are held for sale.

THE FOLLOWING TABLE PRESENTS ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS AT THE TIME OF IMPAIRMENT AND THE RELATED IMPAIRMENT CHARGES RECORDED DURING THE PERIODS PRESENTED:

                               Assets at Fair Value      Impairment Charges
                           ----------------------------- ------------------
                                Non-Recurring Basis       December 31,
                           ----------------------------- ------------------
(IN MILLIONS)              Level 1 Level 2 Level 3 Total 2015   2014  2013
-------------              ------- ------- ------- ----- ----   ----  ----
DECEMBER 31, 2015
   Other invested assets     $--     $--     $98    $98   $9    $--   $--
                             ===     ===     ===    ===   ==    ===   ===

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

.. MORTGAGE AND OTHER LOANS RECEIVABLE: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. The carrying amount of policy loans, which approximates fair value, is generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

.. OTHER INVESTED ASSETS that are not measured at fair value represent our investments in FHLB stock. These investments are carried at amortized cost, which approximates fair value.

.. CASH AND SHORT-TERM INVESTMENTS: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..  POLICYHOLDER CONTRACT DEPOSITS ASSOCIATED WITH INVESTMENT-TYPE CONTRACTS:
   Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

.. NOTES PAYABLE: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE CARRYING VALUES AND ESTIMATED FAIR VALUES OF OUR FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE, AND INDICATES THE LEVEL IN THE FAIR VALUE HIERARCHY OF THE ESTIMATED FAIR VALUE MEASUREMENT BASED ON THE OBSERVABILITY OF THE INPUTS USED:

                                               Estimated Fair Value
                                          ------------------------------- Carrying
(IN MILLIONS)                             Level 1 Level 2 Level 3  Total   Value
-------------                             ------- ------- ------- ------- --------
DECEMBER 31, 2015
Assets:
   Mortgage and other loans receivable     $ --    $ 44   $ 5,861 $ 5,905 $ 5,718
   Other invested assets                     --       7        --       7       7
   Short-term investments                    --      43        --      43      43
   Cash                                      82      --        --      82      82
Liabilities:
   Policyholder contract deposits/*/         --      --    43,623  43,623  37,646
   Note payable - to third parties, net      --      25        25      50      50
December 31, 2014
Assets:
   Mortgage and other loans receivable     $ --    $ --   $ 5,675 $ 5,675 $ 5,326
   Other invested assets                     --       8        --       8       8
   Short-term investments                    --     227        --     227     227
   Cash                                     110      --        --     110     110
Liabilities:
   Policyholder contract deposits/*/         --      --    44,550  44,550  37,461
   Note payable - to third parties, net      --      --       118     118     118

* Excludes embedded policy derivatives which are carried at fair value on a recurring basis.

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2015 or 2014.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS, CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

OTHER BOND SECURITIES AND OTHER COMMON AND PREFERRED STOCK

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

SECURITIES AVAILABLE FOR SALE

THE FOLLOWING TABLE PRESENTS THE AMORTIZED COST OR COST AND FAIR VALUE OF OUR AVAILABLE FOR SALE SECURITIES:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(IN MILLIONS)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
DECEMBER 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                   $   279    $   67     $  --     $   346      $ --
   Obligations of states, municipalities and political subdivisions        766        50        (4)        812        --
   Non-U.S. governments                                                    847        22       (49)        820        --
   Corporate debt                                                       19,465       873      (496)     19,842       (19)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              4,320       337       (43)      4,614       171
       CMBS                                                              3,854       176       (40)      3,990        70
       CDO/ABS                                                           2,681        54       (26)      2,709        10
                                                                       -------    ------     -----     -------      ----
   Total mortgage-backed, asset-backed and collateralized               10,855       567      (109)     11,313       251
                                                                       -------    ------     -----     -------      ----
TOTAL BONDS AVAILABLE FOR SALE/(b)/                                     32,212     1,579      (658)     33,133       232
                                                                       -------    ------     -----     -------      ----
Equity securities available for sale:
   Preferred stock                                                           4        --        --           4        --
                                                                       -------    ------     -----     -------      ----
TOTAL EQUITY SECURITIES AVAILABLE FOR SALE                                   4        --        --           4        --
                                                                       -------    ------     -----     -------      ----
TOTAL                                                                  $32,216    $1,579     $(658)    $33,137      $232
                                                                       =======    ======     =====     =======      ====
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities                   $   257    $   86     $  --     $   343      $ --
   Obligations of states, municipalities and political subdivisions        800        65        (2)        863        --
   Non-U.S. governments                                                    931        45       (20)        956        --
   Corporate debt                                                       20,518     1,464      (123)     21,859        11
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              4,533       405       (34)      4,904       196
       CMBS                                                              3,712       240       (19)      3,933        88
       CDO/ABS                                                           2,944        95       (14)      3,025        15
                                                                       -------    ------     -----     -------      ----
   Total mortgage-backed, asset-backed and collateralized               11,189       740       (67)     11,862       299
                                                                       -------    ------     -----     -------      ----
TOTAL BONDS AVAILABLE FOR SALE/(b)/                                     33,695     2,400      (212)     35,883       310
                                                                       -------    ------     -----     -------      ----
Equity securities available for sale:
   Preferred stock                                                           4        --        --           4        --
                                                                       -------    ------     -----     -------      ----
TOTAL EQUITY SECURITIES AVAILABLE FOR SALE                                   4        --        --           4        --
                                                                       -------    ------     -----     -------      ----
TOTAL                                                                  $33,699    $2,400     $(212)    $35,887      $310
                                                                       =======    ======     =====     =======      ====

(a) Represents the amount of other-than-temporary impairments recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(b) At December 31, 2015 and 2014, bonds available for sale held by us that were below investment grade or not rated totaled $4.4 billion and $4.1 billion, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Securities Available for Sale in a Loss Position

THE FOLLOWING TABLE SUMMARIZES THE FAIR VALUE AND GROSS UNREALIZED LOSSES ON OUR AVAILABLE FOR SALE SECURITIES, AGGREGATED BY MAJOR INVESTMENT CATEGORY AND LENGTH OF TIME THAT INDIVIDUAL SECURITIES HAVE BEEN IN A CONTINUOUS UNREALIZED LOSS POSITION:

                                                Less than 12 Months    12 Months or More           Total
                                               --------------------- --------------------- ---------------------
                                                            Gross                 Gross                 Gross
                                                          Unrealized            Unrealized            Unrealized
(IN MILLIONS)                                  Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                                  ---------- ---------- ---------- ---------- ---------- ----------
DECEMBER 31, 2015
Bonds available for sale:
   U.S. government and government
     sponsored entities                          $   16      $ --      $   --      $ --     $    16      $ --
   Obligations of states, municipalities and
     political subdivisions                         113         3          23         1         136         4
   Non-U.S. governments                             385        24          90        25         475        49
   Corporate debt                                 4,924       309         560       187       5,484       496
   RMBS                                             803        16         433        27       1,236        43
   CMBS                                           1,825        38          25         2       1,850        40
   CDO/ABS                                        1,107        17         310         9       1,417        26
                                                 ------      ----      ------      ----     -------      ----
TOTAL BONDS AVAILABLE FOR SALE                   $9,173      $407      $1,441      $251     $10,614      $658
                                                 ======      ====      ======      ====     =======      ====
December 31, 2014
Bonds available for sale:
   U.S. government and government
     sponsored entities                          $    6      $ --      $   15      $ --     $    21      $ --
   Obligations of states, municipalities
     and political subdivisions                      24        --         104         2         128         2
   Non-U.S. governments                             160         7         154        13         314        20
   Corporate debt                                 1,452        54       1,170        69       2,622       123
   RMBS                                             476        16         380        18         856        34
   CMBS                                             149         1       1,114        18       1,263        19
   CDO/ABS                                          853         8         238         6       1,091        14
                                                 ------      ----      ------      ----     -------      ----
TOTAL BONDS AVAILABLE FOR SALE                   $3,120      $ 86      $3,175      $126     $ 6,295      $212
                                                 ======      ====      ======      ====     =======      ====

At December 31, 2015, we held 2,000 individual fixed maturity securities that were in an unrealized loss position, of which 345 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2015 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

THE FOLLOWING TABLE PRESENTS THE AMORTIZED COST AND FAIR VALUE OF FIXED MATURITY SECURITIES AVAILABLE FOR SALE BY CONTRACTUAL MATURITY:

                                                    Total Fixed Maturity    Fixed Maturity Securities
                                                         Securities            in a Loss Position
                                                     Available for Sale        Available for Sale
                                                  ------------------------- -------------------------
(IN MILLIONS)                                     Amortized Cost Fair Value Amortized Cost Fair Value
-------------                                     -------------- ---------- -------------- ----------
DECEMBER 31, 2015
Due in one year or less                              $   789      $   800      $    32     $      32
Due after one year through five years                  6,641        7,034          843           792
Due after five years through ten years                 9,730        9,691        3,994         3,641
Due after ten years                                    4,197        4,295        1,791         1,646
Mortgage-backed, asset-backed and collateralized      10,855       11,313        4,612         4,503
                                                     -------      -------      -------     ---------
Total                                                $32,212      $33,133      $11,272     $  10,614
                                                     =======      =======      =======     =========

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE GROSS REALIZED GAINS AND GROSS REALIZED LOSSES FROM SALES OR MATURITIES OF OUR AVAILABLE FOR SALE SECURITIES:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2015              2014              2013
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(IN MILLIONS)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $53      $50      $114     $29      $420     $26
Equity securities              1       --        --      --         8      --
                             ---      ---      ----     ---      ----     ---
Total                        $54      $50      $114     $29      $428     $26
                             ===      ===      ====     ===      ====     ===

In 2015, 2014, and 2013, the aggregate fair value of available for sale securities sold was $6.8 billion, $2.0 billion and $6.9 billion, respectively.

OTHER SECURITIES MEASURED AT FAIR VALUE

THE FOLLOWING TABLE PRESENTS THE FAIR VALUE OF OTHER SECURITIES MEASURED AT FAIR VALUE AT OUR ELECTION OF THE FAIR VALUE OPTION:

                                                        December 31, 2015           December 31, 2014
                                                   --------------------------  --------------------------
(IN MILLIONS)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
Non-U.S. governments                                 $    6           1%         $   --          --%
Corporate debt                                          217          18              --          --
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 163          13             136          12
   CMBS                                                 108           9             166          14
   CDO/ABS                                              720          59             856          74
                                                     ------         ---          ------         ---
Total other bond securities                          $1,214         100%         $1,158         100%
                                                     ======         ===          ======         ===

OTHER INVESTED ASSETS

THE FOLLOWING TABLE SUMMARIZES THE CARRYING VALUES OF OTHER INVESTED ASSETS:

                                            December 31,
                                            -------------
(IN MILLIONS)                                2015   2014
-------------                               ------ ------
Alternative investments/(a)/                $2,282 $2,391
Investment real estate/(b)/                     90     80
Federal Home Loan Bank (FHLB) common stock       7      8
                                            ------ ------
Total                                       $2,379 $2,479
                                            ====== ======

(a) Includes primarily hedge funds, private equity funds and other investment partnerships.
(b) Net of accumulated depreciation of $3 million and $1 million at December 31, 2015 and 2014, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

The gross unrealized loss recorded in accumulated other comprehensive income on such investments was $1 million and $7 million at December 31, 2015 and 2014, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Summarized Financial Information of Equity Method Investees

THE FOLLOWING IS THE AGGREGATED SUMMARIZED FINANCIAL INFORMATION OF OUR EQUITY METHOD INVESTEES, INCLUDING THOSE FOR WHICH THE FAIR VALUE OPTION HAS BEEN
ELECTED:

                    Years ended December 31,
                    ----------------------
(IN MILLIONS)        2015     2014    2013
-------------       ------   ------  ------
Operating results:
   Total revenues   $2,067   $5,484  $4,836
   Total expenses     (628)    (815)   (904)
                    ------   ------  ------
Net income          $1,439   $4,669  $3,932
                    ------   ------  ------


                           December 31,
                         ----------------
(IN MILLIONS)              2015     2014
-------------            -------  -------
Balance sheet:
   Total assets          $29,315  $32,406
   Total liabilities      (3,040)  (4,344)

THE FOLLOWING TABLE PRESENTS THE CARRYING AMOUNT AND OWNERSHIP PERCENTAGE OF EQUITY METHOD INVESTMENTS AT DECEMBER 31, 2015 AND 2014:

                                                   2015                      2014
                                         ------------------------- -------------------------
                                                        Ownership                 Ownership
(IN MILLIONS, EXCEPT PERCENTAGES)        Carrying Value Percentage Carrying Value Percentage
---------------------------------        -------------- ---------- -------------- ----------
Equity method investments                   $  1,694     Various      $  1,650     Various

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are members of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources:

.. Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

.. Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

.. Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..  Earnings from alternative investments.

..  Interest income on mortgage, policy and other loans.

THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF NET INVESTMENT INCOME:

                                                             Years Ended December 31,
                                                             ------------------------
(IN MILLIONS)                                                 2015    2014     2013
-------------                                                ------  ------   ------
Fixed maturity securities, including short-term investments  $1,755  $1,875   $1,906
Equity securities                                                --      --        1
Interest on mortgage and other loans                            302     324      322
Investment real estate                                           12       4        6
Alternative investments/*/                                       76     224      353
Other investments                                                 2      (4)       9
                                                             ------  ------   ------
Total investment income                                       2,147   2,423    2,597
Investment expenses                                              70      67       69
                                                             ------  ------   ------
Net investment income                                        $2,077  $2,356   $2,528
                                                             ======  ======   ======

*  Includes hedge funds, private equity funds and other investment partnerships.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

.. Sales or full redemptions of available for sale fixed maturity and equity securities, real estate, alternative investments and other types of investments.

.. Reductions to the cost basis of available for sale fixed maturity and equity securities and certain other invested assets for other-than-temporary impairments.

.. Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..  Exchange gains and losses resulting from foreign currency transactions.

THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES):

                                      Years Ended December 31,
                                    ----------------------------
(IN MILLIONS)                         2015      2014      2013
-------------                       --------  --------  --------
Sales of fixed maturity securities  $      3  $     85  $    394
Sales of equity securities                 1        --         8
Mortgage and other loans                 (22)        8         1
Investment real estate                    --        15        25
Alternative investments                    6         8        (1)
Derivatives                              192        48       (43)
Other                                    (44)       16        --
Other-than-temporary impairments         (62)      (46)      (15)
                                    --------  --------  --------
Net realized capital gains          $     74  $    134  $    369
                                    ========  ========  ========

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Evaluating Investments for Other-Than-Temporary Impairments

FIXED MATURITY SECURITIES

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..  Current delinquency rates;

..  Expected default rates and the timing of such defaults;

..  Loss severity and the timing of any recovery; and

..  Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Credit Impairments

THE FOLLOWING TABLE PRESENTS A ROLLFORWARD OF THE CUMULATIVE CREDIT LOSSES IN OTHER-THAN-TEMPORARY IMPAIRMENTS RECOGNIZED IN EARNINGS FOR AVAILABLE FOR SALE FIXED MATURITY SECURITIES:

                                                                               Years Ended December 31,
                                                                               ------------------------
(IN MILLIONS)                                                                   2015    2014     2013
-------------                                                                  ------  ------  --------
Balance, beginning of year                                                     $  716  $  907  $  1,213
   Increases due to:
       Credit impairments on new securities subject to impairment losses           18       4        11
       Additional credit impairments on previously impaired securities             14      10         2
   Reductions due to:
       Credit impaired securities fully disposed for which there was no
         prior intent or requirement to sell                                     (106)   (100)     (182)
       Credit impaired securities for which there is a current intent or
         anticipated requirement to sell                                            1      --        --
       Accretion on securities previously impaired due to credit/*/              (111)   (105)     (137)
                                                                               ------  ------  --------
Balance, end of year                                                           $  532  $  716  $    907
                                                                               ======  ======  ========

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

EQUITY SECURITIES

We evaluate our available for sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

.. The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

.. A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

.. We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over 12 months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more discount to cost), in which we could not reasonably assert that the impairment period would be temporary (severity losses).

OTHER INVESTED ASSETS

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine, based on our expectations as to the timing and amount of cash flows expected to be received, whether it is

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

THE FOLLOWING TABLE PRESENTS INFORMATION ON OUR PCI SECURITIES, WHICH ARE INCLUDED IN BONDS AVAILABLE FOR SALE:

(IN MILLIONS)                                             At Date of Acquisition
-------------                                             ----------------------
Contractually required payments (principal and interest)          $3,413
Cash flows expected to be collected/*/                             2,862
Recorded investment in acquired securities                         1,958

* Represents undiscounted expected cash flows, including both principal and interest

                                 December 31,
                               -----------------
(IN MILLIONS)                    2015     2014
-------------                  -------- --------
Outstanding principal balance  $  1,733 $  1,592
Amortized cost                    1,358    1,227
Fair value                        1,388    1,287

THE FOLLOWING TABLE PRESENTS ACTIVITY FOR THE ACCRETABLE YIELD ON PCI
SECURITIES:

                                                    Years Ended December 31,
                                                    ----------------------
(IN MILLIONS)                                          2015         2014
-------------                                       ----------   ----------
Balance, beginning of year                          $      633   $      629
   Newly purchased PCI securities                          132          137
   Disposals                                               (11)          --
   Accretion                                               (80)         (78)
   Effect of changes in interest rate indices              (24)         (50)
   Net reclassification from (to) non-accretable
     difference, including effects of prepayments           39           (5)
                                                    ----------   ----------
Balance, end of year                                $      689   $      633
                                                    ==========   ==========

PLEDGED INVESTMENTS

Secured Financing

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. At December 31, 2015, our secured financing transactions also include those that involve transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledge collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Pledge collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

THE FOLLOWING TABLE PRESENTS THE FAIR VALUE OF SECURITIES PLEDGED TO COUNTERPARTIES UNDER SECURED FINANCING TRANSACTIONS:

                               December 31,
                               ------------
(IN MILLIONS)                  2015   2014
-------------                  ----   ----
Securities available for sale  $163   $--
Other securities                223    --

At December 31, 2015, amounts borrowed under repurchase and securities lending agreements totaled $388 million.

THE FOLLOWING TABLE PRESENTS INFORMATION ABOUT THE COLLATERAL PLEDGED AND THE REMAINING CONTRACTUAL MATURITY OF THE SECURED FINANCING TRANSACTIONS:

                                      Remaining Contractual Maturity of the Agreements
                                      ------------------------------------------------
                                      Overnight                      Greater
December 31, 2015                        and     Up to 30            Than 90
(IN MILLIONS)                         Continuous   days   31-90 days  days     Total
-----------------                     ---------- -------- ---------- -------- --------
   Other bond securities:
       Non U.S. government              $  --     $  --     $   --   $      6 $      6
       Corporate debt                      --        --          4        213      217
                                        -----     -----     ------   -------- --------
Total repurchase agreements                --        --          4        219      223
                                        -----     -----     ------   -------- --------
Securities lending agreements:
   Bonds available for sale:
       Non U.S. government                 --        --         14         --       14
       Corporate debt                      --        --        149         --      149
                                        -----     -----     ------   -------- --------
Total securities lending agreements        --        --        163         --      163
                                        -----     -----     ------   -------- --------
Total secured financing transactions    $  --     $  --     $  167   $    219 $    386
                                        =====     =====     ======   ======== ========

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $3 million and $4 million at December 31, 2015 and 2014, respectively.

Other Pledges

We are members of the FHLB of Dallas and such membership requires the members to own stock in the FHLB. We owned $7 million and $8 million of stock in the FHLB at December 31, 2015 and 2014, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we had pledged securities with a fair value of $279 million and $121 million at December 31, 2015 and 2014, respectively, to provide adequate collateral for potential advances from the FHLB.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

THE FOLLOWING TABLE PRESENTS THE COMPOSITION OF MORTGAGES AND OTHER LOANS
RECEIVABLE:

                                                     December 31,
                                                    --------------
(IN MILLIONS)                                        2015    2014
-------------                                       ------  ------
Commercial mortgages/*/                             $4,544  $4,303
Residential mortgages                                  242      45
Life insurance policy loans                            723     775
Commercial loans, other loans and notes receivable     261     239
                                                    ------  ------
Total mortgage and other loans receivable            5,770   5,362
Allowance for losses                                   (52)    (36)
                                                    ------  ------
Mortgage and other loans receivable, net            $5,718  $5,326
                                                    ======  ======

* Commercial mortgages primarily represent loans for office, retail, apartments and industrial properties, with exposures in New York and California representing the largest geographic concentrations (23 percent and 14 percent, respectively, at December 31, 2015 and 16 percent and 21 percent, respectively, at December 31, 2014).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

THE FOLLOWING TABLE PRESENTS THE CREDIT QUALITY INDICATORS FOR COMMERCIAL MORTGAGE LOANS:



                                          Number                       Class                                  Percent
                                            of   -------------------------------------------------              of
(DOLLARS IN MILLIONS)                     Loans  Apartments Offices Retail Industrial Hotel Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ----- ------ ---------  -------
DECEMBER 31, 2015
CREDIT QUALITY INDICATOR:
   In good standing                        291      $808    $1,415  $1,105    $381    $454   $222   $4,385       96%
   Restructured/(a)/                         4        --        67       7      --      --     --       74        2
   90 days or less delinquent                2        --        26       4      --      --     --       30        1
   >90 days delinquent or in process of
     foreclosure                             4         3        52      --      --      --     --       55        1
                                           ---      ----    ------  ------    ----    ----   ----   ------      ---
Total/(b)/                                 301      $811    $1,560  $1,116    $381    $454   $222   $4,544      100%
                                           ===      ====    ======  ======    ====    ====   ====   ======      ===
Allowance for losses                                $  6    $   24  $    9    $  7    $  3   $  1   $   50        1%
                                                    ====    ======  ======    ====    ====   ====   ======      ===
December 31, 2014
CREDIT QUALITY INDICATOR:
   In good standing                        254      $739    $1,297  $1,068    $311    $366   $391   $4,172       97%
   Restructured/(a)/                         6        --       123       7      --      --     --      130        3
   >90 days delinquent or in process of
     foreclosure                             1        --         1      --      --      --     --        1       --
                                           ---      ----    ------  ------    ----    ----   ----   ------      ---
Total/(b)/                                 261      $739    $1,421  $1,075    $311    $366   $391   $4,303      100%
                                           ===      ====    ======  ======    ====    ====   ====   ======      ===
Allowance for losses                                $ --    $   17  $   11    $  7    $ --   $  1   $   36        1%
                                                    ====    ======  ======    ====    ====   ====   ======      ===

(a) Includes loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b) Does not reflect valuation allowances.
(c) Approximately 98 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

METHODOLOGY USED TO ESTIMATE THE ALLOWANCE FOR LOSSES

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property-type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

THE FOLLOWING TABLE PRESENTS A ROLLFORWARD OF THE CHANGES IN THE ALLOWANCE FOR LOSSES ON MORTGAGE AND OTHER LOANS RECEIVABLE:

                                                  2015                   2014                   2013
                                         ---------------------  ---------------------  ----------------------
YEARS ENDED DECEMBER 31,                 Commercial Other       Commercial Other       Commercial Other
(IN MILLIONS)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
-------------                            ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $36      $--   $36     $ 47     $--  $ 47     $46      $--   $46
   Additions (reductions) to allowance       19        2    21      (15)     --   (15)      1       --     1
   Charge-offs, net of recoveries            (5)      --    (5)       4      --     4      --       --    --
                                            ---      ---   ---     ----     ---  ----     ---      ---   ---
Allowance, end of year                      $50      $ 2   $52     $ 36     $--  $ 36     $47      $--   $47
                                            ===      ===   ===     ====     ===  ====     ===      ===   ===

THE FOLLOWING TABLE PRESENTS INFORMATION ON MORTGAGE LOANS INDIVIDUALLY ASSESSED FOR CREDIT LOSSES:

                                               Years Ended December 31,
                                             ---------------------------
(IN MILLIONS)                                  2015      2014      2013
-------------                                --------  --------  -------
Impaired loans with valuation allowances     $    125  $     21  $    46
Impaired loans without valuation allowances        83         7       21
                                             --------  --------  -------
   Total impaired loans                           208        28       67
Valuation allowances on impaired loans            (20)       (6)     (20)
                                             --------  --------  -------
   Impaired loans, net                       $    188  $     22  $    47
                                             ========  ========  =======
Interest income on impaired loans            $      8  $      2  $     5
                                             ========  ========  =======

TROUBLED DEBT RESTRUCTURINGS

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

At December 31, 2014, we held $48 million of commercial mortgage loans that had been modified in a TDR. We have no other loans that had been modified in a TDR. These commercial mortgage loans had no recorded allowances for

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

credit losses at December 31, 2014. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, if they are performing according to the restructured terms. There were no commercial mortgage loans that had been modified in a TDR at December 31, 2015.

6. REINSURANCE

We assume reinsurance from other insurance companies. We are also a reinsurer for the guaranteed minimum income benefit (GMIB), guaranteed minimum withdrawal benefit (GMWB) and guaranteed minimum death benefit (GMDB) on certain variable annuities issued in Japan by MetLife Insurance K.K. (formerly American Life Insurance Company, a former subsidiary of AIG Parent). New business under this reinsurance arrangement was no longer accepted after March 31, 2009. We recorded liabilities for the amount of reserves calculated for the GMIB, GMWB and GMDB provisions of this reinsurance arrangement, which totaled $39 million and $38 million at December 31, 2015 and 2014, respectively.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with fixed maturity securities, as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange swaps and forwards) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments as a part of our investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable ISDA Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Derivatives, excluding bifurcated embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with available for sale investments have been designated as fair value hedges. Changes in fair value hedges available for sale securities are reported in net realized capital gains (losses) along with changes in the hedged item.

THE FOLLOWING TABLE PRESENTS THE NOTIONAL AMOUNTS AND THE FAIR VALUE OF DERIVATIVE ASSETS AND LIABILITIES, EXCLUDING EMBEDDED DERIVATIVES:

                                                DECEMBER 31, 2015                    December 31, 2014
                                       -----------------------------------  -----------------------------------
                                       Gross Derivative  Gross Derivative   Gross Derivative  Gross Derivative
                                            Assets          Liabilities          Assets          Liabilities
                                       ---------------  ------------------  ---------------  ------------------
                                       Notional  Fair   Notional            Notional  Fair   Notional
(IN MILLIONS)                           Amount   Value   Amount  Fair Value  Amount   Value   Amount  Fair Value
-------------                          -------- ------  -------- ---------- -------- ------  -------- ----------
DERIVATIVES DESIGNATED AS HEDGING
  INSTRUMENTS:/(a)/
   Interest rate contracts             $     18 $   --   $   60  $      --   $   --  $   --    $ --   $      --
   Foreign exchange contracts               384     42       --         --       70       3      19          --
DERIVATIVES NOT DESIGNATED AS HEDGING
  INSTRUMENTS:/(a)/
   Interest rate contracts                3,428     84    1,768         23    5,601      62     118          --
   Foreign exchange contracts               570     19      131          2      581      20      37           3
   Equity contracts                       1,527     43      225         --    1,499      41      86          --
                                       -------- ------   ------  ---------   ------  ------    ----   ---------
TOTAL DERIVATIVES, GROSS               $  5,927    188   $2,184         25   $7,751     126    $260           3
                                       -------- ------   ------  ---------   ------  ------    ----   ---------
Counterparty netting/(b)/                          (25)                (25)              (3)                 (3)
Cash collateral/(c)/                               (86)                 --               (4)                 --
                                                ======           =========           ======           =========
TOTAL DERIVATIVES INCLUDED IN OTHER
  ASSETS AND OTHER LIABILITIES,
  RESPECTIVELY/(d)/                             $   77           $      --           $  119           $      --
                                                ======           =========           ======           =========

(a) Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b) Represents netting of derivative exposures covered by a qualifying master netting agreement.
(c) Represents cash collateral posted and received that is eligible for netting.
(d) Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2015 and December 31, 2014. Fair value of liabilities related to bifurcated embedded derivatives was $197 million and $236 million, respectively, at December 31, 2015 and December 31, 2014.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE CHANGES IN THE FAIR VALUE OF DERIVATIVE INSTRUMENTS AND THE CLASSIFICATION OF THESE CHANGES IN THE CONSOLIDATED STATEMENTS OF INCOME:

                                                                YEARS ENDED DECEMBER 31,
                                                                ------------------------
(IN MILLIONS)                                                    2015    2014     2013
-------------                                                   ------  ------  --------
Derivative instruments in fair value hedging relationships:/*/
   Foreign exchange contracts                                   $    4  $   (1) $     --
                                                                ------  ------  --------
Total                                                           $    4  $   (1) $     --
                                                                ------  ------  --------
Derivatives not designated as hedging instruments
  by derivative type:
   Interest rate contracts                                      $   66  $  198  $   (117)
   Foreign exchange contracts                                       48      37       (19)
   Equity contracts                                                (28)    (32)      (56)
   Embedded derivatives                                            102    (154)      149
                                                                ------  ------  --------
Total                                                           $  188  $   49  $    (43)
                                                                ------  ------  --------
By classification:
   Net realized capital gains (losses)                          $  192  $   48  $    (43)
                                                                ------  ------  --------
Total                                                           $  192  $   48  $    (43)
                                                                ======  ======  ========

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

LONG-DURATION INSURANCE CONTRACTS: Policy acquisition costs for life-contingent products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

INVESTMENT-ORIENTED CONTRACTS: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

gross profits include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

SHADOW DAC AND SHADOW LOSS RECOGNITION: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

INTERNAL REPLACEMENTS OF LONG-DURATION AND INVESTMENT-ORIENTED PRODUCTS: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS A ROLLFORWARD OF DAC:

                                                                             Years Ended December 31,
                                                                             ------------------------
(IN MILLIONS)                                                                 2015    2014     2013
-------------                                                                ------  ------  --------
Balance, beginning of year                                                   $  800  $  901  $    769
   Acquisition costs deferred                                                    78      66        71
   Accretion of interest/amortization                                           (91)    (93)      (66)
   Effect of unlocking assumptions used in estimating future gross profits       41      47       (28)
   Effect of realized gains/loss on securities                                   30     (25)      (37)
   Effect of unrealized gains/loss on securities                                106     (94)      196
   Decrease due to foreign exchange                                              --      (2)       (4)
                                                                             ------  ------  --------
Balance, end of year                                                         $  964  $  800  $    901
                                                                             ======  ======  ========

DEFERRED SALES INDUCEMENTS

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

THE FOLLOWING TABLE PRESENTS A ROLLFORWARD OF DEFERRED SALES INDUCEMENTS:

                                                                             Years Ended December 31,
                                                                             ------------------------
(IN MILLIONS)                                                                 2015    2014     2013
-------------                                                                ------  ------  --------
Balance, beginning of year                                                   $  162  $  177  $    159
   Acquisition costs deferred                                                    14      17        20
   Accretion of interest/amortization                                           (17)    (21)      (20)
   Effect of unlocking assumptions used in estimating future gross profits        8      14       (18)
   Effect of realized gains/loss on securities                                    6      (5)       (7)
   Effect of unrealized gains/loss on securities                                 22     (20)       43
                                                                             ------  ------  --------
Balance, end of year                                                         $  195  $  162  $    177
                                                                             ======  ======  ========

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

THE FOLLOWING TABLE PRESENTS THE TOTAL ASSETS AND TOTAL LIABILITIES ASSOCIATED WITH OUR VARIABLE INTERESTS IN CONSOLIDATED VIES, AS CLASSIFIED IN THE CONSOLIDATED BALANCE SHEETS:

                                               REAL
                                            ESTATE AND
                                            INVESTMENT   SECURITIZATION
(IN MILLIONS)                              ENTITIES/(c)/    VEHICLES    TOTAL
-------------                              ------------  -------------- ------
DECEMBER 31, 2015
Assets:
   Bonds available for sale                    $--           $3,342     $3,342
   Other bond securities                        --              358        358
   Mortgage and other loans receivable          --              288        288
   Other invested assets                        18               --         18
   Other/(a)/                                   13              315        328
                                               ---           ------     ------
Total assets/(b)/                              $31           $4,303     $4,334
                                               ===           ======     ======
Liabilities:
   Notes payable - to affiliates, net          $--           $  143     $  143
   Notes payable - to third parties, net        --               50         50
   Other/(c)/                                   --                4          4
                                               ---           ------     ------
Total liabilities                              $--           $  197     $  197
                                               ===           ======     ======
December 31, 2014
Assets:
   Bonds available for sale                    $--           $3,806     $3,806
   Mortgage and other loans receivable          --              433        433
   Other invested assets                        20               --         20
   Other/(a)/                                    9              255        264
                                               ---           ------     ------
Total assets/(b)/                              $29           $4,494     $4,523
                                               ===           ======     ======
Liabilities:
   Notes payable - to affiliates, net          $--           $  149     $  149
   Notes payable - to third parties, net        --              111        111
                                               ---           ------     ------
Total liabilities                              $--           $  260     $  260
                                               ===           ======     ======

(a) Comprised primarily of short-term investments and other assets at both December 31, 2015 and 2014.
(b) The assets of each VIE can be used only to settle specific obligations of that VIE.
(c) Off-balance sheet exposure, which primarily consisted of commitments to real estate and investment entities, was $10 million at both December 31, 2015 and 2014.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances, we have provided guarantee to the VIE's interest holders.

THE FOLLOWING TABLE PRESENTS TOTAL ASSETS OF UNCONSOLIDATED VIES IN WHICH WE HOLD A VARIABLE INTEREST, AS WELL AS OUR MAXIMUM EXPOSURE TO LOSS ASSOCIATED WITH THESE VIES:

                                                     Maximum Exposure to Loss
                                                   ----------------------------
                                         Total VIE On-Balance Off-Balance
(IN MILLIONS)                             Assets    Sheet/*/     Sheet    Total
-------------                            --------- ---------- ----------- -----
DECEMBER 31, 2015
   Real estate and investment entities    $4,737      $473        $51     $524
   Securitization vehicles                 1,453       349         --      349
                                          ------      ----        ---     ----
Total                                     $6,190      $822        $51     $873
                                          ======      ====        ===     ====
December 31, 2014
   Real estate and investment entities    $2,960      $348        $55     $403
   Securitization vehicles                 1,353       371         --      371
                                          ------      ----        ---     ----
Total                                     $4,313      $719        $55     $774
                                          ======      ====        ===     ====

* At December 31, 2015 and 2014, $473 million and $348 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets and $349 million and $371 million, respectively, were recorded as bonds available for sale.

REAL ESTATE AND INVESTMENT ENTITIES

We participate as a passive investor in the equity issued primarily by third party-managed hedge and private equity funds, and certain real estate entities managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate that are VIEs. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

SECURITIZATION VEHICLES

We created certain VIEs that hold investments, primarily in investment-grade debt securities and loans, and issued beneficial interests in these investments. We own the majority of these beneficial interests and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the entities that could potentially be significant to the entities. Accordingly, we consolidate these entities and those beneficial interests issued to third-parties are reported as notes payable to third parties, net.

Ambrose

During 2012, 2013 and 2014, we entered into securitization transactions that involved the transfer of portfolios of high grade corporate securities and structured securities acquired from AIG Parent, to newly formed special purpose entities (collectively referred to as the Ambrose entities), which are VIEs. For those Ambrose entities in which we own the majority of the beneficial interests issued by the Ambrose entities and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs, we consolidate those Ambrose entities. See Note 18 for additional information on these securitization transactions.

Selkirk

During 2013 and 2014, we entered into securitization transactions in which portfolios of our commercial mortgage loans were transferred to special purpose entities, with us retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, we received beneficial interests in certain special purpose entities and cash

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

proceeds from the securitized notes issued to third party investors by other special purpose entities. We determined that we control or we are the primary beneficiary of certain special purpose entities in the securitization structures, and therefore we consolidate these entities, including those that are VIEs.

RMBS, CMBS, OTHER ABS AND CDOS

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

FUTURE POLICY BENEFITS

Future policy benefits primarily include reserves for life-contingent annuity payout contracts and are based on estimates of cost of future policy benefits. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

POLICYHOLDER CONTRACT DEPOSITS

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 1.0 percent to 4.5 percent at December 31, 2015, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for fixed annuities, fixed options within variable annuities and annuities without life contingencies, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value and
(b) annuities issued in a structured settlement arrangement with no life contingency. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

11. VARIABLE ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity contract that qualifies for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Our living benefits include guaranteed minimum withdrawal benefits (GMWB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, because the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features, and as a result, the net amount at risk for each feature is not additive to that of other features.

In addition, we record liabilities for assumed reinsurance of certain GMDB and GMWB features in variable annuity contracts issued by another insurer, under coinsurance and modified coinsurance agreements. Amounts related to guaranteed benefits shown below exclude such assumed reinsurance. See Note 6 for additional information on assumed reinsurance.

ACCOUNT BALANCES OF VARIABLE ANNUITY CONTRACTS WITH GUARANTEES WERE INVESTED IN SEPARATE ACCOUNT INVESTMENT OPTIONS AS FOLLOWS:

                     December 31,
                    ---------------
(IN MILLIONS)        2015    2014
-------------       ------- -------
Equity funds        $23,643 $25,432
Bond funds            3,008   2,991
Balanced funds        4,191   4,266
Money market funds      491     491
                    ------- -------
Total               $31,333 $33,180
                    ======= =======

GMDB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMDB is our most widely offered benefit.

The liabilities for GMDB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE DETAILS CONCERNING OUR GMDB EXPOSURES, EXCLUDING ASSUMED REINSURANCE:

                                                  December 31,
                                          ----------------------------
                                               2015           2014
                                          -------------- --------------
                                           Net Deposits   Net Deposits
                                          Plus a Minimum Plus a Minimum
(DOLLARS IN MILLIONS)                         Return         Return
---------------------                     -------------- --------------
Account value                                $55,539        $57,386
Net amount at risk                               585            691
Average attained age of contract holders          61             60
Range of guaranteed minimum return rates      0% - 3%        0% - 3%

THE FOLLOWING TABLE PRESENTS A ROLLFORWARD OF THE GMDB LIABILITIES RELATED TO VARIABLE ANNUITY CONTRACTS:

                            Years Ended December 31,
                            -----------------------
(IN MILLIONS)               2015     2014    2013
-------------               ----     ----    ----
Balance, beginning of year  $17      $ 1       5
   Reserve increase           2       19      (1)
   Benefits paid             (2)      (3)     (3)
                            ---      ---     ---
Balance, end of year        $17      $17       1
                            ===      ===     ===

Assumptions used to determine the GMDB liability include interest rates, which vary by year of issuance and products; mortality rates, which are based upon actual experience modified to allow for variations in policy form; lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMWB AND GMAB

Guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB and guaranteed minimum accumulated benefits (GMAB) as well as index annuities, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits and, to a lesser extent, GMAB benefits, which are not currently offered. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living. With a GMAB benefit, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract, provided the contract holder persists until the maturity date.

The fair value of these embedded policy derivatives was a net liability of $131 million and $218 million at December 31, 2015 and 2014, respectively. We had account values subject to GMWB and GMAB that totaled $3.6 billion and $4.0 billion at December 31, 2015 and 2014, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk for GMAB represents the present value of minimum guaranteed account value in excess of the current account balance, assuming no lapses. In aggregate, the net amount at risk related to the GMWB and GMAB guarantees was $89 million and $130 million at December 31, 2015 and 2014, respectively. We use derivative

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB and GMAB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

THE FOLLOWING TABLE LISTS OUR TOTAL DEBT OUTSTANDING. THE INTEREST RATES PRESENTED IN THE FOLLOWING TABLE ARE THE RANGE OF CONTRACTUAL RATES IN EFFECT AT DECEMBER 31, 2015, INCLUDING FIXED AND VARIABLE-RATES:

                                                                                 BALANCE AT DECEMBER 31,
                                                           Range of     Maturity -----------------------
(IN MILLIONS)                                          Interest Rate(s) Date(s)     2015        2014
-------------                                          ---------------- -------- ----------  ----------
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs, at fair value     10.60%-12.44%    2060   $      143  $      149
                                                                                 ----------  ----------
Total notes payable - to affiliates, net                                                143         149
                                                                                 ----------  ----------
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                      3.16%-3.36%    2060           50         111
   FHLB borrowings                                                                       --           7
                                                                                 ----------  ----------
Total notes payable - to third parties, net                                              50         118
                                                                                 ----------  ----------
Total notes payable                                                              $      193  $      267
                                                                                 ==========  ==========

THE FOLLOWING TABLE PRESENTS MATURITIES OF LONG-TERM DEBT, INCLUDING FAIR VALUE ADJUSTMENTS, WHEN APPLICABLE:

                                                                         Year Ending
DECEMBER 31, 2015                                            -----------------------------------
(IN MILLIONS)                                          Total 2016 2017 2018 2019 2020 Thereafter
-------------                                          ----- ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs, at fair value   $143  $--  $--  $--  $--  $--     $143
                                                       ----  ---  ---  ---  ---  ---     ----
Total notes payable - to affiliates, net                143   --   --   --   --   --      143
                                                       ----  ---  ---  ---  ---  ---     ----
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                    50   --   --   --   --   --       50
                                                       ----  ---  ---  ---  ---  ---     ----
Total notes payable - to third parties, net              50   --   --   --   --   --       50
                                                       ----  ---  ---  ---  ---  ---     ----
Total notes payable                                    $193  $--  $--  $--  $--  $--     $193
                                                       ====  ===  ===  ===  ===  ===     ====

FHLB BORROWINGS

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. In 2015, we expanded the capacity of the FHLB Advance Facility operational plan. The purpose of this plan is to more effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we increased the amount of securities pledged to the FHLBs. The fair value of all collateral pledged to secure advances from the FHLBs included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

INTERCOMPANY LOAN FACILITY

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

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THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

At December 31, 2015, we had no outstanding balance under this facility.

13. COMMITMENTS AND CONTINGENCIES

COMMITMENTS

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

THE FOLLOWING TABLE PRESENTS THE FUTURE MINIMUM LEASE PAYMENTS UNDER OPERATING LEASES AT DECEMBER 31, 2015:

(IN THOUSANDS)
--------------
2016                        $3,092
2017                         2,113
2018                         1,171
2019                           952
2020                           899
Remaining years after 2020     810
                            ------
Total                       $9,037
                            ======

Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $248 million at December 31, 2015.

Mortgage Loan Commitments

We have $252 million and $69 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2015.

CONTINGENCIES

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

We are currently defending a lawsuit filed in the Circuit Court of Kanawha County, West Virginia on November 12, 2009 by The West Virginia Investment Management Board and The West Virginia Consolidated Public Retirement Board (the WV Boards). The WV Boards assert damages in excess of $100 million. In November 2014, the West Virginia Supreme Court reversed the trial court's grant of summary judgment in our favor, and remanded the matter to the Business Court for further proceedings.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $5 million and $4 million at December 31, 2015 and 2014, respectively.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14. EQUITY

ACCUMULATED OTHER COMPREHENSIVE INCOME

THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE
INCOME:

                                                                                      December 31,
                                                                                     -------------
(IN MILLIONS)                                                                         2015   2014
-------------                                                                        -----  ------
Unrealized appreciation of fixed maturity and equity securities, available for sale  $ 921  $2,188
Net unrealized gains on other invested assets                                          256     301
Adjustments to DAC and deferred sales inducements                                     (106)   (234)
Shadow loss recognition                                                                 --     (84)
Foreign currency translation adjustments                                                (8)     (6)
Deferred income tax                                                                   (155)   (405)
                                                                                     -----  ------
Accumulated other comprehensive income                                               $ 908  $1,760
                                                                                     =====  ======

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE OTHER COMPREHENSIVE INCOME (LOSS) RECLASSIFICATION ADJUSTMENTS:

                                            Unrealized
                                          Depreciation of
                                          Fixed Maturity
                                          Investments on
                                           Which Other-
                                               Than-
                                             Temporary      Unrealized   Adjustments
                                              Credit       Appreciation  to DAC and  Unrealized    Foreign
                                            Impairments   (Depreciation)  Deferred    Insurance   Currency
                                               were        of All Other     Sales       Loss     Translation
(IN MILLIONS)                               Recognized     Investments   Inducements Recognition Adjustments  Total
-------------                             --------------- -------------- ----------- ----------- ----------- -------
Year ended December 31, 2013
Unrealized change arising during period        $ 83          $(1,776)       $ 283       $  --        $(1)    $(1,411)
Less: Reclassification
  adjustments included in net income            108              294           44        (187)        --         259
                                               ----          -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), before income
  tax expense (benefit)                         (25)          (2,070)         239         187         (1)     (1,670)
Less: Income tax expense (benefit)               (9)            (733)          84          65         (1)       (594)
                                               ----          -------        -----       -----        ---     -------
Total other comprehensive
  income (loss), net of income
  tax expense (benefit)                        $(16)         $(1,337)       $ 155       $ 122        $--     $(1,076)
                                               ====          =======        =====       =====        ===     =======
Year ended December 31, 2014
Unrealized change arising during period        $ 31          $   908        $ (84)      $ (77)       $(4)    $   774
Less: Reclassification adjustments
  included in net income                         65               21           30          --         --         116
                                               ----          -------        -----       -----        ---     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)           (34)             887         (114)        (77)        (4)        658
Less: Income tax expense (benefit)              (13)              33          (31)        (28)        (2)        (41)
                                               ----          -------        -----       -----        ---     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)          $(21)         $   854        $ (83)      $ (49)       $(2)    $   699
                                               ====          =======        =====       =====        ===     =======
YEAR ENDED DECEMBER 31, 2015
Unrealized change arising during period        $(12)         $(1,214)       $ 164       $  84        $(2)    $  (980)
Less: Reclassification adjustments
  included in net income                         65               21           36          --         --         122
                                               ----          -------        -----       -----        ---     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)           (77)          (1,235)         128          84         (2)     (1,102)
Less: Income tax expense (benefit)              (28)            (297)          46          30         (1)       (250)
                                               ----          -------        -----       -----        ---     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)          $(49)         $  (938)       $  82       $  54        $(1)    $  (852)
                                               ====          =======        =====       =====        ===     =======

THE FOLLOWING TABLE PRESENTS THE EFFECT OF THE RECLASSIFICATION OF SIGNIFICANT ITEMS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME ON THE RESPECTIVE LINE ITEMS IN THE CONSOLIDATED STATEMENTS OF INCOME:

                                                  Amount Reclassified from
                                                    Accumulated Other
                                                   Comprehensive Income
                                                  ---------------------
                                                       December 31,
                                                  ---------------------         Affected Line Item in the
(IN MILLIONS)                                       2015      2014   2013         Statements of Income
-------------                                     --------   ------ -----  ------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary
  credit impairments were recognized              $     65   $   65   108  Net realized capital gains (losses)
Unrealized appreciation of all other investments        21       21   294  Net realized capital gains (losses)
Adjustments to DAC and deferred sales                                      Amortization of deferred policy
  inducements                                           36       30    44  acquisition costs
Shadow loss recognition                                 --       --  (187) Policyholder benefits
                                                  --------   ------ -----
   Total reclassifications for the period         $    122   $  116   259
                                                  ========   ====== =====

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

THE FOLLOWING TABLE PRESENTS OUR STATUTORY NET INCOME AND CAPITAL AND SURPLUS:

(IN MILLIONS)                                              2015   2014   2013
-------------                                             ------ ------ ------
YEARS ENDED DECEMBER 31,
Statutory net income                                      $  757 $1,025 $1,271
AT DECEMBER 31,
Statutory capital and surplus                              2,723  3,618
Aggregate minimum required statutory capital and surplus     733    719

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2015 and 2014, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

DIVIDEND RESTRICTIONS

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends in a twelve-month period, measured retrospectively from the date of payment, which can be paid over a rolling twelve-month period to shareholders of Texas domiciled insurance companies without obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the statutory surplus as regards to policyholders at the preceding December 31; or
(2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2016 without prior approval of the TDI is $22 million. Dividend payments in excess of positive retained earnings in 2014 and 2015 were classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

On August 27, 2015, AIG Parent amended the defined benefit pension plans, to freeze benefit accruals effective January 1, 2016. Consequently, these plans were closed to new participants and current participants ceased earning additional benefits as of December 31, 2015. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

Effective January 1, 2016, AIG Parent provides participants in the AIG Incentive Savings Plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service (IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

We also maintain a retirement plan for the benefit of our sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract we issued. The liabilities and expenses associated with this plan were not material to our consolidated financial position and results of operations for the years presented.

17. INCOME TAXES

THE FOLLOWING TABLE PRESENTS THE INCOME TAX EXPENSE (BENEFIT) ATTRIBUTABLE TO PRE-TAX INCOME (LOSS):

YEARS ENDED DECEMBER 31,
(IN MILLIONS)             2015 2014 2013
-------------             ---- ---- ----
Current                   $243 $262 $155
Deferred                    87  152  (58)
                          ---- ---- ----
Total income tax expense  $330 $414 $ 97
                          ==== ==== ====

THE U.S. STATUTORY INCOME TAX RATE IS 35 PERCENT FOR 2015, 2014 AND 2013. ACTUAL INCOME TAX (BENEFIT) EXPENSE DIFFERS FROM THE STATUTORY U.S. FEDERAL AMOUNT COMPUTED BY APPLYING THE FEDERAL INCOME TAX RATE, DUE TO THE FOLLOWING:

YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                      2015  2014   2013
-------------                                                      ----  ----  -----
U.S federal income tax expense at statutory rate                   $387  $491  $ 603
Adjustments:
   Dividends received deduction                                     (39)  (10)   (29)
   Reclassifications from accumulated other comprehensive income    (25)   --     --
   State income tax                                                   7    (7)   (26)
   Capital loss carryover write-off                                   5   (29)    24
   Valuation allowance                                               --   (12)  (463)
   Other                                                             (5)  (19)   (12)
                                                                   ----  ----  -----
Total income tax expense                                           $330  $414  $  97
                                                                   ====  ====  =====

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF THE NET DEFERRED TAX ASSETS (LIABILITIES):

YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                               2015    2014
-------------                                                              -----  -------
Deferred tax assets:
   Losses and tax credit carryforwards                                     $  68  $    64
   Basis differences on investments                                          551      735
   Policy reserves                                                           162       90
   Fixed assets                                                               47       21
   Accrued expenses                                                           42       15
   Other                                                                      --       45
                                                                           -----  -------
Total deferred tax assets                                                    870      970
                                                                           -----  -------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (462)    (401)
   Net unrealized gains on debt and equity securities available for sale    (338)    (775)
   Other                                                                      (1)      --
                                                                           -----  -------
Total deferred tax liabilities                                              (801)  (1,176)
                                                                           -----  -------
Net deferred tax asset (liability) before valuation allowance                 69     (206)
Valuation allowance                                                         (115)      --
                                                                           -----  -------
Net deferred tax liability                                                 $ (46) $  (206)
                                                                           =====  =======

THE FOLLOWING TABLE PRESENTS OUR TAX LOSSES AND CREDIT CARRYFORWARDS ON A TAX RETURN BASIS.

DECEMBER 31, 2015                   Tax    Expiration
(IN MILLIONS)                     Effected  Periods
-------------                     -------- ----------
Foreign tax credit carryforwards    $42    2018-2024
Business credit carryforwards        26    2027-2034
                                    ---
Total carryforwards                 $68
                                    ===

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

ASSESSMENT OF DEFERRED TAX ASSET VALUATION ALLOWANCE

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

.. the nature, frequency and severity of cumulative financial reporting losses in recent years;

.. the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

.. the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

.. prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

At December 31, 2015, recent changes in market conditions, including rising interest rates, impacted the unrealized tax losses in our available for sale portfolio, resulting in an increase to the related deferred tax asset. The deferred tax asset relates to the unrealized losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery. As of December 31, 2015, based on all available evidence, we concluded that a valuation allowance should be established on a portion of the deferred tax asset related to unrealized losses that are not more-likely-than-not to be realized.

In 2015, we established $115 million of valuation allowance associated with unrealized tax losses, all of which was allocated to other comprehensive income. In 2014, we released $291 million of our deferred tax asset valuation allowance associated with capital loss carryforwards, which was allocated to other comprehensive income.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

THE FOLLOWING TABLE PRESENTS A RECONCILIATION OF THE BEGINNING AND ENDING BALANCES OF THE TOTAL AMOUNTS OF GROSS UNRECOGNIZED TAX BENEFITS, EXCLUDING INTEREST AND PENALTIES:

                                                     Years Ended December 31,
                                                    -------------------------
(IN MILLIONS)                                          2015          2014
-------------                                       ----------- -------------
Gross unrecognized tax benefits, beginning of year  $        26 $          27
   Increases in tax position for prior years                  6            --
   Decreases in tax position for prior years                 --            (1)
                                                    ----------- -------------
Gross unrecognized tax benefits, end of year        $        32 $          26
                                                    =========== =============

At December 31, 2015 and 2014, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $32 million and $26 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2015 and 2014, we had accrued liabilities of $3 million and $2 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2015 and 2013, we recognized expense of $1 million and less than $1 million, respectively, while in 2014, we recognized income of $3 million of interest (net of the federal benefit) and penalties.

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2015, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2015 remain subject to examination by major tax jurisdictions.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

18. RELATED PARTY TRANSACTIONS

EVENTS RELATED TO AIG PARENT

AIG Parent is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution (SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG Parent was subject to regulation by the Federal Reserve as a savings and loan holding company as of March 31, 2014.

As part of broad and on-going efforts to transform AIG Parent for long-term competitiveness, in the third quarter of 2015, AIG Parent finalized a series of initiatives focused on organizational simplification, operational efficiency, and business rationalization. On January 26, 2016, AIG Parent announced several actions designed to create a leaner, more profitable and focused insurer. These actions included a plan to reorganize its operating model into "modular," self-contained business units to enhance transparency and accountability. AIG Parent also introduced a new legacy portfolio, which aims to maximize value and release capital of certain run-off non-strategic assets and highlight progress on improving the return on equity of its operating portfolio.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as
                      -----------
described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

OPERATING AGREEMENTS

Pursuant to service and cost allocation agreements, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. The amount incurred for such services was approximately $428 million in both 2015 and 2014 and $384 million in 2013.

SELKIRK TRANSACTIONS

See Note 9 for discussion of Selkirk transactions.

LIGHTHOUSE VI

During 2013, we, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within our Representative Security Account (RSA).

In each transaction, a portion of our securities were transferred to the RSA of our affiliate American General Life Insurance Company (AGL), in exchange for other AGL securities.

AMBROSE TRANSACTIONS

During 2012, 2013 and 2014, we entered into securitization transactions in which we transferred portfolios of high grade corporate securities and structured securities acquired from AIG Parent, to newly formed special purpose entities (the Ambrose entities), which are VIEs. As consideration for the transferred securities, we received beneficial interests in tranches of structured securities (Class A1, B, C and X) issued by each Ambrose entity. The Class A1, B and C Notes were designed to closely replicate the interest and principal amortization payments of the transferred securities. The Class X notes were subsequently transferred to AIG Parent. Each Ambrose entity issued a tranche of Class A2 notes to third party investors.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG Parent, which are guaranteed by AIG Parent. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand. AIG Parent indirectly bears the first loss position in each transaction through its ownership of the Class X notes and its guarantee of the capital commitments.

These capital commitments received by the Ambrose entities range from $200 million to $400 million per entity.

AMERICAN HOME AND NATIONAL UNION GUARANTEES

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of the agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006. American Home's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to the Guarantee.

OTHER

We purchase or sell securities, at fair market value, to or from our affiliates in the ordinary course of business.

During 2015, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling $74 million, as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - Audited Financial Statements of The Variable Annuity Life Insurance Company Separate Account A for the year ended December 31, 2015.

      - Audited Consolidated Financial Statements of The Variable Annuity Life Insurance Company for the years ended December 31, 2015, 2014 and 2013.


(b)  Exhibits



(1)    (a)  Resolutions adopted by The Variable Annuity Life Insurance Company Board of Directors at
            its Annual Meeting of April 18, 1979 establishing The Variable Annuity Life Insurance
            Company Separate Account A................................................................... 1
       (b)  Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of
            Executive Committee of The Variable Annuity Life Insurance Company Board of Directors........ 2
(2)    Form of Custody Agreements........................................................................ Not Applicable
(3)    (a)  Amended and Restated Distribution Agreement between The Variable Annuity Life Insurance
            Company and American General Distributors dated January 1, 2002.............................. 4
       (b)  Amendment No.1 to Distribution Agreement dated April 30, 2015................................ 4
(4)    (a)  Variable Annuity Contract (V-803 (11/14)).................................................... 4
       (b)  Nursing Home Waiver Rider (VE-7036-RI (11/14))............................................... 4
       (c)  Return of Purchase Payment Optional Death Benefit Endorsement
            (VE-8022 (11/14))............................................................................ 4
       (d)  Maximum Anniversary Value Optional Death Benefit Endorsement
            (VE-8023 (11/14))............................................................................ 4
       (e)  Optional Guaranteed Living Benefit Endorsement (VE-6248 (11/14))............................. 4
       (f)  Premium Plus Endorsement (VE-6245 (11/14))................................................... 4
       (g)  Individual Retirement Annuity Endorsement (VE-6171 (11/14)).................................. 4
       (h)  Roth IRA Endorsement (VE-6172 (11/14))....................................................... 4
       (i)  SEP IRA Endorsement (VE-6173 (11/14))........................................................ 4
       (j)  Pension and Profit Sharing Plan Endorsement (VE-6067 (11/14))................................ 4
       (k)  State Deferred Compensation Plan Endorsement (VE-6066 (11/14))............................... 4
       (l)  Economic Growth and Tax Relief Reconciliation Act ("EGTRRA)
            (VE-6174 (11/14))............................................................................ 4
       (m)  Extended Legacy Program Guide................................................................ 4
       (n)  Optional Guaranteed Living Benefit Endorsement (VE-8036 (11/15))............................. Filed Herewith
(5)    Application for Contract
       (a)  Annuity Application (VA-579 (11/14))......................................................... 4
(6)    Corporate Documents of Depositor
       (a)  Copy of Amended and Restated Articles of Incorporation of The Variable Annuity Life
            Insurance Company, effective as of April 28, 1989............................................ 1
       (b)  Copy of Amendment Number One to Amended and Restated Articles of Incorporation of The
            Variable Annuity Life Insurance Company (as amended through April 28, 1989) effective
            March 28, 1990............................................................................... 1
       (c)  Copy of Amended and Restated Bylaws of The Variable Annuity Life Insurance Company as
            amended through August 3, 2006............................................................... 3
(7)    Reinsurance Contract.............................................................................. Not Applicable
(8)    Material Contracts
       (a)  Anchor Series Trust Fund Participation Agreement............................................. 4
       (b)  SunAmerica Series Trust Fund Participation Agreement......................................... 4
       (c)  Lord Abbett Fund Participation Agreement..................................................... 4
       (d)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
            Participation Agreement...................................................................... 4
       (e)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement............ 4
       (f)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement
            Addendum..................................................................................... 4
       (g)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
            Agreement.................................................................................... 4





         (h)  Seasons Series Trust Fund Participation Agreement................................. 4
(9)      Opinion of Counsel and Consent of Depositor............................................ 4
(10)     Consent................................................................................ Filed Herewith
(11)     Financial Statements Omitted from Item 23.............................................. Not Applicable
(12)     Initial Capitalization Agreement....................................................... Not Applicable
(13)     Other
         (a)  Power of Attorney -- The Variable Annuity Life Insurance Company Directors........ Filed Herewith


--------
1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
  45, File Nos. 033-75292 and 811-03240, filed on March 1, 1996, Accession No. 0000950129-96-000265.

2 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment
  No. 77, File Nos. 033-75292 and 811-03240, filed on April 30, 2003,
  Accession No. 0000899243-03-000987.

3 Incorporated by reference to Initial Registration Statement, File Nos.
  333-137942 and 811-03240, filed on October 11, 2006, Accession No.
  0001193125-06-206012.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  215. File Nos. 333-201800 and 811-03240, filed on April 27, 2015, Accession
  No. 0001193125-15-149785.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Elias F. Habayeb(3)                                Director
Deborah A. Gero(1)                                 Director, Senior Vice President and Chief Investment Officer
Jana W. Greer(2)                                   Director and President, Group Retirement
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Glenn R. Harris                                    Executive Vice President
Robert J. Scheinerman                              Executive Vice President
Eric Levy                                          Executive Vice President
Don W. Cummings(3)                                 Senior Vice President and Life Controller
William C. Kolbert(7)                              Senior Vice President and Business Information Officer
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
Sabyasachi Ray(9)                                  Senior Vice President and Chief Operations Officer
Joseph P. McKernan                                 Senior Vice President
Christine A. Nixon(1)                              Senior Vice President
Craig A. Buck(6)                                   Senior Vice President, Capital Management
Yoav Tamir(1)                                      Senior Vice President, Market Risk Management
Charles E. Beam(8)                                 Vice President and Assistant Controller
Marla S. Campagna(4)                               Vice President
Julie Cotton Hearne                                Vice President and Secretary
Manda Ghaferi(1)                                   Vice President
Tracey E. Harris                                   Vice President, Product Filing
Keith C. Honig(4)                                  Vice President
Frank Kophamel                                     Vice President and Appointed Actuary
Mallary L. Reznik(1)                               Vice President and Assistant Secretary
T. Clay Spires                                     Vice President and Tax Officer
Daniel R. Cricks                                   Vice President and Tax Officer
Josephine B. Lowman                                Vice President and Tax Officer
Katherine L. Stoner                                Vice President, Chief Compliance Officer, Investment Advisor and
                                                   38a-1 Compliance Officer
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Melissa H. Cozart                                  Privacy Officer
Becky L. Strom                                     Anti-Money Laundering and Economic Sanctions Compliance Officer
Sarah J. VanBeck                                   Assistant Life Controller
Rosemary Foster                                    Assistant Secretary
Michael Plotkin(8)                                 Assistant Tax Officer
Virginia N. Puzon(1)                               Assistant Secretary
Laszio Kulin(5)                                    Investment Tax Officer
Alireza Vaseghi(5)                                 Managing Director, Chief Operating Officer, Institutional Markets


--------
(1)   1999 Avenue of the Stars, Los Angeles, CA 90067
(2)   21650 Oxnard Street, Woodland Hills, CA 91367
(3)   175 Water Street, New York, NY 10038
(4)   777 S. Figueroa Street, Los Angeles, CA 90017
(5)   80 Pine Street, New York, NY 10005
(6)   1650 Market Street, Philadelphia, PA 19139
(7)   50 Danbury Road, Wilton, CT 06897


(8)   2000 American General Way, Brentwood, TN 37027

(9)   4-3-20 Toranomon, Minato-ku, Tokyo, Japan 105-0001



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-16-000035, filed on February 19, 2016. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 31, 2016, the number of Polaris Platinum Elite contracts funded by The Variable Annuity Life Insurance Company Separate Account A was 613, of which 530 were qualified contracts and 83 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:


     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A

     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                      POSITION
--------------------------- ----------------------------------------------------------------
   Peter A. Harbeck         Director
   Stephen A. Maginn(2)     Director, Senior Vice President
   James T. Nichols         Director, Chief Executive Officer and President
   Frank Curran             Vice President, Chief Financial Officer, Treasurer, Controller
                            and Financial Operations Officer
   Rebecca Snider           Chief Compliance Officer
   John T. Genoy            Vice President
   Mallary L. Reznik(2)     Vice President
   Christine A. Nixon(2)    Secretary
   Julie Cotton Hearne(3)   Assistant Secretary
   Rosemary Foster(3)       Assistant Secretary
   Virginia N. Puzon(2)     Assistant Secretary
   Thomas Clayton Spires    Vice President, Tax Officer
   Michael E. Treske(1)     Chief Distribution Officer, Mutual Funds and Variable Annuities


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.


     (3)   Principal business address 2919 Allen Parkway, Houston, TX 77019


(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Variable Annuity Life Insurance Company at its principal executive office located at 2929 Allen Parkway, Houston, Texas 77019.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS



GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.



Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.


UNDERTAKINGS OF THE REGISTRANT


Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 25th day of April, 2016.



                                       THE VARIABLE ANNUITY LIFE INSURANCE
                                       COMPANY SEPARATE ACCOUNT A
                                       (Registrant)


                                       BY: THE VARIABLE ANNUITY LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)



                                       BY: /s/  SARAH J. VANBECK

                                          -------------------------------------

                                          SARAH J. VANBECK
                                          ASSISTANT LIFE CONTROLLER


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman of the Board, Chief Executive      April 25, 2016
------------------------------                      Officer, and President
KEVIN T. HOGAN

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 25, 2016
------------------------------                         Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO                     Director, Senior Vice President and Chief Investment    April 25, 2016
------------------------------                              Officer
DEBORAH A. GERO

*JANA W. GREER                             Director and President, Group Retirement          April 25, 2016
------------------------------
JANA W. GREER

*ELIAS F. HABAYEB                                          Director                          April 25, 2016
------------------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 25, 2016
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 25, 2016
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*DON W. CUMMINGS                           Senior Vice President and Life Controller         April 25, 2016
------------------------------
DON W. CUMMINGS

/s/  SARAH J. VANBECK                              Assistant Life Controller                 April 25, 2016
------------------------------
SARAH J. VANBECK

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 25, 2016
------------------------------
*MANDA GHAFERI




                                 EXHIBIT INDEX




 EXHIBIT NO.                                    DESCRIPTION
-------------   --------------------------------------------------------------------------
(4)(n)          Optional Guaranteed Living Benefit Endorsement
(10)            Consent
(13)(a)         Power of Attorney - The Variable Annuity Life Insurance Company Directors